UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Address of principal executive offices) (Zip code)

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2012

Date of reporting period: August 31, 2011

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended August 31, 2011.

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 14.2%
Amazon.com *	19,981	$4,302
American Eagle Outfitters	118,800	1,315
Apollo Group, Cl A *	170,042	7,962
Autoliv (A)	13,000	726
Barnes & Noble (A)	7,200	96
Bayerische Motoren Werke	49,610	4,025
Bed Bath & Beyond *	138,109	7,853
Best Buy (A)	79,600	2,037
Big Lots * (A)	27,300	925
BorgWarner * (A)	10,856	775
Career Education * (A)	33,909	575
Carnival	2,300	76
CBS, Cl B	423,490	10,608
Coach	289,851	16,296
Comcast, Cl A	71,600	1,540
Cooper Tire & Rubber	32,100	389
Ctrip.com International ADR * (A)	81,000	3,379
Darden Restaurants	13,800	664
DIRECTV, Cl A *	117,620	5,172
DISH Network, Cl A *	52,700	1,310
Foot Locker	11,300	236
Ford Motor *	91,600	1,019
Fossil *	52,828	5,104
GameStop, Cl A * (A)	47,600	1,139
Gannett (A)	67,500	780
Gap	39,900	659
Genuine Parts (A)	11,300	622
Goodyear Tire & Rubber *	122,800	1,530
Guess?	25,200	860
Harley-Davidson	220,885	8,539
Harman International Industries	8,200	297
ITT Educational Services * (A)	28,000	2,021
Johnson Controls	238,858	7,615
Kohl’s	76,560	3,548
Las Vegas Sands *	63,571	2,961
Limited Brands	18,400	694
Lowe’s	577,754	11,515
Macy’s	293,380	7,613
Mattel	38,400	1,032
McDonald’s	87,941	7,955
McGraw-Hill	13,600	573
NetFlix * (A)	10,608	2,493
NIKE, Cl B	122,414	10,607
Nordstrom	142,876	6,495
Omnicom Group	16,300	661
PetSmart	1,900	80
Polaris Industries	1,100	121
Pool	6,305	163
priceline.com * (A)	12,300	6,608
RadioShack (A)	27,400	356
Service International	52,977	541
Staples	234,000	3,449
Starbucks	59,260	2,289
Starwood Hotels & Resorts Worldwide	53,248	2,373
Target	224,647	11,608
Time Warner	98,028	3,104
Time Warner Cable, Cl A	109,950	7,202
TJX	34,100	1,863

Description	Shares	Market Value ($ Thousands)

TRW Automotive Holdings *	19,200	$800
Tupperware Brands	8,800	585
VF (A)	22,572	2,642
Viacom, Cl B	21,300	1,027
Walt Disney	31,100	1,059
Warnaco Group *	15,600	832
Washington Post, Cl B (A)	1,200	427
Whirlpool (A)	25,800	1,617
Williams-Sonoma	18,000	596
Wyndham Worldwide	6,900	224
Wynn Resorts	1,100	170
Yum! Brands	42,546	2,313

		208,642

Consumer Staples — 8.9%
Altria Group	67,100	1,824
Anheuser-Busch InBev ADR (A)	71,724	3,964
Archer-Daniels-Midland	64,500	1,837
BJ’s Wholesale Club *	9,500	483
Clorox	2,500	174
Coca-Cola	158,733	11,183
Coca-Cola Enterprises	30,800	851
ConAgra Foods	94,000	2,296
Constellation Brands, Cl A *	7,800	154
Corn Products International	17,000	795
Costco Wholesale	201,862	15,854
CVS Caremark	154,700	5,555
Dr. Pepper Snapple Group	22,100	850
Estee Lauder, Cl A	47,297	4,619
Herbalife	36,000	2,009
Hormel Foods	2,900	80
Kimberly-Clark	23,700	1,639
Kroger	221,441	5,217
Lorillard	9,600	1,070
Mead Johnson Nutrition, Cl A	177,221	12,627
PepsiCo	61,932	3,990
Philip Morris International	90,770	6,292
Procter & Gamble	258,164	16,440
Reynolds American	25,900	973
Safeway (A)	123,400	2,262
Smithfield Foods *	85,500	1,874
SUPERVALU (A)	60,800	485
Tyson Foods, Cl A (A)	165,949	2,899
Walgreen	228,600	8,049
Wal-Mart Stores	140,185	7,459
Whole Foods Market (A)	105,803	6,986

		130,790

Energy — 9.8%
Alpha Natural Resources *	2,500	83
Apache	23,600	2,432
Arch Coal	700	14
Baker Hughes	19,475	1,190
BG Group PLC ADR (A)	12,083	1,315
Canadian Natural Resources	192,247	7,242
Chesapeake Energy	30,900	1,001
Chevron	225,200	22,275
Cimarex Energy	4,100	291
ConocoPhillips	291,180	19,821
Core Laboratories	33,618	3,751
Devon Energy	39,100	2,652
EOG Resources	89,918	8,325
Exxon Mobil	185,100	13,705
FMC Technologies * (A)	161,154	7,165

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Halliburton	82,300	$3,652
Helix Energy Solutions Group *	17,100	289
Hess	44,200	2,623
Marathon Oil	154,600	4,162
Marathon Petroleum	71,850	2,663
McDermott International *	35,300	508
Murphy Oil	51,800	2,775
National Oilwell Varco	54,977	3,635
Noble (A)	16,300	550
Noble Energy	34,130	3,016
Occidental Petroleum	34,300	2,975
Patterson-UTI Energy	51,500	1,259
Peabody Energy	5,800	283
Range Resources (A)	20,730	1,342
Schlumberger	175,484	13,709
SEACOR Holdings	5,000	444
Tesoro *	76,600	1,843
Transocean	5,400	302
Valero Energy	256,300	5,823
W&T Offshore (A)	32,033	677
Williams	2,900	78

		143,870

Financials — 11.9%
ACE	74,100	4,785
Aflac	21,100	796
Alexandria Real Estate Equities ‡	800	58
Allstate	48,800	1,280
American Financial Group	24,194	805
Ameriprise Financial	66,100	3,021
Annaly Capital Management ‡	56,300	1,021
Assurant	84,800	2,982
Astoria Financial	6,600	67
AvalonBay Communities ‡ (A)	1,300	177
Bank of America	420,200	3,433
Bank of Hawaii	7,900	328
Bank of New York Mellon	63,600	1,315
Berkshire Hathaway, Cl B *	65,100	4,752
BlackRock, Cl A	500	82
Boston Properties ‡	2,100	219
Brandywine Realty Trust ‡	72,100	717
Camden Property Trust ‡	1,100	73
Capital One Financial (A)	214,370	9,872
CBL & Associates Properties ‡ (A)	46,200	680
Charles Schwab (A)	338,212	4,170
Chubb (A)	93,900	5,812
Citigroup	294,780	9,153
City National	3,000	135
CME Group, Cl A	21,785	5,819
CNA Financial	21,600	527
Comerica	65,292	1,671
Commerce Bancshares	34,500	1,365
Digital Realty Trust ‡ (A)	1,400	84
Discover Financial Services	234,000	5,888
Endurance Specialty Holdings	19,600	709
Equity Residential ‡	4,300	263
Essex Property Trust ‡	500	72
Everest Re Group	9,300	751
Federal Realty Investment Trust ‡	800	72
Fifth Third Bancorp	229,700	2,440
Franklin Resources	11,400	1,367
Fulton Financial	8,200	75

Description	Shares	Market Value ($ Thousands)

Goldman Sachs Group	21,500	$2,499
Hartford Financial Services Group	125,300	2,398
HCC Insurance Holdings	7,100	208
HCP ‡	5,500	205
Health Care REIT ‡ (A)	2,400	122
Hospitality Properties Trust ‡	76,300	1,791
Host Hotels & Resorts ‡	9,600	114
Huntington Bancshares	488,700	2,458
IntercontinentalExchange * (A)	42,500	5,013
Jones Lang LaSalle	14,900	997
JPMorgan Chase	556,420	20,899
Keycorp	533,100	3,540
Kimco Realty ‡	5,500	97
Liberty Property Trust ‡	1,700	58
Lincoln National	113,800	2,361
Loews	17,500	658
Macerich ‡	1,800	88
Mack-Cali Realty ‡	21,600	673
MetLife	34,400	1,156
Montpelier Re Holdings	27,200	467
Moody’s (A)	25,700	792
Morgan Stanley	82,500	1,444
PartnerRe	11,000	627
Plum Creek Timber ‡	2,300	87
PNC Financial Services Group	131,300	6,583
Popular *	652,800	1,358
ProLogis ‡	5,700	155
Protective Life	11,100	211
Prudential Financial	57,200	2,872
Public Storage ‡	11,700	1,448
Rayonier ‡	19,500	818
Regency Centers ‡	1,400	58
Regions Financial	59,500	270
Reinsurance Group of America, Cl A	1,900	101
RenaissanceRe Holdings	10,100	662
Simon Property Group ‡	4,100	482
SL Green Realty ‡	1,200	87
SLM	69,800	958
State Street	63,600	2,259
SunTrust Banks	23,300	464
Torchmark	41,650	1,592
Travelers	121,400	6,126
UDR ‡	2,700	72
Unum Group	192,500	4,532
US Bancorp	166,100	3,855
Validus Holdings	21,200	547
Ventas ‡	3,615	193
Vornado Realty Trust ‡	2,700	232
Wells Fargo	522,000	13,624
Weyerhaeuser ‡	7,600	137

		175,284

Health Care — 12.0%
Abbott Laboratories	56,700	2,977
Aetna	128,300	5,136
Allergan	148,771	12,171
AmerisourceBergen (A)	67,600	2,676
Amgen	245,943	13,627
Baxter International	9,700	543
Biogen Idec *	8,500	801
Bristol-Myers Squibb	25,300	753
Cardinal Health	42,200	1,794

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Celgene *	115,775	$6,885
Chemed	3,578	208
CIGNA	42,800	2,000
Covance * (A)	117,127	5,805
Coventry Health Care *	36,400	1,197
Covidien	79,129	4,129
DaVita *	62,883	4,627
Eli Lilly	80,900	3,035
Endo Pharmaceuticals Holdings * (A)	14,300	456
Express Scripts *	180,316	8,464
Forest Laboratories *	63,800	2,184
Gilead Sciences *	51,633	2,059
Health Net *	84,100	2,076
Hill-Rom Holdings	15,100	457
Humana	47,570	3,693
Idexx Laboratories * (A)	67,127	5,355
Illumina * (A)	55,912	2,913
Intuitive Surgical *	18,680	7,124
Johnson & Johnson (A)	211,030	13,886
Kinetic Concepts *	13,100	885
McKesson	9,300	743
Medco Health Solutions *	32,200	1,743
Medicis Pharmaceutical, Cl A	20,500	797
Merck	362,500	12,006
Novo Nordisk ADR	33,430	3,566
Omnicare (A)	47,000	1,396
PDL BioPharma (A)	102,800	628
Perrigo (A)	33,300	3,155
Pfizer	871,400	16,539
UnitedHealth Group	189,472	9,004
Waters *	31,788	2,539
WellPoint	101,400	6,419

		176,451

Industrials — 8.4%
3M	17,731	1,471
ABB ADR	217,003	4,616
AGCO *	18,300	784
Alliant Techsystems	4,056	258
Avery Dennison	8,200	239
Boeing	31,797	2,126
Briggs & Stratton (A)	10,700	173
Caterpillar	49,150	4,473
CSX	63,500	1,393
Cummins	25,300	2,351
Curtiss-Wright	2,700	83
Danaher	125,066	5,729
Expeditors International of Washington	76,800	3,494
FedEx	4,100	323
Fluor	121,953	7,405
Gardner Denver	14,200	1,119
General Dynamics	31,600	2,025
General Electric	766,730	12,506
Granite Construction	6,200	128
Harsco	29,700	679
HNI	4,700	97
Honeywell International	64,680	3,092
Hubbell, Cl B	1,300	77
Huntington Ingalls Industries * (A)	5,883	176
Ingersoll-Rand (A)	9,800	328
ITT	16,200	767

Description	Shares	Market Value ($ Thousands)

KBR	101,900	$3,062
L-3 Communications Holdings, Cl 3	46,200	3,133
Lockheed Martin (A)	64,300	4,770
Navistar International * (A)	8,600	356
Norfolk Southern	22,200	1,503
Northrop Grumman (A)	91,900	5,020
Owens Corning *	28,700	834
Parker Hannifin	38,710	2,842
Precision Castparts	72,218	11,833
Raytheon	100,628	4,350
Republic Services, Cl A	50,562	1,535
Roper Industries	71,455	5,498
RR Donnelley & Sons	56,200	857
Ryder System	34,100	1,605
Simpson Manufacturing	5,300	151
Stericycle *	81,837	7,178
Thomas & Betts *	9,800	428
Timken	47,500	1,869
Tyco International	50,150	2,085
Union Pacific	54,420	5,016
United Continental Holdings * (A)	29,800	554
United Technologies	30,353	2,254
URS *	16,669	585
Waste Management (A)	18,300	605

		123,835

Information Technology — 21.4%
Accenture, Cl A (A)	110,880	5,942
Activision Blizzard	127,600	1,511
Adobe Systems *	427,578	10,792
Altera	38,380	1,397
Amdocs *	31,500	865
Amphenol, Cl A	105,427	4,953
Ansys *	92,393	4,987
Apple *	113,592	43,714
Applied Materials	65,800	745
Autodesk *	202,742	5,717
Broadcom, Cl A	113,520	4,047
CA	52,600	1,104
Cisco Systems	489,400	7,674
Citrix Systems *	119,883	7,244
Cognizant Technology Solutions, Cl A *	82,148	5,212
Computer Sciences	34,700	1,064
Convergys *	27,300	291
CoreLogic *	5,200	60
Corning	84,300	1,267
Dell *	123,400	1,834
DST Systems	12,404	582
EMC *	345,260	7,800
Fidelity National Information Services	37,300	1,051
First Solar * (A)	18,360	1,836
Genpact *	261,696	4,336
Google, Cl A *	47,161	25,512
Harris	25,400	1,025
Hewlett-Packard	156,700	4,079
Ingram Micro, Cl A *	26,300	469
Intel	990,772	19,944
International Business Machines	48,257	8,296
Intuit	123,490	6,092
Jabil Circuit	5,400	91

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

JDS Uniphase *	13,400	$174
Juniper Networks *	184,324	3,858
Kla-Tencor (A)	7,700	282
Lam Research *	18,500	687
Lexmark International, Cl A *	13,400	428
LSI *	161,100	1,097
Marvell Technology Group *	14,200	187
Mastercard, Cl A	49,729	16,396
Microchip Technology (A)	103,230	3,388
Micron Technology *	83,000	491
Microsoft	460,060	12,238
Molex (A)	4,300	94
Motorola Solutions	35,700	1,503
National Instruments	181,929	4,626
NetApp * (A)	177,028	6,660
Oracle	566,822	15,911
Plantronics	800	26
Polycom *	95,400	2,270
Qualcomm	411,805	21,191
Research In Motion * (A)	20,300	659
SAIC *	38,000	570
Salesforce.com * (A)	27,129	3,493
Seagate Technology	30,200	350
Sina * (A)	11,023	1,184
Sohu.com *	1,000	82
Symantec *	121,800	2,089
TE Connectivity	21,600	661
Tech Data *	17,900	843
Teradata *	74,700	3,911
Texas Instruments	56,200	1,473
VeriSign	151,200	4,710
Visa, Cl A	86,200	7,575
Vishay Intertechnology *	73,200	835
Western Digital *	66,500	1,961
Xerox	130,600	1,084

		314,520

Materials — 2.5%
Allegheny Technologies	31,019	1,555
Ashland	16,700	885
Ball	22,900	823
Cabot	4,800	165
Dow Chemical	86,700	2,467
E.I. Du Pont de Nemours	11,000	531
Eastman Chemical	36,300	3,003
Freeport-McMoRan Copper & Gold, Cl B	160,244	7,554
Huntsman	72,600	952
International Paper	45,400	1,233
Monsanto	88,866	6,125
Nucor	23,400	844
Owens-Illinois *	16,800	318
Packaging Corp of America	12,600	319
PPG Industries	1,300	99
Praxair	2,900	286
Rock-Tenn, Cl A	12,550	674
Sealed Air	46,200	851
Sigma-Aldrich	20,370	1,312
Steel Dynamics	87,400	1,112
Syngenta ADR	65,691	4,159
Teck Resources, Cl B	20,100	891
Walter Industries	800	65
Westlake Chemical (A)	8,100	372

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Worthington Industries	4,900	$80

		36,675

Telecommunication Services — 3.3%
American Tower, Cl A *	126,675	6,823
AT&T (A)	676,440	19,265
Crown Castle International *	142,100	6,171
Telephone & Data Systems	7,500	192
Verizon Communications	425,063	15,375

		47,826

Utilities — 2.3%
Alliant Energy	39,800	1,615
Ameren	50,000	1,513
American Electric Power	184,708	7,135
Atmos Energy	11,200	376
CMS Energy (A)	25,200	497
Consolidated Edison	12,700	714
Constellation Energy Group	35,400	1,362
DTE Energy	16,700	844
Edison International	61,300	2,280
Entergy	80,400	5,243
Exelon	86,700	3,739
FirstEnergy	5,000	221
GenOn Energy *	63,504	193
OGE Energy	1,200	60
PG&E	27,100	1,148
Public Service Enterprise Group	95,500	3,259
Sempra Energy	71,100	3,734

		33,933

Total Common Stock (Cost $1,310,275) ($ Thousands)		1,391,826

AFFILIATED PARTNERSHIP — 7.1%
SEI Liquidity Fund, L.P. 0.200%† ** (D)	104,582,199	104,009

Total Affiliated Partnership (Cost $104,582) ($ Thousands)		104,009

CASH EQUIVALENTS — 2.8%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010%	1,122,350	1,122
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120% † **	39,308,569	39,309

Total Cash Equivalents (Cost $40,431) ($ Thousands)		40,431

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill (B) (C) 0.063%, 12/15/11	$5,083	5,083

Total U.S. Treasury Obligation (Cost $5,082) ($ Thousands)		5,083

Total Investments — 104.9% (Cost $1,460,370)($ Thousands)††		$1,541,349

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2011

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	826	Sep-2011	$(712)
S&P Mid 400 Index E-MINI	92	Sep-2011	(85)

			$(797)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,469,143 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at August 31, 2011. The total value of securities on loan at August 31, 2011 was $102,280 ($ Thousands).

(B)	The rate reported is the effective yield at time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2011 was $104,009 ($ Thousands)

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $1,460,370 ($ Thousands), and the unrealized appreciation and depreciation were $138,983 ($ Thousands) and $(58,004) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,391,826	$—	$—	$1,391,826
Affiliated Partnership	104,009	—	—	104,009
U.S. Treasury Obligation	—	5,083	—	5,083
Cash Equivalents	39,309	1,122	—	40,431

Total Investments in Securities	$1,535,144	$6,205	$—	$1,541,349

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(797)	$—	$—	$(797)

Total Other Financial Instruments	$(797)	$—	$—	$(797)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 14.7%
Aaron’s	700	$19
Abercrombie & Fitch, Cl A	500	32
AMC Networks, Cl A *	2,700	100
Apollo Group, Cl A *	53,900	2,524
AutoZone *	2,500	767
Bed Bath & Beyond *	46,094	2,621
BorgWarner *	300	21
Cablevision Systems, Cl A	10,100	182
Carmax *	2,500	70
CBS, Cl B	44,900	1,125
Charter Communications, Cl A *	2,400	120
Chico’s FAS	1,200	17
Chipotle Mexican Grill, Cl A *	400	125
Coach	49,532	2,785
Comcast, Cl A	19,000	409
Ctrip.com International ADR *	31,300	1,306
Deckers Outdoor *	200	18
DeVry	600	27
Dillard’s, Cl A	1,100	51
DIRECTV, Cl A *	21,500	945
Dollar Tree *	6,150	439
Family Dollar Stores	400	22
Foot Locker	3,200	67
Fortune Brands	1,600	91
Fossil *	4,500	435
GameStop, Cl A *	1,300	31
General Motors *	5,900	142
Genuine Parts	500	27
Goodyear Tire & Rubber *	38,400	479
H&R Block	18,500	280
Harley-Davidson	800	31
Home Depot	24,000	801
ITT Educational Services *	4,300	310
J.C. Penney	3,200	85
John Wiley & Sons, Cl A	2,900	141
Johnson Controls	68,968	2,199
Kohl’s	13,900	644
Lear	6,200	296
Liberty Global, Cl A *	13,500	545
Liberty Media - Capital, Ser A *	700	50
Liberty Media - Starz, Ser A *	210	14
Limited Brands	700	26
Lowe’s	179,388	3,575
Madison Square Garden, Cl A *	3,600	87
Mattel	11,200	301
McDonald’s	7,700	696
McGraw-Hill	33,600	1,415
NetFlix *	900	212
Newell Rubbermaid	42,800	592
NIKE, Cl B	44,097	3,821
Nordstrom	50,660	2,303
NVR *	300	191
Omnicom Group	400	16
Panera Bread, Cl A *	200	23
Penn National Gaming *	7,700	306
Polaris Industries	200	22
priceline.com *	5,125	2,753
Ralph Lauren, Cl A	1,300	178
Ross Stores	2,300	176
Staples	140,100	2,065

Description	Shares	Market Value ($ Thousands)

Target	48,271	$2,494
Tempur-Pedic International *	3,300	192
Tiffany	1,500	108
Time Warner	13,100	415
Time Warner Cable, Cl A	10,700	701
TJX	10,600	579
Tractor Supply	4,600	282
Tupperware Brands	300	20
Ulta Salon Cosmetics & Fragrance *	2,600	154
Under Armour, Cl A *	400	28
Viacom, Cl B	19,000	917
Virgin Media	3,500	89
Visteon *	400	20
Washington Post, Cl B	100	36
Weight Watchers International	2,300	139
Whirlpool	3,500	220
Wyndham Worldwide	8,700	283
Wynn Resorts	1,200	186
Yum! Brands	1,100	60

		46,074

Consumer Staples — 9.3%
Altria Group	54,600	1,485
Brown-Forman, Cl B	2,400	172
Campbell Soup	32,100	1,023
Church & Dwight	8,600	374
Coca-Cola	24,000	1,691
Colgate-Palmolive	11,300	1,017
ConAgra Foods	2,900	71
Constellation Brands, Cl A *	1,900	38
Corn Products International	2,200	103
Costco Wholesale	46,249	3,632
CVS Caremark	23,400	840
Energizer Holdings *	900	68
Estee Lauder, Cl A	1,600	157
Flowers Foods	8,400	160
General Mills	700	27
Green Mountain Coffee Roasters *	300	31
Hansen Natural *	5,700	486
Herbalife	16,900	943
HJ Heinz	2,700	142
Hormel Foods	8,000	221
JM Smucker	3,400	245
Kellogg	3,700	201
Kimberly-Clark	600	41
Kraft Foods, Cl A	16,500	578
Kroger	46,200	1,089
Lorillard	900	100
McCormick	8,400	401
Mead Johnson Nutrition, Cl A	500	36
Philip Morris International	30,800	2,135
Procter & Gamble	26,800	1,707
Ralcorp Holdings *	3,400	294
Reynolds American	8,100	304
Safeway	18,200	334
Sara Lee	20,700	373
Smithfield Foods *	600	13
Unilever	16,400	558
Walgreen	109,200	3,845
Wal-Mart Stores	29,700	1,580
Whole Foods Market	37,516	2,477

		28,992

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Energy — 9.3%
Anadarko Petroleum	3,600	$266
Apache	8,600	886
Atwood Oceanics *	1,200	51
Baker Hughes	14,500	886
Brigham Exploration *	800	23
Cabot Oil & Gas	2,600	197
Cameco	30,866	717
Cameron International *	1,300	68
CARBO Ceramics	400	64
Chesapeake Energy	1,600	52
Chevron	23,300	2,305
Concho Resources *	2,700	235
ConocoPhillips	26,421	1,799
Consol Energy	1,300	59
Devon Energy	11,000	746
El Paso	4,800	92
EOG Resources	26,950	2,495
EQT	500	30
EXCO Resources	1,700	23
Exxon Mobil	84,900	6,286
FMC Technologies *	6,800	302
Halliburton	9,400	417
Helmerich & Payne	2,700	154
Hess	10,100	599
HollyFrontier	5,600	402
Kinder Morgan	1,400	36
Marathon Oil	23,400	630
Marathon Petroleum	12,650	469
Murphy Oil	27,100	1,452
Nabors Industries *	10,100	186
National Oilwell Varco	24,400	1,613
Oil States International *	1,400	93
Patterson-UTI Energy	20,900	511
Pioneer Natural Resources	2,100	164
Plains Exploration & Production *	1,300	38
QEP Resources	1,000	35
Range Resources	800	52
Rowan *	500	18
SandRidge Energy *	25,900	190
Schlumberger	17,898	1,398
SEACOR Holdings	600	53
SM Energy	4,200	321
Spectra Energy	6,000	156
Sunoco	1,000	38
Superior Energy Services *	500	18
Tesoro *	25,000	602
Tidewater	2,000	107
Valero Energy	37,700	857
Weatherford International *	36,300	622
Whiting Petroleum *	600	28
Williams	12,800	345

		29,186

Financials — 8.8%
ACE	12,500	807
Aflac	24,950	941
Alleghany *	100	30
Allied World Assurance Holdings	500	26
American Capital *	2,500	22
American Capital Agency ‡	5,000	143
American Express	15,900	790
American Financial Group	10,000	333

Description	Shares	Market Value ($ Thousands)

Ameriprise Financial	10,300	$471
Annaly Capital Management ‡	15,200	276
AON	20,700	967
Arch Capital Group *	9,600	323
Arthur J Gallagher	4,600	130
BlackRock, Cl A	500	82
Brown & Brown	7,100	149
Camden Property Trust ‡	3,000	200
Capital One Financial	15,400	709
CapitalSource	3,500	22
Capitol Federal Financial	6,600	71
CB Richard Ellis Group, Cl A *	52,800	801
Charles Schwab	6,000	74
Chimera Investment ‡	11,200	34
Chubb	12,500	774
Cincinnati Financial	2,500	70
CME Group, Cl A	6,600	1,763
Commerce Bancshares	13,200	522
Cullen/Frost Bankers	400	20
Discover Financial Services	62,200	1,565
East West Bancorp	6,400	107
Endurance Specialty Holdings	1,100	40
Equity Residential ‡	2,500	153
Erie Indemnity, Cl A	1,700	125
Everest Re Group	600	48
Fidelity National Financial, Cl A	57,000	969
Fifth Third Bancorp	23,500	250
First Niagara Financial Group	22,800	245
Forest City Enterprises, Cl A *	11,000	146
Franklin Resources	3,900	468
Fulton Financial	7,900	72
Hartford Financial Services Group	11,300	216
HCC Insurance Holdings	7,900	231
Health Care REIT ‡	900	46
Howard Hughes *	1,700	92
Huntington Bancshares	41,000	206
IntercontinentalExchange *	16,400	1,934
JPMorgan Chase	38,300	1,439
Kemper	1,800	46
Keycorp	72,100	479
Lazard, Cl A	40,244	1,174
Leucadia National	12,300	364
Loews	2,900	109
Markel *	400	158
Marsh & McLennan	38,900	1,156
Moody’s	6,800	210
PNC Financial Services Group	13,800	692
Popular *	120,500	251
ProLogis ‡	1,000	27
Raymond James Financial	4,300	121
Rayonier ‡	500	21
Reinsurance Group of America, Cl A	3,500	187
TD Ameritrade Holding	1,200	18
Torchmark	900	34
Travelers	2,300	116
US Bancorp	1,000	23
Validus Holdings	5,100	132
Wells Fargo	46,000	1,201
Weyerhaeuser ‡	98,200	1,770
White Mountains Insurance Group	400	160

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

WR Berkley	4,800	$148

		27,499

Health Care — 12.3%
Aetna	18,600	745
Agilent Technologies *	21,000	774
Alere *	7,000	175
Alexion Pharmaceuticals *	12,200	707
Allergan	30,200	2,471
AMERIGROUP *	2,300	114
AmerisourceBergen	25,800	1,021
Amgen	46,668	2,586
Baxter International	22,300	1,248
Becton Dickinson	800	65
Biogen Idec *	7,100	669
Bio-Rad Laboratories, Cl A *	1,300	131
C.R. Bard	5,200	495
Cardinal Health	22,700	965
CareFusion *	12,800	328
Celgene *	45,652	2,715
Cerner *	1,600	105
Charles River Laboratories International *	2,300	76
CIGNA	7,700	360
Cooper	3,300	248
Covance *	1,900	94
Coventry Health Care *	1,600	53
Covidien	15,600	814
DaVita *	3,600	265
Dentsply International	700	25
Edwards Lifesciences *	1,400	106
Endo Pharmaceuticals Holdings *	5,300	169
Forest Laboratories *	35,200	1,205
Gen-Probe *	4,000	240
Gilead Sciences *	24,800	989
HCA Holdings *	1,000	20
Health Net *	18,100	447
Henry Schein *	400	26
Hologic *	18,500	308
Humana	8,100	629
Illumina *	6,400	333
Johnson & Johnson	14,300	941
Kinetic Concepts *	2,300	155
Laboratory Corp of America Holdings *	4,200	351
Lincare Holdings	6,500	140
McKesson	9,000	719
Medco Health Solutions *	10,200	552
Mednax *	1,600	105
Medtronic	2,000	70
Merck	14,400	477
Mettler Toledo International *	900	143
Mylan Laboratories *	1,000	21
Myriad Genetics *	30,700	609
Novo Nordisk ADR	12,900	1,376
Omnicare	3,000	89
Perrigo	13,100	1,241
Pfizer	209,200	3,970
Pharmasset *	1,400	184
QIAGEN *	500	8
Quest Diagnostics	6,800	340
Regeneron Pharmaceuticals *	1,600	94
Sirona Dental Systems *	400	19

Description	Shares	Market Value ($ Thousands)

St. Jude Medical	18,500	$843
Stryker	10,000	489
SXC Health Solutions *	1,200	66
Techne	2,000	145
Teleflex	13,600	782
United Therapeutics *	3,000	129
UnitedHealth Group	21,600	1,026
Varian Medical Systems *	1,200	68
Vertex Pharmaceuticals *	6,900	312
Warner Chilcott, Cl A	6,900	118
Watson Pharmaceuticals *	2,900	195
WellPoint	17,300	1,095
Zimmer Holdings *	1,200	68

		38,661

Industrials — 7.5%
Alexander & Baldwin	400	17
Alliant Techsystems	8,100	514
Ametek	800	31
Avery Dennison	1,000	29
Boeing	7,500	501
Briggs & Stratton	38,700	625
C.H. Robinson Worldwide	6,300	444
Caterpillar	31,800	2,894
Chicago Bridge & Iron	2,600	93
Cooper Industries, Cl A	900	43
Copart *	1,500	65
Covanta Holding	1,400	23
CSX	64,200	1,409
Cummins	2,600	242
Danaher	2,800	128
Deere	600	48
Dun & Bradstreet	1,200	80
Emerson Electric	5,200	242
Expeditors International of Washington	29,700	1,351
FedEx	300	24
Fluor	500	30
Gardner Denver	7,100	559
General Dynamics	5,600	359
General Electric	151,900	2,478
Graco	1,000	39
Harsco	3,200	73
Hertz Global Holdings *	3,500	39
Honeywell International	2,900	139
Hubbell, Cl B	3,800	225
IHS, Cl A *	2,900	225
Illinois Tool Works	16,300	759
Ingersoll-Rand	23,785	797
Iron Mountain	6,900	224
ITT	21,900	1,037
JB Hunt Transport Services	600	24
Kansas City Southern *	400	22
KBR	18,100	544
Kennametal	700	26
L-3 Communications Holdings, Cl 3	3,400	231
Landstar System	700	28
Lincoln Electric Holdings	7,800	265
Lockheed Martin	11,500	853
Masco	8,300	74
Nordson	400	18
Northrop Grumman	27,400	1,497

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Pall	3,400	$174
Parker Hannifin	300	22
Pitney Bowes	1,000	20
Raytheon	8,800	380
Rockwell Automation	1,200	77
Ryder System	8,200	386
Snap-On	1,200	63
Stericycle *	5,800	509
Timken	5,200	205
Towers Watson, Cl A	2,600	153
TransDigm Group *	3,600	331
Trinity Industries	600	16
Tyco International	18,038	750
Union Pacific	9,200	848
United Parcel Service, Cl B	500	34
UTi Worldwide	3,700	50
Verisk Analytics, Cl A *	2,800	98
Waste Connections	2,400	83

		23,567

Information Technology — 22.1%
Accenture, Cl A	11,500	616
Acme Packet *	300	14
Activision Blizzard	56,800	672
Adobe Systems *	184,771	4,664
Alliance Data Systems *	2,000	187
Altera	6,100	222
Amdocs *	9,300	255
Analog Devices	500	16
Apple *	18,050	6,946
Ariba *	700	19
Arrow Electronics *	8,100	253
Atmel *	26,200	239
Autodesk *	69,139	1,950
Automatic Data Processing	27,200	1,361
Avago Technologies	200	7
Avnet *	8,900	234
Blue Coat Systems *	26,342	387
CA	32,200	676
Cisco Systems	43,200	677
Citrix Systems *	300	18
Cognizant Technology Solutions, Cl A *	600	38
Compuware *	2,700	23
Cypress Semiconductor	5,600	89
DST Systems	2,100	99
eBay *	29,300	905
EMC *	90,104	2,036
F5 Networks *	300	25
Factset Research Systems	100	9
Fairchild Semiconductor International, Cl A *	7,900	105
Fidelity National Information Services	20,900	589
Fiserv *	4,800	268
FLIR Systems	3,400	88
Fortinet *	6,100	117
Gartner *	2,800	100
Global Payments	7,100	325
Google, Cl A *	5,825	3,151
Hitachi ADR	17,194	931
IAC *	7,700	304
Informatica *	5,600	234

Description	Shares	Market Value ($ Thousands)

Intel	191,998	$3,865
International Business Machines	25,177	4,328
International Rectifier *	4,500	102
Intuit	40,600	2,003
IPG Photonics *	900	52
Kla-Tencor	4,000	147
LSI *	207,500	1,413
Mastercard, Cl A	10,950	3,610
Maxim Integrated Products	5,500	127
Microchip Technology	800	26
Microsoft	115,400	3,070
Monster Worldwide *	1,500	14
Motorola Solutions	4,400	185
National Instruments	4,800	122
National Semiconductor	2,100	52
Nvidia *	6,000	80
ON Semiconductor *	8,500	62
Oracle	77,565	2,177
Paychex	22,500	607
Polycom *	42,400	1,009
Qualcomm	125,032	6,434
Rackspace Hosting *	2,100	77
Research In Motion *	8,400	273
Riverbed Technology *	1,000	25
Rovi *	2,100	103
SAIC *	4,200	63
Skyworks Solutions *	3,800	78
Solera Holdings	900	53
Symantec *	33,500	574
Teradata *	33,200	1,738
Texas Instruments	48,300	1,266
TIBCO Software *	1,100	24
Total System Services	49,900	906
Varian Semiconductor Equipment Associates *	2,500	153
VeriFone Holdings *	2,900	102
VeriSign	59,200	1,844
Visa, Cl A	32,200	2,830
Vishay Intertechnology *	1,600	18
VistaPrint *	400	12
Western Union	45,300	748
Zebra Technologies, Cl A *	200	7

		69,228

Materials — 5.5%
Agrium	3,100	267
Air Products & Chemicals	6,500	532
Allied Nevada Gold *	200	8
Ball	3,800	137
BHP Billiton ADR	7,252	618
Cabot	10,200	351
CF Industries Holdings	2,200	402
Crown Holdings *	11,600	411
Domtar	3,300	265
Dow Chemical	30,900	879
E.I. Du Pont de Nemours	59,000	2,848
Eastman Chemical	9,500	786
Ferro *	40,800	342
Freeport-McMoRan Copper & Gold, Cl B	19,000	896
Huntsman	28,800	378
International Flavors & Fragrances	800	46

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

LyondellBasell Industries, Cl A	17,300	$599
Molycorp *	2,700	152
Monsanto	2,900	200
Mosaic	1,300	92
NewMarket	900	151
Newmont Mining	28,700	1,797
Owens-Illinois *	40,100	759
PPG Industries	9,700	743
Praxair	200	20
Rock-Tenn, Cl A	200	11
Rockwood Holdings *	100	5
Royal Gold	600	46
Sealed Air	24,668	454
Sherwin-Williams	1,200	91
Silgan Holdings	700	27
Syngenta ADR	25,400	1,608
Teck Resources, Cl B	5,500	244
Vulcan Materials	19,400	680
WR Grace *	13,700	540

		17,385

Telecommunication Services — 3.9%
American Tower, Cl A *	46,792	2,520
AT&T	25,645	730
CenturyLink	34,470	1,246
Crown Castle International *	55,200	2,397
Frontier Communications	5,500	41
MetroPCS Communications *	35,700	399
Sprint Nextel *	11,200	42
Verizon Communications	133,062	4,813
Windstream	6,600	84

		12,272

Utilities — 2.6%
AES *	6,600	72
Ameren	7,800	236
American Water Works	13,200	393
Aqua America	4,200	93
Atmos Energy	1,100	37
Centerpoint Energy	500	10
CMS Energy	5,500	108
Consolidated Edison	10,000	562
Constellation Energy Group	900	34
Dominion Resources	5,400	263
DPL	1,700	51
Duke Energy	1,300	24
Edison International	19,000	707
Entergy	7,900	515
FirstEnergy	6,069	268
ITC Holdings	2,500	189
MDU Resources Group	4,700	100
National Fuel Gas	3,900	239
NextEra Energy	14,400	817
NiSource	1,900	41
Northeast Utilities	10,000	347
NSTAR	6,600	302
NV Energy	23,200	346
OGE Energy	3,500	175
Oneok	5,900	419
Pepco Holdings	5,200	101
Progress Energy	1,700	83
Public Service Enterprise Group	12,800	437
Sempra Energy	5,300	279
Southern	4,900	203

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Vectren	500	$14
Westar Energy	3,400	91
Wisconsin Energy	6,900	218
Xcel Energy	14,600	360

		8,134

Total Common Stock (Cost $299,146) ($ Thousands)		300,998

EXCHANGE TRADED FUND — 0.5%
SPDR Gold Trust	10,100	1,794

Total Exchange Traded Fund (Cost $1,477) ($ Thousands)		1,794

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% † **	6,138,790	6,139

Total Cash Equivalent (Cost $6,139) ($ Thousands)		6,139

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills (A) (B)
0.066%, 12/15/11	$958	958
0.030%, 12/22/11	256	256

Total U.S. Treasury Obligations (Cost $1,214) ($ Thousands)		1,214

Total Investments — 98.9% (Cost $307,976)($ Thousands) ††		$310,145

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	107	Sep-2011	$(368)

			$(368)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $313,559 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $307,976 ($ Thousands), and the unrealized appreciation and depreciation were $20,529 ($ Thousands) and $(18,360) ($ Thousands) respectively.

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2011

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$300,998	$—	$—	$300,998
Exchange Traded Fund	1,794	—	—	1,794
U.S. Treasury Obligations	—	1,214	—	1,214
Cash Equivalent	6,139	—	—	6,139

Total Investments in Securities	$308,931	$1,214	$—	$310,145

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(368)	$—	$—	$(368)

Total Other Financial Instruments	$(368)	$—	$—	$(368)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 84.7%

Consumer Discretionary — 7.8%
Abercrombie & Fitch, Cl A	14,694	$935
Amazon.com *	117,423	25,280
American Eagle Outfitters	101,840	1,127
ANN * (A)	46,000	1,084
Apollo Group, Cl A *	7,600	356
Ascena Retail Group *	13,900	395
AutoNation * (A)	20,600	832
AutoZone * (A)	50,180	15,405
Bally Technologies * (A)	48,310	1,516
Bed Bath & Beyond *	26,000	1,478
Big Lots *	10,700	363
Biglari Holdings *	800	263
Brinker International	30,398	686
Brown Shoe (A)	134,490	1,107
Cablevision Systems, Cl A	205,600	3,713
Carmax * (A)	37,800	1,063
Carnival (A)	73,500	2,428
CBS, Cl B	213,600	5,351
Chipotle Mexican Grill, Cl A * (A)	7,878	2,469
Coach	145,200	8,163
Comcast, Cl A	2,042,762	43,517
Darden Restaurants (A)	131,585	6,329
DeVry	48,245	2,131
Dillard’s, Cl A (A)	172,478	7,982
DIRECTV, Cl A *	428,533	18,843
DISH Network, Cl A *	56,000	1,392
DSW, Cl A (A)	16,452	763
Family Dollar Stores	44,200	2,360
Ford Motor * (A)	1,096,275	12,190
Fortune Brands	16,900	965
GameStop, Cl A * (A)	29,800	713
Gannett	66,200	765
General Motors *	322,920	7,760
Genuine Parts	102,000	5,612
Goodyear Tire & Rubber *	64,000	798
H&R Block (A)	350,300	5,297
Harley-Davidson	16,500	638
Harman International Industries	7,900	286
Hasbro	14,200	550
Home Depot	167,400	5,588
Iconix Brand Group *	61,830	1,211
International Game Technology	655,030	9,996
Interpublic Group	9,900	85
J.C. Penney (A)	114,100	3,039
Johnson Controls	91,236	2,909
Kohl’s	178,400	8,267
Lear	80,185	3,831
Liberty Media - Capital, Ser A *	17,900	1,277
Liberty Media - Starz, Ser A *	87,517	6,027
Limited Brands	147,000	5,548
LKQ *	12,500	320
Lowe’s	476,460	9,496
Macy’s	265,170	6,881
Mattel	208,500	5,603
Matthews International, Cl A	35,720	1,193
McDonald’s	238,132	21,541
McGraw-Hill	82,267	3,464
MDC Holdings (A)	145,737	2,851
Modine Manufacturing *	81,040	934
NetFlix * (A)	17,600	4,136

Description	Shares	Market Value ($ Thousands)

Newell Rubbermaid	400,105	$5,537
News, Cl A	774,200	13,370
NIKE, Cl B	55,600	4,818
Nutrisystem (A)	18,600	238
Omnicom Group (A)	462,079	18,737
O’Reilly Automotive * (A)	122,259	7,932
Papa John’s International *	4,400	131
PetSmart	3,700	156
Polaris Industries	21,400	2,351
priceline.com * (A)	32,242	17,322
Ralph Lauren, Cl A	10,300	1,412
Ross Stores	314,275	24,050
Scripps Networks Interactive, Cl A	4,900	210
Starbucks	247,366	9,553
Target	536,111	27,701
Tempur-Pedic International *	12,630	736
Tenneco *	30,850	1,012
Texas Roadhouse, Cl A (A)	92,970	1,330
Tiffany	15,200	1,094
Time Warner	75,415	2,388
Time Warner Cable, Cl A	33,360	2,185
TJX	458,800	25,060
True Religion Apparel *	7,000	213
TRW Automotive Holdings *	39,300	1,638
Viacom, Cl B	499,301	24,086
Virgin Media (A)	75,162	1,906
Walt Disney	583,686	19,880
Washington Post, Cl B (A)	3,300	1,174
Williams-Sonoma	33,200	1,099
WMS Industries *	52,600	1,148
Wyndham Worldwide	16,500	536
Wynn Resorts (A)	23,900	3,698
Yum! Brands	90,600	4,926

		524,729

Consumer Staples — 9.5%
Altria Group	676,610	18,397
Archer-Daniels-Midland	369,327	10,519
Avon Products	278,400	6,281
Brown-Forman, Cl B	28,600	2,052
Bunge (A)	179,568	11,620
Campbell Soup	9,200	293
Central Garden and Pet, Cl A *	187,760	1,477
Coca-Cola	1,037,814	73,114
Coca-Cola Enterprises	681,781	18,831
Colgate-Palmolive	9,600	864
ConAgra Foods	373,604	9,123
Constellation Brands, Cl A *	220,948	4,368
Corn Products International	51,742	2,420
Costco Wholesale	83,200	6,535
CVS Caremark	272,608	9,789
Dean Foods *	128,500	1,110
Energizer Holdings *	191,680	14,468
Estee Lauder, Cl A	56,640	5,531
General Mills	298,505	11,316
Hansen Natural *	109,818	9,369
Herbalife	184,743	10,309
Hershey	7,400	434
HJ Heinz (A)	9,900	521
Hormel Foods (A)	173,000	4,777
JM Smucker	29,300	2,112
Kellogg	46,600	2,531

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Kimberly-Clark	108,272	$7,488
Kraft Foods, Cl A	674,881	23,634
Kroger	501,538	11,816
Lorillard	120,865	13,467
McCormick (A)	67,000	3,202
Mead Johnson Nutrition, Cl A	77,950	5,554
Molson Coors Brewing, Cl B	83,200	3,640
PepsiCo	586,979	37,819
Philip Morris International	666,355	46,192
Procter & Gamble	907,864	57,813
Ralcorp Holdings *	54,155	4,688
Reynolds American	91,600	3,441
Safeway	69,658	1,277
Sara Lee	280,100	5,053
Smart Balance *	30,600	155
Smithfield Foods *	476,963	10,455
Sysco	382,900	10,694
Tyson Foods, Cl A	544,746	9,517
Walgreen	772,343	27,194
Wal-Mart Stores	2,067,294	110,001
Whole Foods Market	17,000	1,123

		632,384

Energy — 11.4%
Alpha Natural Resources *	26,782	886
Anadarko Petroleum	307,867	22,705
Apache	125,952	12,982
Baker Hughes	212,019	12,956
Cabot Oil & Gas	17,500	1,328
Cameron International *	3,300	171
Chesapeake Energy	63,700	2,063
Chevron (A)	1,478,129	146,202
Cimarex Energy	19,460	1,383
Complete Production Services * (A)	37,430	1,088
ConocoPhillips	1,359,746	92,558
Consol Energy	448,108	20,461
CVR Energy *	5,500	157
Devon Energy	333,750	22,638
El Paso	116,900	2,237
Energen	21,100	1,036
EOG Resources	700	65
EQT	5,800	347
Exxon Mobil	1,913,564	141,680
FMC Technologies * (A)	73,700	3,277
Halliburton (A)	287,700	12,765
Helix Energy Solutions Group * (A)	18,800	318
Helmerich & Payne (A)	120,500	6,871
Hess	491,932	29,191
HollyFrontier	80,845	5,801
James River Coal * (A)	291,445	3,153
Key Energy Services *	92,910	1,337
Marathon Oil	556,209	14,973
Marathon Petroleum	490,150	18,165
McDermott International *	143,100	2,059
Murphy Oil	259,230	13,890
Nabors Industries *	127,800	2,357
National Oilwell Varco (A)	233,767	15,457
Newfield Exploration *	18,100	924
Noble (A)	37,300	1,259
Occidental Petroleum	262,750	22,791
Oceaneering International	20,400	871

Description	Shares	Market Value ($ Thousands)

Patterson-UTI Energy	274,311	$6,704
Peabody Energy	101,233	4,940
Pioneer Natural Resources (A)	99,000	7,739
QEP Resources	131,455	4,629
Range Resources	5,400	350
Rowan * (A)	61,800	2,229
RPC (A)	29,800	772
Schlumberger	781,343	61,038
SEACOR Holdings	10,300	914
Spectra Energy (A)	40,400	1,049
Suncor Energy	357,290	11,398
Sunoco	45,000	1,716
Tesoro *	130,300	3,135
Unit *	8,749	417
Valero Energy	674,455	15,324
Williams	93,300	2,518

		763,274

Financials — 11.4%
ACE	403,008	26,026
Aflac	125,200	4,723
American Express	1,103,493	54,855
American International Group *	20,200	512
Ameriprise Financial	87,836	4,014
AON	110,000	5,140
Apartment Investment & Management, Cl A ‡	13,000	345
Arch Capital Group * (A)	134,157	4,518
Assurant	271,445	9,547
AvalonBay Communities ‡ (A)	4,200	573
Bank of America	3,340,435	27,291
Bank of New York Mellon (A)	200,238	4,139
Berkshire Hathaway, Cl B *	168,028	12,266
BlackRock, Cl A	148,121	24,403
Boston Properties ‡	1,700	177
Capital One Financial (A)	389,947	17,957
CB Richard Ellis Group, Cl A *	284,500	4,313
Charles Schwab (A)	104,100	1,284
Chubb	5,300	328
Cincinnati Financial (A)	50,800	1,418
Citigroup	990,510	30,755
City National (A)	19,240	864
CME Group, Cl A	35,727	9,544
Comerica	4,100	105
CommonWealth ‡	35,100	722
Discover Financial Services	743,461	18,705
Duke Realty ‡	123,700	1,468
East West Bancorp	224,154	3,741
Endurance Specialty Holdings	16,494	596
Equity Residential ‡	51,400	3,145
Everest Re Group	95,602	7,715
Federated Investors, Cl B (A)	68,800	1,218
Fifth Third Bancorp	497,500	5,284
First Horizon National (A)	143,100	1,007
Franklin Resources	4,200	504
Genworth Financial, Cl A *	354,500	2,450
Goldman Sachs Group (A)	222,219	25,826
Hartford Financial Services Group (A)	535,908	10,257
Health Care ‡ (A)	15,400	785
Hospitality Properties Trust ‡	99,900	2,346
Host Hotels & Resorts ‡	7,662	90
Huntington Bancshares	926,394	4,660

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Inland Real Estate ‡ (A)	50,400	$409
Invesco (A)	673,337	12,322
Janus Capital Group	406,300	2,966
Jones Lang LaSalle	11,100	743
JPMorgan Chase	3,122,745	117,290
Keycorp	1,080,485	7,174
Kilroy Realty ‡ (A)	50,080	1,789
LaSalle Hotel Properties ‡ (A)	72,960	1,372
Leucadia National	213,132	6,315
Loews	17,300	651
M&T Bank (A)	100,303	7,630
Macerich ‡ (A)	37,330	1,831
Marsh & McLennan	180,900	5,376
MetLife	197,993	6,653
Moody’s (A)	50,800	1,566
Morgan Stanley	250,100	4,377
NASDAQ OMX Group *	84,751	2,008
Nelnet, Cl A	20,500	393
NYSE Euronext	29,975	818
PacWest Bancorp (A)	101,310	1,626
Plum Creek Timber ‡ (A)	30,100	1,143
PNC Financial Services Group	153,300	7,687
Principal Financial Group	15,200	386
Progressive	126,861	2,433
ProLogis ‡	11,115	303
Prudential Financial	512,663	25,741
Raymond James Financial (A)	31,000	870
Rayonier ‡ (A)	295,395	12,389
Regions Financial	131,700	598
Signature Bank NY *	19,100	1,062
Simon Property Group ‡	53,803	6,322
SL Green Realty ‡ (A)	73,131	5,283
SLM	161,100	2,212
State Street	329,045	11,688
Sunstone Hotel Investors ‡ *	119,400	721
Symetra Financial	53,100	569
T. Rowe Price Group	317,805	16,996
Tanger Factory Outlet Centers ‡	35,000	984
Torchmark (A)	55,700	2,128
Travelers	321,060	16,201
Unum Group	13,500	318
US Bancorp	410,066	9,518
Ventas ‡ (A)	2,600	139
Wells Fargo	3,727,165	97,279
Weyerhaeuser ‡ (A)	883,973	15,938
Winthrop Realty Trust ‡	28,600	292
Wintrust Financial (A)	42,760	1,350
Zions Bancorporation (A)	296,636	5,173

		764,648

Health Care — 10.8%
Abbott Laboratories	316,616	16,625
Aetna	275,600	11,032
Agilent Technologies *	382,611	14,107
Alexion Pharmaceuticals * (A)	121,448	7,037
Allergan	4,500	368
AmerisourceBergen	357,149	14,136
Amgen	1,199,884	66,480
Baxter International	106,700	5,973
Becton Dickinson	67,500	5,493
Biogen Idec *	142,368	13,411
Boston Scientific *	75,000	509
Bristol-Myers Squibb	1,037,777	30,874

Description	Shares	Market Value ($ Thousands)

C.R. Bard (A)	28,400	$2,705
Cardinal Health	368,997	15,682
CareFusion *	284,160	7,277
Celgene *	148,012	8,802
Cerner *	26,000	1,715
CIGNA	33,600	1,571
Coventry Health Care *	107,600	3,538
Covidien	1,011,737	52,793
DaVita *	24,700	1,817
Dentsply International	10,000	352
Edwards Lifesciences *	35,100	2,648
Eli Lilly	144,731	5,429
Express Scripts *	273,418	12,834
Gilead Sciences *	1,019,081	40,646
Haemonetics * (A)	24,940	1,559
Healthsouth *	77,240	1,652
Hill-Rom Holdings	49,000	1,485
Hologic *	40,600	676
Hospira *	291,772	13,480
Humana	22,200	1,724
Idexx Laboratories *	11,700	933
Intuitive Surgical *	1,300	496
Johnson & Johnson (A)	1,281,495	84,322
Laboratory Corp of America Holdings *	88,130	7,362
Life Technologies *	89,500	3,759
McKesson	206,267	16,487
Medco Health Solutions *	17,748	961
Medicis Pharmaceutical, Cl A	41,800	1,626
Medtronic	73,476	2,577
Merck	1,437,462	47,609
Par Pharmaceutical *	21,200	630
PerkinElmer	386,054	8,829
Pfizer	5,037,025	95,603
Quest Diagnostics	95,100	4,762
St. Jude Medical	61,500	2,801
Stryker	178,300	8,708
SXC Health Solutions *	4,800	262
Thermo Fisher Scientific *	409,324	22,484
UnitedHealth Group	440,300	20,923
Varian Medical Systems *	57,900	3,298
Warner Chilcott, Cl A (A)	474,635	8,097
Waters *	9,200	735
Watson Pharmaceuticals * (A)	31,400	2,108
WellPoint	135,296	8,564
Zimmer Holdings *	83,500	4,750

		723,116

Industrials — 8.6%
3M	56,966	4,727
AGCO *	17,500	750
Alexander & Baldwin	3,800	161
Alliant Techsystems	2,400	152
American Reprographics *	133,800	523
Armstrong World Industries (A)	7,100	286
Avery Dennison	38,500	1,121
BE Aerospace *	47,240	1,645
Boeing	319,818	21,383
C.H. Robinson Worldwide (A)	87,216	6,149
Caterpillar (A)	218,436	19,878
Chicago Bridge & Iron	186,220	6,657
Cooper Industries, Cl A	366,272	17,354
Corrections Corp of America *	257,180	5,835

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

CSX	755,900	$16,585
Cubic	13,500	566
Cummins	207,838	19,312
Danaher	35,000	1,603
Deere	177,200	14,321
Dover	236,355	13,595
Dun & Bradstreet	23,300	1,558
Eaton	306,810	13,178
Emerson Electric	388,303	18,076
EnerSys *	11,300	254
Equifax	76,500	2,473
Expeditors International of Washington	3,500	159
Fastenal (A)	7,900	264
FedEx	284,430	22,390
Fluor	37,800	2,295
Gardner Denver	9,200	725
General Dynamics	190,700	12,220
General Electric	3,637,155	59,322
Goodrich	14,300	1,275
Harsco	59,490	1,360
Honeywell International	1,206,565	57,686
Hubbell, Cl B	5,600	331
Illinois Tool Works	491,945	22,895
Ingersoll-Rand	78,400	2,627
Iron Mountain	85,100	2,769
ITT	98,700	4,672
Joy Global	3,300	275
Kennametal	50,754	1,871
L-3 Communications Holdings, Cl 3	24,300	1,648
Lockheed Martin (A)	141,058	10,465
Masco (A)	274,600	2,436
Middleby *	15,000	1,209
Norfolk Southern	156,900	10,619
Northrop Grumman (A)	46,500	2,540
Orion Marine Group * (A)	—	—
Owens Corning *	27,500	799
Paccar	76,800	2,890
Pall	22,500	1,150
Parker Hannifin	225,311	16,545
Quanta Services *	119,060	2,285
Raytheon	154,670	6,687
Regal-Beloit (A)	22,630	1,331
Robert Half International	246,808	5,904
Rockwell Automation	72,700	4,662
Roper Industries	28,100	2,162
RR Donnelley & Sons	28,700	438
Ryder System	1,700	80
Snap-On	46,100	2,439
Stericycle * (A)	43,600	3,824
Team *	55,360	1,381
Thomas & Betts *	16,600	725
Timken	127,418	5,014
Trimas *	52,540	1,016
Tyco International	29,500	1,227
Union Pacific	124,500	11,475
United Continental Holdings *	22,386	416
United Parcel Service, Cl B	243,024	16,377
United Technologies	910,406	67,598
URS *	97,008	3,402
UTi Worldwide	48,640	659

Description	Shares	Market Value ($ Thousands)

WW Grainger (A)	16,500	$2,543

		573,224

Information Technology — 17.5%
Accenture, Cl A (A)	263,631	14,128
Adobe Systems *	54,000	1,363
Altera	116,900	4,254
Amphenol, Cl A	7,100	334
Analog Devices	17,100	565
AOL * (A)	149,555	2,330
Apple *	543,522	209,164
Applied Materials	230,000	2,604
Arrow Electronics *	34,117	1,064
Atmel *	568,975	5,183
Autodesk *	365,946	10,320
Automatic Data Processing	77,500	3,877
Avnet *	84,581	2,219
Baidu ADR *	172,676	25,173
Black Box	4,200	104
BMC Software *	34,040	1,382
CA	323,400	6,788
Cadence Design Systems *	96,102	888
Cisco Systems	3,479,992	54,566
Citrix Systems *	25,600	1,547
Cognizant Technology Solutions, Cl A *	209,009	13,262
Computer Sciences	12,000	368
Compuware *	128,100	1,084
Corning	456,000	6,854
Cypress Semiconductor (A )	152,000	2,408
Dell * (A)	714,580	10,622
eBay *	515,623	15,917
Echo Global Logistics * (A)	93,059	1,303
Electronic Arts * (A)	492,788	11,127
EMC *	1,075,785	24,302
F5 Networks *	39,500	3,224
FARO Technologies *	2,000	76
Fidelity National Information Services	9,300	262
Fiserv *	36,800	2,055
FLIR Systems (A)	76,500	1,979
Freescale Semiconductor Holdings * (A)	296,051	3,404
Google, Cl A *	134,897	72,974
Hewlett-Packard	571,634	14,880
Intel	3,374,688	67,932
International Business Machines	872,085	149,920
Intuit	104,100	5,135
j2 Global Communications (A)	27,300	872
Jabil Circuit	204,158	3,440
JDS Uniphase *	132,200	1,715
Juniper Networks *	9,800	205
Kla-Tencor	53,000	1,944
Lexmark International, Cl A *	134,900	4,311
LSI *	96,600	658
Mastercard, Cl A	41,800	13,782
Microchip Technology (A)	89,300	2,931
Micron Technology *	99,700	589
Microsoft	3,327,143	88,502
Monster Worldwide *	69,400	655
Motorola Mobility Holdings *	10,500	396
Motorola Solutions	202,600	8,527
National Semiconductor	13,200	329

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2011

Description	Shares	Market Value ($Thousands)

NCR *	69,500	$1,197
NetApp * (A)	178,662	6,721
Nvidia *	323,200	4,302
ON Semiconductor *	150,260	1,092
Oracle	3,554,876	99,785
Paychex (A)	246,700	6,656
Polycom *	57,760	1,375
Qualcomm	1,271,185	65,415
Quest Software *	77,120	1,329
Red Hat *	27,710	1,096
SAIC *	37,000	555
Salesforce.com *	9,300	1,197
SanDisk *	136,500	5,003
SS&C Technologies Holdings * (A)	101,826	1,679
Symantec *	19,700	338
Teradata *	69,500	3,639
Teradyne * (A)	25,100	304
Texas Instruments	645,159	16,910
Total System Services	20,900	379
Veeco Instruments * (A)	17,200	625
VeriSign (A)	77,100	2,402
Visa, Cl A	380,024	33,396
Vishay Intertechnology * (A)	497,760	5,675
Western Digital *	96,600	2,849
Western Union	886,318	14,642
Xerox	674,400	5,598
Xilinx (A)	57,180	1,780

		1,171,736

Materials — 3.4%
Air Products & Chemicals	29,300	2,399
Alcoa	126,200	1,617
Allegheny Technologies	363,226	18,205
Ball	346,375	12,442
Bemis	199,205	6,187
Cabot	37,978	1,308
Century Aluminum *	11,700	142
CF Industries Holdings	45,500	8,318
Cliffs Natural Resources	77,803	6,446
Coeur d’Alene Mines *	33,500	953
Compass Minerals International	14,100	1,066
Dow Chemical	399,633	11,370
E.I. Du Pont de Nemours	428,424	20,680
Eastman Chemical	123,800	10,242
Freeport-McMoRan Copper & Gold, Cl B	618,787	29,170
Horsehead Holding * (A)	503,310	5,159
International Flavors & Fragrances	23,400	1,358
International Paper	1,500	41
Kronos Worldwide	14,634	320
LyondellBasell Industries, Cl A	137,758	4,773
MeadWestvaco	7,000	192
Monsanto (A)	386,209	26,621
Mosaic	138,135	9,826
Newmont Mining	132,113	8,273
PPG Industries	50,700	3,883
Praxair (A)	224,694	22,130
Reliance Steel & Aluminum (A)	41,300	1,711
Rock-Tenn, Cl A	26,160	1,404
Rockwood Holdings *	24,980	1,274
Schweitzer-Mauduit International (A)	35,080	2,104

Description	Shares	Market Value ($ Thousands)

Sealed Air	15,000	$276
Sherwin-Williams (A)	16,000	1,212
Sigma-Aldrich	9,100	586
Solutia *	67,270	1,169
Steel Dynamics	294,400	3,748
Westlake Chemical (A)	20,500	942

		227,547

Telecommunication Services — 2.5%
American Tower, Cl A *	292,286	15,743
AT&T (A)	3,700,722	105,397
CenturyLink	492,020	17,786
Frontier Communications (A)	76,800	575
MetroPCS Communications *	374,325	4,178
NII Holdings *	13,214	509
Sprint Nextel *	385,200	1,448
Verizon Communications	590,664	21,364
Windstream (A)	160,913	2,044

		169,044

Utilities — 1.8%
AES * (A)	1,216,445	13,211
AGL Resources	36,700	1,520
Ameren	59,900	1,812
American Water Works	222,676	6,631
California Water Service Group	56,100	1,059
Centerpoint Energy	43,900	878
CMS Energy (A)	912,327	17,973
Consolidated Edison (A)	29,100	1,636
Constellation Energy Group	8,000	308
Dominion Resources	98,700	4,811
DTE Energy	19,600	991
Duke Energy	33,300	630
Edison International	10,700	398
Entergy	262,243	17,101
Exelon	29,282	1,263
FirstEnergy	77,156	3,414
Integrys Energy Group (A)	21,257	1,064
Laclede Group	30,810	1,223
New Jersey Resources (A)	31,060	1,463
NextEra Energy	5,300	301
Nicor	23,300	1,296
NiSource (A)	51,000	1,089
Northeast Utilities	119,900	4,160
Oneok	86,300	6,119
Pepco Holdings (A)	134,000	2,610
PG&E	128,100	5,425
Pinnacle West Capital	20,500	907
Progress Energy	22,261	1,086
Sempra Energy	144,700	7,600
Southern	123,700	5,116
TECO Energy	5,400	99
UGI	33,072	984
Wisconsin Energy	69,300	2,193
Xcel Energy	54,400	1,342

		117,713

Total Common Stock (Cost $5,348,864) ($ Thousands)		5,667,415

AFFILIATED PARTNERSHIPS — 15.0%
SEI LIBOR Plus Portfolio †	98,688,543	686,872

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

SEI Liquidity Fund, L.P.
0.120% †** (D)	324,568,040	$318,011

Total Affiliated Partnerships (Cost $1,181,162) ($ Thousands)		1,004,883

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% † **	228,992,648	228,993

Total Cash Equivalent (Cost $228,993) ($ Thousands)		228,993

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bills (B) (C)
0.130%, 06/28/12	$45	45
0.065%, 12/22/11	12,947	12,946
0.063%, 12/15/11	70,896	70,894

Total U.S. Treasury Obligations (Cost $83,873) ($ Thousands)		83,885

Total Investments — 104.4% (Cost $6,842,892) ($ Thousands) ††		$6,985,176

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	428	Dec-2011	$206
S&P 500 Index EMINI	2,713	Sep-2011	(3,330)
S&P Composite Index	2,663	Sep-2011	(39,709)

			$(42,833)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,693,791 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at August 31, 2011. The total value of securities on loan at August 31, 2011 was $314,436 ($ Thousands).

(B)	The rate reported is the effective yield at time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of August 31, 2011 was $318,011 ($ Thousands)

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $6,842,892 ($ Thousands), and the unrealized appreciation and depreciation were $557,964($ Thousands) and $(415,680) ($ Thousands) respectively.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,667,415	$—	$—	$5,667,415
Affiliated Partnerships	686,872	318,011	—	1,004,883
U.S. Treasury Obligations	—	83,885	—	83,885
Cash Equivalent	228,993	—	—	228,993

Total Investments in Securities	$6,583,280	$401,896	$—	$6,985,176

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(42,833)	$—	$—	$(42,833)

Total Other Financial Instruments	$(42,833)	$—	$—	$(42,833)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 11.2%
Aaron’s	5,200	$139
Abercrombie & Fitch, Cl A	4,802	305
Advance Auto Parts	4,708	286
Amazon.com *	20,189	4,346
AMC Networks, Cl A *	3,285	122
American Eagle Outfitters	8,871	98
Apollo Group, Cl A *	6,964	326
Autoliv (A)	4,818	269
AutoNation * (A)	2,832	114
AutoZone *	1,407	432
Bally Technologies *	2,100	66
Bed Bath & Beyond *	13,415	763
Best Buy (A)	17,947	459
Big Lots *	3,300	112
BorgWarner * (A)	5,782	413
Brinker International	4,483	101
Cablevision Systems, Cl A	13,142	237
Career Education * (A)	3,259	55
Carmax * (A)	11,760	331
Carnival (A)	24,000	793
CBS, Cl B	37,469	939
Charter Communications, Cl A *	3,000	150
Chico’s FAS	8,600	120
Chipotle Mexican Grill, Cl A * (A)	1,700	533
Choice Hotels International (A)	1,484	46
Clear Channel Outdoor Holdings, Cl A *	700	8
Coach	16,467	926
Comcast, Cl A	153,625	3,304
Darden Restaurants	7,622	367
Deckers Outdoor *	2,000	178
DeVry	3,100	137
Dick’s Sporting Goods *	5,158	181
Dillard’s, Cl A	1,700	79
DIRECTV, Cl A *	42,029	1,848
Discovery Communications, Cl A * (A)	14,700	621
DISH Network, Cl A *	10,962	272
Dollar General *	5,100	187
Dollar Tree *	6,629	473
DR Horton	12,868	135
DreamWorks Animation SKG, Cl A *	3,434	73
DSW, Cl A	500	23
Education Management * (A)	1,500	24
Expedia	11,734	356
Family Dollar Stores	6,562	350
Federal Mogul, Cl A *	1,500	26
Foot Locker	9,569	200
Ford Motor *	203,484	2,263
Fortune Brands	9,120	521
Fossil *	2,900	280
GameStop, Cl A * (A)	8,700	208
Gannett	11,359	131
Gap (A)	21,859	361
Garmin (A)	6,600	221
General Motors *	43,400	1,043
Gentex	8,032	208
Genuine Parts	8,871	488
Goodyear Tire & Rubber *	14,752	184

Description	Shares	Market Value ($ Thousands)

Guess?	2,900	$99
H&R Block (A)	17,525	265
Hanesbrands *	4,143	118
Harley-Davidson	13,903	537
Harman International Industries	4,068	147
Hasbro	6,967	270
Home Depot	89,115	2,975
Hyatt Hotels, Cl A *	2,100	74
International Game Technology	15,643	239
Interpublic Group	26,775	231
ITT Educational Services * (A)	1,921	139
J.C. Penney (A)	8,651	230
Jarden	4,300	125
John Wiley & Sons, Cl A	1,842	90
Johnson Controls	36,345	1,159
Kohl’s	15,819	733
Lamar Advertising, Cl A * (A)	2,540	53
Las Vegas Sands *	20,893	973
Lear	5,700	272
Leggett & Platt	8,719	194
Lennar, Cl A	7,230	106
Liberty Global, Cl A * (A)	16,171	653
Liberty Media - Capital, Ser A *	3,792	270
Liberty Media - Interactive, Cl A *	35,347	559
Liberty Media - Starz, Ser A *	2,436	168
Limited Brands	15,557	587
LKQ *	6,800	174
Lowe’s	71,110	1,417
Macy’s	24,830	644
Madison Square Garden, Cl A *	2,860	69
Marriott International, Cl A	15,687	459
Mattel	20,442	549
McDonald’s	57,580	5,209
McGraw-Hill	17,239	726
MGM Resorts International *	17,439	193
Mohawk Industries *	3,266	162
Morningstar (A)	900	54
NetFlix * (A)	2,800	658
Newell Rubbermaid	15,565	216
News, Cl A	128,585	2,221
NIKE, Cl B	19,648	1,702
Nordstrom	8,812	401
NVR * (A)	324	206
Omnicom Group	16,344	663
O’Reilly Automotive *	7,140	463
Panera Bread, Cl A *	1,562	180
Penn National Gaming *	2,989	119
PetSmart	6,573	277
Polaris Industries	1,700	187
priceline.com * (A)	2,700	1,451
Pulte Homes *	15,545	75
PVH	3,000	200
RadioShack (A)	5,571	72
Ralph Lauren, Cl A	3,680	505
Regal Entertainment Group, Cl A (A)	4,188	55
Ross Stores	6,771	518
Royal Caribbean Cruises (A)	7,500	195
Sally Beauty Holdings *	4,600	78
Scripps Networks Interactive, Cl A	5,372	230
Sears Holdings * (A)	2,528	151
Service International (A)	11,194	114

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Signet Jewelers	5,200	$202
Sirius XM Radio * (A)	217,000	391
Staples	39,864	588
Starbucks	42,206	1,630
Starwood Hotels & Resorts Worldwide	10,684	476
Target	37,885	1,958
Tempur-Pedic International *	3,900	227
Tesla Motors * (A)	2,700	67
Thomson Reuters (A)	20,400	631
Thor Industries	1,900	42
Tiffany	7,025	506
Time Warner	58,679	1,858
Time Warner Cable, Cl A	19,084	1,250
TJX	21,954	1,199
Toll Brothers * (A)	9,151	157
Tractor Supply	4,200	258
TRW Automotive Holdings *	6,493	271
Tupperware Brands	3,600	239
Ulta Salon Cosmetics & Fragrance *	2,300	136
Under Armour, Cl A *	1,800	127
Urban Outfitters *	6,520	171
VF (A)	4,917	576
Viacom, Cl B	31,969	1,542
Virgin Media (A)	18,320	465
Visteon *	2,600	133
Walt Disney	105,172	3,582
Washington Post, Cl B (A)	257	91
Weight Watchers International	1,662	101
Wendy’s	11,100	54
Whirlpool	3,887	244
Williams-Sonoma	5,662	187
WMS Industries *	2,600	57
Wyndham Worldwide	9,868	320
Wynn Resorts	4,196	649
Yum! Brands	25,248	1,373

		80,848

Consumer Staples — 9.9%
Altria Group	116,668	3,172
Archer-Daniels-Midland	38,479	1,096
Avon Products	24,106	544
BJ’s Wholesale Club *	2,672	136
Brown-Forman, Cl B	5,518	396
Bunge	8,300	537
Campbell Soup (A)	9,778	312
Church & Dwight	8,064	351
Clorox	7,203	502
Coca-Cola	109,420	7,709
Coca-Cola Enterprises	17,415	481
Colgate-Palmolive	26,775	2,409
ConAgra Foods	22,686	554
Constellation Brands, Cl A *	10,531	208
Corn Products International	4,200	197
Costco Wholesale	23,981	1,883
CVS Caremark	73,952	2,656
Dean Foods *	8,087	70
Dr. Pepper Snapple Group	12,600	485
Energizer Holdings *	3,641	275
Estee Lauder, Cl A	6,454	630
Flowers Foods (A)	7,050	134
General Mills	36,092	1,368

Description	Shares	Market Value ($ Thousands)

Green Mountain Coffee Roasters * (A)	6,900	$723
Hansen Natural *	3,500	299
Herbalife	6,800	379
Hershey	7,998	469
HJ Heinz	17,237	907
Hormel Foods	7,778	215
JM Smucker	6,111	441
Kellogg	13,003	706
Kimberly-Clark	21,518	1,488
Kraft Foods, Cl A	92,115	3,226
Kroger	32,073	756
Lorillard	8,250	919
McCormick	7,093	339
Mead Johnson Nutrition, Cl A	11,486	818
Molson Coors Brewing, Cl B (A)	6,962	304
PepsiCo	87,652	5,647
Philip Morris International	98,468	6,826
Procter & Gamble	154,374	9,831
Ralcorp Holdings *	3,100	268
Reynolds American	19,420	730
Safeway	19,320	354
Sara Lee	32,051	578
Smithfield Foods *	10,775	236
SUPERVALU (A)	13,089	104
Sysco	32,648	912
Tyson Foods, Cl A	16,865	295
Walgreen	50,225	1,768
Wal-Mart Stores	98,479	5,240
Whole Foods Market	8,752	578

		71,461

Energy — 11.3%
Alpha Natural Resources *	12,365	409
Anadarko Petroleum	27,240	2,009
Apache	20,959	2,160
Arch Coal	12,212	248
Atwood Oceanics * (A)	2,800	118
Baker Hughes	23,840	1,457
Brigham Exploration *	6,000	175
Cabot Oil & Gas	6,100	463
Cameron International *	13,744	714
CARBO Ceramics (A)	1,000	160
Chesapeake Energy	35,266	1,142
Chevron	111,102	10,989
Cimarex Energy	4,300	306
Cobalt International Energy *	4,300	42
Concho Resources *	5,800	504
ConocoPhillips	78,376	5,335
Consol Energy	12,744	582
Continental Resources *	1,700	95
Core Laboratories (A)	2,500	279
Denbury Resources * (A)	20,424	326
Devon Energy	23,213	1,575
Diamond Offshore Drilling (A)	4,109	262
Dresser-Rand Group *	3,834	163
El Paso	41,803	800
Energen	3,337	164
EOG Resources	14,445	1,337
EQT	7,966	476
EXCO Resources	6,800	91
Exxon Mobil	271,942	20,135
FMC Technologies * (A)	14,020	623

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Forest Oil *	6,514	$127
Halliburton	49,897	2,214
Helmerich & Payne	4,950	282
Hess	17,312	1,027
HollyFrontier	5,513	396
Kinder Morgan (A)	8,900	230
Marathon Oil	38,176	1,028
Marathon Petroleum	19,088	707
McDermott International *	12,300	177
Murphy Oil	10,454	560
Nabors Industries *	14,700	271
National Oilwell Varco	23,280	1,539
Newfield Exploration *	8,099	413
Noble Energy	9,562	845
Occidental Petroleum	45,254	3,925
Oceaneering International	6,000	256
Oil States International *	2,900	192
Patterson-UTI Energy	8,832	216
Peabody Energy	14,674	716
Pioneer Natural Resources	6,844	535
Plains Exploration & Production *	7,591	223
QEP Resources	9,146	322
Quicksilver Resources * (A)	5,102	49
Range Resources	8,839	572
Rowan *	7,186	259
RPC	3,700	96
SandRidge Energy *	18,300	134
Schlumberger	75,266	5,880
SEACOR Holdings	900	80
SM Energy	3,600	275
Southern Union	7,268	304
Southwestern Energy *	18,876	716
Spectra Energy	35,209	914
Sunoco	7,356	281
Superior Energy Services *	3,500	124
Teekay	2,100	57
Tesoro *	6,846	165
Tidewater (A)	3,470	186
Ultra Petroleum *	8,500	285
Unit *	2,227	106
Valero Energy	30,836	701
Whiting Petroleum *	6,000	283
Williams	31,746	857

		81,664

Financials — 14.2%
ACE	18,300	1,182
Affiliated Managers Group *	2,833	247
Aflac	25,356	956
Alexandria Real Estate Equities ‡	3,200	233
Alleghany *	446	133
Allied World Assurance Holdings	2,100	109
Allstate	29,525	774
American Capital *	18,000	157
American Capital Agency ‡	11,100	317
American Express	57,234	2,845
American Financial Group	3,714	124
American International Group * (A)	23,323	591
American National Insurance	222	17
Ameriprise Financial	12,800	585
Annaly Capital Management ‡	53,611	972
AON	17,844	834

Description	Shares	Market Value ($ Thousands)

Apartment Investment & Management, Cl A ‡	6,399	$170
Arch Capital Group *	7,800	263
Ares Capital (A)	11,889	181
Arthur J Gallagher	7,304	206
Aspen Insurance Holdings	3,700	89
Associated Banc (A)	10,584	117
Assurant	5,093	179
Assured Guaranty	8,700	117
AvalonBay Communities ‡ (A)	5,441	742
Axis Capital Holdings	6,900	198
Bank of America	562,718	4,597
Bank of Hawaii	1,982	82
Bank of New York Mellon	68,409	1,414
BankUnited (A)	3,500	82
BB&T (A)	37,606	838
Berkshire Hathaway, Cl B *	97,000	7,081
BlackRock, Cl A	5,085	838
BOK Financial (A)	775	38
Boston Properties ‡ (A)	8,384	874
Brandywine Realty Trust ‡	6,600	66
BRE Properties ‡	4,320	217
Brown & Brown	6,824	143
Camden Property Trust ‡	3,747	250
Capital One Financial	24,725	1,139
CapitalSource	19,982	127
Capitol Federal Financial	8,324	89
CB Richard Ellis Group, Cl A *	14,817	225
CBOE Holdings	4,700	119
Charles Schwab (A)	53,785	663
Chimera Investment ‡ (A)	48,000	145
Chubb	16,118	998
Cincinnati Financial (A)	8,186	229
CIT Group *	11,100	384
Citigroup	161,304	5,008
City National (A)	2,738	123
CME Group, Cl A	3,574	955
CNA Financial	1,700	41
Comerica	12,453	319
Commerce Bancshares	3,378	134
CommonWealth ‡	6,325	130
Corporate Office Properties Trust ‡ (A)	4,700	126
Cullen/Frost Bankers (A)	2,368	121
Developers Diversified Realty ‡ (A)	12,000	149
Digital Realty Trust ‡ (A)	5,400	323
Discover Financial Services	29,789	750
Douglas Emmett ‡ (A)	5,400	97
Duke Realty ‡	14,709	175
E*Trade Financial *	12,900	159
East West Bancorp	8,700	145
Eaton Vance	5,310	130
Endurance Specialty Holdings	1,400	51
Equity Residential ‡	16,187	990
Erie Indemnity, Cl A	1,119	82
Essex Property Trust ‡	1,869	268
Everest Re Group	3,000	242
Federal Realty Investment Trust ‡	3,196	289
Federated Investors, Cl B (A)	3,658	65
Fidelity National Financial, Cl A	10,604	180
Fifth Third Bancorp	53,982	573
First Citizens BancShares, Cl A	300	48
First Horizon National	11,356	80

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

First Niagara Financial Group	17,500	$188
First Republic Bank *	3,700	94
Forest City Enterprises, Cl A * (A)	8,842	117
Franklin Resources	8,003	960
Fulton Financial	8,095	74
General Growth Properties ‡	29,653	405
Genworth Financial, Cl A *	25,792	178
Goldman Sachs Group	28,875	3,356
Green Dot, Cl A *	1,800	59
Greenhill (A)	1,200	43
Hanover Insurance Group	2,193	78
Hartford Financial Services Group	22,810	437
HCC Insurance Holdings	6,741	197
HCP ‡	21,874	816
Health Care ‡ (A)	9,083	463
Hospitality Properties Trust ‡	7,466	175
Host Hotels & Resorts ‡	37,140	439
Howard Hughes *	1,873	101
Hudson City Bancorp	25,028	155
Huntington Bancshares	48,834	246
Interactive Brokers Group, Cl A (A)	2,200	33
IntercontinentalExchange *	3,800	448
Invesco	26,400	483
Janus Capital Group	6,865	50
Jefferies Group	8,314	136
Jones Lang LaSalle	2,400	161
JPMorgan Chase	219,934	8,261
Kemper	2,460	63
Keycorp	52,895	351
Kimco Realty ‡	21,644	383
Lazard, Cl A	5,400	158
Legg Mason	8,581	244
Leucadia National	10,420	309
Liberty Property Trust ‡	6,906	234
Lincoln National	16,788	348
Loews	17,236	648
LPL Investment Holdings *	2,400	70
M&T Bank (A)	6,634	505
Macerich ‡	6,711	329
Mack-Cali Realty ‡	3,798	118
Markel *	450	177
Marsh & McLennan	29,465	876
MBIA * (A)	6,559	51
Mercury General	1,196	47
MetLife	45,209	1,519
Moody’s (A)	10,827	334
Morgan Stanley	84,878	1,485
MSCI, Cl A *	6,400	221
NASDAQ OMX Group *	5,400	128
New York Community
Bancorp (A)	22,772	292
Northern Trust	11,405	438
NYSE Euronext	13,400	365
Old Republic International (A)	12,190	121
PartnerRe	3,400	194
People’s United Financial	20,134	237
Piedmont Office Realty Trust, Cl A ‡ (A)	8,900	168
Plum Creek Timber ‡ (A)	8,521	324
PNC Financial Services Group	28,322	1,420
Popular *	48,330	101
Principal Financial Group	19,118	485

Description	Shares	Market Value ($ Thousands)

Progressive	36,680	$703
ProLogis ‡	25,818	703
Protective Life	3,509	67
Prudential Financial	26,563	1,334
Public Storage ‡	7,668	949
Raymond James Financial (A)	5,821	163
Rayonier ‡	6,905	290
Realty Income ‡ (A)	6,000	208
Regency Centers ‡ (A)	4,808	198
Regions Financial	64,587	293
Reinsurance Group of America, Cl A	4,199	224
RenaissanceRe Holdings	3,200	210
SEI (B)	8,542	146
Senior Housing Properties Trust ‡	8,300	197
Simon Property Group ‡	16,481	1,937
SL Green Realty ‡ (A)	4,968	359
SLM	29,314	402
St. Joe * (A)	3,961	73
StanCorp Financial Group (A)	2,042	62
State Street	27,194	966
SunTrust Banks	29,246	582
Synovus Financial (A)	38,472	56
T. Rowe Price Group	14,180	758
Taubman Centers ‡	3,200	184
TCF Financial (A)	11,001	115
TD Ameritrade Holding	13,045	201
TFS Financial *	3,700	33
Torchmark	5,625	215
Transatlantic Holdings	3,555	180
Travelers	23,744	1,198
UDR ‡	13,293	355
Unum Group	17,205	405
US Bancorp	105,043	2,438
Validus Holdings	3,726	96
Valley National Bancorp (A)	8,411	100
Ventas ‡ (A)	13,492	722
Vornado Realty Trust ‡	10,536	905
Waddell & Reed Financial, Cl A	4,100	128
Washington Federal	4,063	61
Weingarten Realty Investors ‡ (A)	7,167	175
Wells Fargo	272,466	7,111
Weyerhaeuser ‡	30,192	544
White Mountains Insurance Group	347	139
WR Berkley	7,014	217
XL Group, Cl A	17,200	358
Zions Bancorporation (A)	9,702	169

		102,554

Health Care — 11.3%
Abbott Laboratories	86,376	4,536
Aetna	21,834	874
Agilent Technologies *	18,964	699
Alere * (A)	5,300	132
Alexion Pharmaceuticals *	10,000	579
Allergan	16,496	1,349
Allscripts Healthcare Solutions *	9,800	176
AMERIGROUP * (A)	2,200	109
AmerisourceBergen (A)	14,624	579
Amgen	50,667	2,807
Amylin Pharmaceuticals * (A)	6,100	69
Baxter International	31,075	1,740

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Becton Dickinson	12,044	$980
Biogen Idec *	13,100	1,234
BioMarin Pharmaceutical *	6,200	183
Bio-Rad Laboratories, Cl A *	1,200	120
Boston Scientific *	89,439	606
Bristol-Myers Squibb	93,061	2,769
Brookdale Senior Living, Cl A *	6,100	98
Bruker *	4,100	58
C.R. Bard	4,785	456
Cardinal Health	19,729	838
CareFusion *	13,664	350
Catalyst Health Solutions *	2,100	113
Celgene *	24,980	1,486
Cephalon *	4,248	343
Cerner * (A)	8,348	550
Charles River Laboratories International * (A)	2,843	94
CIGNA	14,255	666
Community Health Systems *	4,062	83
Cooper (A)	2,204	166
Covance *	3,036	151
Coventry Health Care *	8,462	278
Covidien	27,100	1,414
DaVita *	5,408	398
Dendreon * (A)	7,800	96
Dentsply International	8,098	285
Edwards Lifesciences *	6,314	476
Eli Lilly	55,961	2,099
Emdeon, Cl A *	1,900	36
Endo Pharmaceuticals Holdings * (A)	5,497	175
Express Scripts *	26,944	1,265
Forest Laboratories *	16,773	574
Gen-Probe *	3,027	182
Gilead Sciences *	43,250	1,725
HCA Holdings *	6,900	138
Health Management Associates, Cl A *	12,422	102
Health Net *	4,702	116
Henry Schein *	4,984	329
Hill-Rom Holdings	2,724	83
Hologic *	14,700	245
Hospira *	9,981	461
Human Genome Sciences *	10,200	131
Humana	9,775	759
Idexx Laboratories * (A)	3,152	251
Illumina * (A)	7,100	370
Intuitive Surgical *	2,300	877
Johnson & Johnson	151,609	9,976
Kinetic Concepts *	3,913	264
Laboratory Corp of America Holdings *	5,311	444
Life Technologies *	9,370	394
LifePoint Hospitals *	2,376	87
Lincare Holdings (A)	4,540	98
McKesson	13,766	1,100
Medco Health Solutions *	21,820	1,181
Mednax *	2,900	189
Medtronic	58,685	2,058
Merck	171,143	5,668
Mettler Toledo International *	1,936	308
Mylan Laboratories *	24,719	513
Myriad Genetics *	4,500	89

Description	Shares	Market Value ($ Thousands)

Omnicare (A)	5,431	$161
Patterson	4,783	140
PerkinElmer	5,634	129
Perrigo (A)	4,500	426
Pfizer	437,280	8,300
Pharmaceutical Product Development	5,684	179
Pharmasset *	1,900	250
QIAGEN *	12,100	187
Quest Diagnostics	9,344	468
Regeneron Pharmaceuticals * (A)	4,500	266
ResMed * (A)	8,710	270
Sirona Dental Systems *	2,800	131
St. Jude Medical	17,946	817
Stryker	17,104	835
SXC Health Solutions *	3,800	208
Techne	2,341	170
Teleflex (A)	1,740	100
Tenet Healthcare *	26,294	139
Thermo Fisher Scientific *	21,725	1,193
Thoratec * (A)	4,200	144
United Therapeutics *	2,200	95
UnitedHealth Group	59,029	2,805
Universal Health Services, Cl B	4,276	178
Varian Medical Systems *	6,430	366
VCA Antech *	3,539	66
Vertex Pharmaceuticals * (A)	11,600	525
Warner Chilcott, Cl A	7,300	125
Waters *	4,872	389
Watson Pharmaceuticals * (A)	7,518	505
WellPoint	20,131	1,274
Zimmer Holdings *	10,825	616

		81,684

Industrials — 10.3%
3M	39,546	3,282
Aecom Technology *	8,100	184
AGCO *	5,300	227
Air Lease, Cl A * (A)	3,700	84
Alexander & Baldwin	1,782	76
Alliant Techsystems	1,436	91
Ametek	8,420	329
AMR * (A)	22,586	82
Armstrong World Industries	700	28
Avery Dennison	6,310	184
Babcock & Wilcox *	6,750	156
BE Aerospace *	5,600	195
Boeing	40,191	2,687
C.H. Robinson Worldwide (A)	9,086	640
Carlisle	2,666	105
Caterpillar	35,888	3,266
Chicago Bridge & Iron	4,800	172
Cintas	6,157	197
CNH Global *	1,100	37
Con-way	2,223	57
Cooper Industries, Cl A	9,800	464
Copa Holdings, Cl A	2,200	152
Copart *	2,909	125
Corrections Corp of America *	4,700	107
Covanta Holding	6,200	102
Crane	2,400	101
CSX	59,796	1,312
Cummins	10,912	1,014

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Danaher	30,002	$1,374
Deere	23,118	1,868
Delta Air Lines *	46,400	349
Donaldson	3,672	217
Dover	10,857	625
Dun & Bradstreet	2,856	191
Eaton	18,252	784
Emerson Electric	41,220	1,919
Equifax	7,256	235
Expeditors International of Washington	11,048	503
Fastenal (A)	17,324	580
FedEx	17,844	1,405
Flowserve	2,900	274
Fluor	10,208	620
Gardner Denver	3,000	236
GATX	2,100	76
General Cable * (A)	2,500	76
General Dynamics	18,172	1,165
General Electric	586,723	9,569
Goodrich	7,292	650
Graco	2,624	104
GrafTech International *	6,500	102
Harsco	3,470	79
Hertz Global Holdings *	11,400	128
Honeywell International	43,090	2,060
Hubbell, Cl B	2,792	165
Huntington Ingalls Industries * (A)	2,096	63
IDEX	4,993	186
IHS, Cl A *	2,900	225
Illinois Tool Works	25,380	1,181
Ingersoll-Rand	17,500	586
Iron Mountain	9,763	318
ITT	10,502	497
Jacobs Engineering Group * (A)	6,602	246
JB Hunt Transport Services	5,272	212
Joy Global	5,933	495
Kansas City Southern *	5,800	314
KAR Auction Services *	2,100	31
KBR	8,884	267
Kennametal	5,100	188
Kirby *	3,600	198
L-3 Communications Holdings, Cl 3	5,977	405
Landstar System	2,165	88
Lennox International	2,300	72
Lincoln Electric Holdings	5,000	170
Lockheed Martin (A)	15,629	1,160
Manitowoc	5,700	63
Manpower	4,684	189
Masco (A)	19,509	173
MSC Industrial Direct, Cl A	2,620	162
Navistar International *	3,700	153
Nielsen Holdings *	3,500	104
Nordson	3,100	136
Norfolk Southern	19,333	1,308
Northrop Grumman	14,878	813
Oshkosh Truck *	4,259	84
Owens Corning *	6,600	192
Paccar	19,770	744
Pall	6,145	314
Parker Hannifin	8,804	647
Pentair	5,661	194

Description	Shares	Market Value ($ Thousands)

Pitney Bowes (A)	11,185	$227
Polypore International *	2,000	123
Precision Castparts	7,746	1,269
Quanta Services *	12,100	232
Raytheon	19,568	846
Regal-Beloit	2,300	135
Republic Services, Cl A	16,642	505
Robert Half International	6,876	164
Rockwell Automation	8,504	546
Rockwell Collins (A)	8,262	417
Roper Industries	4,900	377
RR Donnelley & Sons	9,677	147
Ryder System	3,206	151
Shaw Group *	5,000	116
Snap-On	3,391	179
Southwest Airlines	44,920	387
Spirit Aerosystems Holdings, Cl A *	4,700	79
SPX	2,911	166
Stanley Black & Decker	9,793	607
Stericycle *	4,726	414
Terex *	6,348	102
Textron (A)	15,322	258
Thomas & Betts *	3,167	138
Timken	4,960	195
Toro	1,560	85
Towers Watson, Cl A	3,700	218
TransDigm Group *	2,600	239
Trinity Industries	3,500	97
Tyco International	26,100	1,085
Union Pacific	26,716	2,462
United Continental Holdings * (A)	16,500	307
United Parcel Service, Cl B	40,041	2,698
United Technologies	50,966	3,784
URS *	4,500	158
UTi Worldwide	5,100	69
Valmont Industries	1,000	93
Verisk Analytics, Cl A *	7,600	265
WABCO Holdings *	3,024	141
Wabtec	2,300	140
Waste Connections	6,850	237
Waste Management (A)	26,194	865
WESCO International *	2,000	86
WW Grainger (A)	3,281	506

		74,303

Information Technology — 17.6%
Accenture, Cl A	35,400	1,897
Acme Packet *	2,700	127
Activision Blizzard	21,956	260
Adobe Systems *	28,502	719
Advanced Micro Devices * (A)	34,134	233
Akamai Technologies *	9,618	211
Alliance Data Systems * (A)	2,912	272
Altera	17,473	636
Amdocs *	10,900	299
Amphenol, Cl A	10,492	493
Analog Devices	17,512	578
Ansys *	5,200	281
AOL * (A)	5,034	78
Apple *	51,023	19,635
Applied Materials	72,855	825
Ariba *	4,900	133

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Arrow Electronics *	6,589	$206
Atmel *	24,400	222
Autodesk *	11,737	331
Automatic Data Processing	27,292	1,365
Avago Technologies	10,000	331
Avnet *	8,210	215
AVX	1,424	19
BMC Software *	9,389	381
Broadcom, Cl A	29,268	1,044
Broadridge Financial Solutions	7,573	158
Brocade Communications Systems *	28,000	108
CA	21,538	452
Cadence Design Systems *	13,063	121
Ciena * (A)	4,114	50
Cisco Systems	305,327	4,788
Citrix Systems *	10,387	628
Cognizant Technology Solutions, Cl A *	17,288	1,097
Computer Sciences	8,064	247
Compuware *	9,351	79
CoreLogic *	4,584	52
Corning	88,858	1,336
Cree * (A)	6,022	195
Cypress Semiconductor	10,200	162
Dell *	89,543	1,331
Diebold	2,729	78
Dolby Laboratories, Cl A * (A)	3,743	126
DST Systems	1,695	80
eBay *	64,611	1,995
EchoStar, Cl A *	2,132	52
Electronic Arts *	17,465	394
EMC *	112,064	2,532
Equinix *	2,600	245
F5 Networks *	4,138	338
Factset Research Systems (A)	2,700	237
Fairchild Semiconductor International, Cl A *	7,600	101
Fidelity National Information Services	14,690	414
First Solar * (A)	3,600	360
Fiserv *	7,769	434
FLIR Systems (A)	8,700	225
Fortinet *	6,100	117
Freescale Semiconductor Holdings I *	3,500	40
Gartner *	6,300	224
Genpact *	9,000	149
Global Payments	5,134	235
Google, Cl A *	13,944	7,543
Harris	6,889	278
Hewlett-Packard	120,601	3,139
IAC * (A)	3,532	140
Informatica *	6,000	251
Ingram Micro, Cl A *	7,023	125
Intel	293,958	5,917
International Business Machines	66,998	11,518
International Rectifier *	3,355	77
Intersil, Cl A	5,361	60
Intuit	17,086	843
IPG Photonics *	1,400	81
Itron *	1,900	76
Jabil Circuit	11,474	193

Description	Shares	Market Value ($ Thousands)

JDS Uniphase *	10,140	$131
Juniper Networks *	28,525	597
Kla-Tencor	8,809	323
Lam Research *	6,691	249
Lender Processing Services	3,614	64
Lexmark International, Cl A *	4,286	137
Linear Technology	11,657	334
LinkedIn, Cl A *	100	8
LSI *	35,248	240
Marvell Technology Group *	30,600	402
Mastercard, Cl A	5,900	1,945
Maxim Integrated Products	16,100	371
MEMC Electronic Materials *	10,338	72
Microchip Technology (A)	9,722	319
Micron Technology *	43,816	259
Micros Systems *	4,900	234
Microsoft	410,300	10,914
Molex (A)	6,370	139
Monster Worldwide *	5,218	49
Motorola Mobility Holdings *	15,266	576
Motorola Solutions	15,833	666
National Instruments	3,804	97
National Semiconductor	12,956	323
NCR *	10,189	176
NetApp *	19,955	751
NeuStar, Cl A *	3,600	90
Novellus Systems * (A)	4,977	139
Nuance Communications *	13,000	241
Nvidia *	35,656	475
ON Semiconductor *	24,800	180
Oracle	212,967	5,978
Paychex (A)	19,107	516
PMC - Sierra *	10,900	66
Polycom *	10,400	247
QLogic *	3,880	54
Qualcomm	92,650	4,768
Rackspace Hosting *	5,300	194
Red Hat *	9,727	385
Riverbed Technology *	8,000	198
Rovi * (A)	5,700	279
SAIC *	16,400	246
Salesforce.com *	7,438	958
SanDisk *	14,043	515
Silicon Laboratories * (A)	2,200	76
Skyworks Solutions *	10,100	208
Solera Holdings	4,100	240
SunPower, Cl A * (A)	6,368	90
Symantec *	39,848	683
Synopsys *	6,882	178
Tech Data *	2,250	106
Tellabs	17,289	71
Teradata *	9,289	486
Teradyne * (A)	8,663	105
Texas Instruments	63,808	1,673
TIBCO Software *	8,500	190
Total System Services	10,891	198
Trimble Navigation *	6,814	253
Varian Semiconductor Equipment Associates *	4,500	276
VeriFone Holdings *	6,600	233
VeriSign	9,285	289
Visa, Cl A	28,600	2,513
Vishay Intertechnology *	7,150	81

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

VistaPrint *	2,700	$80
VMware, Cl A *	5,100	481
WebMD Health, Cl A *	3,510	124
Western Digital *	12,730	375
Western Union	34,328	567
Xerox	75,396	626
Xilinx (A)	14,357	447
Yahoo! *	70,581	960
Zebra Technologies, Cl A *	3,625	130

		126,856

Materials — 4.2%
Air Products & Chemicals	11,494	941
Airgas	4,715	306
AK Steel Holding (A)	5,300	48
Albemarle	4,744	241
Alcoa	61,402	787
Allegheny Technologies	5,497	275
Allied Nevada Gold * (A)	4,500	187
Aptargroup	4,000	202
Ashland	4,476	237
Ball	9,550	343
Bemis	6,774	210
Cabot	3,873	133
Carpenter Technology	2,700	136
Celanese, Cl A	8,783	413
CF Industries Holdings	3,966	725
Cliffs Natural Resources	8,500	704
Commercial Metals	4,900	58
Compass Minerals International (A)	2,000	151
Crown Holdings *	9,151	325
Cytec Industries	2,381	108
Domtar	2,500	201
Dow Chemical	64,370	1,831
E.I. Du Pont de Nemours	50,692	2,447
Eastman Chemical	4,042	334
Ecolab (A)	13,491	723
FMC	3,860	293
Freeport-McMoRan Copper & Gold, Cl B	51,624	2,434
Greif, Cl A	2,500	140
Huntsman	12,129	159
International Flavors & Fragrances	4,391	255
International Paper	23,955	650
Intrepid Potash * (A)	3,900	133
Lubrizol	3,334	449
LyondellBasell Industries, Cl A	16,500	572
Martin Marietta Materials (A)	2,663	189
MeadWestvaco	10,058	277
Molycorp * (A)	2,800	158
Monsanto	29,350	2,023
Mosaic	15,678	1,115
Nalco Holding	7,617	282
Newmont Mining	26,533	1,661
Nucor	17,190	620
Owens-Illinois *	9,491	180
Packaging Corp of America	4,599	116
PPG Industries	9,123	699
Praxair	16,525	1,628
Reliance Steel & Aluminum	4,100	170
Rock-Tenn, Cl A	3,600	193

Description	Shares	Market Value ($ Thousands)

Rockwood Holdings *	3,500	$179
Royal Gold (A)	3,200	245
RPM International	6,269	131
Schnitzer Steel Industries, Cl A (A)	1,000	46
Scotts Miracle-Gro, Cl A (A)	2,006	97
Sealed Air	8,868	163
Sherwin-Williams (A)	5,137	389
Sigma-Aldrich	6,348	409
Silgan Holdings	2,500	95
Solutia *	6,200	108
Sonoco Products	5,846	185
Southern Copper	9,148	309
Steel Dynamics	12,100	154
Temple-Inland	6,575	159
Titanium Metals	3,358	54
United States Steel (A)	7,483	225
Valspar	5,764	186
Vulcan Materials (A)	7,257	254
Walter Industries	3,200	262
Westlake Chemical	1,900	87
WR Grace *	3,700	146

		30,345

Telecommunication Services — 2.9%
American Tower, Cl A *	22,022	1,186
AT&T	327,533	9,328
CenturyLink	33,454	1,209
Clearwire, Cl A * (A)	8,300	27
Crown Castle International *	16,296	708
Frontier Communications (A)	51,195	383
Level 3 Communications * (A)	84,300	152
MetroPCS Communications *	12,500	139
NII Holdings *	9,420	363
SBA Communications, Cl A *	6,700	253
Sprint Nextel *	163,644	615
Telephone & Data Systems (A)	5,502	141
tw telecom, Cl A *	9,000	174
US Cellular *	831	36
Verizon Communications	156,915	5,676
Windstream	28,747	365

		20,755

Utilities — 3.7%
AES *	37,224	404
AGL Resources	4,647	192
Alliant Energy	6,176	251
Ameren	12,590	381
American Electric Power	26,050	1,006
American Water Works	9,500	283
Aqua America (A)	9,177	202
Atmos Energy	5,591	188
Calpine *	19,100	281
Centerpoint Energy	22,015	440
CMS Energy (A)	14,042	277
Consolidated Edison (A)	16,716	940
Constellation Energy Group	10,358	399
Dominion Resources	31,412	1,531
DPL	5,446	163
DTE Energy	8,764	443
Duke Energy (A)	75,219	1,422
Edison International	18,279	680
Entergy	10,298	672
Exelon	37,329	1,610
FirstEnergy	22,727	1,006

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

GenOn Energy *	49,375	$150
Great Plains Energy	6,471	126
Hawaiian Electric Industries (A)	6,746	162
Integrys Energy Group	4,502	225
ITC Holdings	2,900	219
MDU Resources Group	11,421	244
National Fuel Gas	4,189	257
NextEra Energy	23,873	1,354
NiSource (A)	16,421	351
Northeast Utilities	9,907	344
NRG Energy *	13,800	324
NSTAR	6,128	280
NV Energy	10,800	161
OGE Energy	5,568	279
Oneok	5,629	399
Pepco Holdings	13,544	264
PG&E	21,318	903
Pinnacle West Capital	6,192	274
PPL	31,526	910
Progress Energy	16,061	784
Public Service Enterprise Group	27,552	940
Questar	11,146	209
SCANA (A)	6,520	262
Sempra Energy	13,823	726
Southern	46,703	1,932
TECO Energy	12,400	227
UGI	6,650	198
Vectren	3,491	95
Westar Energy (A)	5,300	141
Wisconsin Energy	12,298	389
Xcel Energy	28,081	693

		26,593

Total Common Stock (Cost $572,791) ($ Thousands)		697,063

WARRANT — 0.0%
American International Group, Expires 01/19/21	1	—

Total Warrant (Cost $0) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 4.6%
SEI Liquidity Fund, L.P. 0.200% † ** (E)	33,796,228	33,205

Total Affiliated Partnership (Cost $33,796) ($ Thousands)		33,205

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120% † **	21,677,689	21,678

Total Cash Equivalent (Cost $21,678) ($ Thousands)		21,678

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills (C) (D)
0.010%, 09/29/11	$110	110
0.010%, 02/23/12	700	700

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.005%, 10/20/11	$878	$878

Total U.S. Treasury Obligations (Cost $1,688) ($ Thousands)		1,688

Total Investments — 104.5% (Cost $629,953)($ Thousands) ††		$753,634

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	372	Sep-2011	$(1,203)
S&P Mid 400 Index E-MINI	30	Sep-2011	(224)

			$(1,427)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $721,385 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

‡	Real Estate Investment Trust

†	Investment in affiliated security.
(A)	This security or a partial position of this security is on loan at August 31, 2011. The total value of securities on loan at August 31, 2011 was $32,716 ($ Thousands).
(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extend these companies are represented in its benchmark index.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2011 was $33,205 ($ Thousands)

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $629,953 ($ Thousands), and the unrealized appreciation and depreciation were $150,633 ($ Thousands) and $(26,952) ($ Thousands) respectively.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$697,063	$—	$—	$697,063
Warrant	—	—	—	—
Affiliated Partnership	33,205	—	—	33,205
U.S. Treasury Obligations	—	1,688	—	1,688
Cash Equivalent	21,678	—	—	21,678

Total Investments in Securities	$751,946	$1,688	$—	$753,634

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(1,427)	$—	$—	$(1,427)

Total Other Financial Instruments	$(1,427)	$—	$—	$(1,427)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Consumer Discretionary — 12.8%
1-800-Flowers.com, Cl A *	451	$1
Aaron’s	50	1
Aeropostale * (A)	21,200	237
AFC Enterprises *	16,503	214
American Axle & Manufacturing Holdings * (A)	53,880	504
American Eagle Outfitters	69,919	774
American Greetings, Cl A (A)	34,785	738
American Public Education * (A)	60,805	2,506
Ameristar Casinos	16,937	316
ANN * (A)	38,315	903
Arbitron	7,700	289
Arctic Cat *	20,600	323
Asbury Automotive Group *	13,400	252
Ascena Retail Group *	16	1
Barnes & Noble (A)	18,100	242
Belo, Cl A	77,833	424
Big Lots *	10,600	359
Biglari Holdings *	820	270
BJ’s Restaurants * (A)	14,900	688
Blue Nile *	256	10
Blyth	1,175	67
Bob Evans Farms	19,600	622
Body Central *	11,500	200
Boyd Gaming * (A)	97,890	612
Bravo Brio Restaurant Group *	38,462	798
Bridgepoint Education * (A)	11,900	263
Brinker International (A)	31,400	709
Brown Shoe (A)	73,600	606
Brunswick	61	1
Buckle	50	2
Cabela’s * (A)	51,638	1,211
Callaway Golf (A)	95,607	537
Capella Education *	2,600	83
Career Education * (A)	11,600	197
Casual Male Retail Group * (A)	102,900	429
Cato, Cl A	40,400	1,025
Cheesecake Factory *	3,800	104
Chico’s FAS	19,545	272
Childrens Place Retail Stores * (A)	14,335	615
Christopher & Banks	13,500	64
Coinstar * (A)	4,659	212
Coldwater Creek *	46,900	50
Cooper Tire & Rubber	78,614	953
Core-Mark Holding *	10,360	368
Cost Plus *	250	2
Cracker Barrel Old Country Store	3,300	140
CROCS *	18,510	507
CSS Industries	7,600	135
Dana Holdings *	8	—
Deckers Outdoor *	11,068	985
Denny’s * (A)	59,300	225
Destination Maternity	21,300	299
Dick’s Sporting Goods *	11,700	411
Dillard’s, Cl A	1,542	71
Domino’s Pizza *	3,180	88
DreamWorks Animation SKG, Cl A *	24,600	520
Eastman Kodak * (A)	38,900	124

Description	Shares	Market Value ($ Thousands)

Ethan Allen Interiors (A)	50,826	$874
EW Scripps, Cl A * (A)	6,500	55
Exide Technologies * (A)	—	—
Express	14,650	280
Federal Mogul, Cl A *	4,800	85
Finish Line, Cl A (A)	35,660	717
Foot Locker	7,400	154
Francesca’s Holdings *	18,500	424
Fred’s, Cl A (A)	35,200	403
Gaylord Entertainment * (A)	18,700	470
Genius Products *	1,016	2
Gentex	16,100	418
hhgregg * (A)	42,986	472
Hibbett Sports * (A)	4,560	171
Hillenbrand	9,700	198
HomeAway * (A)	17,500	732
HOT Topic	50,000	414
HSN	82	3
Hyatt Hotels, Cl A *	8,250	293
Iconix Brand Group *	274	5
International Speedway, Cl A	17,844	449
iRobot *	70	2
ITT Educational Services * (A)	2,727	197
Jack in the Box *	31,400	652
Jakks Pacific (A)	24,200	411
Jones Group (A)	60,480	711
Journal Communications, Cl A *	56,700	209
Kirkland’s *	21,100	195
Lamar Advertising, Cl A *	101	2
La-Z-Boy, Cl Z * (A)	40,600	357
Libbey *	53,900	698
Life Time Fitness * (A)	77,734	2,980
Lincoln Educational Services (A)	20,900	205
Live Nation *	77,715	719
Liz Claiborne * (A)	82,600	431
Lumber Liquidators Holdings * (A)	19,600	297
Matthews International, Cl A	19,929	666
McClatchy, Cl A * (A)	25,600	44
MDC Partners, Cl A	44,900	716
Men’s Wearhouse	30,053	869
Meredith (A)	26,080	673
Meritage Homes * (A)	36,855	690
Monro Muffler Brake (A)	4,660	184
Morgans Hotel Group *	112,600	774
Morningstar (A)	9,200	549
National CineMedia	138,339	1,960
New Frontier Media *	53,100	66
NVR *	950	605
Overstock.com *	240	2
Oxford Industries (A)	32,200	1,153
Pacific Sunwear of California *	81,500	126
Papa John’s International *	5,400	161
Peet’s Coffee & Tea *	800	47
Penn National Gaming *	1,200	48
Penske Auto Group (A)	31,718	579
PEP Boys-Manny Moe & Jack (A)	27,476	272
PetMed Express (A)	89,400	906
PF Chang’s China Bistro (A)	8,300	250
Pier 1 Imports *	58,180	621
Pinnacle Entertainment * (A)	23,425	321
Pool (A)	9,900	257
Quiksilver *	260,290	1,088

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

RadioShack (A)	23,000	$299
ReachLocal * (A)	82,150	1,195
Regal Entertainment Group, Cl A (A)	57,400	750
Regis (A)	118,055	1,744
Rent-A-Center, Cl A	49,300	1,389
Ruby Tuesday *	31,400	262
Rue21 *	40	1
Ryland Group (A)	12,570	147
Saks * (A)	157,285	1,523
Scholastic (A)	28,600	794
Scientific Games, Cl A *	45,633	402
Select Comfort *	312	5
Service International	33,300	340
Shutterfly *	33,181	1,780
Sinclair Broadcast Group, Cl A	55,900	437
Six Flags Entertainment	5,500	185
Skechers U.S.A., Cl A * (A)	55,900	902
Skullcandy * (A)	44,035	728
Sotheby’s (A)	11,600	432
Stage Stores	20,600	336
Steiner Leisure *	8,800	351
Stewart Enterprises, Cl A	64,000	388
Stoneridge *	37,103	296
Strayer Education (A)	5,300	502
Sturm Ruger (A)	22,300	742
Superior Industries International	20,500	353
SuperMedia * (A)	—	—
Systemax *	21	—
Talbots * (A)	119,410	351
Tempur-Pedic International *	31	2
Tenneco *	17,706	581
Tesla Motors * (A)	78,742	1,948
Texas Roadhouse, Cl A	45,175	646
Timberland, Cl A *	400	17
True Religion Apparel *	41,400	1,263
Unifi *	3,600	40
Universal Electronics *	10,800	210
Universal Technical Institute *	8,800	128
Vail Resorts (A)	18,400	744
Vera Bradley * (A)	32,340	1,135
Warnaco Group *	11,400	608
Wet Seal, Cl A *	24,800	125
Whistler Blackcomb Holdings	27,000	269
Winnebago Industries * (A)	9,700	76
WMS Industries *	29,907	653
Zagg * (A)	260	4
Zumiez * (A)	59,380	1,098

		77,052

Consumer Staples — 2.7%
Alliance One International *	19,200	61
Andersons	3,800	153
B&G Foods, Cl A	20,500	373
Boston Beer, Cl A *	43	4
Cal-Maine Foods (A)	20,234	657
Casey’s General Stores (A)	11,944	537
Central Garden and Pet, Cl A *	38,031	299
Central Garden and Pet *	33,481	263
Chiquita Brands International * (A)	150,200	1,549
Coca-Cola Bottling	4,400	246

Description	Shares	Market Value ($ Thousands)

Corn Products International	22,217	$1,039
Cosan Industria e Comercio (Brazil)	19,200	287
Darling International *	13,000	219
Dean Foods *	200	2
Diamond Foods (A)	175	14
Dole Food * (A)	58,762	662
Elizabeth Arden *	5,400	174
Flowers Foods	2,510	48
Fresh Del Monte Produce	39,900	963
Fresh Market * (A)	32,825	1,267
Imperial Sugar	2,400	22
Ingles Markets, Cl A	11,100	170
J&J Snack Foods	6,075	307
Lancaster Colony (A)	25,210	1,528
Mead Johnson Nutrition, Cl A	25	2
Medifast * (A)	9,680	159
Nash Finch	14,600	464
Nature’s Sunshine Products *	240	4
Nu Skin Enterprises, Cl A (A)	152	6
Pantry *	103,501	1,294
Prestige Brands Holdings * (A)	53,496	576
Rite Aid * (A)	248,600	273
Sanderson Farms (A)	10,188	399
Seneca Foods, Cl A * (A)	700	16
Smithfield Foods *	31	1
Spartan Stores (A)	33,701	544
Spectrum Brands Holdings *	15,500	415
Susser Holdings *	323	7
TreeHouse Foods *	77	4
Universal	9,100	371
USANA Health Sciences *	150	4
Village Super Market, Cl A	600	15
Viterra, Cl Common Subscription Receipt	27,700	295
Weis Markets	5,700	223
Winn-Dixie Stores *	1,900	15

		15,931

Energy — 7.3%
Alberta Oilsands *	611,100	125
Alon USA Energy (A)	9,600	89
Approach Resources * (A)	27,325	507
Atwood Oceanics * (A)	7,200	303
Berry Petroleum, Cl A (A)	33,028	1,619
Bill Barrett *	2,833	136
BPZ Resources * (A)	148,100	544
C&J Energy Services * (A)	1,691	44
Cal Dive International *	24,217	71
Callon Petroleum *	27,620	159
CARBO Ceramics (A)	4,920	788
Carrizo Oil & Gas * (A)	36,230	1,088
Clayton Williams Energy *	5,011	284
Cloud Peak Energy * (A)	63,900	1,278
Complete Production Services *	10,024	291
Comstock Resources * (A)	133,378	2,714
Crosstex Energy	327	4
CVR Energy *	16,675	475
Delek US Holdings	21,333	316
Dresser-Rand Group * (A)	23,990	1,018
Dril-Quip *	16,000	1,035
Endeavour International *	7,750	76

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Energy Partners *	29,900	$398
Energy XXI Bermuda *	64	2
Forest Oil *	34,200	666
GeoMet *	111,500	100
Georesources * (A)	24,150	563
Global Geophysical Services *	51,361	620
Global Industries *	13,500	60
Golar LNG	20,700	683
Goodrich Petroleum * (A)	195,540	3,133
Green Plains Renewable Energy * (A)	16,900	178
Gulf Island Fabrication	7,200	177
Gulfmark Offshore, Cl A *	12,250	484
Harvest Natural Resources *	10,000	113
Helix Energy Solutions Group * (A)	52,700	890
Hercules Offshore *	38,200	161
HollyFrontier	34	2
ION Geophysical *	250	2
Karoon Gas Australia *	53,141	193
Key Energy Services *	84,397	1,215
Kinder Morgan Escrow *	58,213	—
Knightsbridge Tankers (A)	1,000	18
Lone Pine Resources *	64,000	623
Magnum Hunter Resources * (A)	179,665	807
Matrix Service *	62,745	682
McMoRan Exploration *	167	2
Mitcham Industries *	10	—
Newpark Resources * (A)	25,057	208
Northern Oil And Gas * (A)	25,821	527
Oasis Petroleum *	75	2
Oilsands Quest * (A)	906,800	199
OYO Geospace *	18	1
Panhandle Oil and Gas, Cl A	4	—
Parker Drilling *	45,400	258
Penn Virginia (A)	55,100	450
Petroleum Development * (A)	27,200	648
Petroquest Energy * (A)	33,664	256
Pioneer Drilling *	17,200	218
Porto Energy *	512,100	262
Quicksilver Resources * (A)	179,617	1,712
Rosetta Resources *	90	4
Scorpio Tankers * (A)	245,090	1,681
SEACOR Holdings	12,400	1,100
Ship Finance International (A)	3,500	56
StealthGas *	37,600	160
Stone Energy *	19,443	513
Superior Energy Services *	38,307	1,353
Swift Energy *	61,313	1,891
Targa Resources (A)	28,410	848
Tesco (A)	36,695	613
Tesoro *	15,500	373
Tetra Technologies *	39,200	402
Tidewater (A)	9,200	493
Triangle Petroleum *	53,500	293
Unit *	1,307	62
USEC * (A)	36,800	80
Vaalco Energy *	124,770	795
Vantage Drilling * (A)	204,800	313
Venoco *	17,594	204
W&T Offshore (A)	35,417	748
Warren Resources *	82,200	278

Description	Shares	Market Value ($ Thousands)

Western Refining * (A)	23,707	$413
World Fuel Services (A)	53,906	2,002

		44,152

Financials — 19.3%
1st Source	6,200	141
Acadia Realty Trust ‡	3,700	78
Advance America Cash Advance Centers	52,200	436
Affiliated Managers Group *	8,900	776
Agree Realty ‡ (A)	22,300	498
Alexander’s ‡	200	87
Alliance Financial	2,735	83
Allied World Assurance Holdings	5,000	259
Alterra Capital Holdings (A)	41,600	849
American Campus Communities ‡	8,700	339
American Capital *	273	2
American Capital Agency ‡	22,900	653
American Equity Investment Life Holding (A)	16,523	167
Anworth Mortgage Asset ‡	89,200	641
Apartment Investment & Management, Cl A ‡	31,881	847
Apollo Investments * (A)	14,400	131
Ares Capital	1,950	30
Argo Group International Holdings	7,100	195
Ashford Hospitality Trust ‡ (A)	21,500	174
Aspen Insurance Holdings	7,400	178
Associated Banc	14,198	156
Associated Estates Realty ‡	1,400	25
AvalonBay Communities ‡	9,112	1,243
Banco Latinoamericano de Comercio Exterior, Cl E	29,500	493
Bancorp *	476	4
Bancorpsouth (A)	26,775	302
Bank of Hawaii (A)	5,400	224
Bank of Marin Bancorp	318	11
Bank of the Ozarks	12,800	291
Berkshire Hills Bancorp (A)	14,710	317
BGC Partners, Cl A (A)	91,900	604
BioMed Realty Trust ‡ (A)	61,710	1,129
Boston Private Financial Holdings (A)	178,837	1,114
Boston Properties ‡	4,428	462
Brandywine Realty Trust ‡	41,260	410
Brasil Brokers Participacoes	41,800	197
BRE Properties ‡	10,100	508
Calamos Asset Management, Cl A	106	1
Camden National	4,600	129
Campus Crest Communities ‡	82,300	973
CapitalSource	95,240	605
CapLease ‡	45,800	183
Capstead Mortgage ‡	40,292	536
Cardinal Financial	37,395	367
Cash Store Financial Services	53,160	539
CBL & Associates Properties ‡	58,363	858
Central Pacific Financial *	630	8
Chatham Lodging Trust ‡	19,100	192
Chemical Financial	3,055	53
Citizens Republic Bancorp *	1,550	12
City Holding (A)	4,900	149

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

City National (A)	10,300	$462
CNO Financial Group * (A)	158,300	1,018
CoBiz Financial	51,997	297
Cohen & Steers (A)	18,479	715
Colonial Properties Trust ‡	34,050	716
Columbia Banking System	18,300	299
CommonWealth ‡	33,545	690
Community Bank System (A)	11,520	288
Community Trust Bancorp	6,800	172
Corporate Office Properties Trust ‡	5,900	158
Cowen Group, Cl A *	77,700	270
Credit Acceptance *	90	6
CreXus Investment ‡	87,000	813
CVB Financial (A)	66,377	579
Cypress Sharpridge Investments ‡ (A)	19,500	260
Delphi Financial Group, Cl A	32,500	786
DFC Global * (A)	16,050	354
DiamondRock Hospitality ‡	4,992	39
Dime Community Bancshares	14,400	174
Douglas Emmett ‡ (A)	25,100	453
Duff & Phelps, Cl A	16,100	183
DuPont Fabros Technology ‡ (A)	15,683	363
Dynex Capital ‡	17,300	159
Eagle Bancorp *	27,384	339
East West Bancorp	54	1
EastGroup Properties ‡	4,600	186
Eaton Vance (A)	24,635	601
Education Realty Trust ‡	105,218	947
Employers Holdings	66,025	807
Encore Bancshares * (A)	32,700	363
Encore Capital Group *	43,766	1,036
Endurance Specialty Holdings	35,682	1,290
Entertainment Properties Trust ‡ (A)	4,000	168
Equity Lifestyle Properties ‡	2,400	165
Equity One ‡ (A)	41,854	754
Equity Residential ‡	23,937	1,464
ESSA Bancorp (A)	18,800	213
Excel Trust ‡ (A)	34,133	368
Extra Space Storage ‡	25,500	548
FBL Financial Group, Cl A (A)	13,921	406
FBR Capital Markets *	186,800	476
Federal Realty Investment Trust ‡	3,902	353
Federated Investors, Cl B (A)	30,588	542
Financial Engines * (A)	86,372	1,924
First Commonwealth Financial	88,800	400
First Financial Bancorp	31,459	502
First Financial Holdings	8,100	51
First Horizon National (A)	88,571	624
First Merchants	4,100	31
First Midwest Bancorp	88,984	781
First Potomac Realty Trust ‡ (A)	27,504	356
FirstMerit	62,535	779
Flushing Financial	44,100	506
FNB (Pennsylvania) (A)	17,000	153
FPIC Insurance Group *	80	3
Gain Capital Holdings *	61,300	352
General Growth Properties ‡	26,876	367
General Shopping Brasil (Brazil) *	14,700	105
Getty Realty ‡ (A)	4,099	78

Description	Shares	Market Value ($ Thousands)

GFI Group	39,000	$171
Gladstone Commercial ‡	15,400	255
Global Indemnity, Cl A *	33,600	622
Gluskin Sheff + Associates	8,800	160
Government Properties Income Trust ‡	19,800	464
Great American Group *	119,582	16
Green Dot, Cl A *	48	2
Greenhill (A)	36,062	1,281
Hancock Holding (A)	43,308	1,353
Hanover Insurance Group	10,970	390
Hatteras Financial ‡ (A)	30,130	832
HCP ‡	39,998	1,491
Health Care REIT ‡ (A)	10,000	510
Healthcare Realty Trust ‡	5,700	100
Hercules Technology Growth Capital (A)	2,900	28
Highwoods Properties ‡ (A)	32,270	1,057
Home Bancshares	29,600	695
Home Properties ‡ (A)	11,200	749
Horace Mann Educators	90,410	1,204
Hospitality Properties Trust ‡	8,200	192
Host Hotels & Resorts ‡	53,559	634
Hudson Valley Holding	13,598	264
Iberiabank	13,248	638
Infinity Property & Casualty	35,000	1,787
Inland Real Estate ‡	6,744	55
Interactive Brokers Group, Cl A	150	2
International Bancshares (A)	49,500	775
Invesco Mortgage Capital ‡	4,400	78
Investors Real Estate Trust ‡ (A)	6,900	54
iStar Financial ‡ *	8,400	60
Jones Lang LaSalle	12,000	803
Kemper	12,000	308
Kennedy-Wilson Holdings (A)	30,000	348
Knight Capital Group, Cl A *	46,100	595
LaSalle Hotel Properties ‡	23,305	438
Lexington Realty Trust ‡ (A)	79,772	589
Liberty Property Trust ‡	12,700	431
LPL Investment Holdings * (A)	34,145	994
LTC Properties ‡	17,752	479
Macerich ‡	9,336	458
Mack-Cali Realty ‡	19,988	623
Maiden Holdings	96,000	818
MainSource Financial Group (A)	9,700	86
MarketAxess Holdings	77,740	2,292
MB Financial	21,701	354
MCG Capital (A)	116,400	552
Meadowbrook Insurance Group (A)	219,656	2,060
Medallion Financial	20,200	199
Medical Properties Trust ‡ (A)	25,900	277
MFA Mortgage Investments ‡	178,704	1,338
Mid-America Apartment Communities ‡ (A)	22,094	1,579
Montpelier Re Holdings	17,700	304
MSCI, Cl A *	28,692	992
Nara Bancorp *	49	—
National Financial Partners * (A)	22,330	285
National Health Investors ‡ (A)	2,692	123
National Penn Bancshares	147,200	1,067
National Retail Properties ‡ (A)	22,180	605

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

NBT Bancorp	4,800	$98
Nelnet, Cl A	69,634	1,337
Newcastle Investment ‡	77	—
Northwest Bancshares (A)	37,600	448
OceanFirst Financial	5,950	71
Ocwen Financial *	49,100	678
Old National Bancorp	34,363	337
Omega Healthcare Investors ‡	7,800	142
One Liberty Properties ‡	170	3
Oriental Financial Group	14,600	161
PacWest Bancorp (A)	39,024	626
Park National (A)	3,200	176
Parkway Properties ‡ (A)	16,400	223
Pebblebrook Hotel Trust ‡	13,619	219
PennantPark Investment	82,409	844
Pennsylvania Real Estate Investment Trust ‡ (A)	24,400	251
PHH *	9,110	173
Phoenix * (A)	—	—
Pico Holdings *	19,558	460
Piedmont Office Realty Trust, Cl A ‡ (A)	14,407	272
Platinum Underwriters Holdings	56,342	1,775
PMI Group * (A)	63,400	17
Popular *	663	1
Post Properties ‡	4,300	180
Potlatch ‡ (A)	18,914	635
Presidential Life	5,909	57
ProAssurance * (A)	19,490	1,414
ProLogis ‡ (A)	34,717	945
Prosperity Bancshares (A)	15,085	571
Protective Life	132	3
Provident Financial Services (A)	32,441	407
PS Business Parks ‡	5,600	306
Public Storage ‡	5,671	702
RAIT Financial Trust ‡ (A)	6,566	25
Ramco-Gershenson Properties ‡	36,400	377
Redwood Trust ‡	7,500	94
Regency Centers ‡ (A)	13,815	570
Reinsurance Group of America, Cl A	13,115	700
Renasant (A)	24,400	338
Republic Bancorp, Cl A (A)	11,400	203
Retail Opportunity Investments ‡ (A)	6,500	73
Sabra Healthcare ‡	9,666	113
Safeguard Scientifics *	24,957	400
Safety Insurance Group	6,600	257
Sandy Spring Bancorp	19,624	321
Saul Centers ‡	900	32
SCBT Financial	16,500	463
Selective Insurance Group	9,900	151
Senior Housing Properties Trust ‡	94	2
Signature Bank NY *	13,994	778
Simmons First National, Cl A	14,680	338
Simon Property Group ‡	11,741	1,379
SL Green Realty ‡ (A)	11,495	830
Solar Capital	5,400	125
Sovran Self Storage ‡	4,087	166
Starwood Property Trust ‡	18,700	346
Stifel Financial *	11,600	349
Summit Hotel Properties ‡	30,100	249

Description	Shares	Market Value ($ Thousands)

Sun Communities ‡	2,900	$112
Susquehanna Bancshares (A)	32,037	215
SVB Financial Group *	17,524	808
SWS Group	27,800	120
Symetra Financial	6,700	72
Synovus Financial (A)	132,895	193
Tanger Factory Outlet Centers ‡	7,600	214
Taubman Centers ‡	46	3
TCF Financial (A)	67,561	705
THL Credit	30,200	355
Titanium Asset (C) (H) (I) *	122,200	110
Titanium Asset Management *	10,500	5
Tompkins Financial	4,200	163
Tower Group (A)	19,800	475
Trustco Bank (A)	521	2
UMB Financial	4,000	155
Union First Market Bankshares	15,200	167
United Bankshares	32	1
United Financial Bancorp	15,700	242
Universal Health Realty Income Trust ‡	1,300	49
Uranium Participation *	43,900	269
Urstadt Biddle Properties, Cl A ‡	16,500	277
U-Store-It Trust ‡	7,500	80
Validus Holdings	28,484	735
Value Creation (C) (H) (I) *	119,600	145
Ventas ‡ (A)	18,640	997
ViewPoint Financial Group	45,500	546
Virginia Commerce Bancorp * (A)	46,100	270
Virtus Investment Partners *	30	2
Waddell & Reed Financial, Cl A	44	1
Walter Investment Management	11,200	278
Washington Federal	98	1
Washington Real Estate Investment Trust ‡ (A)	26,100	807
Webster Financial	33,564	608
WesBanco	3,000	58
West Bancorporation	220	2
Western Alliance Bancorp *	131,660	802
Winthrop Realty Trust ‡	10,000	102
WisdomTree Investments * (A)	122,000	1,102
World Acceptance * (A)	2,600	169
WSFS Financial	19,158	671
Zions Bancorporation (A)	59,592	1,039

		116,206

Health Care — 11.6%
Abaxis * (A)	30,066	748
ABIOMED * (A)	21,400	266
Acadia Pharmaceuticals *	136,900	186
Accuray *	42,700	211
Achillion Pharmaceuticals * (A)	51,365	316
Acorda Therapeutics *	16,807	438
Aegerion Pharmaceuticals *	29,200	424
Affymetrix *	40,100	225
Air Methods *	1,700	113
Alere * (A)	21,000	524
Align Technology *	75,981	1,451
Alkermes *	31,200	541
Allos Therapeutics *	81,300	137
Almost Family * (A)	16,300	322
Amedisys * (A)	47	1

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

AMN Healthcare Services *	45,960	$253
Amsurg, Cl A *	40,376	914
Amylin Pharmaceuticals *	7	—
Analogic	51	3
Angiodynamics *	80	1
Arena Pharmaceuticals * (A)	177,482	231
Ariad Pharmaceuticals * (A)	49,500	487
Arthrocare *	8,800	285
athenahealth * (A)	24,426	1,417
AVEO Pharmaceuticals * (A)	40,720	691
BioMarin Pharmaceutical *	11,395	337
BioScrip *	14,800	94
Bruker *	51,743	736
Cambrex *	47,400	236
Catalyst Health Solutions *	39	2
Centene *	98	3
Cepheid *	55	2
Chemed	13,321	773
Community Health Systems *	2,300	47
Computer Programs & Systems	2,500	177
Conmed *	40,797	957
Continucare *	29,000	184
Cooper	34	3
Cubist Pharmaceuticals * (A)	86,026	2,984
Cyberonics *	2,800	79
Depomed * (A)	15,900	99
Durect *	225,114	376
DynaVox, Cl A *	93,244	629
Emergent Biosolutions *	63,812	1,153
Emeritus * (A)	57,300	1,002
Ensign Group (A)	23,600	551
Enzon Pharmaceuticals * (A)	23,461	201
eResearch Technology *	96,694	504
Exelixis * (A)	5,200	39
Five Star Quality Care *	28,701	93
Fluidigm *	42,664	576
Gen-Probe *	12,146	728
Greatbatch *	18,545	415
Haemonetics * (A)	11,629	727
Halozyme Therapeutics *	84,900	577
Hansen Medical * (A)	196,580	741
Health Net *	29,100	718
Healthsouth *	40,714	871
Healthspring *	33,227	1,297
HealthStream *	220	3
Healthways * (A)	22,800	286
HeartWare International * (A)	8,623	542
Hill-Rom Holdings	22,463	681
Hi-Tech Pharmacal *	5,280	148
HMS Holdings *	9	—
ICON ADR *	11,285	240
ICU Medical * (A)	15,500	639
Idenix Pharmaceuticals *	53,600	311
Impax Laboratories *	21,900	430
Imris *	115,820	497
Incyte * (A)	48,285	776
Insulet * (A)	90,650	1,585
Invacare (A)	14,368	361
ISTA Pharmaceuticals *	81,500	373
Jazz Pharmaceuticals *	140	6
Kindred Healthcare * (A)	14,886	193
Kinetic Concepts *	2,200	149

Description	Shares	Market Value ($ Thousands)

LHC Group *	15,100	$302
LifePoint Hospitals *	5,464	200
Magellan Health Services *	18,609	928
MAKO Surgical * (A)	16,725	600
Masimo	90,713	2,238
Medical Action Industries *	72,600	451
Medicines *	52,300	763
Medicis Pharmaceutical, Cl A	15,413	600
Mednax *	9,110	595
MELA Sciences * (A)	47,800	105
Meridian Bioscience (A)	186	3
Merit Medical Systems *	31	—
Metropolitan Health Networks *	42,900	220
Momenta Pharmaceuticals * (A)	123	2
MWI Veterinary Supply *	5,662	419
Myriad Genetics *	67,300	1,335
Natus Medical *	34,700	364
Nektar Therapeutics * (A)	52,200	299
Neurocrine Biosciences *	35,770	220
NuVasive * (A)	88,463	2,143
NxStage Medical *	29,334	539
Omnicare (A)	29,605	880
Omnicell *	136,473	2,134
Onyx Pharmaceuticals *	18,000	613
Orexigen Therapeutics *	32,100	46
Owens & Minor (A)	2,304	68
Par Pharmaceutical *	24,274	722
Parexel International *	72	1
PDL BioPharma (A)	165,262	1,010
Pharmaceutical Product Development	74	2
PharMerica *	13,300	196
Providence Service *	76,314	812
PSS World Medical * (A)	52,855	1,246
Quality Systems	64	6
Questcor Pharmaceuticals * (A)	61,738	1,855
Quidel * (A)	51,210	783
Rigel Pharmaceuticals *	37,700	297
Sagent Pharmaceuticals * (A)	29,600	680
Salix Pharmaceuticals *	41,386	1,260
Savient Pharmaceuticals * (A)	2,300	10
Sciclone Pharmaceuticals *	533	2
Seattle Genetics * (A)	20,740	361
Select Medical Holdings *	486	3
Sirona Dental Systems *	1,252	58
Skilled Healthcare Group, Cl A *	59,600	324
Spectrum Pharmaceuticals *	391	3
STERIS	40,000	1,287
Sun Healthcare Group *	26,700	114
Sunrise Senior Living * (A)	11,800	88
Symmetry Medical *	42,900	357
Syneron Medical *	93,394	974
Targacept *	121	2
Team Health Holdings *	735	14
Techne	12,361	896
Teleflex	28,494	1,639
Thoratec *	16,170	554
Tornier BV * (A)	41,858	979
Triple-S Management, Cl B *	64	1
United Therapeutics *	41	2
Viropharma *	34,174	677
WellCare Health Plans *	12,900	591

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Zoll Medical *	19,595	$876

		70,065

Industrials — 17.2%
3D Systems *	154	3
AAR	4,825	114
ABM Industries	19,323	395
Acacia Research - Acacia Technologies *	46	2
ACCO Brands *	25,800	176
Actuant, Cl A	138	3
Acuity Brands	21,600	994
Aegean Marine Petroleum Network (A)	114,400	637
AerCap Holdings *	205,611	2,284
Aerovironment *	6,800	195
Air Transport Services Group *	76,700	413
Aircastle (A)	27,821	327
Alamo Group	9,300	213
Alaska Air Group *	15,000	866
Albany International, Cl A	11,200	244
Allegiant Travel, Cl A * (A)	5,600	263
Alliant Techsystems	38	2
Altra Holdings *	94	1
Amerco *	1,200	88
American Science & Engineering	36	3
Ameron International	800	68
Ampco-Pittsburgh	9,900	211
AO Smith	75	3
APAC Customer Services *	350	3
Applied Industrial Technologies	23,900	732
Armstrong World Industries	200	8
Astec Industries *	14,010	485
Atlas Air Worldwide Holdings *	15,700	771
Avis Budget Group * (A)	74,800	984
Barnes Group (A)	26,435	609
BE Aerospace *	12,839	447
Belden	47,800	1,458
Blount International *	390	6
Brady, Cl A	31,510	867
Briggs & Stratton (A)	28,758	464
Brink’s	31	1
Carlisle	28,000	1,098
Cascade	9,505	406
Celadon Group	80,102	939
Ceradyne * (A)	13,800	433
Clean Harbors * (A)	10,796	582
Columbus McKinnon *	64,400	929
Comfort Systems USA	46,586	445
Consolidated Graphics *	5,600	216
Copa Holdings, Cl A	9,996	691
Copart *	16,455	708
Corporate Executive Board (A)	15,900	523
Corrections Corp of America *	17,302	393
CoStar Group * (A)	26,275	1,345
Courier (A)	14,498	107
CRA International *	9,845	232
Cubic	21,918	919
Curtiss-Wright	11,100	342
Deluxe	17,647	391
DigitalGlobe *	35,800	811
DXP Enterprises *	241	6

Description	Shares	Market Value ($ Thousands)

Dycom Industries *	9,450	$172
Dynamic Materials	52,318	1,058
EMCOR Group	80,493	1,844
EnerSys *	37,700	847
Ennis	6,300	100
EnPro Industries * (A)	9,200	357
ESCO Technologies	13,355	412
Esterline Technologies *	300	23
Exponent *	3,500	148
Flow International *	36,600	93
Force Protection *	137,500	562
Franklin Electric	1,800	77
FTI Consulting * (A)	63,150	2,297
G&K Services, Cl A	53,558	1,511
Gardner Denver	13,350	1,052
Genco Shipping & Trading * (A)	4,800	34
GenCorp * (A)	32,000	142
Generac Holdings *	24,062	496
General Cable * (A)	43,278	1,305
Geo Group *	88,300	1,896
Gibraltar Industries *	48,600	431
Global Power Equipment Group * (A)	15,600	380
Gorman-Rupp	2	—
Graco	10,642	420
GrafTech International * (A)	12,800	201
Granite Construction (A)	21,300	442
Great Lakes Dredge & Dock	56,400	276
H&E Equipment Services *	24,300	249
Harsco	5,200	119
Hawaiian Holdings * (A)	202,735	847
Heico, Cl A	10,398	402
HEICO (A)	29,954	1,633
Heidrick & Struggles International	1,400	29
Hexcel *	249	6
Higher One Holdings *	120	2
HNI (A)	7,900	163
Horizon Lines, Cl A (A)	97,018	53
Huntington Ingalls Industries *	2,600	78
Huron Consulting Group *	18,677	594
ICF International *	32,534	738
IDEX	13,595	505
IHS, Cl A *	9,350	726
Innerworkings * (A)	166,922	1,265
Insituform Technologies, Cl A *	50	1
Insperity	13,760	343
Interface, Cl A	81,882	1,235
John Bean Technologies	4,007	63
Kadant *	34,286	799
Kaman	86	3
KAR Auction Services *	24	—
Kaydon	57,006	1,917
Kelly Services, Cl A	10,500	160
Kforce *	25,900	269
Kirby *	10,800	595
Korn/Ferry International *	77	1
Kratos Defense & Security Solutions * (A)	35,200	333
Landstar System	26,775	1,084
Layne Christensen *	9,800	275
LB Foster, Cl A	2,160	53
LS Starrett, Cl A	700	8

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

M&F Worldwide *	8,500	$186
Marten Transport	49,870	917
MasTec *	258	6
Mcgrath Rentcorp	27	1
Metalico * (A)	313	1
Michael Baker *	13,713	309
Middleby *	13,626	1,098
Miller Industries	7,134	139
Mine Safety Appliances	112	4
Mistras Group *	34,832	703
Mobile Mini * (A)	61,192	1,166
Moog, Cl A *	6,375	254
Mueller Industries	19,298	910
MYR Group *	5,310	111
NACCO Industries, Cl A	6,606	507
National Presto Industries	800	78
Navigant Consulting *	83,600	793
Nordson	51	2
Northwest Pipe *	6,255	170
Old Dominion Freight Line *	33,300	1,070
Orion Marine Group *	199,665	1,284
Pacer International *	92,800	419
Pike Electric *	90	1
Polypore International *	28,829	1,778
Quad, Cl A	13,600	282
Quanex Building Products	42,750	552
RailAmerica *	2,600	35
Raven Industries	3,600	195
RBC Bearings *	1,300	45
Regal-Beloit	34	2
Resources Connection	52,137	545
Ritchie Bros Auctioneers (A)	33,900	779
Robbins & Myers	7,452	358
RSC Holdings * (A)	23,100	184
Rush Enterprises, Cl A * (A)	56,245	1,035
Ryder System	14,600	687
Sauer-Danfoss *	14,400	623
School Specialty * (A)	72,262	687
SeaCube Container Leasing	23,500	312
Simpson Manufacturing	68,000	1,933
Skywest	16,164	206
Spirit Aerosystems Holdings, Cl A *	30,500	512
Spirit Airlines * (A)	97,500	1,178
Standard Parking *	56,260	915
Standex International	7,100	207
Steelcase, Cl A	10,100	84
Sun Hydraulics	9,427	278
SYKES Enterprises *	56,900	891
TAL International Group	24,880	727
Teledyne Technologies *	26,899	1,469
Tennant	32	1
Terex *	31,755	512
Tetra Tech *	51,347	1,022
Textainer Group Holdings	12,300	292
Thomas & Betts *	3,200	140
Titan International (A)	25,631	551
Titan Machinery *	196	5
Towers Watson, Cl A	28,846	1,702
TransDigm Group *	11,990	1,101
Tredegar	16,906	283
Trex * (A)	32,737	597

Description	Shares	Market Value ($ Thousands)

Trimas *	13	$—
Trinity Industries	11,700	322
Triumph Group (A)	11,841	620
TrueBlue *	28,100	395
Tutor Perini	85,200	1,196
Unifirst	3,200	166
United Rentals * (A)	41,912	699
United Stationers	9,164	289
US Airways Group * (A)	96,300	538
Valmont Industries	21	2
Viad	7,600	156
Vitran, Cl A *	57,345	356
Wabash National * (A)	493,404	2,808
Wabtec	32,120	1,956
Watsco	10,367	618
Watts Water Technologies, Cl A (A)	17,801	504
Werner Enterprises (A)	5,900	137
WESCO International * (A)	34,309	1,478
Woodward	15,349	498
YRC Worldwide * (A)	552	—
Zipcar * (A)	44,600	938

		103,490

Information Technology — 16.6%
ACI Worldwide *	8,900	266
ADTRAN	8,690	270
Advent Software * (A)	28,423	659
Aeroflex Holding *	82,100	721
Amkor Technology * (A)	30,800	134
Amtech Systems * (A)	22,500	244
Anadigics *	25,000	69
Ancestry.com * (A)	35,427	1,265
Anixter International	155	9
AOL * (A)	40,999	639
Ariba *	88	2
Arris Group *	47,700	521
Arrow Electronics *	19,400	605
Aruba Networks * (A)	33,101	706
AsiaInfo-Linkage * (A)	31,970	366
Atmel *	96,595	880
Avid Technology *	22,701	223
AVX	19,400	254
Benchmark Electronics *	35,097	476
Black Box	8,700	215
Blackbaud	91	2
Blue Coat Systems *	18,748	275
Brightpoint *	33,298	317
BroadSoft * (A)	88,320	2,672
Brocade Communications Systems *	187,540	726
Brooks Automation	10,600	100
CACI International, Cl A *	21,439	1,180
Cadence Design Systems *	71	1
Cardtronics *	30,677	760
Cavium * (A)	20,800	670
CDC Software ADR *	99,600	377
Ceva * (A)	48,820	1,299
Ciber *	224,600	737
Ciena * (A)	81,842	1,002
Cognex	1,800	58
Coherent *	21,626	956

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

CommVault Systems *	5,100	$173
Compuware *	27,300	231
Comtech Telecommunications (A)	35,838	998
Concur Technologies * (A)	24,500	1,025
Constant Contact * (A)	103,545	1,981
Convergys * (A)	27,200	290
CoreLogic *	24,300	278
Cornerstone OnDemand * (A)	54,330	843
CSG Systems International *	14,003	187
CTS	14,800	142
Cymer * (A)	23,900	967
Cypress Semiconductor	137	2
Daktronics	10,600	102
DDi	20,700	157
DealerTrack Holdings *	44,100	825
Diebold (A)	54,526	1,562
Digi International *	26,500	333
Digital River * (A)	77,989	1,569
DTS *	33,307	1,023
Earthlink	124,080	916
Echo Global Logistics *	27	—
Electronics for Imaging *	13,533	192
Emulex *	131,474	906
Entegris * (A)	59,000	444
Envestnet *	52,468	620
Euronet Worldwide *	65,850	1,071
Fabrinet *	18,900	312
Forrester Research	6,100	206
Fortinet *	24,913	477
Fusion-io * (A)	21,130	529
Gartner *	36,220	1,290
Glu Mobile * (A)	20,200	62
GT Advanced Technologies * (A)	28,960	354
Hackett Group *	153,410	581
Heartland Payment Systems (A)	121	3
Hittite Microwave *	15,671	851
iGate	88	1
Imation * (A)	18,700	130
Inphi * (A)	174,670	1,404
Insight Enterprises *	18,512	348
Integrated Device Technology *	60,065	340
InterDigital	50	3
Intermec *	102,022	752
International Rectifier * (A)	39,750	906
Intersil, Cl A (A)	64,800	728
IntraLinks Holdings *	37,700	353
Ixia *	24,000	206
IXYS *	129	2
j2 Global Communications (A)	14,219	454
Jack Henry & Associates	48,500	1,418
JDA Software Group *	11,400	301
Kemet *	34,400	317
Keynote Systems	30	1
KIT Digital * (A)	32,000	354
Kulicke & Soffa Industries * (A)	56,100	488
Lattice Semiconductor *	75,000	422
Lexmark International, Cl A *	23,100	738
Littelfuse	9,902	459
LivePerson *	103	1
LogMeIn *	21,100	659
LTX-Credence *	69,200	394
Manhattan Associates *	34,700	1,238

Description	Shares	Market Value ($ Thousands)

Mantech International, Cl A (A)	14,400	$540
MAXIMUS	20,800	769
Measurement Specialties *	31,060	970
Mellanox Technologies *	33,125	975
Methode Electronics	2,300	23
Micrel (A)	15,900	161
Microsemi *	21,100	328
MicroStrategy, Cl A * (A)	5,224	642
Mitel Networks *	90,500	309
MKS Instruments	11,600	269
Monolithic Power Systems *	17,418	220
Monotype Imaging Holdings *	4,307	50
Move *	79,902	144
MTS Systems	1,701	62
Multi-Fineline Electronix *	8,850	168
NCR *	12,100	209
Netgear *	10,409	289
Netlogic Microsystems *	48,316	1,450
Netscout Systems *	5,700	79
NetSuite * (A)	27,800	894
Newport *	11,400	148
NIC	34,000	395
Nuance Communications * (A)	37,500	696
Omnivision Technologies *	170	3
OpenTable * (A)	8,343	509
Oplink Communications *	22,100	365
Opnet Technologies	6,800	235
Opnext *	79,400	127
Orbotech *	8,710	98
OSI Systems *	6,900	268
Parametric Technology *	53,285	959
Park Electrochemical	24,300	601
Parkervision * (A)	294,071	259
Photronics * (A)	24,873	161
Plantronics	21,889	702
PMC - Sierra *	42,000	256
Power-One * (A)	45,200	342
Progress Software *	30,100	627
PROS Holdings *	42,684	677
Pulse Electronics (A)	23,000	77
QLIK Technologies * (A)	31,755	806
QLogic *	41,200	576
Quantum *	88,900	173
Quest Software *	11,090	191
Rackspace Hosting * (A)	17,966	657
Radisys *	17,700	134
RealD * (A)	43,300	608
RealNetworks	17,250	160
RealPage * (A)	85,645	1,783
Responsys *	43,450	633
RightNow Technologies *	75	2
Riverbed Technology *	16,300	404
Rosetta Stone * (A)	92,940	1,250
Rudolph Technologies *	54,560	372
S1 *	4,400	40
Saba Software *	27,600	192
Sapient	49,350	530
Scansource *	113	4
Seachange International *	31,900	251
ServiceSource International * (A)	35,000	633
Silicon Graphics International * (A)	8,300	132

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Silicon Laboratories * (A)	7,885	$273
SolarWinds * (A)	44,500	1,102
Sourcefire * (A)	37,600	1,039
SS&C Technologies Holdings *	56,320	929
Stamps.com	265	5
SuccessFactors *	32,500	759
Sycamore Networks	128,615	2,211
Synaptics * (A)	1,763	43
SYNNEX * (A)	7,200	190
Synopsys *	30,429	787
Syntel	29	1
Taleo, Cl A *	36,700	947
Tech Data *	18,346	864
Tekelec *	34,500	248
TeleCommunication Systems, Cl A *	38,700	147
TeleNav * (A)	23,900	221
TeleTech Holdings *	21,165	376
Tessera Technologies *	4,000	56
TIBCO Software *	32,700	732
TNS *	37,644	638
Travelzoo * (A)	5,197	190
Trimble Navigation *	17,510	650
Tyler Technologies *	41,800	1,055
Ultra Clean Holdings *	28,350	160
Ultratech *	29,200	596
Unisys *	7,300	128
United Online (A)	43,051	233
Valueclick * (A)	17,514	268
Vasco Data Security International *	13	—
Veeco Instruments * (A)	1,000	36
Velti * (A)	44,175	418
VeriFone Holdings *	66	2
Vishay Intertechnology *	35,900	409
VistaPrint * (A)	66,999	1,972
Vocus *	45,814	986
Websense * (A)	23,900	492
XO Group *	33,600	304
Xyratex (A)	105,113	902
Zebra Technologies, Cl A *	18,602	668

		100,199

Materials — 4.9%
Allied Nevada Gold * (A)	7,000	291
AM Castle *	34	—
Aptargroup	13,052	659
Arch Chemicals	3,043	143
Boise (A)	29,130	181
Buckeye Technologies	27,000	734
Carpenter Technology	5,600	283
Coeur d’Alene Mines *	7,695	219
Commercial Metals	51,400	604
Cytec Industries	12,084	549
Eagle Materials	11,000	217
EcoSynthetix *	27,800	249
Ferro *	95,951	803
Georgia Gulf *	7,883	167
Glatfelter	15,900	228
Globe Specialty Metals (A)	121,630	2,037
Great Basin Gold * (A)	431,050	966
Greif, Cl A	9,566	534

Description	Shares	Market Value ($ Thousands)

H.B. Fuller	47,058	$1,043
Haynes International	9,000	522
Headwaters *	41,100	88
Hecla Mining * (A)	19,524	150
Horsehead Holding *	178,803	1,833
Huntsman	45,067	591
Innophos Holdings	29,923	1,245
Innospec *	47,300	1,279
Intrepid Potash *	49	2
Kaiser Aluminum (A)	—	—
KapStone Paper and Packaging *	20,600	310
Koppers Holdings	2,266	75
LSB Industries *	8,710	348
Materion *	7,000	201
Metals USA Holdings *	219	3
Minerals Technologies	19,535	1,133
Myers Industries	2,300	25
Neenah Paper	15,200	266
New Gold *	21,900	297
NewMarket	4,489	753
Noranda Aluminum Holding *	36,100	410
Olympic Steel	600	12
OM Group *	41,590	1,316
Owens-Illinois *	27,817	527
Packaging Corp of America	27,815	705
PolyOne	54,323	686
Quaker Chemical	4,100	137
Rock-Tenn, Cl A	3,800	204
Romarco Minerals *	137,700	207
Royal Gold	5	—
RTI International Metals * (A)	42,879	1,142
Sandstorm Gold *	117,200	173
Schnitzer Steel Industries, Cl A	900	41
Schweitzer-Mauduit International	11,374	682
Sensient Technologies	37,895	1,377
Silgan Holdings (A)	9,030	342
Silver Standard Resources *	48,875	1,387
Solutia *	4,400	76
Stepan	3,000	227
STR Holdings * (A)	17,505	199
TPC Group *	3,700	118
Universal Stainless & Alloy *	7,400	243
US Gold * (A)	30,500	189
Wausau Paper	7,600	51
Westlake Chemical	9	—
Worthington Industries (A)	17,823	290
WR Grace *	52	2
Zep	8	—

		29,771

Telecommunication Services — 0.8%
AboveNet	12	1
Atlantic Telegraph-Network	10,000	332
Boingo Wireless *	79,800	698
Cincinnati Bell * (A)	62,100	210
Cogent Communications Group *	3,657	52
Fairpoint Communications * (A)	70,800	454
General Communication, Cl A *	1,049	9
Global Crossing * (A)	261	7
IDT, Cl B	6,800	149
Iridium Communications *	619	5
Leap Wireless International * (A)	37,600	340

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Neutral Tandem *	93,720	$1,115
NTELOS Holdings	111	2
Premiere Global Services *	17,193	144
SBA Communications, Cl A *	16,545	625
Shenandoah Telecommunications	144	2
USA Mobility	45,300	687
Vonage Holdings * (A)	55	—

		4,832

Utilities — 2.5%
AGL Resources	27,730	1,149
Allete	12,752	498
Avista	15,200	386
Cadiz * (A)	39,500	397
California Water Service Group	8,200	155
Central Vermont Public Service	2,200	76
CH Energy Group	900	50
Chesapeake Utilities	8,072	329
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	6,800	133
Cleco	22,198	789
Dynegy, Cl A *	11,400	50
El Paso Electric	19,450	673
Empire District Electric	300	6
GenOn Energy *	24,700	75
Great Plains Energy	88,832	1,737
IDACORP	16,572	633
Laclede Group	9,600	381
MGE Energy	4,359	184
Nicor	4,900	272
Northwest Natural Gas	6,960	315
NorthWestern	10,500	356
Piedmont Natural Gas (A)	2,200	68
Portland General Electric	137,401	3,314
UIL Holdings (A)	19,015	646
Unisource Energy	25,800	977
Vectren	12,600	345
Westar Energy (A)	23,944	638
WGL Holdings	15,515	642

		15,274

Total Common Stock (Cost $598,299) ($ Thousands)		576,972

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.0%
Callaway Golf (B)	2,800	272

Energy — 0.0%
GeoMet (B)	12,266	123

Financials — 0.1%
Grubb & Ellis *	7,900	297

Total Preferred Stock (Cost $1,148) ($ Thousands)		692

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.1%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (D) (H) (I)	$2,856	$114

Energy — 0.1%
Rentech
4.000%, 04/15/13	412	338

Financials — 0.0%
Grubb & Ellis
7.950%, 05/01/15 (B)	103	81

Total Convertible Bonds (Cost $768) ($ Thousands)		533

WARRANTS — 0.0%
Kulim, Expires 10/14/13 *	21,800	—

Magnum Hunter Resource, Expires 08/29/14 *	17,967	—

Rentech, Expires 04/25/12 *(C) (H) (I)	16,100	—

Sandstorm Gold, Expires 04/23/14 *	127,125	116

Total Warrants (Cost $0) ($ Thousands)		116

RIGHTS — 0.0%

Canada — 0.0%
Oilsands Quest, Expires 09/12/11	739,949	2

United States — 0.0%
Ligand Pharma, Expires 01/05/12	64,529	—

Total Rights (Cost $0) ($ Thousands)		2

AFFILIATED PARTNERSHIP — 29.5%
SEI Liquidity Fund, L.P. 0.120% † ** (G)	183,204,792	177,525

Total Affiliated Partnership (Cost $183,205) ($ Thousands)		177,525

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% † **	16,986,458	16,986

Total Cash Equivalent (Cost $16,986) ($ Thousands)		16,986

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills (E) (F)
0.063%, 12/15/11	$2,012	$2,012

Total U.S. Treasury Obligation (Cost $2,012) ($ Thousands)		2,012

Total Investments — 128.5% (Cost $802,418)($ Thousands) ††		$774,838

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	321	Sep-2011	$(1,435)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $602,813 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at August 31, 2011. The total value of securities on loan atAugust 31, 2011 was $181,966 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered restricted. The total value of such securities as of August 31, 2011 was $255 ($ Thousands) and represented 0.04% of Net Assets.

(D)	Security in default on interest payments.

(E)	The rate reported is the effective yield at time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2011 was $177,525 ($ Thousands)
(H)	Securities considered illiquid. The total value of such securities as of August 31, 2011 was $369 ($ Thousands) and represented 0.06% of Net Assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2011 was $369 ($ Thousands) and represented 0.06% of Net Assets.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $802,418 ($ Thousands), and the unrealized appreciation and depreciation were $54,707 ($ Thousands) and $(82,287) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

NY — New York

L.P. — Limited Partnership

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$576,712	$5	$255	$576,972
Preferred Stock	—	692	—	692
Convertible Bonds	—	419	114	533
Warrants	—	116	—	116
Rights	2	—	—	2
Affiliated Partnership	—	177,525	—	177,525
U.S. Treasury Obligation	—	2,012	—	2,012
Cash Equivalent	16,986	—	—	16,986

Total Investments in Securities	$593,700	$180,769	$369	$774,838

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(1,435)	$—	$—	$(1,435)

Total Other Financial Instruments	$(1,435)	$—	$—	$(1,435)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2011	$261	$114
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(6)	—
Net purchases/sales	—	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of August 31, 2011	$255	$114

Changes in unrealized gains/(losses) included in earnings related to securities still heldat reporting date

	$255	$114

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2011

Restricted Securities — At August 31, 2011, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2011 are as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Rentech	16,100	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset PP	122,200	8/6/07	8/6/07	729	110	0.02%
Value Creation	119,600	2/29/08	2/29/08	1,225	145	0.02%

				$1,954	$255	0.04%

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.1%

Consumer Discretionary — 12.3%
1-800-Flowers.com, Cl A *	1,659	$4
AFC Enterprises *	151,018	1,962
American Axle & Manufacturing Holdings *	50	1
American Eagle Outfitters	336,916	3,730
American Greetings, Cl A (A)	71,550	1,518
American Public Education * (A)	57,879	2,386
America’s Car-Mart *	1,000	30
Ameristar Casinos	37,208	695
ANN * (A)	52,529	1,238
Apollo Group, Cl A *	4,000	187
Archipelago Learning *	700	7
Arctic Cat *	68,000	1,066
Autoliv (A)	36,100	2,015
AutoZone *	715	219
Belo, Cl A	173,216	944
Big 5 Sporting Goods (A)	11,600	86
Big Lots *	64,400	2,183
Blue Nile * (A)	2,286	89
Bob Evans Farms	41,100	1,305
Body Central *	11,100	193
Brinker International (A)	56,300	1,271
Brown Shoe (A)	71,700	590
Brunswick (A)	120,160	1,909
Buffalo Wild Wings * (A)	63,250	3,898
Cabela’s * (A)	84,490	1,981
Callaway Golf (A)	187,406	1,053
Carter’s *	95,412	2,951
Casual Male Retail Group * (A)	100,200	418
Cato, Cl A	89,800	2,279
CEC Entertainment	61,180	1,900
Cheesecake Factory * (A)	82,720	2,271
Chico’s FAS	367,800	5,120
Childrens Place Retail Stores * (A)	91,839	3,942
Chipotle Mexican Grill, Cl A *	435	136
Cinemark Holdings	94,560	1,981
Columbia Sportswear (A)	35,050	1,847
Cooper Tire & Rubber	200,416	2,431
Core-Mark Holding *	23,450	833
Cracker Barrel Old Country Store	6,800	288
CROCS * (A)	144,750	3,960
Deckers Outdoor *	28,080	2,498
Destination Maternity	73,400	1,031
Dillard’s, Cl A (A)	67,000	3,101
Dollar Tree *	62,500	4,464
Domino’s Pizza *	2,948	82
Domino’s Pizza UK & IRL	384,158	3,152
DR Horton (A)	214,459	2,256
DSW, Cl A (A)	92,500	4,293
Dufry Group	8,908	944
Estacio Participacoes	153,915	1,763
Ethan Allen Interiors (A)	61,051	1,049
Expedia (A)	4,800	146
Express	170,040	3,246
Fossil *	2,130	206
GameStop, Cl A * (A)	38,200	914
Gannett (A)	188,305	2,175
Gap	116,389	1,923
Gaylord Entertainment * (A)	87,900	2,210
Genesco *	33,900	1,797
Genius Products *	1,970	4

Description	Shares	Market Value ($ Thousands)

GNC Holdings, Cl A * (A)	98,730	$2,389
Guess?	400	14
H&R Block	21,400	324
Hanesbrands *	158,230	4,519
Harley-Davidson	45,614	1,763
hhgregg * (A)	86,558	950
Hibbett Sports * (A)	80,314	3,008
HOT Topic	148,400	1,229
HSN	200	6
Hyatt Hotels, Cl A *	31,850	1,131
Iconix Brand Group *	103,905	2,034
International Game Technology	92,164	1,406
International Speedway, Cl A	39,723	999
Interpublic Group	251,780	2,173
Jones Group (A)	352,368	4,140
La-Z-Boy, Cl Z * (A)	19,400	171
Libbey *	52,400	679
Liberty Media - Capital, Ser A *	315	22
Life Time Fitness * (A)	77,714	2,980
Limited Brands	150	6
Lincoln Educational Services (A)	45,600	448
LKQ *	883	22
Lululemon Athletica * (A)	40,000	2,189
Lumber Liquidators Holdings * (A)	113,030	1,711
Maidenform Brands *	154,969	3,939
MDC Partners, Cl A (A )	43,700	697
Men’s Wearhouse	81,976	2,370
Meredith (A)	31,020	800
Monro Muffler (A)	29,568	1,169
National CineMedia	284,106	4,026
New Frontier Media *	50,800	63
Newell Rubbermaid	211,908	2,933
O’Reilly Automotive * (A)	68,600	4,451
Overstock.com *	555	6
Penn National Gaming *	80,759	3,215
Penske Auto Group (A)	30,800	562
PEP Boys-Manny Moe & Jack (A)	102,934	1,017
PetMed Express (A)	102,800	1,041
Pinnacle Entertainment * (A)	87,755	1,204
Polaris Industries	35,027	3,849
Pool (A)	9,400	244
PVH	100	7
RadioShack (A)	65,700	855
ReachLocal * (A)	72,050	1,048
Regis (A)	209,845	3,099
Rent-A-Center, Cl A	30,500	859
Royal Caribbean Cruises (A)	69,508	1,804
Ruby Tuesday * (A)	206,706	1,722
Rue21 * (A)	61,045	1,530
Ryland Group (A)	233,871	2,727
Scholastic (A)	45,700	1,269
Scientific Games, Cl A *	101,557	896
Shutterfly *	124,445	6,678
Sinclair Broadcast Group, Cl A	93,100	727
Sirius XM Radio * (A)	2,650	5
Skechers U.S.A., Cl A * (A)	78,200	1,261
Stage Stores	71,200	1,163
Starwood Hotels & Resorts Worldwide	1,600	71
Steiner Leisure *	23,800	949
Steven Madden * (A)	58,683	2,120
Stoneridge *	61,158	487
Sturm Ruger	500	17
Systemax *	100	1

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Tempur-Pedic International *	158,859	$9,252
Tenneco *	63,173	2,073
Tesla Motors * (A)	130,950	3,240
Texas Roadhouse, Cl A (A)	384,790	5,502
Tractor Supply	1,300	80
True Religion Apparel *	1,600	49
TRW Automotive Holdings *	102,284	4,264
Tupperware Brands	66,800	4,442
Ulta Salon Cosmetics & Fragrance *	50,850	3,004
Under Armour, Cl A * (A)	23,480	1,664
Urban Outfitters *	52,150	1,365
Warnaco Group *	830	44
Weight Watchers International	72,392	4,381
Whirlpool (A)	41,100	2,577
Whistler Blackcomb Holdings	65,700	654
WMS Industries *	161,810	3,531
Wolverine World Wide	119,955	4,368
Wyndham Worldwide	119,060	3,867

		247,722

Consumer Staples — 3.3%
Alliance One International *	18,600	59
Cal-Maine Foods (A)	31,900	1,036
Casey’s General Stores (A)	141,694	6,376
Central Garden and Pet, Cl A *	66,227	521
Central Garden and Pet *	73,524	577
Chiquita Brands International * (A)	125,600	1,295
Coca-Cola Enterprises	4,905	135
Constellation Brands, Cl A *	120,469	2,382
Corn Products International	49,441	2,312
Cosan Industria e Comercio (Brazil)	63,800	952
Dean Foods *	3,050	26
Diamond Foods (A)	70,212	5,537
Dole Food * (A)	99,809	1,125
Energizer Holdings *	1,135	86
Fresh Del Monte Produce	57,800	1,396
Fresh Market * (A)	57,910	2,236
Green Mountain Coffee Roasters * (A)	86,307	9,040
Hain Celestial Group * (A)	60,896	1,926
Hansen Natural *	2,170	185
Herbalife	75,450	4,210
J&J Snack Foods	18,265	924
Kroger	93,171	2,195
Lorillard	315	35
Mead Johnson Nutrition, Cl A	1,950	139
Molson Coors Brewing, Cl B	57,580	2,519
Nash Finch	52	2
Omega Protein *	90,700	1,096
Pantry *	157,313	1,966
Prestige Brands Holdings * (A)	118,868	1,280
Ruddick	406	17
Safeway	60,600	1,111
Sanderson Farms (A)	22,673	889
Snyders-Lance (A)	72,861	1,622
Spartan Stores (A)	85,781	1,384
Spectrum Brands Holdings *	15,100	404
SUPERVALU (A)	94,000	749
Susser Holdings *	100	2
Sysco	72,101	2,014
TreeHouse Foods * (A)	38,177	2,091

Description	Shares	Market Value ($ Thousands)

United Natural Foods *	102,400	$4,165
Viterra, Cl Common Subscription Recei	76,700	817
Weis Markets	17,700	692
Whole Foods Market	300	20

		67,545

Energy — 6.3%
Alberta Oilsands *	1,600,500	327
Approach Resources * (A)	26,600	494
Atwood Oceanics * (A)	97,000	4,083
Basic Energy Services *	64,274	1,405
Berry Petroleum, Cl A (A)	169,605	8,316
Bill Barrett *	10,475	502
BPZ Resources * (A)	341,100	1,252
C&J Energy Services * (A)	6,335	166
Callon Petroleum *	4,300	25
CARBO Ceramics	580	93
Carrizo Oil & Gas * (A)	76,675	2,302
Clayton Williams Energy * (A)	15,500	879
Cloud Peak Energy * (A)	54,300	1,086
Complete Production Services * (A)	179,774	5,224
Comstock Resources * (A)	171,009	3,480
Core Laboratories (A)	24,156	2,695
Crosstex Energy (A)	1,062	12
CVR Energy *	1,150	33
Dresser-Rand Group * (A)	125,802	5,340
Dril-Quip *	62,400	4,037
Endeavour International *	12,675	125
Energen	41,567	2,041
Energy Partners *	18,800	250
Energy XXI Bermuda *	2,289	61
EQT	34,177	2,045
GeoMet * (A)	106,800	96
Georesources * (A)	39,575	922
Global Geophysical Services *	4,700	57
Goodrich Petroleum * (A)	351,516	5,631
Gulfmark Offshore, Cl A *	77,630	3,067
Gulfport Energy *	50,679	1,465
Hallador Energy	100	1
HollyFrontier	3,338	240
Hornbeck Offshore Services * (A)	55,410	1,351
ION Geophysical * (A)	278,510	1,969
James River Coal * (A)	131,650	1,424
Karoon Gas Australia *	123,183	447
Key Energy Services *	307,726	4,428
Kinder Morgan Escrow *	58,118	—
Kodiak Oil & Gas * (A)	358,168	2,149
Magnum Hunter Resources * (A)	187,175	840
Matrix Service *	40,700	442
Murphy Oil	37,682	2,019
Nabors Industries *	96,150	1,773
Newfield Exploration *	39,915	2,038
Newpark Resources * (A)	24,100	200
Northern Oil And Gas * (A)	91,280	1,864
Oil States International *	235	16
Oilsands Quest * (A)	2,380,424	524
Penn Virginia (A)	66,400	542
Petroquest Energy *	2,150	16
Pioneer Drilling *	125,970	1,592
Pioneer Natural Resources (A)	24,307	1,900
Porto Energy *	1,290,000	660
Quicksilver Resources * (A)	295,172	2,813

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Range Resources (A)	34,772	$2,252
Rosetta Resources * (A)	75,207	3,456
Scorpio Tankers * (A)	305,722	2,097
StealthGas *	36,000	154
Swift Energy * (A)	135,274	4,173
Targa Resources (A)	104,483	3,118
Tesco (A)	54,624	912
Tesoro * (A)	86,700	2,086
Tidewater (A)	52,010	2,788
Triangle Petroleum *	179,600	982
Ultra Petroleum * (A)	56,048	1,878
USEC * (A)	61,099	133
Vaalco Energy *	7,000	45
Vantage Drilling * (A)	695,600	1,064
Venoco *	600	7
W&T Offshore (A)	100,450	2,122
Warren Resources *	291,800	986
Western Refining * (A)	115,650	2,017
Whiting Petroleum *	71,900	3,387
World Fuel Services (A)	145,219	5,393

		125,809

Financials — 19.5%
1st Source	800	18
Advance America Cash Advance Centers	104,300	872
Allied World Assurance Holdings	19,500	1,012
Alterra Capital Holdings (A)	20,900	426
American Campus Communities ‡	6,100	238
American Capital *	6,937	60
American Capital Agency ‡	22,300	636
American Equity Investment Life Holding (A)	4,700	47
American Financial Group	166,936	5,556
Ameriprise Financial	78,774	3,600
Ameris Bancorp	1,600	15
Annaly Capital Management ‡	65,700	1,191
Anworth Mortgage Asset ‡ (A)	119,900	862
Apartment Investment & Management, Cl A ‡	124,908	3,319
Arch Capital Group *	125,425	4,224
Ares Capital	8,677	132
Aspen Insurance Holdings	42,000	1,008
Associated Banc (A)	36,500	402
Astoria Financial	1,287	13
AvalonBay Communities ‡ (A)	35,663	4,864
Banco Latinoamericano de Comercio Exterior, Cl E	80,200	1,340
Bancorpsouth (A)	249,935	2,822
Bank of Marin Bancorp	237	8
BankUnited (A)	104,704	2,455
Berkshire Hills Bancorp (A)	55,110	1,187
BGC Partners, Cl A (A)	253,940	1,668
BioMed Realty Trust ‡ (A)	202,155	3,697
BofI Holding *	100	1
Boston Private Financial Holdings (A)	258,239	1,609
Boston Properties ‡ (A)	17,250	1,799
Brandywine Realty Trust ‡	239,195	2,378
Brasil Brokers Participacoes	143,900	677
BRE Properties ‡ (A)	52,900	2,659
Bridge Bancorp	500	10
Calamos Asset Management, Cl A	72	1
Campus Crest Communities ‡	80,100	947

Description	Shares	Market Value ($ Thousands)

CapLease ‡	210,800	$841
Capstead Mortgage ‡	77,226	1,028
Cardinal Financial	83,237	817
Cash Store Financial Services	73,918	749
CB Richard Ellis Group, Cl A *	1,550	24
CBL & Associates Properties ‡ (A)	242,039	3,560
CBOE Holdings	2,000	51
Chatham Lodging Trust ‡	18,400	185
Chemical Financial	1,292	22
Chimera Investment ‡	245,200	743
City National	250	11
CNA Financial	54,600	1,333
CNO Financial Group *	304,332	1,957
CoBiz Financial (A)	194,778	1,112
Colonial Properties Trust ‡	107,050	2,250
Comerica	103,518	2,649
Commerce Bancshares	1	—
CommonWealth ‡	152,825	3,142
Community Trust Bancorp	6,200	157
CompuCredit Holdings *	100	—
Corporate Office Properties Trust ‡	23,050	617
Cowen Group, Cl A * (A)	265,600	924
Credit Acceptance *	23,960	1,652
CreXus Investment ‡	145,000	1,356
Cullen/Frost Bankers	750	38
CVB Financial (A)	147,744	1,288
Delphi Financial Group, Cl A	25,500	617
Developers Diversified Realty ‡ (A)	163,703	2,028
DFC Global * (A)	55,100	1,216
DiamondRock Hospitality ‡ (A)	308,725	2,390
Digital Realty Trust ‡ (A)	38,784	2,317
Dime Community Bancshares	50,900	614
Duff & Phelps, Cl A	51,355	583
DuPont Fabros Technology ‡ (A)	58,495	1,354
Eagle Bancorp * (A)	104,065	1,289
East West Bancorp	82,250	1,373
Eaton Vance (A)	89,754	2,191
Education Realty Trust ‡	526,924	4,742
Employers Holdings	146,939	1,797
Encore Bancshares * (A)	32,000	355
Encore Capital Group *	62,065	1,469
Endurance Specialty Holdings	93,128	3,368
Epoch Holding	131,481	1,956
Equity Lifestyle Properties ‡	400	28
Equity One ‡ (A)	92,857	1,672
Equity Residential ‡	93,700	5,733
ESSA Bancorp (A)	18,100	205
Essex Property Trust ‡ (A)	26,039	3,738
Everest Re Group	22,700	1,832
Excel Trust ‡ (A)	127,866	1,377
Extra Space Storage ‡	67,300	1,447
FBL Financial Group, Cl A	50	1
FBR Capital Markets *	182,500	465
Federal Realty Investment Trust ‡	30,861	2,794
Federated Investors, Cl B (A)	176,046	3,118
Fifth Third Bancorp	310,269	3,295
Financial Engines * (A)	120,034	2,674
First Financial	500	15
First Financial Bancorp (A)	184,111	2,940
First Horizon National (A)	211,334	1,488
First Midwest Bancorp	205,745	1,806
First Potomac Realty Trust ‡	76,009	984
FirstMerit (A)	177,329	2,210

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Flushing Financial	143,700	$1,650
Gain Capital Holdings *	207,500	1,193
General Growth Properties ‡	105,170	1,435
General Shopping Brasil (Brazil) *	57,200	410
GFI Group	157,800	690
Gladstone Commercial ‡	53,000	877
Global Indemnity, Cl A *	32,700	605
Gluskin Sheff + Associates	122,933	2,233
Government Properties Income Trust ‡	18,100	424
Great American Group *	115,000	15
Greenhill (A)	41,725	1,483
Hancock Holding (A)	206,629	6,453
Hanover Insurance Group	100,299	3,563
Hatteras Financial ‡	1,600	44
HCP ‡	156,300	5,827
Health Care REIT ‡ (A)	84,001	4,281
Hercules Technology Growth Capital (A)	15,253	145
Highwoods Properties ‡ (A)	91,158	2,986
Home Bancshares	28,900	679
Horace Mann Educators	160,615	2,139
Hospitality Properties Trust ‡	118,350	2,779
Host Hotels & Resorts ‡	367,077	4,343
Hudson City Bancorp	176,975	1,099
Hudson Valley Holding	45,048	874
Huntington Bancshares	721,496	3,629
Iberiabank (A)	29,490	1,420
Infinity Property & Casualty (A)	37,189	1,898
Inland Real Estate ‡ (A)	233,546	1,894
Interactive Brokers Group, Cl A	950	14
International Bancshares (A)	47,046	736
Janus Capital Group	177,372	1,295
Jones Lang LaSalle	17,145	1,147
Justice Holdings *	133,845	2,092
Kemper	51,000	1,308
Kennedy-Wilson Holdings (A)	28,800	334
Keycorp	259,922	1,726
Knight Capital Group, Cl A *	211,260	2,727
Lakeland Financial	2,600	57
LaSalle Hotel Properties ‡	55,075	1,035
Lexington Realty Trust ‡ (A)	508,496	3,753
Liberty Property Trust ‡ (A)	130,968	4,445
LPL Investment Holdings * (A)	101,365	2,950
LTC Properties ‡	937	25
Macerich ‡ (A)	36,648	1,797
Mack-Cali Realty ‡	71,100	2,215
Maiden Holdings	93,600	798
MarketAxess Holdings	183,517	5,410
MB Financial	34,120	556
Meadowbrook Insurance Group (A)	348,960	3,273
Medical Properties Trust ‡ (A)	88,200	943
MF Global Holdings *	4,132	23
MFA Mortgage Investments ‡	577,634	4,326
MGIC Investment *	23,400	61
Mid-America Apartment Communities ‡ (A)	49,805	3,560
Montpelier Re Holdings	75,900	1,304
Moody’s (A)	115,150	3,550
MSCI, Cl A *	153,038	5,291
NASDAQ OMX Group *	100	2
National Bankshares	300	8
National Financial Partners * (A)	83,645	1,069

Description	Shares	Market Value ($ Thousands)

National Penn Bancshares	557,992	$4,045
National Retail Properties ‡ (A)	53,880	1,469
Nelnet, Cl A	101,300	1,945
Netspend Holdings * (A)	172,572	1,022
Northwest Bancshares (A)	95,100	1,134
Ocwen Financial *	47,800	660
Old National Bancorp	130,025	1,276
Oppenheimer Holdings, Cl A	3	—
Oriental Financial Group	50,000	553
PacWest Bancorp (A)	86,865	1,394
PartnerRe	44,390	2,530
Pennsylvania Real Estate Investment Trust ‡	44,700	461
People’s United Financial	2,375	28
Piedmont Office Realty Trust, Cl A ‡ (A)	56,350	1,065
Platinum Underwriters Holdings	102,220	3,220
Plum Creek Timber ‡	100	4
Popular *	4,950	10
Post Properties ‡	56,294	2,353
PrivateBancorp, Cl A	40,934	364
ProAssurance *	71,562	5,193
ProLogis ‡ (A)	135,859	3,699
Prosperity Bancshares (A)	36,270	1,373
Protective Life	5,329	101
Public Storage ‡	22,128	2,738
Pzena Investment Management, Cl A	100	—
Radian Group (A)	34,500	115
RAIT Financial Trust ‡ (A)	22,999	89
Redwood Trust ‡	2,280	29
Regency Centers ‡ (A)	54,850	2,263
Regions Financial	349,200	1,585
Reinsurance Group of America, Cl A	89,727	4,789
Renasant (A)	23,400	324
Republic Bancorp, Cl A	37,026	659
S&T Bancorp	1,100	20
Safeguard Scientifics *	93,490	1,500
Sandy Spring Bancorp	73,514	1,202
SCBT Financial	16,100	452
Senior Housing Properties Trust ‡	1,800	43
Signature Bank NY * (A)	60,792	3,381
Simmons First National, Cl A	14,300	329
Simon Property Group ‡ (A)	45,979	5,403
SL Green Realty ‡ (A)	43,650	3,153
Southside Bancshares (A)	36,120	718
Sovran Self Storage ‡	1,350	55
StanCorp Financial Group (A)	36,700	1,121
Starwood Property Trust ‡	14,100	261
Summit Hotel Properties ‡	123,800	1,025
Sunstone Hotel Investors ‡ *	311,052	1,879
Susquehanna Bancshares (A)	276,723	1,857
SVB Financial Group * (A)	140,324	6,466
Synovus Financial (A)	1,407,629	2,041
Taubman Centers ‡	3,038	175
TCF Financial (A)	353,371	3,689
TFS Financial *	4,000	35
THL Credit	29,500	347
Titanium Asset Management * (C) (G) (H)	105,000	95
Titanium Asset Management *	42,000	21
Tower Group (A)	45,400	1,090
Trustco Bank	6,271	29

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Trustmark (A)	64,714	$1,391
UDR ‡	111,240	2,971
United Financial Bancorp	15,000	231
Unum Group	218,994	5,155
Uranium Participation *	122,500	752
U-Store-It Trust ‡	177,833	1,910
Validus Holdings	58,800	1,518
Value Creation * (C) (G) (H)	85,600	104
Ventas ‡ (A)	72,943	3,901
ViewPoint Financial Group	44,300	532
Virginia Commerce Bancorp *	3,800	22
Waddell & Reed Financial, Cl A	69,454	2,168
Washington Federal	3,900	59
Washington Real Estate Investment Trust ‡ (A)	20,100	622
Webster Financial	64,975	1,176
WesBanco	53,800	1,043
West Bancorporation	800	7
Westamerica Bancorporation	93	4
Western Alliance Bancorp *	518,833	3,160
Willis Group Holdings (A)	64,900	2,540
Winthrop Realty Trust ‡	63,200	646
Wintrust Financial (A)	109,560	3,460
WisdomTree Investments *	199,950	1,806
World Acceptance * (A)	35,879	2,337
WR Berkley	110,560	3,415
WSFS Financial	39,716	1,390
Zions Bancorporation (A)	523,222	9,125

		392,960

Health Care — 12.0%
Abaxis * (A)	49,331	1,227
Acadia Pharmaceuticals *	346,800	472
Accuray *	41,100	203
Alere * (A)	20,500	512
Alexion Pharmaceuticals * (A)	80,950	4,691
Align Technology * (A)	124,424	2,376
Allscripts Healthcare Solutions *	93,930	1,687
AMERIGROUP * (A)	22,376	1,107
AmerisourceBergen	45,066	1,784
AMN Healthcare Services *	44,700	246
Amsurg, Cl A *	106,065	2,400
Analogic	405	20
Ardea Biosciences *	48,727	791
Arena Pharmaceuticals * (A)	605,045	787
Ariad Pharmaceuticals * (A)	131,483	1,294
Assisted Living Concepts, Cl A	2,700	36
athenahealth * (A)	51,466	2,985
BioMarin Pharmaceutical *	23,685	701
Brookdale Senior Living, Cl A *	1,200	19
Bruker *	5,850	83
CareFusion *	140,350	3,594
Catalyst Health Solutions *	129,394	6,951
Centene *	1,450	46
Cepheid *	50	2
Charles River Laboratories International *	255	8
Chemed	1,427	83
Community Health Systems *	2,300	47
Conmed *	41,505	973
Cooper (A)	102,918	7,747
Corvel *	62	3
Covance * (A)	72,850	3,610
Coventry Health Care *	197,050	6,479

Description	Shares	Market Value ($ Thousands)

CryoLife *	1,300	$7
Cubist Pharmaceuticals * (A)	80,937	2,808
Cyberonics *	144,500	4,076
Durect *	370,009	618
Emergent Biosolutions *	101,165	1,828
Endo Pharmaceuticals Holdings * (A)	80,200	2,559
Ensign Group (A)	68,500	1,598
eResearch Technology *	94,000	490
Exelixis * (A)	138,570	1,037
Forest Laboratories *	33,700	1,154
Gen-Probe *	155,804	9,344
Gentiva Health Services *	100	1
Greatbatch *	43,245	966
Hansen Medical * (A)	322,275	1,215
HCA Holdings *	76,503	1,532
Health Management Associates, Cl A *	305,879	2,514
Health Net *	109,131	2,694
Healthsouth *	183,963	3,935
Healthspring *	550	22
HeartWare International * (A)	48,399	3,040
Hill-Rom Holdings	2,250	68
Hologic *	128,758	2,143
Humana	24,900	1,933
ICU Medical * (A)	30,500	1,257
Idexx Laboratories * (A)	21,730	1,734
Immunogen * (A)	208,848	2,268
Incyte * (A)	253,475	4,073
Insulet * (A)	134,720	2,355
Invacare (A)	110,356	2,772
Ironwood Pharmaceuticals, Cl A * (A)	129,320	1,647
Jazz Pharmaceuticals *	888	38
Kensey Nash *	4,800	132
Kindred Healthcare * (A)	28,900	374
Kinetic Concepts *	17,050	1,152
LHC Group *	38,100	761
LifePoint Hospitals *	102,074	3,746
Magellan Health Services *	96,573	4,816
MAKO Surgical * (A)	27,400	984
Masimo (A)	243,868	6,016
Medical Action Industries *	70,700	439
Medicines *	70,900	1,034
Medicis Pharmaceutical, Cl A	75,077	2,920
Mednax *	31,570	2,062
Meridian Bioscience	1,150	21
Metropolitan Health Networks *	197,591	1,014
Mettler Toledo International *	9,087	1,447
Momenta Pharmaceuticals *	500	8
MWI Veterinary Supply *	26,850	1,987
Myriad Genetics *	64,800	1,285
Natus Medical *	33,700	353
Neurocrine Biosciences *	2,406	15
NuVasive * (A)	240,832	5,835
NxStage Medical *	48,225	887
Omnicare (A)	96,833	2,877
Onyx Pharmaceuticals *	49,060	1,669
Orthofix International *	44,380	1,627
Owens & Minor (A)	1,550	46
Par Pharmaceutical *	137,889	4,099
Parexel International *	111,898	2,280
Patterson (A)	71,633	2,093
PDL BioPharma (A)	128,300	784

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Pharmaceutical Product Development	114,800	$3,614
Pharmasset *	485	64
PharMerica *	112,002	1,650
Providence Service *	74,517	793
PSS World Medical * (A)	174,643	4,118
Quest Diagnostics	46,478	2,327
Questcor Pharmaceuticals * (A)	71,900	2,161
Regeneron Pharmaceuticals *	1,400	83
Rigel Pharmaceuticals * (A)	127,500	1,005
Salix Pharmaceuticals *	224,375	6,832
Sciclone Pharmaceuticals * (A)	189,221	885
Seattle Genetics * (A)	206,641	3,593
Select Medical Holdings *	3,407	25
Sirona Dental Systems *	79,100	3,691
Skilled Healthcare Group, Cl A *	98,400	534
STERIS	119,778	3,854
SXC Health Solutions *	63,080	3,450
Symmetry Medical *	41,800	348
Team Health Holdings *	2,884	54
Techne	37,824	2,741
Teleflex (A)	90,229	5,190
Tornier BV *	83,776	1,960
Triple-S Management, Cl B *	200	4
United Therapeutics *	850	37
Varian Medical Systems *	77,332	4,405
Vertex Pharmaceuticals * (A)	2,000	90
Viropharma *	450	9
Volcano * (A)	215,463	6,453
Waters *	70	6
WellCare Health Plans *	98,339	4,507
WuXi PharmaTech Cayman ADR *	106,100	1,455
Zoll Medical *	76,979	3,439

		236,830

Industrials — 15.0%
AAR (A)	49,043	1,157
ABM Industries	18,900	386
Acacia Research - Acacia Technologies *	15	1
ACCO Brands *	85,715	585
Actuant, Cl A (A)	163,256	3,278
Advisory Board * (A)	83,290	5,179
Aecom Technology *	85,140	1,935
Aegean Marine Petroleum Network (A)	111,300	620
AerCap Holdings *	337,843	3,753
AGCO *	148,800	6,375
Air Transport Services Group *	28,500	154
Aircastle (A)	96,500	1,136
Alaska Air Group *	2,900	168
Albany International, Cl A	37,850	823
Alliant Techsystems	1,273	81
Altra Holdings *	684	11
Amerco *	15,600	1,144
American Reprographics *	200	1
American Science & Engineering	210	14
AO Smith	34,216	1,344
Applied Industrial Technologies	33,000	1,011
Avery Dennison	76,716	2,233
BE Aerospace *	245,930	8,566
Beacon Roofing Supply *	85,339	1,584
Belden	85,086	2,596

Description	Shares	Market Value ($ Thousands)

Blount International *	1,352	$21
Brady, Cl A	79,326	2,181
Briggs & Stratton (A)	44,577	720
Brink’s	500	13
Carlisle	28,700	1,125
Cascade	100	4
Celadon Group	101,243	1,187
Ceradyne * (A)	18,374	576
Chart Industries *	75,600	3,575
Chicago Bridge & Iron	250	9
Cintas (A)	73,858	2,362
Clean Harbors * (A)	24,027	1,294
Coleman Cable *	335	4
Columbus McKinnon *	54,300	783
Commercial Vehicle Group *	47,100	339
Consolidated Graphics *	63,732	2,459
Con-way	23,460	600
Copa Holdings, Cl A	75,698	5,232
Copart *	61,960	2,667
Corrections Corp of America *	215,126	4,881
CoStar Group * (A)	84,259	4,312
Courier (A)	32,275	239
Crane	94,942	4,011
Cubic	23,531	987
Curtiss-Wright	91,999	2,833
Deluxe	87,800	1,943
DigitalGlobe *	148,610	3,367
Dover	39,386	2,265
DXP Enterprises *	50	1
Dycom Industries *	138,958	2,533
Dynamic Materials	85,969	1,738
EMCOR Group	200,316	4,589
EnPro Industries * (A)	43,700	1,696
ESCO Technologies	50,025	1,544
Flow International *	35,500	91
Flowserve	24,217	2,285
Fluor	39,663	2,408
Force Protection *	215,800	883
FreightCar America *	73,175	1,340
FTI Consulting * (A)	43,425	1,580
G&K Services, Cl A	116,299	3,282
GATX	700	25
General Cable *	36,225	1,092
Geo Group *	251,877	5,408
Global Power Equipment Group * (A)	15,100	368
Gorman-Rupp	111	3
Graco	850	34
GrafTech International * (A)	12,500	196
Great Lakes Dredge & Dock	108,300	530
H&E Equipment Services * (A)	88,500	905
Hawaiian Holdings * (A)	233,985	978
Heico, Cl A	89,800	3,472
Heico	250	14
Hexcel *	75,690	1,738
Higher One Holdings *	200	3
Horizon Lines, Cl A (A)	174,669	96
Huntington Ingalls Industries *	2,800	84
Huron Consulting Group *	30,975	985
ICF International *	18,050	409
IDEX	30,264	1,125
Innerworkings * (A)	273,535	2,073
Insituform Technologies, Cl A *	150	3
Insperity	100	3

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Interface, Cl A	210,410	$3,173
Iron Mountain (A)	102,119	3,323
JB Hunt Transport Services (A)	55,875	2,246
John Bean Technologies	15,015	237
Joy Global	24,582	2,051
Kadant *	81,997	1,911
Kaman	604	21
Kansas City Southern *	70,200	3,802
KAR Auction Services *	692	10
Kaydon (A)	118,410	3,981
Kelly Services, Cl A	400	6
Kennametal	104,000	3,833
Kirby *	19,000	1,046
Korn/Ferry International * (A)	450	7
Kratos Defense & Security Solutions * (A)	117,726	1,114
Landstar System	104,285	4,222
LB Foster, Cl A	8,095	198
Lincoln Electric Holdings	1,768	60
Localiza Rent a Car	93,130	1,599
Lydall *	48,100	525
M&F Worldwide *	250	5
Marten Transport	41,845	769
MasTec *	1,000	22
Meritor * (A)	88,564	748
Metalico * (A)	1,150	5
Michael Baker *	45,600	1,028
Mine Safety Appliances	1,850	57
Mistras Group *	101	2
Mobile Mini *	100,676	1,918
Moog, Cl A *	77,455	3,089
MSC Industrial Direct, Cl A	76,966	4,747
Mueller Industries	743	35
Mueller Water Products, Cl A (A)	299,700	695
Navigant Consulting *	81,400	772
Navistar International *	25,600	1,060
NN *	85,100	655
Nordson	1,150	51
Northwest Pipe *	23,370	637
Old Dominion Freight Line * (A)	247,819	7,960
Orion Marine Group *	329,242	2,117
Oshkosh Truck *	51,500	1,016
Owens Corning *	98,481	2,862
Pitney Bowes (A)	80,878	1,643
Polypore International *	47,350	2,920
Quanex Building Products (A)	55,340	714
Regal-Beloit	700	41
Republic Services, Cl A	107,329	3,259
Resources Connection	201,567	2,108
Ritchie Bros Auctioneers (A)	187,837	4,318
Robbins & Myers	27,840	1,338
Roper Industries	94,435	7,267
RSC Holdings * (A)	78,600	626
Rush Enterprises, Cl A *	550	10
Rush Enterprises, Cl B *	77,389	1,197
Ryder System	17,100	805
School Specialty * (A)	110,686	1,053
SeaCube Container Leasing	80,100	1,064
Sensata Technologies Holding * (A)	219,129	7,109
Skywest	49,700	634
Spirit Aerosystems Holdings, Cl A *	183,472	3,079
Spirit Airlines *	94,900	1,146

Description	Shares	Market Value ($ Thousands)

Standard Parking *	98,256	$1,599
Standex International	31,600	920
Sun Hydraulics	325	10
SYKES Enterprises *	146,467	2,292
TAL International Group (A)	104,885	3,064
Teledyne Technologies *	90,357	4,932
Tennant	249	11
Terex *	70,667	1,140
Tetra Tech *	78,065	1,554
Textainer Group Holdings (A)	41,900	993
Titan International	750	16
Titan Machinery * (A)	1,820	48
Towers Watson, Cl A	78,800	4,648
TransDigm Group *	58,052	5,333
Trex * (A)	84,353	1,539
Trinity Industries	92,157	2,540
Triumph Group (A)	27,092	1,419
TrueBlue *	62,785	882
Tutor Perini	104,300	1,464
United Rentals * (A)	187,915	3,134
United Stationers (A)	69,900	2,205
URS *	70,200	2,462
US Airways Group * (A)	92,000	514
US Ecology	48	1
Verisk Analytics, Cl A *	1,750	61
Vitran, Cl A *	127,675	793
Wabash National * (A)	747,323	4,252
Wabtec	47,759	2,908
Watsco	1,450	87
Watts Water Technologies, Cl A (A)	39,614	1,122
Werner Enterprises (A)	67,490	1,571
WESCO International * (A)	96,176	4,144
Woodward Governor	200	7
Zipcar * (A)	1,000	21

		299,270

Information Technology — 15.0%
Acme Packet *	91,075	4,289
Adobe Systems *	93,254	2,354
ADTRAN	32,550	1,011
Aeroflex Holding *	79,800	701
Analog Devices	63,988	2,113
Ancestry.com * (A)	98,288	3,510
Anixter International	513	30
Ansys *	80,250	4,332
Applied Micro Circuits * (A)	236,010	1,343
Ariba *	100,190	2,718
Arris Group *	97,800	1,068
Aruba Networks * (A)	134,270	2,864
Aspen Technology *	5,350	90
Atmel *	387,900	3,534
Avid Technology *	85,044	837
Avnet *	34,300	900
AVX	1,250	16
Benchmark Electronics *	212,325	2,877
Black Box (A)	24,000	593
Blackbaud	1,090	27
Blackboard * (A)	104,593	4,415
Blue Coat Systems *	23,178	340
Booz Allen Hamilton Holding, Cl A *	10,454	168
Brightpoint *	13,635	130
BroadSoft * (A)	195,960	5,928

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Brocade Communications Systems *	948,384	$3,670
CACI International, Cl A * (A)	20,330	1,119
Cadence Design Systems * (A)	482,090	4,455
Cardtronics *	169,451	4,196
Cavium * (A)	47,975	1,544
CDC Software ADR * (A)	97,300	369
Ceva *	109,735	2,919
Checkpoint Systems *	1,222	19
Ciber *	218,400	716
Ciena * (A)	134,230	1,643
Coherent *	48,300	2,135
CommVault Systems *	8,375	284
Computer Sciences	33,500	1,027
Comtech Telecommunications (A)	64,418	1,793
Comverse Technology *	120,200	829
Concur Technologies * (A)	70,365	2,943
Constant Contact * (A)	170,729	3,266
Convergys * (A)	118,100	1,258
CSG Systems International *	669	9
CTS	66,600	639
Cymer * (A)	23,965	970
Cypress Semiconductor (A)	74,420	1,179
Daktronics	1,450	14
Demand Media * (A)	82,830	717
Dice Holdings * (A)	195,560	1,973
Diebold (A)	51,030	1,462
Digi International *	25,800	324
Digital River * (A)	161,282	3,245
DST Systems	1,450	68
DTS * (A)	133,550	4,103
Earthlink (A)	193,700	1,430
Echo Global Logistics *	464	6
Electronics for Imaging *	1,803	26
Emulex *	335,137	2,309
Euronet Worldwide *	252,744	4,112
F5 Networks *	47,618	3,887
Fabrinet *	70,600	1,164
Factset Research Systems (A)	14,379	1,264
Fairchild Semiconductor International, Cl A *	316,658	4,199
Finisar * (A)	53,230	983
Forrester Research	85,050	2,866
Fortinet *	2,692	51
Gartner *	81,719	2,911
Global Payments	93,990	4,308
GT Advanced Technologies * (A)	234,000	2,857
Hackett Group *	149,100	565
Harris (A)	72,300	2,917
IAC * (A)	89,990	3,557
iGate	350	4
Imation * (A)	41,300	287
Ingram Micro, Cl A *	193,986	3,461
Inphi * (A)	256,085	2,059
Insight Enterprises *	74,205	1,397
Integrated Device Technology * (A)	465,619	2,635
Intermec *	173,168	1,276
International Rectifier *	68,873	1,570
Intersil, Cl A	1,990	22
Itron *	1,215	48
Ixia * (A)	116,100	997
j2 Global Communications (A)	53,510	1,710
Jabil Circuit	221,990	3,741

Description	Shares	Market Value ($ Thousands)

Jack Henry & Associates	97,819	$2,860
JDA Software Group *	107,077	2,828
KIT Digital * (A)	118,331	1,310
Kla-Tencor	27,500	1,009
Lexmark International, Cl A *	49,400	1,579
Liquidity Services *	25,300	607
Littelfuse	22,037	1,022
LivePerson * (A)	142,484	1,674
LogMeIn *	37,800	1,181
LSI *	374,300	2,549
Magma Design Automation *	27,654	141
Measurement Specialties *	87,431	2,730
Mellanox Technologies *	9,700	286
Micros Systems *	3,800	181
Microsemi *	71,250	1,106
MicroStrategy, Cl A * (A)	20,680	2,541
Mindspeed Technologies * (A)	173,980	1,009
Mitel Networks *	305,409	1,042
Molex (A)	106,006	2,316
Monolithic Power Systems *	65,238	824
Move *	5,374	10
MTS Systems	655	24
National Instruments	506	13
Netgear *	36,300	1,010
Netlogic Microsystems * (A)	144,505	4,338
NetSuite *	50	2
Omnivision Technologies *	450	8
ON Semiconductor *	314,763	2,288
OpenTable * (A)	1,275	78
OSI Systems *	20,000	778
Parametric Technology *	234,650	4,224
Park Electrochemical	43,500	1,077
Parkervision * (A)	403,685	355
Pegasystems (A)	96,065	3,882
Plantronics	8,800	282
Plexus *	70,322	1,869
PMC - Sierra *	159,000	968
Polycom *	118,290	2,815
Power Integrations (A)	117,450	3,775
Pulse Electronics (A)	43,000	145
QLIK Technologies * (A)	126,820	3,219
QLogic *	450	6
Quest Software *	96,973	1,671
RealD * (A)	312,407	4,389
RealPage * (A)	195,257	4,065
Responsys *	71,250	1,037
RF Micro Devices *	475,608	2,954
Riverbed Technology *	79,400	1,968
Rosetta Stone * (A)	120,970	1,627
Saba Software *	26,800	187
SAIC * (A)	116,700	1,751
Sapient (A)	517,637	5,554
Scansource *	1,200	37
Seachange International *	98,700	776
Seagate Technology	105,400	1,221
Silicon Laboratories * (A)	30,687	1,061
Skyworks Solutions *	168,390	3,474
SolarWinds * (A)	189,500	4,694
Solera Holdings	49,443	2,900
SS&C Technologies Holdings *	155,315	2,561
Stamps.com	2,304	45
STEC * (A)	3,250	31
SuccessFactors *	53,250	1,244
Sycamore Networks	184,675	3,175

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Symantec *	126,034	$2,161
Synaptics *	850	21
Synopsys *	180,350	4,667
Syntel	86,697	3,967
Tech Data *	26,309	1,239
Teradata *	1,650	86
TIBCO Software *	1,750	39
TNS * (A)	83,778	1,421
Travelzoo * (A)	581	21
Trimble Navigation *	85,427	3,173
TTM Technologies *	196,281	2,192
Ultra Clean Holdings *	106,190	598
United Online (A)	156,910	850
Universal Display * (A)	960	47
Valueclick * (A)	4,509	69
Varian Semiconductor Equipment Associates *	1,032	63
Vasco Data Security International *	350	2
Veeco Instruments *	100	4
Velti *	186,517	1,764
VeriFone Holdings *	80,700	2,842
VistaPrint * (A)	214,617	6,316
WebMD Health, Cl A *	400	14
Western Digital *	56,100	1,654
XO Group * (A)	115,409	1,043
Xyratex (A)	144,905	1,243
Zebra Technologies, Cl A *	41,400	1,488

		297,062

Materials — 4.8%
A. Schulman	549	10
Alcoa	110,351	1,414
Allegheny Technologies	60,935	3,054
Allied Nevada Gold * (A)	23,100	959
American Vanguard	900	11
Aptargroup	38,422	1,940
Ashland	34,700	1,839
Bemis (A)	65,049	2,020
Boise (A)	136,150	845
Buckeye Technologies (A)	71,300	1,939
Cabot	1,594	55
Carpenter Technology (A)	57,298	2,892
CF Industries Holdings	100	18
Cytec Industries	29,082	1,320
Detour Gold *	70,450	2,647
Domtar	18,100	1,454
Eastman Chemical	33,100	2,738
EcoSynthetix *	97,000	868
Ferro *	137,134	1,148
Georgia Gulf *	665	14
Globe Specialty Metals	171,654	2,875
Great Basin Gold *	706,425	1,582
Greif, Cl A	21,789	1,217
H.B. Fuller	3,350	74
Hecla Mining *	1,050	8
Horsehead Holding *	274,172	2,810
Huntsman	217,522	2,852
Innophos Holdings	79,732	3,318
Intrepid Potash * (A)	128,100	4,384
Koppers Holdings	1,721	57
Metals USA Holdings *	1,103	14
Methanex	96,550	2,512
Minerals Technologies	22,980	1,333

Description	Shares	Market Value ($ Thousands)

Neenah Paper	1,335	$23
New Gold *	72,800	988
NewMarket (A)	22,191	3,721
Noranda Aluminum Holding *	156,686	1,781
Nucor (A)	62,976	2,272
OM Group *	50,530	1,598
Owens-Illinois *	187,840	3,558
Packaging Corp of America	145,454	3,687
PolyOne	434,024	5,482
Rockwood Holdings *	41,669	2,125
Romarco Minerals *	458,500	689
Royal Gold	250	19
RTI International Metals * (A)	143,382	3,820
Sandstorm Resources *	455,400	671
Schnitzer Steel Industries, Cl A	1,000	46
Schweitzer-Mauduit International	22,616	1,356
Sensient Technologies	35,385	1,286
Silgan Holdings (A)	35,891	1,361
Silver Standard Resources *	80,275	2,278
Solutia *	113,793	1,978
Sonoco Products	25,600	809
Steel Dynamics	164,300	2,091
Titanium Metals	100	2
UFP Technologies *	60,200	976
Universal Stainless & Alloy *	26,500	872
Walter Industries	945	77
Westlake Chemical	780	36
Worthington Industries	1,300	21
WR Grace *	2,575	102
Zep	100	2

		93,948

Telecommunication Services — 1.0%
AboveNet (A)	61,650	3,790
Alaska Communications Systems Group (A)	5,775	44
CenturyLink	384	14
Cincinnati Bell * (A)	254,700	864
Cogent Communications Group *	1,719	24
Fairpoint Communications * (A)	68,800	441
General Communication, Cl A *	1,851	17
Global Crossing * (A)	1,350	39
Iridium Communications * (A)	4,050	30
Leap Wireless International * (A)	126,300	1,142
Neutral Tandem *	116,900	1,390
NII Holdings *	102,150	3,936
Premiere Global Services *	400	3
SBA Communications, Cl A * (A)	178,472	6,744
USA Mobility	76,117	1,155

		19,633

Utilities — 3.9%
AES *	6,200	67
AGL Resources (A)	139,709	5,787
Ameren	42,000	1,271
Atmos Energy	14,400	483
Avista	54,700	1,388
Cadiz * (A)	38,200	384
California Water Service Group	8,000	151
Calpine *	17,945	264
Chesapeake Utilities	30,236	1,233
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	41,100	803
Cleco	57,538	2,044

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2011

Description	Shares/Face Amount ($Thousands)	Market Value ($Thousands)

CMS Energy (A)	135,800	$2,675
Edison International	50,675	1,885
El Paso Electric	135,925	4,702
GenOn Energy *	127,151	387
Great Plains Energy (A)	361,786	7,073
Hawaiian Electric Industries (A)	945	23
IDACORP (A)	90,316	3,450
ITC Holdings	288	22
Northeast Utilities	125,451	4,353
Northwest Natural Gas	26,065	1,179
NRG Energy * (A)	105,171	2,465
NV Energy	256,460	3,826
Pinnacle West Capital	32,800	1,451
PNM Resources	153,165	2,291
Portland General Electric	340,145	8,204
SCANA (A)	67,016	2,696
TECO Energy	135,125	2,473
UGI	150,578	4,481
UIL Holdings (A)	45,400	1,542
Unisource Energy	25,100	950
Vectren	93,175	2,550
Westar Energy (A)	64,609	1,722
WGL Holdings	37,895	1,567
Xcel Energy	104,704	2,583

		78,425

Total Common Stock (Cost $1,814,431) ($ Thousands)		1,859,204

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf (B)	8,800	856

Energy — 0.0%
GeoMet (B)	11,697	117

Financials — 0.0%
Grubb & Ellis *	8,000	300

Total Preferred Stock (Cost $1,802) ($ Thousands)		1,273

CONVERTIBLE BONDS — 0.1%

Energy — 0.1%
Rentech
4.000%, 04/15/13	$990	812

Financials — 0.0%
Grubb & Ellis
7.950%, 05/01/15 (B)	288	226

Total Convertible Bonds (Cost $798) ($ Thousands)		1,038

EXCHANGE TRADED FUND — 0.0%
iShares Russell 2000 Index Fund(A) (A)	6,478	470

Total Exchange Traded Fund (Cost $534) ($ Thousands)		470

Description	Shares/Face Amount ($Thousands)	Market Value ($Thousands)

WARRANTS — 0.0%
Kulim, Expires 10/14/13	51,500	$—

Magnum Hunter Resource, Expires 08/29/14 *	18,718	—

Rentech, Expires 04/25/12 *(C) (G) (H)	13,800	—

Sandstorm Gold, Expires 04/23/14*	158,125	144

Total Warrants (Cost $0) ($ Thousands)		144

RIGHTS — 0.0%

Canada — 0.0%
Oilsands Quest, Expires 09/12/11(A)	1,942,426	6

Total Right (Cost $0) ($ Thousands)		6

AFFILIATED PARTNERSHIP — 25.1%
SEI Liquidity Fund, L.P. 0.120% ** † (D)	509,686,994	502,244

Total Affiliated Partnership (Cost $509,687) ($ Thousands)		502,244

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% † **	80,004,629	80,005

Total Cash Equivalent (Cost $80,005) ($ Thousands)		80,005

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills (E) (F)
0.130%, 06/28/12	$203	203
0.062%, 12/15/11	3,475	3,475
0.007%, 12/08/11	1,705	1,705

Total U.S. Treasury Obligations (Cost $5,382) ($ Thousands)		5,383

Total Investments — 122.7% (Cost $2,412,639) ($ Thousands) ††		$2,449,767

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($Thousands)
Russell 2000 Index E-MINI	747	Sep-2011	$(3,313)
S&P Mid 400 Index E-MINI	574	Sep-2011	(2,443)

			$(5,756)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2011

Percentages are based on a Net Assets of $1,996,994 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at August 31, 2011. The total value of securities on loan at August 31, 2011 was $489,941 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered restricted. The total value of such securities as of August 31, 2011 was $199 ($ Thousands) and represented 0.01% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2011 was $502,204 ($ Thousands)

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	Securities considered illiquid. The total value of such securities as of August 31, 2011 was $199 ($ Thousands) and represented 0.01% of Net Assets.

(H)	Security fairly valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2011 was $199 ($ Thousands) and represented 0.01% of Net Assets.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $2,412,639 ($ Thousands), and the unrealized appreciation and depreciation were $218,411 ($ Thousands) and $(181,283) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,858,984	$21	$199	$1,859,204
Preferred Stock	—	1,273	—	1,273
Convertible Bonds	—	1,038	—	1,038
Exchange Traded Fund	470	—	—	470
Warrants	—	144	—	144
Right	6	—	—	6
Affiliated Partnership	—	502,244	—	502,244
U.S. Treasury Obligations	—	5,383	—	5,383
Cash Equivalent	80,005	—	—	80,005

Total Investments in Securities	$1,939,465	$510,103	$199	$2,449,767

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(5,756)	$—	$—	$(5,756)

Total Other Financial Instruments	$(5,756)	$—	$—	$(5,756)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of June 1, 2010	$203
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(4)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of February 28, 2011	$199

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$6

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — At August 31, 2011, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2011 are as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Rentech	13,800	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset PP	105,000	8/6/07	8/6/07	625	95	0.00%
Value Creation	85,600	2/29/08	2/29/08	871	104	0.01%

				$1,469	$199	0.01%

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.0%

Consumer Discretionary — 8.5%
Aaron’s	17,000	$453
Advance Auto Parts	11,717	711
Amazon.com *	6,977	1,502
Apollo Group, Cl A *	7,600	356
Autoliv	5,800	324
Big Lots *	14,200	481
Bridgepoint Education *	21,200	468
Canadian Tire, Cl A	300	17
Choice Hotels International	5,600	174
Cinemark Holdings	5,800	122
DeVry	6,800	300
DIRECTV, Cl A *	25,400	1,117
Discovery Communications, Cl A *	13,600	575
DISH Network, Cl A *	13,600	338
DreamWorks Animation SKG, Cl A *	9,200	194
Family Dollar Stores	9,500	507
GameStop, Cl A *	29,700	711
Gap	18,300	302
Genuine Parts	3,000	165
Gildan Activewear, Cl A	8,600	233
H&R Block	96,900	1,465
Hyatt Hotels, Cl A *	14,400	511
ITT Educational Services *	4,100	296
John Wiley & Sons, Cl A	5,100	249
Kohl’s	20,000	927
Liberty Media—Starz, Ser A *	28,791	1,983
Panera Bread, Cl A *	13,795	1,589
priceline.com *	1,938	1,041
Regal Entertainment Group, Cl A	14,780	193
Scripps Networks Interactive, Cl A	10,000	428
Shaw Communications, Cl B	23,600	539
Target	27,900	1,442
TJX	19,400	1,060
Viacom, Cl B	3,479	168
Washington Post, Cl B	900	320

		21,261

Consumer Staples — 19.8%
Altria Group	57,714	1,569
Archer-Daniels-Midland	18,300	521
BJ’s Wholesale Club *	44,445	2,259
Brown-Forman, Cl B	10,774	773
Bunge	6,350	411
Campbell Soup	34,310	1,093
Casey’s General Stores	8,400	378
Church & Dwight	11,800	514
Clorox	29,638	2,066
Coca-Cola Enterprises	83,882	2,317
ConAgra Foods	19,500	476
Costco Wholesale	11,397	895
CVS Caremark	28,100	1,009
Dean Foods *	8,100	70
Dr. Pepper Snapple Group	25,200	970
Flowers Foods	54,964	1,047
Fresh Del Monte Produce	12,100	292
General Mills	15,100	572
Hansen Natural *	22,188	1,893

Description	Shares	Market Value ($ Thousands)

Hershey	37,163	$2,180
Hormel Foods	112,557	3,108
Kellogg	10,300	560
Kimberly-Clark	24,445	1,690
Kraft Foods, Cl A	27,700	970
Kroger	137,461	3,239
Lorillard	27,641	3,080
McCormick	20,862	997
Mead Johnson Nutrition, Cl A	1,277	91
Metro, Cl A	18,900	901
Nash Finch	7,100	226
Philip Morris International	29,735	2,061
Ralcorp Holdings *	27,696	2,398
Reynolds American	71,663	2,693
Ruddick	7,000	286
Safeway	61,600	1,129
Sysco	24,980	698
Tyson Foods, Cl A	50,100	875
Walgreen	40,400	1,422
Wal-Mart Stores	39,868	2,121
Weis Markets	6,200	242

		50,092

Energy — 4.0%
Berry Petroleum, Cl A	9,400	461
Chevron	21,100	2,087
Cobalt International Energy *	28,500	275
ConocoPhillips	9,500	647
Dresser-Rand Group *	11,300	480
Exxon Mobil	34,600	2,562
HollyFrontier	4,000	287
Lufkin Industries	4,200	261
Marathon Petroleum	50,213	1,861
Murphy Oil	10,200	546
Range Resources	8,400	544

		10,011

Financials — 10.0%
Alexander’s ‡	400	173
Alleghany *	800	239
Allied World Assurance Holdings	7,140	371
American Campus Communities ‡	12,200	476
Arch Capital Group *	57,761	1,945
Associated Banc	25,400	279
Bank of Hawaii	15,995	665
BankUnited	42,690	1,001
BOK Financial	3,853	190
Brown & Brown	22,500	473
Capitol Federal Financial	17,883	192
Chubb	31,720	1,963
Commerce Bancshares	50,339	1,992
Corporate Office Properties Trust ‡	6,000	161
Endurance Specialty Holdings	26,763	968
Equity Lifestyle Properties ‡	6,900	476
Erie Indemnity, Cl A	6,600	485
Essex Property Trust ‡	1,400	201
Everest Re Group	17,322	1,398
Federated Investors, Cl B	16,300	289
First Citizens BancShares, Cl A	1,303	207
First Niagara Financial Group	2,226	24
Genworth MI Canada	18,400	417
HCC Insurance Holdings	7,500	219

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Health Care ‡	4,900	$250
Home Properties ‡	4,500	301
Hudson City Bancorp	77,000	478
M&T Bank	2,691	205
MFA Mortgage Investments ‡	77,200	578
NASDAQ OMX Group *	6,700	159
National Bank of Canada	7,000	519
New York Community Bancorp	30,827	395
PartnerRe	2,800	160
Piedmont Office Realty Trust, Cl A ‡	25,300	478
Prosperity Bancshares	6,100	231
Public Storage ‡	4,600	569
Realty Income ‡	14,200	492
RenaissanceRe Holdings	7,400	485
Signature Bank NY *	8,400	467
Tanger Factory Outlet Centers ‡	16,700	470
TFS Financial *	52,400	464
Tower Group	18,700	449
Transatlantic Holdings	5,000	253
Travelers	20,400	1,029
Validus Holdings	21,700	560
Valley National Bancorp	10,100	120
Ventas ‡	2,753	147
WR Berkley	31,100	961

		25,024

Health Care — 19.4%
Abbott Laboratories	76,783	4,032
Aetna	18,700	749
Alexion Pharmaceuticals *	29,704	1,721
AmerisourceBergen	66,496	2,632
Amgen	67,854	3,759
Baxter International	9,400	526
Becton Dickinson	27,097	2,205
Biogen Idec *	5,040	475
C.R. Bard	10,221	974
Cardinal Health	51,304	2,180
Cephalon *	20,211	1,630
Coventry Health Care *	9,800	322
Edwards Lifesciences *	1,598	120
Eli Lilly	59,656	2,238
Endo Pharmaceuticals Holdings *	13,000	415
Gilead Sciences *	36,000	1,436
Greatbatch *	21,100	472
Health Net *	11,000	272
Henry Schein *	12,320	812
Hill-Rom Holdings	3,288	100
Humana	6,900	536
Johnson & Johnson	46,692	3,072
Life Technologies *	2,178	91
LifePoint Hospitals *	6,900	253
Lincare Holdings	16,500	355
Magellan Health Services *	9,700	484
McKesson	51,566	4,122
Medtronic	17,300	607
Merck	78,200	2,590
Myriad Genetics *	9,900	196
Onyx Pharmaceuticals *	4,100	139
Orthofix International *	13,200	484
Owens & Minor	2,900	85
Par Pharmaceutical *	7,000	208

Description	Shares	Market Value ($ Thousands)

Patterson	16,900	$494
PDL BioPharma	80,300	491
Pfizer	101,100	1,919
SXC Health Solutions *	18,466	1,010
Techne	16,175	1,172
United Therapeutics *	11,300	488
UnitedHealth Group	16,800	798
WellPoint	17,300	1,095
Zimmer Holdings *	17,200	978

		48,737

Industrials — 6.3%
Alliant Techsystems	12,200	774
C.H. Robinson Worldwide	7,600	536
CLARCOR	5,500	256
Clean Harbors *	4,200	226
CSX	65,700	1,441
General Dynamics	15,200	974
Huntington Ingalls Industries *	18,852	564
KAR Auction Services *	19,500	286
KBR	16,600	499
L-3 Communications Holdings, Cl 3	22,300	1,512
Landstar System	7,700	312
Lennox International	4,400	137
Lincoln Electric Holdings	14,000	476
Lockheed Martin	14,200	1,054
Northrop Grumman	17,700	967
Raytheon	39,800	1,721
Robert Half International	8,400	201
Rollins	18,600	389
Stericycle *	16,588	1,455
Verisk Analytics, Cl A *	36,067	1,257
Waste Connections	9,337	323
Woodward Governor	11,600	376

		15,736

Information Technology — 6.4%
Activision Blizzard	120,700	1,429
ADTRAN	5,400	168
Amdocs *	36,017	989
Avago Technologies	15,700	520
AVX	25,100	329
Booz Allen Hamilton Holding, Cl A *	13,109	210
Cisco Systems	37,500	588
Computer Sciences	8,500	261
CSG Systems International *	24,300	325
Dell *	27,700	412
DST Systems	7,400	347
EchoStar, Cl A *	6,400	156
FLIR Systems	19,100	494
Harris	18,100	730
Hewlett-Packard	19,700	513
Ingram Micro, Cl A *	26,300	469
Intel	93,400	1,880
International Business Machines	6,845	1,176
Jack Henry & Associates	12,300	360
Mantech International, Cl A	9,900	371
Microsoft	42,700	1,136
SAIC *	98,200	1,473
TE Connectivity	10,000	306
Tech Data *	9,100	429

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Texas Instruments	19,900	$522
Total System Services	26,700	484
Zebra Technologies, Cl A *	4,900	176

		16,253

Materials — 2.1%
Aptargroup	9,600	485
Ball	17,600	632
Compass Minerals International	6,100	461
Greif, Cl A	8,400	469
Intrepid Potash *	2,400	82
Newmont Mining	29,050	1,819
PPG Industries	6,300	482
Sealed Air	16,900	311
Silgan Holdings	6,100	232
Steel Dynamics	24,400	311

		5,284

Telecommunication Services — 2.9%
AT&T	50,000	1,424
BCE	31,300	1,259
MetroPCS Communications *	35,900	401
NTT DoCoMo ADR	67,300	1,229
Rogers Communications, Cl B	36,100	1,403
SK Telecom ADR	21,100	339
Sprint Nextel *	51,800	195
Telephone & Data Systems	18,600	477
Verizon Communications	17,500	633

		7,360

Utilities — 14.6%
AGL Resources	7,400	307
Alliant Energy	23,400	949
Ameren	43,300	1,310
American Electric Power	37,500	1,449
American Water Works	60,779	1,810
Atmos Energy	33,900	1,137
Avista	19,300	490
Cia de Saneamento Basico do Estado de Sao Paulo ADR	9,300	536
CMS Energy	772	15
Consolidated Edison	37,042	2,082
DPL	69,662	2,084
DTE Energy	21,300	1,077
Duke Energy	85,000	1,607
Edison International	14,500	539
El Paso Electric	14,300	495
Entergy	14,800	965
Exelon	11,200	483
Great Plains Energy	38,800	759
Hawaiian Electric Industries	19,100	459
IDACORP	5,600	214
Integrys Energy Group	20,205	1,012
ITC Holdings	18,052	1,366
NSTAR	30,581	1,398
OGE Energy	10,000	500
Pepco Holdings	25,500	497
PG&E	32,400	1,372
Piedmont Natural Gas	14,900	460
Pinnacle West Capital	36,105	1,597
Portland General Electric	22,700	547
Public Service Enterprise Group	28,300	966
SCANA	25,434	1,023

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Sempra Energy	10,300	$541
Southern	50,524	2,090
TECO Energy	17,200	315
UGI	67,859	2,020
Vectren	19,250	527
WGL Holdings	11,100	459
Wisconsin Energy	41,584	1,316

		36,773

Total Common Stock (Cost $220,671) ($ Thousands)		236,531

U.S. TREASURY OBLIGATIONS (A) (B) — 0.4%
U.S. Treasury Bills
0.066%, 12/15/11	$236	236
0.060%, 06/28/12	500	499
0.030%, 12/22/11	4	4

Total U.S. Treasury Obligations (Cost $740) ($ Thousands)		739

CASH EQUIVALENT — 6.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	16,148,629	16,149

Total Cash Equivalent (Cost $16,149) ($ Thousands)		16,149

Total Investments — 100.8% (Cost $237,560)($ Thousands)††		$253,419

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	129	Sep-2011	$116

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $251,523 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $237,560

($	Thousands), and the unrealized appreciation and depreciation were $20,518
($	Thousands) and $(4,659) ($ Thousands), respectively.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

NY — New York

Ser — Series

S&P — Standard & Poor’s

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2011

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$236,531	$—	$—	$236,531
U.S. Treasury Obligations	—	739	—	739
Cash Equivalent	16,149	—	—	16,149

Total Investments in Securities	$252,680	$739	$—	$253,419

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$116	$—	$—	$116

Total Other Financial Instruments	$116	$—	$—	$116

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.1%

Australia — 3.1%
Alumina	381,046	$728
Amcor	24,947	180
AMP	15,274	75
ASX	1,326	41
Atlas Iron*	431,204	1,810
Australia & New Zealand Banking Group	7,582	165
Bendigo Bank	8,040	76
BGP Holdings*	39,545	—
BHP Billiton	26,038	1,110
Boral	5,176	21
Brambles	22,736	165
Caltex Australia	35,718	417
Coca-Cola Amatil	648	8
Cochlear	1,127	92
Commonwealth Bank of Australia	6,924	359
Crown	6,064	55
CSL	30,906	934
Dexus Property Group ‡	61,025	56
Echo Entertainment Group*	15,433	65
Fortescue Metals Group	102,515	669
Goodman Group ‡	19,393	14
GPT Group ‡	15,583	52
Iluka Resources	26,249	467
Incitec Pivot	57,497	234
Leighton Holdings	1,929	42
Lend Lease Group	19,736	178
Lynas*	63,502	125
National Australia Bank	17,943	459
Newcrest Mining	70,709	3,048
Orica	2,281	58
OZ Minerals	1,070	14
Qantas Airways*	19,909	34
QBE Insurance Group	2,906	44
Ramsay Health Care	4,978	95
Rio Tinto	13,346	1,046
Santos	56,474	714
Sonic Healthcare	10,162	128
Suncorp Group	6,737	59
TABCORP Holdings	18,544	56
Tatts Group	16,135	40
Telstra	15,330	50
Transurban Group	51,501	286
Washington H Soul Pattinson	4,629	61
WDS	9,430	8
Wesfarmers	8,105	268
Wesfarmers PPS	392	13
Westfield Group ‡	6,461	56
Westpac Banking	7,437	165
Woolworths	4,050	109
WorleyParsons	4,673	137

		15,086

Austria — 0.2%
Erste Group Bank	1,311	48
IMMOFINANZ*	19,738	70
OMV	726	29
Vienna Insurance Group	16,230	757

Description	Shares	Market Value ($ Thousands)

Voestalpine	2,485	$96

		1,000

Belgium — 1.5%
Bekaert	369	21
Belgacom	48,616	1,595
Cie du Bois Sauvage	34	9
Colruyt	24,210	1,270
Delhaize Group	7,641	513
Groupe Bruxelles Lambert	2,683	217
InBev	51,162	2,831
KBC Groep	2,509	71
Mobistar	1,363	88
Solvay	948	116
Telenet Group Holding	12,118	492
UCB	2,614	117
Umicore	1,257	61

		7,401

Brazil — 1.1%
Anhanguera Educacional Participacoes	86,537	1,417
Brasil Telecom ADR	19,192	436
Centrais Eletricas Brasileiras ADR	57,500	600
Cia Vale do Rio Doce ADR, Cl B	4,713	133
HRT Participacoes em Petroleo*	1,000	645
Petroleo Brasileiro ADR	54,749	1,591
Porto Seguro	9,500	118
Telecomunicacoes de Sao Paulo ADR	12,306	391

		5,331

Canada — 4.6%
Barrick Gold (A)	45,642	2,316
Cameco	49,109	1,141
Cenovus Energy	27,067	980
Cogeco	400	17
Constellation Software	500	37
Domtar	5,668	455
Goldcorp	23,400	1,220
Kinross Gold	94,392	1,632
Lassonde Industries, Cl Common Subscription Receipt	200	15
Magna International, Cl A	11,400	434
New Gold*	88,100	1,198
Nexen	65,233	1,393
Niko Resources	29,624	1,689
Onex	7,400	263
Peyto Exploration & Development (A)	41,800	944
Potash Saskatchewan	25,222	1,456
Precision Drilling*	35,300	493
Silver Wheaton	27,100	1,076
Suncor Energy	51,017	1,635
Teck Cominco, Cl B	30,992	1,379
Toronto-Dominion Bank	18,751	1,486
Transcontinental, Cl A	2,300	33
Vermilion Energy (A)	18,700	875
West Fraser Timber	900	39

		22,206

1	SEI Institutional Investment Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	16,400	$1,054

China — 0.7%
Baidu ADR*	8,819	1,286
Bank of China	1,780,400	738
Baoye Group	16,000	10
China Petroleum & Chemical	74,000	73
China Telecom	28,000	18
China Vanke, Cl B	402,900	518
Guangshen Railway (A)	656,000	239
Huaneng Power International	1,342,000	660

		3,542

Denmark — 1.1%
AP Moller - Maersk, Cl A	19	129
AP Moller - Maersk, Cl B	103	721
Coloplast, Cl B	492	74
Danske Bank	2,901	43
Jyske Bank*	26,060	797
Novo-Nordisk, Cl B	20,832	2,224
Novozymes, Cl B	362	53
TrygVesta (A)	20,463	1,144

		5,185

Egypt — 0.0%
Orascom Telecom Holding GDR*	2,826	8

Finland — 1.0%
Elisa, Cl A	680	14
Fortum	10,130	273
Kesko, Cl B	290	11
Kone, Cl B	326	19
Metso	36,908	1,402
Nokia	111,373	718
Nokia ADR	148,423	956
Nokian Renkaat	3,226	120
Orion, Cl B	3,666	83
Sampo, Cl A	1,432	41
Stora Enso, Cl R	120,643	882
UPM-Kymmene	24,257	318
Wartsila, Cl B	711	20

		4,857

France — 10.0%
Accor	7,412	266
Aeroports de Paris	150	13
Air France-KLM	6,009	59
Air Liquide	16,432	2,139
Alcatel-Lucent*	509,139	1,868
Alstom	11,547	534
Areva	16,209	496
Arkema	8,681	673
AXA	182,965	2,944
BNP Paribas	70,137	3,616
Bouygues	2,029	78
Bureau Veritas	137	11

Description	Shares	Market Value ($ Thousands)

Caisse Regionale de Credit Agricole Mutuel Brie Picardie	343	$9
Carrefour	30,029	802
Christian Dior	1,320	192
Cie Generale de Geophysique- Veritas*	7,725	196
Cie Generale d’Optique Essilor International	883	68
CNP Assurances	45,786	812
Compagnie de St.-Gobain	4,952	249
Compagnie Generale des Etablissements Michelin, Cl B	6,441	472
Credit Agricole	16,079	157
Danone	2,773	190
Edenred	6,969	191
Eiffage	510	25
Electricite de France	20,745	635
Eutelsat Communications	33,037	1,473
France Telecom (A)	9,923	190
Gaz de France	58,449	1,840
Gecina ‡	722	81
Groupe Eurotunnel	1,105	10
ICADE ‡	854	86
Iliad	484	58
Lafarge	2,384	99
Lagardere S.C.A.	1,264	43
Legrand	52,791	2,096
L’Oreal	1,396	152
LVMH Moet Hennessy Louis Vuitton	19,024	3,218
Metropole Television	2,951	63
Natixis	20,154	81
Neopost	1,226	88
NetGem	1,677	8
Osiatis	1,118	9
PagesJaunes Groupe (A)	4,515	29
Pernod-Ricard	809	73
Peugeot	14,251	437
PPR	681	114
PSB Industries	229	9
Renault	332	13
Safran	52,406	2,032
Sanofi-Aventis	86,872	6,350
Schneider Electric	24,820	3,313
SCOR	4,846	114
SES Global	2,919	80
Societe Generale	15,980	536
Societe Television Francaise	2,054	33
Sodexo	23,473	1,748
Technip	16,967	1,659
Tessi	124	11
Thales	24,833	920
Total	27,644	1,353
Unibail-Rodamco ‡	341	74
Veolia Environnement	58,037	966
Vinci	29,728	1,555
Vivendi	43,650	1,064
Wendel	1,588	135

		48,908

2	SEI Institutional Investment Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Germany — 6.3%
Adidas	59	$4
Allianz	7,725	797
Axel Springer	1,097	47
BASF	20,027	1,428
Bayer	30,425	1,961
Bayerische Motoren Werke	25,101	2,035
Beiersdorf	408	24
Brenntag	12,647	1,302
Commerzbank	18,711	55
Continental	106	8
DaimlerChrysler	5,371	291
Deutsche Bank	13,587	551
Deutsche Boerse	21,286	1,267
Deutsche Lufthansa	34,940	591
Deutsche Post	108,226	1,655
Deutsche Telekom	90,415	1,144
E.ON	8,358	183
Fraport Frankfurt Airport Services Worldwide	1,091	76
Fresenius	1,129	117
Fresenius Medical Care	24,758	1,681
GEA Group	49,634	1,457
HeidelbergCement	3,227	139
Henkel	1,601	78
Hochtief	633	45
Infineon Technologies	42,975	366
K+S	926	65
Kabel Deutschland Holding*	3,238	181
Lanxess	896	56
Linde	23,353	3,581
MAN	1,436	130
Merck KGaA	1,248	112
Metro	919	40
Muenchener Rueckversicherungs	14,473	1,892
RWE	2,363	89
SAP	28,984	1,584
SAP ADR	16,200	883
Siemens	35,834	3,695
Suedzucker	11,211	393
ThyssenKrupp	6,511	219
Volkswagen	1,706	260

		30,482

Greece — 0.3%
Hellenic Telecommunications Organization	14,021	86
OPAP	109,744	1,335

		1,421

Guernsey — 0.0%
Resolution	27,258	118

Hong Kong — 2.3%
AIA Group	36,800	129
ASM Pacific Technology	10,400	107
BOC Hong Kong Holdings	78,600	216
Cathay Pacific Airways	31,000	63
Chaoda Modern Agriculture (A)	676,000	221
Cheung Kong Holdings	10,009	141

Description	Shares	Market Value ($ Thousands)

Cheung Kong Infrastructure Holdings	18,000	$109
China Mobile	114,500	1,169
China Mobile ADR	19,700	1,008
CLP Holdings	92,900	861
First Pacific	160,000	153
Galaxy Entertainment Group* (A)	53,000	133
Guoco Group	1,000	11
Hang Seng Bank	8,800	130
Henderson Land Development	10,000	58
Hong Kong Exchanges and Clearing	3,900	73
Hongkong Land Holdings	68,000	394
Hutchison Whampoa	96,600	928
Hysan Development	15,900	65
Jardine Strategic Holdings	60,788	1,909
Li & Fung	56,200	101
MTR	14,500	49
New World Development	66,000	84
Orient Overseas International	2,600	13
Pico Far East Holdings	46,000	9
Power Assets Holdings	7,000	54
Shangri-La Asia	13,300	31
Sino-Forest, Cl A* (A)	21,000	2
SJM Holdings	61,000	141
Sun Hung Kai Properties	102,000	1,440
Swire Pacific, Cl A	8,500	114
Vedan International Holdings	140,000	9
Wharf Holdings	10,000	64
Wing Hang Bank	2,500	24
Wynn Macau	19,200	62
Yue Yuen Industrial Holdings	455,000	1,253

		11,328

Indonesia — 0.1%
Telekomunikasi Indonesia ADR	13,669	468

Ireland — 0.7%
CRH	9,112	161
Elan*	14,048	150
Experian	116,911	1,337
Kerry Group, Cl A	356	14
Ryanair Holdings ADR	37,100	980
Smurfit Kappa Group*	78,047	622

		3,264

Israel — 0.4%
Bank Leumi Le-Israel	7,280	27
Bezeq Israeli Telecommunication	36,454	80
Cellcom Israel	1,110	25
Check Point Software Technologies*	25,601	1,394
Israel	56	49
Israel Chemicals	14,265	206
NICE Systems*	2,162	67
Partner Communications	2,142	24
Teva Pharmaceutical Industries	4,961	205

		2,077

Italy — 1.8%
A2A	8,848	12

3	SEI Institutional Investment Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Assicurazioni Generali	4,131	$75
Atlantia	2,095	34
Banca Intesa	583,879	952
Banca Intesa RNC	100,502	137
Banca Monte dei Paschi di Siena	66,173	41
Banche Popolari Unite	6,120	23
Banco Popolare Scarl	19,005	33
Enel	210,570	1,029
ENI	14,183	286
Exor	1,092	26
Fiat	49,970	311
Fiat Industrial*	44,012	427
Finmeccanica	4,507	34
Mediaset	11,454	44
Mediobanca	2,830	26
Parmalat	37,514	89
Reno de Medici*	28,314	8
Saipem	5,414	243
Servizi Italia	1,597	12
Snam Rete Gas	240,282	1,164
Telecom Italia	1,931,323	2,130
Terna Rete Elettrica Nazionale (A)	20,768	76
UniCredito Italiano	959,469	1,300

		8,512

Japan — 16.2%
1st Holdings	1,800	13
Aeon	61,900	781
Airport Facilities	2,200	9
Aisin Seiki	4,000	134
Ajinomoto	4,000	48
All Nippon Airways (A)	24,000	80
Asahi Breweries	2,000	42
Asahi Broadcasting	1,600	8
Asahi Glass	17,000	168
Asahi Kasei	22,000	147
Asahi Kogyosha	2,000	10
Asics	7,100	111
Astellas Pharma	3,800	144
AT-Group	1,000	14
Autobacs Seven	900	41
Bando Chemical Industries	2,000	8
Bank of Yokohama	7,000	35
Belluna	3,900	29
Benesse	500	22
Bic Camera (A)	146	84
Bridgestone	2,200	49
Brother Industries	54,200	715
Calsonic Kansei	47,000	282
Canon	5,800	274
Capcom	2,900	85
Central Automotive Products	2,000	10
Central Glass	5,000	23
Central Japan Railway	106	887
Century Tokyo Leasing	9,900	195
Chiba Bank	4,000	26
Chubu Electric Power	2,700	51
Chugai Pharmaceutical	2,200	39
Coca-Cola Central Japan	700	9
Coca-Cola West	60,700	1,114
Corona	1,000	16

Description	Shares	Market Value ($ Thousands)

Cosmo Oil	39,300	$105
Credit Saison	500	10
Dai Nippon Printing	199,000	2,086
Daicel Chemical Industries	43,000	262
Daihatsu Motor	4,000	67
Dai-ichi Life Insurance	139	162
Daiichi Sankyo	30,900	619
Daiichikosho	1,700	33
Daikin Industries	1,100	35
Dainippon Screen Manufacturing	9,000	60
Dainippon Sumitomo Pharma	7,800	80
Daito Trust Construction	2,100	195
Daiwa House Industry	34,000	423
Daiwa Securities Group	9,000	36
Dena	1,600	84
Denso	2,500	80
East Japan Railway	4,000	241
EDION	17,000	149
Eisai	3,800	162
Elpida Memory* (A)	24,200	170
Faith	69	8
Fanuc	16,100	2,683
Fast Retailing	400	77
Fuji Heavy Industries	6,100	38
Fuji Kiko*	2,000	7
FUJIFILM Holdings	59,300	1,443
Fujitsu	12,000	61
Fujitsu Frontech	1,300	9
FuKoKu	1,000	9
Fukuoka Financial Group	7,000	28
FULLCAST Holdings	44	10
Fuso Chemical	300	9
Gree	1,700	55
Gulliver International	250	12
Hachijuni Bank	55,000	307
Hamamatsu Photonics	2,500	102
Haseko	642,500	458
Hino Motors	76,000	442
Hitachi	206,100	1,116
Hitachi Construction Machinery	500	9
Hokuriku Electric Power	200	4
Honda Motor	129,600	4,229
H-One	1,600	12
Hoya	2,400	53
I Metal Technology	4,000	9
Ibiden	1,400	34
IBJ Leasing	3,700	87
Idemitsu Kosan	2,000	210
IHI	109,000	277
Iida Home Max	9,800	86
Imasen Electric Industrial	700	10
Inabata	1,700	10
Inpex	62	423
Isuzu Motors	11,100	50
IT Holdings	10,300	100
Itochu	16,900	183
Iyo Bank	1,000	10
J Trust	2,500	11
Japan Petroleum Exploration	900	37
Japan Prime Realty Investment, Cl A ‡	26	73

4	SEI Institutional Investment Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Japan Real Estate Investment, Cl A ‡	1	$10
Japan Retail Fund Investment, Cl A ‡	48	72
Japan Steel Works	33,000	217
Japan Tobacco	61	264
JFE Holdings	1,500	35
JFE Shoji Holdings	6,000	27
JGC	90,000	2,571
JS Group	8,700	221
JTEKT	2,300	28
Jupiter Telecommunications	1,735	1,938
JVC Kenwood Holdings* (A)	18,800	90
JX Holdings	5,000	32
Kamei	2,000	14
Kansai Electric Power	2,900	52
Kao	1,700	45
Kawasaki Heavy Industries	66,000	200
Kawasaki Kisen Kaisha	10,000	26
Kawasumi Laboratories	1,300	9
KDDI	439	3,298
Keyence	200	54
Kinki Sharyo	2,000	7
Kintetsu (A)	3,000	11
Kobe Steel	3,600	7
Komatsu	23,900	638
Konishi	600	9
K’s Holdings	7,300	322
Kyocera	1,000	92
Lawson	700	38
Mabuchi Motor	37,300	1,660
Makita	31,300	1,304
Marubeni	69,400	441
Matsuya Foods	600	11
Megane TOP	900	16
Mikuni Coca-Cola Bottling	1,200	11
Millea Holdings	1,800	49
Miraca Holdings	1,300	55
Mitani	1,100	14
Mitsubishi	59,500	1,433
Mitsubishi Chemical Holdings	35,700	252
Mitsubishi Electric	20,500	206
Mitsubishi Estate	4,000	66
Mitsubishi Gas Chemical	7,000	50
Mitsubishi Heavy Industries	44,000	187
Mitsubishi UFJ Financial Group	85,700	389
Mitsui	15,400	265
Mitsui Fudosan	3,000	51
Mitsui OSK Lines	11,000	46
Mitsui Sumitomo Insurance Group Holdings	72,700	1,706
Mitsui Trust Holdings	279,190	950
Mizuho Financial Group	145,000	222
Murakami	1,000	12
Murata Manufacturing	6,300	385
Nabtesco	4,000	90
Nafco	600	11
Namco Bandai Holdings	3,800	53
NEC	11,000	23
NEC Fielding	2,000	25
NET One Systems	20	54

Description	Shares	Market Value ($ Thousands)

Nichii Gakkan	4,700	$46
Nichireki	2,000	10
Nidec	400	35
Nihon Shokuhin Kako	1,000	5
Nintendo	7,900	1,395
Nippon Building Fund, Cl A ‡	10	108
Nippon Electric Glass	5,000	51
Nippon Express	8,000	34
Nippon Meat Packers	1,000	12
Nippon Paper Group	1,100	28
Nippon Sheet Glass	34,000	86
Nippon Steel Trading	3,000	8
Nippon Telegraph & Telephone	19,500	914
Nippon Telegraph & Telephone ADR	58,416	1,368
Nippon Yusen	16,000	49
Nishio Rent All	1,600	10
Nissan Motor	6,500	60
Nisshin Fudosan	1,500	8
Nissin Food Products	500	19
Nitto Denko	7,900	310
NKSJ Holdings	5,000	30
Nomura Holdings	17,900	76
Nomura Real Estate Holdings	600	10
Nomura Real Estate Office Fund, Cl A ‡	11	71
NTT Data	31	100
NTT DoCoMo	111	202
Nuflare Technology	3	10
OJI Paper	5,000	27
Omron	900	22
Ono Pharmaceutical	3,500	202
Oriental Land	400	40
ORIX	1,610	146
Osaka Gas	5,000	20
Otsuka Holdings	2,700	70
Pacific Industrial	2,000	11
PanaHome	6,000	42
Panasonic	46,200	492
PIA*	900	9
Pioneer	4,600	22
Pola Orbis Holdings	300	8
Rakuten	109	123
Resona Holdings	14,300	65
Ricoh	3,000	27
Ricoh Leasing	2,800	64
Rinnai	200	15
Rohm	20,800	1,074
San-Ai Oil	2,000	11
Sankyo	13,700	704
Sanoh Industrial	1,400	13
Santen Pharmaceutical	2,400	96
Sapporo Hokuyo Holdings	99,300	378
Secom	900	42
Sega Sammy Holdings	27,300	635
Seino Holdings	19,000	139
Sekisui Chemical	144,000	1,243
Sekisui House	136,000	1,230
Sekisui Jushi	3,000	30
Seven & I Holdings (A)	130,000	3,455
Sharp	4,000	33

5	SEI Institutional Investment Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Shimizu	4,000	$18
Shin-Etsu Chemical	20,300	1,031
Ship Healthcare Holdings	2,900	68
Shiseido	89,300	1,713
Shizuoka Bank	4,000	40
Showa Shell Sekiyu	13,300	107
SMC	9,500	1,508
Softbank	12,800	426
Sojitz	94,200	178
Sony	2,200	48
Sony Financial Holdings	120,600	1,908
Studio Alice	400	8
Sumco	2,400	29
Sumitomo	16,400	215
Sumitomo Chemical	7,000	29
Sumitomo Electric Industries	4,500	60
Sumitomo Metal Industries	35,000	74
Sumitomo Metal Mining	2,000	32
Sumitomo Mitsui Financial Group	76,800	2,277
Sumitomo Precision Products	5,000	31
Sumitomo Realty & Development	1,000	21
T&D Holdings	2,250	46
T&K Toka	1,300	16
Taisei	2,000	5
Takagi Securities	10,000	10
Takeda Pharmaceutical	23,900	1,159
Tanabe Seiyaku	2,100	35
TDK	500	22
Teijin	16,000	62
Terumo	500	26
THK	900	19
Tohoku Electric Power	1,900	25
Tokai	1,100	23
Token	390	15
Tokyo Electric Power (A)	13,200	68
Tokyo Electron	15,000	723
Tokyo Gas	8,000	37
Tokyu	12,000	58
Tokyu Construction	3,300	10
Tokyu Land	1,000	4
Tomoku	3,000	9
TonenGeneral Sekiyu	24,000	276
Toppan Printing	4,000	30
Topre	1,300	13
Toray Industries	12,000	91
Toshiba	24,000	105
Toshiba TEC	26,000	108
Tosoh	16,000	62
Totetsu Kogyo	1,000	9
Toyo Suisan Kaisha	3,000	80
Toyota Motor	71,000	2,561
Toyota Motor ADR	9,271	666
Toyota Tsusho	16,500	276
Transcosmos	1,700	22
Ube Industries	25,000	79
Unicharm	600	29
Wacoal Holdings	64,723	810
Warabeya Nichiyo	700	9
West Japan Railway	13,700	571
Yachiyo Industry	1,500	10
Yahoo! Japan	230	75

Description	Shares	Market Value ($ Thousands)

Yamada Denki	2,340	$172
Yamaha Motor	1,000	15
Yamato Holdings	9,300	163
Yamaya	700	8
Yamazaki Baking	1,000	15
Yaskawa Electric	105,000	961
Yorozu	900	21
Zeon	13,000	131

		79,021

Malaysia — 0.1%
Axiata Group	449,400	719

Mexico — 0.1%
America Movil ADR, Ser L	4,522	115
Gruma ADR*	1,169	9
Industrias Bachoco	5,800	11
Telefonos de Mexico ADR	34,018	582

		717

Netherlands — 5.3%
Aegon*	52,741	238
Akzo Nobel	68,410	3,487
ArcelorMittal	6,204	137
ASML Holding	4,628	163
Delta Lloyd	4,971	91
European Aeronautic Defense and Space	26,524	842
Fugro	15,448	936
Gemalto	24,273	1,160
Heineken	2,836	142
Heineken Holding	1,762	75
Imtech	31,450	914
ING Groep*	166,795	1,451
Koninklijke Ahold	95,511	1,115
Koninklijke DSM	1,983	100
Koninklijke Philips Electronics	3,077	65
QIAGEN*	3,838	60
Randstad Holding	32,508	1,118
Reed Elsevier	246,919	2,921
Royal Dutch Shell, Cl A (GBP)	29,905	1,003
Royal Dutch Shell, Cl A	45,049	1,510
Royal Dutch Shell, Cl B	42,639	1,439
Royal Dutch Shell ADR, Cl B	14,193	958
Royal KPN	10,409	147
SBM Offshore	9,091	189
TNT	188,478	1,101
TNT Express	165,608	1,552
Unilever	56,142	1,907
Wolters Kluwer	60,169	1,141

		25,962

New Zealand — 0.5%
Fletcher Building	14,857	99
Telecom of New Zealand	1,068,535	2,318

		2,417

Norway — 1.2%
Aker Kvaerner	5,818	76
DnB	189,640	2,297
Gjensidige Forsikring	924	11

6	SEI Institutional Investment Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Marine Harvest	882,637	$516
Norsk Hydro	11,776	72
Seadrill	11,113	361
Statoil	95,453	2,300
Yara International	1,166	64

		5,697

Poland — 0.1%
KGHM Polska Miedz	8,181	496

Portugal — 0.1%
Energias de Portugal	27,704	91
Galp Energia, Cl B	947	19
Jeronimo Martins	6,790	127
Portugal Telecom	8,341	72

		309

Russia — 0.3%
Gazprom ADR	32,112	390
Sberbank of Russia ADR	102,752	1,213

		1,603

Singapore — 1.4%
ComfortDelGro	9,000	10
CSE Global	14,000	12
DBS Group Holdings	77,000	849
Golden Agri-Resources	146,000	80
GP Batteries International	5,000	4
Jardine Cycle & Carriage	1,000	37
Keppel	36,780	285
Metro Holdings	14,000	8
Oversea-Chinese Banking	109,000	794
Popular Holdings	64,000	9
SembCorp Industries	48,000	172
SembCorp Marine	301,000	1,021
Singapore Airlines	120,000	1,101
Singapore Press Holdings	22,200	70
Singapore Telecommunications	59,000	153
Transpac Industrial Holdings	9,000	13
United Overseas Bank	98,000	1,513
UOL Group	4,000	15
Wheelock Properties Singapore	35,370	50
Wilmar International	18,000	79
Yangzijiang Shipbuilding Holdings	440,900	426

		6,701

South Africa — 1.0%
AngloGold Ashanti	10,800	491
AngloGold Ashanti ADR	27,325	1,226
Gold Fields	90,787	1,518
Impala Platinum Holdings	10,600	271
MTN Group	64,980	1,336

		4,842

South Korea — 2.9%
Honda Motor GDR*	307	10
Hyundai Heavy Industries	4,364	1,431
Hyundai Mobis	6,405	2,042
Hyundai Motor	2,050	394
Kia Motors	6,101	407
Korea Electric Power ADR	65,888	692
KT&G	37,988	2,449

Description	Shares	Market Value ($ Thousands)

KyungDong City Gas	163	$8
Nexen	117	8
Nong Shim Holdings	162	8
Samsung Electronics	3,288	2,309
Shinhan Financial Group	52,201	2,206
SK Telecom ADR	125,548	2,019
YESCO	400	10

		13,993

Spain — 1.7%
Abertis Infraestructuras	8,805	140
Acciona	758	71
ACS Actividades Construcciones y Servicios	944	39
Banco Bilbao Vizcaya Argentaria	15,199	138
Banco Popular Espanol (A)	46,600	243
Banco Santander Central Hispano	149,884	1,388
Bankia SAU*	4,200	23
Criteria Caixacorp	50,578	258
Distribuidora Internacional de Alimentacion*	25,661	111
EDP Renovaveis*	1,721	10
Enagas	81,926	1,721
Endesa	2,502	65
Ferrovial	27,058	339
Fomento de Construcciones y Contratas (A)	3,819	99
Gas Natural	8,476	155
Grifols	5,408	111
Iberdrola	26,621	196
Inditex	2,263	193
Indra Sistemas (A)	40,242	722
Mapfre	12,655	43
Red Electrica	3,793	187
Repsol	16,278	470
Tecnicas Reunidas	24,100	959
Telefonica	22,813	475

		8,156

Sweden — 1.6%
Alfa Laval	3,773	74
Assa Abloy, Cl B	547	13
Atlas Copco, Cl A	19,824	448
Atlas Copco, Cl B	19,069	384
Bilia, Cl A	486	8
Boliden	3,423	47
Elekta, Cl B	24,130	906
Getinge, Cl B	549	14
Hennes & Mauritz, Cl B	7,349	230
Hexagon, Cl B	71,959	1,219
Holmen, Cl B	1,125	32
Industrivarden, Cl C	19,681	243
Investor, Cl B	760	15
Nordea Bank	80,843	747
Sandvik	9,333	125
Scania, Cl B	3,471	63
Skandinaviska Enskilda Banken, Cl A	167,479	994
SKF, Cl B	3,232	76
Svenska Cellulosa, Cl B	5,314	72
Svenska Handelsbanken, Cl A	1,474	40

7	SEI Institutional Investment Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Swedbank, Cl A	33,712	$465
Swedish Match	5,056	184
Tele2, Cl B	1,324	28
Telefonaktiebolaget LM Ericsson, Cl B	107,527	1,210
Volvo, Cl B	22,767	284

		7,921

Switzerland — 8.3%
ABB	6,899	147
Actelion	2,747	117
Adecco	430	20
Aryzta	1,086	51
Baloise Holding	1,505	133
Carlo Gavazzi Holding	30	8
Clariant	26,872	301
Compagnie Financiere Richemont	15,837	915
Credit Suisse Group	41,739	1,196
Emmi	36	9
Geberit	472	99
Givaudan	3,140	3,029
Glencore International*	3,964	27
Helvetia Holding	22	8
Holcim	1,994	126
Informa	164,856	948
Julius Baer Group	39,127	1,605
Julius Baer Holding	11,155	165
Kuehne + Nagel International	604	84
Lindt & Spruengli	3	111
Lindt & Spruengli PC	33	103
Nestle	70,961	4,388
Novartis	148,473	8,657
Pargesa Holding	1,205	99
Roche Holding	25,934	4,531
Schindler Holding	56	7
Schindler Holding PC	231	27
SGS	1,032	1,913
Sika	541	1,220
STMicroelectronics	38,121	253
Straumann Holding	311	60
Sulzer	14,020	1,890
Swatch Group	1,215	97
Swatch Group, Cl B	979	445
Swiss Life Holding	1,717	236
Swiss Re	1,982	104
Swisscom	562	252
Syngenta	1,086	343
Synthes (B)	2,291	408
Transocean	2,477	137
UBS	47,247	684
UBS Registered	143,576	2,074
Uster Technologies	1,382	53
Xstrata	111,679	1,946
Zurich Financial Services	6,573	1,480

		40,506

Taiwan — 0.1%
Chunghwa Telecom ADR	1,301	45
United Microelectronics ADR	157,328	313

		358

Description	Shares	Market Value ($ Thousands)

Thailand — 0.0%
Advanced Info Service	2,200	$8
Total Access Communication	24,800	58

		66

United Kingdom — 16.3%
Admiral Group	1,776	39
Amec	101,321	1,505
Amlin	209,743	1,063
Anglo American	1,247	52
Antofagasta	3,445	75
ARM Holdings	60,222	554
AstraZeneca	61,138	2,904
Aviva	312,715	1,729
Babcock International Group	3,995	41
BAE Systems	162,768	728
Balfour Beatty	269,246	1,094
Barclays	474,562	1,315
Berendsen PLC	13,073	105
BG Group	168,919	3,654
BHP Billiton	31,679	1,081
BP	342,940	2,245
BP PLC ADR	9,717	383
British American Tobacco	76,044	3,394
British Land ‡	19,812	173
British Sky Broadcasting Group	43,383	466
BT Group, Cl A	248,453	691
Bunzl	95,592	1,242
Burberry Group	11,575	259
Cairn Energy*	20,042	109
Capita Group	136,395	1,573
Carnival	1,110	36
Centrica	50,255	244
Compass Group	10,084	90
Diageo	121,051	2,440
Eurasian Natural Resources	85,089	940
Fresnillo	192	7
GlaxoSmithKline	170,797	3,647
Hammerson ‡	11,235	75
Hogg Robinson Group	12,217	12
Home Retail Group	564,681	1,170
HSBC Holdings	176,800	1,540
HSBC Holdings (HKD)	251,322	2,196
ICAP	9,071	70
Imperial Tobacco Group	28,785	955
Intercontinental Hotels Group	640	11
International Power	13,144	73
ITV*	106,332	106
Kingfisher	483,333	1,859
Land Securities Group ‡	18,863	226
Legal & General Group	158,433	271
Lloyds Banking Group*	603,586	330
London Stock Exchange Group	6,499	97
Marks & Spencer Group	12,372	65
Michael Page International	116,986	741
Morgan Sindall	901	9
National Grid	20,017	202
NWF Group	4,113	8
Old Mutual	23,804	46
Optos*	3,354	9

8	SEI Institutional Investment Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Pearson	8,901	$161
Petrofac	45,244	1,006
Polyus Gold International GDR*	133,111	472
Prudential	169,766	1,715
Reckitt Benckiser Group	2,511	133
Reed Elsevier	136,832	1,120
Rexam	275,056	1,584
Rio Tinto	63,058	3,856
Rio Tinto ADR	16,400	1,003
Rolls-Royce Holdings	495,142	5,143
Royal Bank of Scotland Group*	959,785	378
SABMiller	6,711	243
Sage Group	327,199	1,339
Savills	2,868	15
Schroders	8,864	214
Scottish & Southern Energy	19,495	412
Severn Trent	8,833	211
Shire	19,976	645
Smith & Nephew	4,758	48
Smiths Group	2,531	41
Standard Chartered	5,374	123
Standard Life	1,282	4
Subsea 7	53,398	1,241
Tesco	445,736	2,748
TUI Travel	17,784	44
Tullow Oil	54,106	946
Unilever	8,534	287
United Utilities Group	182,739	1,782
Vodafone Group	2,485,670	6,543
Weir Group	1,155	36
Whitbread	377	9
Willis Group Holdings	32,200	1,260
WM Morrison Supermarkets	7,877	37
Wolseley	7,999	208
WPP	15,240	160

		79,116

United States — 0.5%
Advance America Cash Advance Centers	1,382	11
Asta Funding	1,234	10
Axis Capital Holdings	20,200	579
Buckeye Technologies	340	9
Capital One Financial	12,090	557
CNO Financial Group*	3,372	22
ConocoPhillips	5,576	380
Newmont Mining	12,400	776
Noranda Aluminum Holding*	866	10
Philip Morris International	122	8
UnitedHealth Group	432	21

		2,383

Total Common Stock (Cost $461,377) ($ Thousands)		453,231

PREFERRED STOCK — 0.2%

Germany — 0.2%
Bayerische Motoren Werke	2,271	123
Draegerwerk	506	51
Henkel	1,702	101
Hugo Boss	195	19
Porsche Automobil Holding	635	43

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

RWE	1,079	$36
Volkswagen	4,053	675

Total Preferred Stock (Cost $946) ($ Thousands)		1,048

	Number Of Rights

RIGHT — 0.0%

Spain — 0.0%
Abertis Infraestructuras, Expires
09/05/11	4,825	4

Total Right (Cost $0) ($ Thousands)		4

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P. 0.120% ** † (E)	15,255,767	14,514

Total Affiliated Partnership (Cost $15,256) ($ Thousands)		14,514

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	6,822,529	6,823

Total Cash Equivalent (Cost $6,823) ($ Thousands)		6,823

U.S. TREASURY OBLIGATION (C) (D) — 0.3%
U.S. Treasury Bills
0.044%, 12/15/11	$1,230	1,230

Total U.S. Treasury Obligation (Cost $1,230) ($ Thousands)		1,230

Total Investments — 98.0% (Cost $485,632)($ Thousands) ††		$476,850

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	257	Sep-2011	$(386)
FTSE 100 Index	79	Sep-2011	(172)
Hang Seng Index	12	Sep-2011	22
Nikkei 225 Index	2	Sep-2011	(4)
SPI 200 Index	23	Oct-2011	(32)
Topix Index	69	Sep-2011	(228)

			$(800)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $486,762 ($ Thousands)

*	Non-income producing security.

9	SEI Institutional Investment Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2011

**	The rate reported is the 7-day effective yield as of August 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in affiliated security.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $485,632 ($ Thousands), and the unrealized appreciation and depreciation were $31,482 ($ Thousands) and $(40,264) ($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at August 31, 2011. The total value of securities on loan at August 31, 2011 was $14,712 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2011 was $14,514 ($ Thousands)

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depository Receipt

HKD — Hong Kong Dollar

L.P. — Limited Partnership

PC — Participation Certificate

PLC — Public Limited Company

PPS — Partially Protected Shares

Ser — Series

SPI — Share Price Index

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$453,231	$—	$—	$453,231
Preferred Stock	1,048	—	—	1,048
Right	4	—	—	4
Affiliated Partnership	—	14,514	—	14,514
U.S. Treasury Obligation	—	1,230	—	1,230
Cash Equivalent	6,823	—	—	6,823

Total Investments in Securities	$461,106	$15,744	$—	$476,850

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(800)	$—	$—	$(800)

Total Other Financial Instruments	$(800)	$—	$—	$(800)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investment Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.6%

Argentina — 0.0%
Tenaris ADR	14,861	$493

Australia — 2.4%
Aditya Birla Minerals	166,691	219
Amcor	77,839	563
Australia & New Zealand Banking Group	36,069	788
Australia & New Zealand Banking Group ADR	834,100	18,275
Beach Energy	1,020,311	1,189
BGP Holdings*	239,898	—
BHP Billiton	497,223	21,194
BHP Billiton ADR	144,300	12,290
Caltex Australia	597,526	6,974
Commonwealth Bank of Australia	16,741	868
Crown	38,042	341
CSL	11,597	350
Echo Entertainment Group*	346,823	1,467
Leighton Holdings	13,037	284
National Australia Bank	50,918	1,301
Orica	18,355	463
Qantas Airways*	134,048	226
Rio Tinto	194,741	15,259
Santos	1,183,136	14,971
Sigma Pharmaceuticals	489,088	269
Suncorp Group	47,656	419
TABCORP Holdings	288,960	875
Tatts Group	101,223	252
Telstra	1,079,300	3,504
Telstra ADR	676,900	10,986
Transurban Group	59,908	333
Wesfarmers	19,869	656
Westfield Group‡	45,771	400
Westpac Banking	40,677	903
Woolworths	27,147	734

		116,353

Austria — 0.6%
Conwert Immobilien Invest	409,192	5,757
Erste Group Bank	222,233	8,089
IMMOFINANZ* (A)	90,480	324
Schoeller-Bleckmann Oilfield Equipment	169,595	13,271
Voestalpine	39,177	1,511

		28,952

Belgium — 0.5%
Belgacom	16,415	538
Delhaize Group	53,647	3,603
Delhaize Group ADR	237,400	15,942
D’ieteren	17,247	956
Groupe Bruxelles Lambert	5,824	470
InBev	25,808	1,428
KBC Groep	17,813	503
Solvay	4,401	540

		23,980

Description	Shares	Market Value ($ Thousands)

Brazil — 5.4%
Amil Participacoes	1,035,600	$11,424
Anhanguera Educacional Participacoes	37,279	610
Banco Bradesco ADR	1,353,400	24,158
Banco do Brasil	46,294	775
BM&F Bovespa	1,762,969	10,379
BR Properties	75,088	826
Brasil Telecom ADR	42,000	954
Centrais Eletricas Brasileiras ADR	141,914	1,480
Cia de Saneamento Basico do Estado de Sao Paulo ADR	788,900	45,488
Cia Paranaense de Energia ADR	1,147,300	25,264
Cia Vale do Rio Doce	102,854	2,878
Cia Vale do Rio Doce ADR, Cl B	1,000,065	28,242
Embraer ADR	333,900	8,511
Fibria Celulose	54,396	532
Fleury	85,800	1,219
Hypermarcas	133,868	1,122
Julio Simoes Logistica	154,928	937
Magazine Luiza*	49,791	401
Magnesita Refratarios*	92,449	353
Natura Cosmeticos	463,900	11,015
PDG Realty Empreendimentos e Participacoes	188,983	921
Petroleo Brasileiro	221,127	3,173
Petroleo Brasileiro ADR	429,400	12,474
Telecomunicacoes de Sao Paulo ADR	281,655	8,948
Telegraph Norte Leste Participacoes ADR	1,129,700	14,799
Tim Participacoes	115,735	704
Tim Participacoes ADR	527,328	16,421
Totvs	757,539	13,522

		247,530

Canada — 5.6%
Agrium	234,200	20,132
Alimentation Couche Tard, Cl B	63,430	1,860
Athabasca Oil Sands*	50,433	722
Bank of Montreal (A)	7,880	495
Bank of Nova Scotia	10,487	585
Barrick Gold	30,179	1,539
Bombardier, Cl B	32,127	157
Brookfield Asset Management, Cl A	10,426	310
Canadian Imperial Bank of Commerce	3,983	311
Canadian National Railway	221,808	16,339
Canadian Natural Resources	381,342	14,429
Canadian Oil Sands (A)	83,907	2,009
Canyon Services Group	948,970	12,053
Cascades	32,900	170
Celestica*	107,000	895
Cenovus Energy	278,317	10,076
Centerra Gold	109,500	2,309
CGI Group, Cl A*	141,000	2,861
CI Financial (A)	92,100	1,902
CML HealthCare	21,575	190

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Davis & Henderson Incomei	18,900	$353
Domtar	59,590	4,786
Dorel Industries, Cl B	33,200	802
Empire, Cl A	10,300	602
Enbridge (A)	177,560	5,902
Goldcorp	95,931	4,982
Imperial Oil (A)	16,733	687
Keyera	5,117	240
Laurentian Bank of Canada	7,000	310
Lundin Mining* (A)	470,200	2,683
MacDonald Dettwiler & Associates	4,300	214
Magna International, Cl A	201,300	7,656
Manitoba Telecom Services	20,500	680
Manulife Financial (A)	644,882	8,841
National Bank of Canada	13,900	1,031
Nexen (A)	463,669	9,905
Norbord*	48,403	519
Nordion	47	—
Northgate Minerals*	105,700	436
Onex	54,200	1,926
Pacific Rubiales Energy	30,369	748
Potash Corp of Saskatchewan	298,440	17,303
Potash Saskatchewan	50,100	2,893
Precision Drilling*	18,428	257
Quebecor, Cl B	24,700	838
Research In Motion*	56,181	1,824
Rogers Communications, Cl B	128,800	5,009
Royal Bank of Canada (A)	15,033	770
Saputo (A)	96,500	3,985
Shaw Communications, Cl B (A)	20,791	476
Sun Life Financial (A)	14,124	383
Suncor Energy	116,957	3,753
Talisman Energy	53,404	894
TMX Group	31,400	1,324
Toronto-Dominion Bank (A)	251,356	19,833
Trican Well Service	528,071	12,216
Valeant Pharmaceuticals International	272,579	12,237
Wajax	4,677	172
West Fraser Timber	17,200	748
Yamana Gold	2,197,171	34,776
Yellow Media (A)	88,259	73

		262,411

Chile — 0.6%
CFR Pharmaceuticals*	51,223,672	12,920
Enersis ADR	87,252	1,756
ENTEL Chile	29,879	651
SACI Falabella	1,151,578	10,699

		26,026

China — 4.0%
Ajisen China Holdings	628,622	954
Anhui Conch Cement (A)	2,932,500	12,314
Baidu ADR*	25,120	3,662
China Life Insurance	2,981,774	7,555
China Merchants Bank	8,428,727	18,038
China Oilfield Services	3,422,000	5,383
China Petroleum & Chemical	25,544,600	25,188

Description	Shares	Market Value ($ Thousands)

China Rongsheng Heavy Industry Group	1,464,717	$596
China Shipping Container Lines*	7,140,000	1,654
China Telecom	6,518,000	4,284
China Yurun Food Group	352,550	804
Dongfeng Motor Group (A)	1,868,000	2,991
Focus Media Holding ADR*	85,575	2,684
Huaneng Power International	957,372	471
Huaneng Power International ADR	75,650	1,480
Industrial & Commercial Bank of China	30,486,800	20,105
Mindray Medical International ADR	263,054	6,852
Noah Holdings ADR*	63,659	785
PICC Property & Casualty	1,855,000	3,272
Shanghai Friendship Group, Cl B	241,620	411
Sinopharm Group (A)	3,322,731	8,023
Springland International Holdings	828,299	686
Tencent Holdings	372,786	8,890
Tingyi Cayman Islands Holding	195,941	553
Weichai Power (A)	2,020,000	10,091
Yanzhou Coal Mining ADR	296,100	8,605
Zhaojin Mining Industry	5,673,500	13,273
Zhuzhou CSR Times Electric (A)	5,102,450	12,250

		181,854

Colombia — 0.2%
BanColombia ADR	131,300	8,637
Grupo de Inversiones
Suramericana	31,051	616

		9,253

Cyprus — 0.0%
Eurasia Drilling GDR	18,684	417

Czech Republic — 0.1%
Komercni Banka	10,500	2,217

Denmark — 0.6%
AP Moller - Maersk, Cl A	129	873
AP Moller - Maersk, Cl B	298	2,087
Danske Bank	20,469	303
Novo-Nordisk, Cl B	210,978	22,527

		25,790

Egypt — 0.0%
Commercial International Bank	101,775	473
Egyptian Financial Group-
Hermes Holding*	129,953	360

		833

Finland — 0.6%
Fortum	17,126	461
Nokia	128,858	831
Nokian Renkaat	316,809	11,775
Sampo, Cl A	101,870	2,932
Stora Enso, Cl R	868,181	6,346

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

UPM-Kymmene	218,107	$2,860

		25,205

France — 5.1%
Accor	8,846	318
Air France-KLM	39,429	387
Air Liquide	144,653	18,830
Alstom	73,073	3,381
Arkema	110,054	8,530
AXA	74,255	1,195
BNP Paribas	536,983	27,684
Bouygues	13,760	529
Christian Dior	4,231	614
Cie Generale de Geophysique- Veritas*	16,473	418
Compagnie de St.-Gobain	11,455	577
Credit Agricole	113,026	1,108
Danone	14,297	978
Eutelsat Communications	13,304	593
France Telecom(A)	54,942	1,052
France Telecom ADR	1,306,800	23,901
Gaz de France	40,039	1,261
Lafarge	19,185	800
Lagardere S.C.A.	6,076	208
L’Oreal	9,698	1,055
LVMH Moet Hennessy Louis Vuitton	156,234	26,427
Metropole Television	18,519	395
Natixis	147,965	592
PagesJaunes Groupe(A)	28,327	185
Pernod-Ricard	5,355	482
Peugeot	519,030	15,900
PPR	4,273	713
Publicis Groupe	276,141	13,000
Safran	7,779	302
Sanofi-Aventis	440,512	32,199
Schneider Electric	4,091	546
SES Global	15,731	431
Societe BIC	3,747	364
Societe Generale	143,593	4,819
Sodexo	4,280	319
Technip	5,636	551
Teleperformance	19,385	516
Total	377,818	18,493
Unibail-Rodamco‡	1,854	400
Valeo	4,882	258
Vallourec	53,900	4,843
Vinci	14,843	776
Vivendi	673,998	16,425

		232,355

Germany — 5.8%
Adidas	271,612	18,954
Allianz	136,033	14,026
BASF	127,195	9,066
Bayer	145,820	9,399
Bayerische Motoren Werke	73,718	5,978
Celesio(A)	53,600	894
Commerzbank	193,684	574
Deutsche Bank(A)	221,473	8,978
Deutsche Lufthansa	729,861	12,345

Description	Shares	Market Value ($ Thousands)

Deutsche Post	247,653	$3,788
Deutsche Telekom	100,000	1,265
Dialog Semiconductor* (A)	663,865	12,943
E.ON	55,396	1,213
Fresenius	4,326	448
Fresenius Medical Care	339,801	23,065
GEA Group	412,395	12,105
Henkel	234,530	11,369
Hochtief	2,714	194
Infineon Technologies	2,155,317	18,344
Kabel Deutschland Holding*	197,070	11,029
Linde	4,601	706
Merck KGaA	4,381	393
Metro	6,168	272
Muenchener Rueckversicherungs	119,400	15,612
Norddeutsche Affinerie	44,548	2,618
RWE	15,708	590
SAP	764,072	41,764
Siemens	243,548	25,111
Suedzucker	122,611	4,297
ThyssenKrupp	7,016	236
Volkswagen	6,298	959

		268,535

Greece — 0.0%
Diana Shipping*	37,938	347
OPAP	34,837	423

		770

Hong Kong — 3.9%
AIA Group	1,989,784	7,000
BOC Hong Kong Holdings	108,000	297
Cathay Pacific Airways	8,570,400	17,280
Chaoda Modern Agriculture	1,266,790	413
Cheung Kong Holdings	52,000	733
China High Precision Automation Group	979,059	524
China Mobile	658,000	6,719
CLP Holdings	1,397,000	12,941
CNOOC	10,738,057	21,764
Digital China Holdings	325,335	555
First Pacific	15,476,027	14,813
GOME Electrical Appliances Holdings(A)	9,177,519	3,943
Hang Lung Properties	80,000	297
Henderson Land Development	70,000	409
Hengdeli Holdings(A)	23,682,000	11,437
Hong Kong Exchanges and Clearing	976,300	18,298
Hongkong Land Holdings	220,000	1,274
Huabao International Holdings	956,572	738
Hutchison Telecommunications Hong Kong Holdings	1,170,000	480
Hutchison Whampoa	52,000	499
Jardine Matheson Holdings	215,475	11,948
Jardine Strategic Holdings	22,500	707
Li & Fung	204,000	368
L’Occitane International*	4,989,970	11,967
Luk Fook Holdings International	2,111,000	11,231

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Melco Crown Entertainment ADR*	152,290	$1,980
Midland Holdings	720,000	396
MTR	101,000	339
New World Development	693,000	885
Orient Overseas International	1,563,500	7,754
Polytec Asset Holdings	1,560,000	181
Power Assets Holdings	519,500	4,033
RCG Holdings*	137,229	7
SJM Holdings	1,285,000	2,961
Sun Hung Kai Properties	57,000	805
Swire Pacific, Cl A	45,000	601
TPV Technology	1,266,000	568
Wharf Holdings	75,000	479
Wynn Macau(A)	91,000	295
Yue Yuen Industrial Holdings	397,500	1,095

		179,014

Hungary — 0.0%
MOL Hungarian Oil and Gas	8,688	801

India — 0.9%
Allahabad Bank	623,168	2,440
Andhra Bank	341,124	967
Bank of India	35,935	243
Dena Bank	222,608	398
Grasim Industries	6,300	299
ICICI Bank ADR	131,500	5,176
IDBI Bank	649,645	1,566
India Cements	278,500	407
Indian Bank	128,394	581
Indian Overseas Bank	440,079	1,055
Infosys Technologies	20,787	1,066
ITC	854,820	3,728
JBF Industries	55,021	156
Mahindra & Mahindra	45,539	736
Nagarjuna Construction	244,191	289
Oriental Bank of Commerce	437,785	2,975
Petronet	892,520	3,388
Power Finance	141,775	450
Reliance Infrastructure	40,420	386
Tata Motors ADR	757,300	12,594
Union Bank of India	148,559	786
Vijaya Bank	1,231,956	1,536
Welspun	143,077	385
Zuari Industries	8,087	110

		41,717

Indonesia — 1.5%
Astra International	1,616,645	12,968
Bank Mandiri	1,394,000	1,158
Bank Negara Indonesia Persero	4,186,157	2,091
Bank Rakyat Indonesia Persero	19,654,748	15,733
Charoen Pokphand Indonesia	28,286,000	9,458
Gudang Garam	115,889	768
HM Sampoerna	17,500	64
Indofood CBP Sukses Makmur	769,128	492
Indofood Sukses Makmur	14,242,283	10,386
Kalbe Farma	30,132,619	12,697

Description	Shares	Market Value ($ Thousands)

Telekomunikasi Indonesia	703,190	$607

		66,422

Ireland — 0.7%
Covidien	216,900	11,318
CRH	22,402	396
Experian	974,492	11,141
ICON ADR*	342,167	7,292

		30,147

Israel — 1.2%
Bank Hapoalim	1,054,336	4,367
Ceragon Networks*	454,241	4,429
Check Point Software Technologies*	243,580	13,260
Israel Chemicals	75,453	1,088
Israel Discount Bank, Cl A*	822,716	1,416
Teva Pharmaceutical Industries	32,237	1,334
Teva Pharmaceutical Industries ADR	655,050	27,093

		52,987

Italy — 0.8%
Assicurazioni Generali	31,889	577
Atlantia	14,202	229
Banca Intesa	707,182	966
Banca Monte dei Paschi di Siena	512,177	316
Banche Popolari Unite	43,297	161
Banco Popolare Scarl	134,432	231
Enel	2,729,879	13,345
ENI	100,274	2,021
Exor	14,818	355
Fiat	41,094	255
Finmeccanica	30,453	227
Indesit	34,599	273
Intesa San Paolo	642,936	1,049
Lottomatica*	85,954	1,361
Mediaset	71,856	279
Saipem	62,610	2,812
Snam Rete Gas	85,654	415
Sorin*	105,287	263
Telecom Italia	1,063,399	1,232
Tod’s	90,670	10,447
UniCredito Italiano	1,228,756	1,665

		38,479

Japan — 12.5%
Aeon	414,300	5,225
Aisin Seiki	56,700	1,904
Alfresa Holdings	41,000	1,621
All Nippon Airways (A)	165,000	548
Alpen	11,000	196
Alpine Electronics	57,100	778
Aoyama Trading	10,300	173
Arnest One	19,000	204
Asahi Breweries	13,900	291
Asahi Glass	60,000	592
Asahi Glass ADR	752,900	7,363
Asahi Kasei	38,000	254
Astellas Pharma	12,600	477
Bank of Yokohama	53,000	267
Benesse	3,100	133

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Bic Camera (A)	357	$206
Bridgestone	9,400	210
Brother Industries	12,400	163
Calsonic Kansei	295,000	1,768
Canon	349,316	16,505
Capcom	57,500	1,689
Central Glass	71,000	326
Central Japan Railway	552	4,622
Chiba Bank	34,000	222
Chubu Electric Power	19,600	372
Chugai Pharmaceutical	13,300	233
Cosmo Oil	203,000	540
Dai Nippon Printing	32,000	335
Daicel Chemical Industries	520,000	3,170
Daihatsu Motor	300,000	5,012
Dai-ichi Life Insurance	6,041	7,049
Daiichi Sankyo	24,000	481
Daiichikosho	23,200	447
Daikin Industries	5,600	177
Daikyo (A)	698,000	1,247
Dainippon Screen Manufacturing	771,000	5,099
Dainippon Sumitomo Pharma	217,700	2,224
Daito Trust Construction	65,100	6,044
Daiwa House Industry	815,000	10,139
Daiwa Securities Group	59,000	238
Dena	351,000	18,330
Denso	297,400	9,520
East Japan Railway	27,400	1,648
Ebara	190,000	855
EDION (A)	243,300	2,128
Eisai	8,500	363
Elpida Memory* (A)	185,700	1,307
Fanuc	95,528	15,922
Fast Retailing	2,400	459
Fuji Heavy Industries ADR	263,000	16,503
Fuji Media Holdings	345	512
FUJIFILM Holdings	83,400	2,029
Fujitsu	1,084,000	5,513
Fukuoka Financial Group	44,000	178
Gulliver International	6,900	337
Heiwa	13,700	246
Hino Motors	336,000	1,954
HIS	22,000	614
Hitachi	7,944,600	43,033
Honda Motor	31,700	1,034
Honda Motor ADR	225,900	7,335
Hoya	15,200	336
Idemitsu Kosan	25,800	2,709
IHI	1,308,000	3,322
Inpex	154	1,051
IT Holdings	81,500	794
Itochu	128,000	1,383
Itochu Techno-Solutions	9,000	389
Japan Securities Finance	2,052,901	11,307
Japan Tobacco	195	844
JFE Holdings	10,400	242
JGC	101,000	2,885
JS Group	7,200	183
Kaken Pharmaceutical	85,000	1,189
Kansai Electric Power	20,400	363
Kao	52,900	1,407

Description	Shares	Market Value ($ Thousands)

Kawasaki Kisen Kaisha	69,000	$178
KDDI	4,403	33,075
Keyence	1,200	324
Komatsu	907,726	24,243
K’s Holdings	207,100	9,140
Kyocera	6,400	591
Maeda Road Construction	71,000	759
Marubeni	54,000	343
Medipal Holdings	187,600	1,736
Millea Holdings	13,300	363
Miraca Holdings	80,400	3,423
Mitsubishi	46,200	1,113
Mitsubishi Chemical Holdings	36,000	254
Mitsubishi Electric	75,000	751
Mitsubishi Estate	21,000	347
Mitsubishi Heavy Industries	124,000	528
Mitsubishi UFJ Financial Group	4,601,108	20,895
Mitsui	69,700	1,197
Mitsui ADR	56,100	19,244
Mitsui Fudosan	16,000	271
Mitsui OSK Lines	71,000	301
Mitsui Sumitomo Insurance Group Holdings	18,400	432
Mitsui Trust Holdings	61,060	208
Mizuho Financial Group	13,604,100	20,792
Murata Manufacturing	4,400	269
Musashi Seimitsu Industry	7,000	171
Nagase	53,000	671
Namco Bandai Holdings	39,900	556
NEC Networks & System Integration	39,800	618
NET One Systems	176	478
Nichii Gakkan	157,000	1,533
Nidec	2,800	245
Nintendo	1,900	335
Nippo	62,000	544
Nippon Electric Glass	36,000	367
Nippon Express	54,000	227
Nippon Flour Mills	78,000	368
Nippon Light Metal	1,264,000	2,436
Nippon Meat Packers	125,000	1,562
Nippon Paper Group	7,800	199
Nippon Steel	2,315,000	6,990
Nippon Telegraph & Telephone	347,300	16,282
Nippon Yusen	109,000	332
Nippon Yusen ADR	1,980,100	11,821
Nitto Denko	3,400	133
Nitto Denko ADR	425,930	16,505
NKSJ Holdings	41,000	243
Nomura Holdings	127,300	537
Nomura Research Institute	9,500	215
Noritsu Koki	8,200	46
NTT Data	195	630
NTT DoCoMo	440	803
OJI Paper	39,000	209
Olympus	111,000	3,248
Omron	5,600	135
Oriental Land	1,600	159
ORIX	4,480	407
Osaka Gas	36,000	146
Osaka Securities Exchange	2,051	11,069

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Otsuka Holdings	18,200	$474
Panasonic	22,400	238
Pioneer	98,400	466
Resona Holdings	103,400	471
Ricoh	16,000	146
Round One	25,700	226
Saizeriya	75,900	1,394
Sankyo	4,100	211
Sanrio(A)	94,100	4,017
Sapporo Hokuyo Holdings	224,800	856
Secom	209,200	9,750
Sega Sammy Holdings	89,500	2,082
Seino Holdings	165,000	1,204
Sekisui Chemical	84,000	725
Sekisui House	13,000	117
Seven & I Holdings (A)	11,300	300
Sharp	30,000	249
Shimachu	9,000	211
Shin-Etsu Chemical	16,000	813
Shizuoka Bank	25,000	247
Showa Shell Sekiyu	41,900	337
SKY Perfect JSAT Holdings	1,225	610
SMC	1,100	175
Softbank	352,383	11,730
Sojitz	1,141,600	2,153
Sony	10,900	240
Sumitomo	52,200	685
Sumitomo Chemical	54,000	227
Sumitomo Electric Industries	30,300	406
Sumitomo Metal Industries	284,000	599
Sumitomo Metal Mining	15,000	242
Sumitomo Mitsui Financial Group	50,400	1,494
Sumitomo Precision Products	29,000	180
Sysmex	318,716	12,054
Takeda Pharmaceutical	185,800	9,011
Tanabe Seiyaku	12,700	215
TDK	3,500	155
Terumo	3,800	201
Toagosei	341,000	1,719
Tohoku Electric Power	12,100	161
Tokyo Electric Power (A)	91,100	468
Tokyo Electron	6,000	289
Tokyo Gas	52,000	240
Tokyu	85,000	413
TonenGeneral Sekiyu	69,000	793
Toppan Printing	33,000	247
Toshiba	154,000	673
Toshiba TEC	168,000	700
Toyo Seikan Kaisha	77,000	1,242
Toyota Motor	584,047	21,068
Unicharm	4,500	214
Unipres	33,100	853
United Arrows	9,300	178
Watabe Wedding	7,955	70
West Japan Railway	14,600	608
Yahoo! Japan	1,563	508
Yamada Denki	26,810	1,974
Zensho	15,100	215

Description	Shares	Market Value ($ Thousands)

Zeon	778,000	$7,858

		573,167

Kazakhstan — 0.0%
KazMunaiGas Exploration
Production GDR	36,035	610

Malaysia — 0.2%
Affin Holdings	236,400	234
Axiata Group	1,816,700	2,907
Hong Leong Bank	293,133	1,215
Hong Leong Financial Group	94,700	375
Proton Holdings	131,700	130
RHB Capital	998,700	2,798
Telekom Malaysia	2,081,500	2,911

		10,570

Mexico — 1.3%
Alfa, Cl A	150,804	1,839
America Movil, Ser L	1,465,059	1,874
Fomento Economico Mexicano	89,100	604
Fomento Economico Mexicano ADR	55,830	3,848
Genomma Lab Internacional, Cl B*	5,653,525	11,914
Grupo Elektra	77,367	6,546
Grupo Financiero Banorte, Ser O	198,255	802
Grupo Lamosa*	17,900	24
Grupo Televisa	178,625	792
OHL Mexico*	385,824	761
Telefonos de Mexico, Cl L	436,600	373
Telefonos de Mexico ADR	906,026	15,502
Urbi Desarrollos Urbanos*	334,335	632
Wal-Mart de Mexico	5,529,900	14,819

		60,330

Netherlands — 4.3%
Aegon*	93,576	422
Akzo Nobel	12,171	620
ArcelorMittal	507,034	11,179
ASML Holding	286,448	10,115
Core Laboratories	140,400	15,666
European Aeronautic Defense and Space	397,504	12,618
Heineken	178,978	8,979
ING Groep*	1,651,961	14,368
Koninklijke Ahold	145,238	1,695
Koninklijke DSM	176,466	8,861
Koninklijke Philips Electronics	20,877	443
Nutreco	25,359	1,729
Reed Elsevier	1,656,538	19,596
Royal Dutch Shell, Cl A	971,482	32,560
Royal Dutch Shell, Cl A (GBP)	231,537	7,769
Royal Dutch Shell, Cl B	91,457	3,087
Royal Dutch Shell ADR, Cl A	416,100	27,900
Royal KPN	349,068	4,948
Unilever	272,829	9,269
Yandex, Cl A* (A)	162,800	5,042

		196,866

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

New Zealand — 0.1%
Telecom of New Zealand	1,145,450	$2,485

Norway — 1.8%
DnB	937,310	11,354
Marine Harvest	829,518	485
Norsk Hydro	947,985	5,791
Seadrill	653,179	21,196
Statoil	607,118	14,630
Statoil ADR	1,045,400	25,184
Yara International	85,134	4,697

		83,337

Pakistan — 0.0%
Pakistan Telecommunication	657,405	85

Poland — 0.4%
KGHM Polska Miedz	240,360	14,567
Netia*	107,362	189
Polski Koncern Naftowy Orlen	222,160	3,057
Tauron Polska Energia	413,417	765

		18,578

Portugal — 0.3%
Cimpor Cimentos de Portugal	39,422	303
Inapa-Invest Particip Gesta*	122,900	35
Jeronimo Martins	637,021	11,900
Portugal Telecom	56,472	487

		12,725

Russia — 1.0%
Alliance Oil*	44,953	561
Gazprom ADR	116,390	1,414
Globaltrans Investment GDR	59,494	947
LSR Group GDR	165,104	825
Lukoil ADR	178,552	10,660
Magnit GDR	491,294	11,658
Magnitogorsk Iron & Steel Works GDR	88,770	706
Mail.ru Group *	20,397	734
Mail.ru Group GDR*	342,994	12,341
Mobile Telesystems ADR	50,743	859
NovaTek GDR	21,390	2,908

		43,613

Singapore — 1.2%
DBS Group Holdings	1,003,000	11,058
Golden Agri-Resources	981,000	538
Ho Bee Investment	10,486,849	11,858
Jardine Cycle & Carriage	11,000	410
Keppel	30,600	237
Oversea-Chinese Banking	55,000	401
Singapore Airlines	103,000	945
Singapore Press Holdings	115,000	363
Singapore Telecommunications	399,000	1,033
United Overseas Bank	98,000	1,512
United Overseas Bank ADR	651,400	19,855
UOB-Kay Hian Holdings	82,000	107
UOL Group	57,000	217
Wilmar International	811,000	3,571

Description	Shares	Market Value ($ Thousands)

Yangzijiang Shipbuilding Holdings	1,817,000	$1,753

		53,858

South Africa — 0.9%
African Bank Investments	206,604	1,046
Exxaro Resources	150,020	4,027
Harmony Gold Mining	72,766	978
Impala Platinum Holdings	49,269	1,263
Mondi	68,475	608
Mpact*	122,944	234
Mr Price Group	108,225	1,138
MTN Group	80,686	1,659
Sasol ADR	570,100	27,433
Telkom	156,770	801

		39,187

South Korea — 3.8%
Celltrion	70,890	3,116
Daewoo Shipbuilding & Marine Engineering	28,882	795
Daum Communications	93,836	11,232
E-Mart*	2,619	776
Hana Financial Group	272,820	9,255
Hanjin Shipping	166,800	2,768
Hyundai Hysco	54,990	2,487
Hyundai Motor	174,571	33,522
Industrial Bank of Korea	15,130	229
KB Financial Group	27,380	1,136
Kia Motors	280,415	18,733
KISCO Holdings	4,036	135
Korea Exchange Bank	26,100	199
Korea Zinc	9,212	3,647
LG	83,791	4,969
LG Hausys	1,304	90
Lock & Lock	280,415	8,306
Nong Shim	959	216
POSCO	11,692	4,449
POSCO ADR	177,100	16,849
Samsung Electronics	5,388	3,784
Shinhan Financial Group	75,887	3,207
Shinsegae (B)	1,693	508
SK Holdings	51,809	8,058
SK Telecom	2,458	358
SK Telecom ADR	1,426,511	22,938
Woori Finance Holdings	347,520	3,896
Woori Finance Holdings ADR	256,200	8,447

		174,105

Spain — 0.8%
Abertis Infraestructuras	18,354	292
ACS Actividades Construcciones y Servicios	6,924	284
Banco Bilbao Vizcaya Argentaria	107,719	980
Banco Pastor	164	1
Banco Santander Central Hispano	232,213	2,150
Criteria Caixacorp	67,178	343
Ferrovial	67,278	842
Fomento de Construcciones y Contratas (A)	9,303	243
Gamesa Tecnologica	55,131	333

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Gas Natural	27,672	$507
Iberdrola	133,662	985
Inditex	12,775	1,088
Mapfre(A)	2,322,369	7,967
Repsol	45,043	1,299
Telefonica	886,353	18,470

		35,784

Sweden — 1.5%
Atlas Copco, Cl A	15,743	356
Atlas Copco, Cl B	17,335	349
Billerud	58,221	462
Getinge, Cl B (A)	361,831	9,365
Hennes & Mauritz, Cl B	626,616	19,575
Industrivarden, Cl C	76,064	941
Kinnevik Investment, Cl B	248,507	5,316
Nordea Bank	76,542	707
Sandvik	16,845	224
Scania, Cl B	39,142	712
Skandinaviska Enskilda Banken, Cl A	43,423	258
Svenska Cellulosa, Cl B	38,378	518
Svenska Cellulosa ADR	1,261,000	17,011
Svenska Handelsbanken, Cl A	10,427	286
Swedbank, Cl A	284,203	3,918
Telefonaktiebolaget LM Ericsson, Cl B	64,449	725
Telefonaktiebolaget LM Ericsson ADR	704,800	7,901
Volvo, Cl B	47,972	598

		69,222

Switzerland — 4.6%
ABB	285,778	6,090
Clariant	216,718	2,429
Credit Suisse Group	970,463	27,808
Credit Suisse Group ADR	159,200	4,569
Dufry Group	96,049	10,172
Forbo Holding	2,368	1,177
Givaudan	303	292
Helvetia Holding	604	220
Holcim	10,311	650
Julius Baer Group	248,591	10,195
Meyer Burger Technology* (A)	23,687	864
Nestle	621,228	38,410
Novartis	441,108	25,719
Novartis ADR	113,100	6,612
OC Oerlikon*	184,930	1,358
Roche Holding	134,685	23,534
Schindler Holding	19,166	2,277
STMicroelectronics	635,624	4,226
Swatch Group	3,236	258
Swatch Group, Cl B	14,726	6,695
Swiss Life Holding	4,820	662
Swiss Re	13,633	715
Syngenta	2,673	846
Synthes (C)	3,443	613
Transocean	80,800	4,526
UBS	363,655	5,254
Xstrata	24,237	422

Description	Shares	Market Value ($ Thousands)

Zurich Financial Services	3,026	$681
Zurich Financial Services ADR	1,151,400	25,999

		213,273

Taiwan — 1.3%
Advanced Semiconductor Engineering ADR	1,979,278	8,887
Catcher Technology	436,000	3,449
Cathay Financial Holding	9,538	12
Chinatrust Financial Holding	936,063	769
CTCI	225,000	298
E Ink Holdings	626,000	1,353
Far Eastern Textile	497,690	654
Fubon Financial Holding	8,617,612	12,356
High Tech Computer	377,179	9,939
Hiwin Technologies	160,680	1,664
HON HAI Precision Industry	475,540	1,212
Hwa Fong Rubber*	616,000	184
Long Bon International	488,000	196
MediaTek	79,620	808
Mega Financial Holding	1,375,980	1,225
Taishin Financial Holding	2,193,211	998
Taiwan Fertilizer	251,000	786
Taiwan Semiconductor Manufacturing	916,014	2,197
Taiwan Semiconductor Manufacturing ADR	844,000	10,103
United Microelectronics	4,159,000	1,632
United Microelectronics ADR	1,211,600	2,411

		61,133

Thailand — 1.1%
Advanced Info Service	315,100	1,192
Bangkok Bank	1,564,600	8,370
Bangkok Bank NVDR	143,968	770
Bank of Ayudhya	732,400	625
Bumrungrad Hospital	337,518	431
Charoen Pokphand Foods	16,214,200	17,048
CP ALL	6,311,516	10,808
Kasikornbank	905,300	3,860
Krung Thai Bank	6,538,300	4,171
Thanachart Capital	276,700	292
Total Access Communication	1,429,900	3,330

		50,897

Turkey — 0.7%
Akbank	1,009,789	3,800
Arcelik	553,608	1,958
Bizim Toptan Satis Magazalari	28,626	367
Cimsa Cimento Sanayi VE Tica	68,274	283
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	414,021	543
Ford Otomotiv Sanayi	76,992	519
KOC Holding ADR	449,600	8,115
Petkim Petrokimya Holding*	1,105,254	1,488
Turk Ekonomi Bankasi	890,576	904
Turkiye Garanti Bankasi	3,223,524	11,923
Turkiye Sinai Kalkinma Bankasi	1,168,350	1,257

		31,157

United Kingdom — 12.1%
Anglo American	8,907	370

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Antofagasta	48,940	$1,067
ARM Holdings	1,259,540	11,591
ARM Holdings ADR	745,000	20,547
AstraZeneca	501,471	23,818
AstraZeneca ADR	582,600	27,627
Aviva	73,714	407
BAE Systems	104,956	470
BAE Systems ADR	893,900	16,108
Barclays	499,460	1,384
Barclays ADR	519,800	5,806
BG Group	1,239,854	26,820
BHP Billiton	292,986	10,002
BP	1,063,813	6,965
BP PLC ADR	206,362	8,129
British American Tobacco	747,477	33,358
British Land ‡	351,590	3,080
British Sky Broadcasting Group	42,563	458
Cairn Energy*	164,282	894
Cape	75,514	590
Carnival	518,814	16,831
Catlin Group	87,949	533
Centrica	1,295,755	6,297
Compass Group	51,525	461
Diageo	744,239	15,000
Diageo ADR	254,800	20,450
Drax Group	152,300	1,287
Essar Energy*	79,948	328
Eurasian Natural Resources	27,794	307
Fresnillo	9,564	327
GlaxoSmithKline	61,366	1,310
Go-Ahead Group	8,512	219
HSBC Holdings	1,387,013	12,118
Imperial Tobacco Group	1,068,901	35,468
Intermediate Capital Group	2,844,737	11,501
Investec	239,276	1,684
Kingfisher	3,451,074	13,272
Lloyds Banking Group*	2,459,260	1,346
Marks & Spencer Group	77,622	407
Marks & Spencer Group ADR	825,200	8,516
National Grid	108,964	1,101
Old Mutual	160,793	313
Pearson	880,033	15,955
Prudential	27,278	276
Reckitt Benckiser Group	410,347	21,833
Reed Elsevier	50,281	411
Rexam	61,025	351
Rio Tinto	248,648	15,203
Rio Tinto ADR	500,400	30,605
Rolls-Royce Holdings	467,251	4,853
Royal Bank of Scotland Group*	3,764,626	1,484
SABMiller	348,288	12,639
Sage Group ADR	487,400	7,891
Scottish & Southern Energy	32,202	680
Shire	567,542	18,339
Standard Chartered	861,768	19,637
Tesco	3,570,326	22,012
Unilever	57,046	1,920
Unilever ADR	903,400	30,481
Vodafone Group	894,250	2,354
WH Smith	40,700	330
William Hill	192,915	708

Description	Shares	Market Value ($ Thousands)

WPP	45,101	$472

		557,001

United States — 2.2%
Advance America Cash Advance Centers	171,640	1,435
Axis Capital Holdings	556,100	15,938
Boise	478,443	2,971
CACI International, Cl A*	7,654	421
Calamos Asset Management, Cl A	36,343	429
Capital One Financial	287,624	13,245
Carnival	121,900	4,026
Cash America International	13,535	756
Centene*	32,925	1,050
Central Garden and Pet*	45,888	360
Community Bank System	14,544	364
ConocoPhillips	39,858	2,713
Everest Re Group	92,200	7,441
Golden Star Resources* (A)	377,686	924
Jakks Pacific	20,501	349
Lorillard	7,055	786
OM Group*	13,289	420
PHH*	66,186	1,256
Prosperity Bancshares	5,821	220
RenaissanceRe Holdings	148,500	9,737
Schlumberger	280,650	21,924
Thomson Reuters (CAD) (A)	27,763	860
True Religion Apparel*	7,649	233
Virgin Media	461,286	11,698
World Acceptance*	33,970	2,213

		101,769

Total Common Stock (Cost $4,242,758) ($ Thousands)		4,252,293

PREFERRED STOCK — 1.0%

Brazil — 0.1%
Cia Energetica de Minas Gerais	46,303	858
Itau Unibanco Holding ADR	344,100	6,249
Randon Participacoes	130,785	859

		7,966

Germany — 0.9%
Bayerische Motoren Werke	5,434	294
Henkel	46,685	2,764
Hugo Boss	147,048	14,552
KSB	304	189
RWE	7,323	248
Volkswagen	131,744	21,953

		40,000

Total Preferred Stock (Cost $38,719) ($ Thousands)		47,966

EXCHANGE TRADED FUNDS — 0.3%

United States — 0.3%
iShares MSCI EAFE Index Fund	3,800	204

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

iShares MSCI Emerging Markets Index Fund	261,200	$11,158

Total Exchange Traded Funds (Cost $12,401) ($ Thousands)		11,362

AFFILIATED PARTNERSHIP — 7.2%
SEI Liquidity Fund, L.P. 0.120% ** † (F)	334,528,744	332,219

Total Affiliated Partnership (Cost $334,529) ($ Thousands)		332,219

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund,Cl A 0.010% ** †	27,783,966	27,784

Total Cash Equivalent (Cost $27,784) ($ Thousands)		27,784

U.S. TREASURY OBLIGATIONS (D) (E) — 0.3%
U.S. Treasury Bills
0.130%, 06/28/12	$902	901
0.063%, 12/15/11	14,414	14,414

Total U.S. Treasury Obligations (Cost $15,312) ($ Thousands)		15,315

Total Investments — 102.0% (Cost $4,671,503)($ Thousands)††		$4,686,939

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:
Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,647	Sep-2011	$(3,691)
FTSE 100 Index	496	Sep-2011	(1,219)
Hang Seng Index	70	Sep-2011	87
Nikkei 225 Index	11	Sep-2011	(25)
S&P TSE 60 Index	134	Sep-2011	(277)
SPI 200 Index	150	Oct-2011	(322)
Topix Index	417	Sep-2011	(1,022)

			$(6,469)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $4,595,952 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in affiliated security.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $4,671,503 ($ Thousands), and the unrealized appreciation and depreciation were $358,657 ($ Thousands) and $(343,221) ($ Thousands), respectively.
(A)	This security or a partial position of this security is on loan at August 31, 2011. The total value of securities on loan atAugust 31, 2011 was $325,861 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2011 was $509 and represented 0.01% of Net Assets.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2011 was $332,219 ($ Thousands)

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI EAFE — Morgan Stanley Capital International Europe, Australia, and the Far East

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,251,820	$473	$—	$4,252,293
Preferred Stock	47,966	—	—	47,966
Exchange Traded Funds	11,362	—	—	11,362
Affiliated Partnership	—	332,219	—	332,219
Cash Equivalent	27,784	—	—	27,784
U.S. Treasury Obligations	—	15,315	—	15,315

Total Investments in Securities	$4,338,932	$348,007	$—	$4,686,939

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(6,469)	$—	$—	$(6,469)

Total Other Financial Instruments	$(6,469)	$—	$—	$(6,469)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.7%

Australia — 3.7%
BGP Holdings*	4,500	$—
BHP Billiton	15,406	657
BHP Billiton ADR	4,000	341
National Australia Bank	1,052	27
Rio Tinto	3,656	286
Santos	15,426	195
Telstra	20,700	67
Westpac Banking	134	3
Woodside Petroleum	6,540	248

		1,824

Austria — 1.6%
Conwert Immobilien Invest	11,403	161
Erste Group Bank	5,959	217
Schoeller-Bleckmann Oilfield Equipment	4,691	367
Voestalpine	1,070	41

		786

Belgium — 0.3%
KBC Groep	2,998	85
Recticel	5,843	46

		131

Brazil — 3.0%
Amil Participacoes	28,900	319
Banco Bradesco ADR	11,600	207
BM&F Bovespa	28,599	168
Cia Vale do Rio Doce ADR, Cl B	10,593	299
Embraer ADR	4,952	126
Natura Cosmeticos	6,765	161
Tim Participacoes ADR	5,962	186

		1,466

Canada — 4.6%
Bank of Nova Scotia	300	17
Barrick Gold	500	26
Brookfield Real Estate Services	2,000	28
Canadian National Railway	3,204	236
Canadian Natural Resources	5,273	200
Canadian Oil Sands	1,062	25
Cenovus Energy	4,974	180
Domtar	519	42
Enbridge	3,420	114
Goldcorp	1,740	90
High Liner Foods	400	6
Imperial Oil	200	8
Lundin Mining*	8,800	50
Magellan Aerospace*	1,300	4
Magna International, Cl A	3,600	137
MEG Energy*	1,350	65
Nexen	8,606	184
Nordion	3	—
Onex	100	4
Potash Corp of Saskatchewan	6,138	356
Potash Saskatchewan	800	46
Research In Motion*	3,951	128
Rogers Communications, Cl B	3,600	140
Sun Life Financial	7,400	201

Description	Shares	Market Value ($ Thousands)

Tembec*	1,000	$3

		2,290

China — 4.8%
Agricultural Bank of China	10,000	5
Anhui Conch Cement	75,500	317
Baidu ADR*	480	70
Bank of China	412,000	171
China Life Insurance	43,367	110
China Merchants Bank	160,975	344
China Minzhong Food*	20,000	20
China Oilfield Services	96,000	151
China Shipping Container Lines*	199,000	46
China Telecom	52,000	34
Focus Media Holding ADR*	1,605	50
Industrial & Commercial Bank of China	452,758	299
Mindray Medical International ADR	6,600	172
PICC Property & Casualty	36,000	64
Sinopharm Group	44,825	108
Tencent Holdings	5,464	130
Weichai Power	56,000	280

		2,371

Colombia — 0.5%
BanColombia ADR	3,700	243

Czech Republic — 0.2%
Komercni Banka	500	106

Denmark — 1.0%
AP Moller - Maersk, Cl B	29	203
Novo-Nordisk, Cl B	2,927	313

		516

Finland — 0.1%
Norvestia, Cl B	38	—
Sampo, Cl A	1,950	56

		56

France — 4.9%
Air Liquide	1,958	255
Arkema	611	47
AXA	9,963	160
BNP Paribas	11,296	583
Compagnie de St.-Gobain	1,660	84
Danone	980	67
Les Nouveaux Constructeurs Investissement	2,195	18
LVMH Moet Hennessy Louis Vuitton	2,218	375
Natixis	175	1
Peugeot	3,938	121
Publicis Groupe	4,210	198
Sanofi-Aventis	4,584	335
Societe Generale	3,101	104
Vallourec	800	72
Vivendi	588	14

		2,434

Germany — 6.1%
Adidas	3,995	279

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Aleo Solar*	212	$8
Allianz	2,115	218
BASF	5,517	393
Bayer	4,006	258
Bayerische Motoren Werke	1,978	160
Deutsche Bank	9,583	388
E.ON	5,808	127
Fresenius Medical Care	5,122	348
Infineon Technologies	2,341	20
Leifheit	675	19
SAP	8,205	449
Siemens	2,715	280
Volkswagen	408	62

		3,009

Greece — 0.0%
OPAP	901	11

Hong Kong — 3.0%
AIA Group	31,600	111
Alco Holdings	42,000	14
Allan International Holdings	88,000	27
China Mobile	2,500	25
CLP Holdings	2,500	23
CNOOC	125,412	254
First Pacific	56,000	54
GOME Electrical Appliances Holdings	129,000	55
Hong Kong Exchanges and Clearing	14,121	265
Hong Kong Ferry Holdings	10,000	8
Hongkong Land Holdings	14,000	81
Jardine Strategic Holdings	1,842	58
Melco Crown Entertainment ADR*	2,920	38
Orient Overseas International	43,500	216
Pacific Textile Holdings	75,000	45
Power Assets Holdings	10,000	78
SJM Holdings	25,000	58
Wing On International	30,111	65
Yue Yuen Industrial Holdings	11,500	32

		1,507

India — 0.3%
ICICI Bank ADR	3,700	146

Indonesia — 0.4%
Asahimas Flat Glass	20,000	22
Bank Mandiri	146,500	122
Bank Rakyat Indonesia Persero	72,000	57

		201

Ireland — 0.7%
Covidien	3,036	159
ICON ADR*	9,533	203

		362

Israel — 1.2%
Ceragon Networks*	12,659	123
Check Point Software Technologies*	3,710	202

Description	Shares	Market Value ($ Thousands)

Teva Pharmaceutical Industries ADR	6,475	$268

		593

Italy — 0.5%
Danieli & C Officine Meccaniche	620	16
Enel	33,760	165
Lottomatica*	1,586	25
Saipem	1,185	53
UniCredito Italiano	4,760	7

		266

Japan — 12.2%
Aeon	1,300	16
Arc Land Sakamoto	4,500	77
Asahi Kogyosha	4,000	19
AT-Group	2,000	27
Belluna	5,450	41
Best Denki	14,000	41
Canon	4,767	225
C’BON COSMETICS	1,400	28
Century Tokyo Leasing	2,900	57
Chuo Spring	3,000	12
Daihatsu Motor	3,500	58
Dai-ichi Life Insurance	98	114
Daito Trust Construction	700	65
Daiwa House Industry	3,000	37
Denso	7,900	253
Faith	198	24
Fanuc	1,699	283
Fields	16	30
First Juken	300	2
Futaba Industrial	11,000	76
Gamecard-Joyco Holdings	1,000	13
Happinet	600	10
Hinokiya Holdings	600	6
HIS	5,200	145
Hitachi	83,000	450
Hokkaido Coca-Cola Bottling	1,000	5
Hokkan Holdings	5,000	17
Hokuriku Gas	5,000	14
Honda Motor ADR	6,300	205
IT Holdings	200	2
JGC	2,000	57
Kamei	4,000	27
KDDI	43	323
Keiyo Gas	1,000	5
Kikuchi	600	12
Komatsu	14,631	391
KRS	900	10
K’s Holdings	4,600	203
Maruzen -General Commercial Kitchen Appliances & Equipment	2,000	13
Mitani	4,800	62
Mitsubishi UFJ Financial Group	107,653	489
Murakami	1,000	12
Nakano	2,500	6
Nichireki	4,000	20
NIFTY	20	25
Nippon Steel	65,000	196
Nippon Telegraph & Telephone	5,400	253
Nisshin Fudosan	4,800	27

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Nissin Sugar Manufacturing	23,000	$54
Nittan Valve	1,300	5
Obayashi Road	8,000	21
Olympus	2,100	61
Pacific Industrial	4,000	22
Raysum	28	4
San-Ai Oil	3,000	17
Sanoh Industrial	1,100	10
Sanrio	1,800	77
Sanyo Housing Nagoya	18	17
Secom	5,700	266
Seino Holdings	20,000	146
Senshu Electric	1,600	21
Shidax	2,600	11
Shoei Foods	100	1
Soken Chemical & Engineering	700	7
Starts	1,500	7
Sumitomo Mitsui Financial Group	100	3
Takagi Securities	7,000	7
Takeda Pharmaceutical	5,600	272
Tokai	4,200	87
Tokyu Construction	44,750	137
Toyota Motor	7,724	279
Toyota Tsusho	200	3
West Japan Railway	297	12
Yachiyo Industry	600	4

		6,034

Malaysia — 0.4%
Axiata Group	34,300	55
DRB-Hicom	169,400	116
Hong Leong Financial Group	7,200	28

		199

Mexico — 2.2%
Alfa, Cl A	4,500	55
America Movil, Ser L	70,400	90
Fomento Economico Mexicano	2,000	13
Fomento Economico Mexicano ADR	1,070	74
Gruma, Ser B, Cl B*	81,000	161
Grupo Elektra	2,103	178
Grupo KUO De	9,900	12
Grupo Simec, Ser B, Cl B*	5,900	14
Industrias Bachoco	4,617	8
Industrias Bachoco ADR	587	13
Telefonos de Mexico, Cl L	99,400	85
Telefonos de Mexico ADR	10,647	182
Wal-Mart de Mexico	78,005	209

		1,094

Netherlands — 3.0%
ArcelorMittal	7,573	167
Core Laboratories	4,300	480
European Aeronautic Defense and Space	7,458	237
ING Groep*	23,811	207
Royal KPN	9,735	138
Unilever	4,831	164
Yandex, Cl A*	2,314	71

		1,464

Description	Shares	Market Value ($ Thousands)

New Zealand — 0.2%
Telecom of New Zealand	35,732	$77

Norway — 1.1%
DnB	25,150	304
Norsk Hydro	25,658	157
Yara International	1,500	83

		544

Philippines — 0.0%
Alaska Milk	33,900	10
Philippine National Bank*	7,400	10

		20

Poland — 1.0%
Getin Holding*	3,605	12
KGHM Polska Miedz	4,244	257
Polski Koncern Naftowy Orlen	9,007	124
Tauron Polska Energia	54,387	101

		494

Russia — 0.2%
NovaTek GDR	400	54
Surgutneftegaz ADR	3,407	29

		83

Singapore — 1.0%
Bukit Sembawang Estates	11,000	37
DBS Group Holdings	19,000	210
Golden Agri-Resources	8,000	4
GP Batteries International	17,000	14
Hiap Seng Engineering	89,000	24
Ho Bee Investment	16,000	18
Keppel	8,000	62
Oversea-Chinese Banking	2,000	15
QAF	39,000	20
Technics Oil & Gas	8,000	6
United Overseas Bank	2,000	31
Wilmar International	13,000	57

		498

South Africa — 0.4%
Exxaro Resources	2,830	76
MTN Group	4,320	89
Stefanutti Stocks Holdings	7,228	11

		176

South Korea — 2.9%
Celltrion	1,330	58
Dae Han Flour Mills	108	14
Hana Financial Group	370	13
Hanjin Shipping	4,650	77
Hyundai Hysco	1,030	47
Ilshin Spinning	222	18
Kia Motors	3,895	260
Kolon Industries	1,800	57
Korea Zinc	175	69
KyungDong City Gas	297	15
LG	440	26
Nexen	1,031	69
Nong Shim Holdings	604	31
POSCO	326	124
Samsung Electronics	314	221

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

SK Holdings	926	$144
Taekwang Industrial	129	170
YESCO	1,030	25

		1,438

Spain — 1.0%
Banco Pastor	23	—
Mapfre	64,765	222
Telefonica	12,619	263

		485

Sweden — 2.1%
Billerud	1,324	11
Getinge, Cl B	10,091	261
Hennes & Mauritz, Cl B	8,933	279
Nordea Bank	857	8
Svenska Cellulosa, Cl B	243	3
Swedbank, Cl A	4,960	68
Telefonaktiebolaget LM Ericsson ADR	19,700	221
Volvo, Cl B	14,032	175

		1,026

Switzerland — 4.8%
Clariant	2,237	25
Credit Suisse Group	6,858	196
Credit Suisse Group ADR	4,400	126
Julius Baer Group	3,760	154
Nestle	9,490	587
Novartis	5,671	331
Novartis ADR	3,100	181
Roche Holding	2,712	474
Schindler Holding	479	57
Swatch Group, Cl B	239	109
Transocean	2,300	129

		2,369

Taiwan — 2.7%
Advanced Semiconductor
Engineering ADR	55,187	248
Asia Polymer	37,500	59
Asustek Computer	1,647	14
Catcher Technology	8,000	63
Chunghwa Telecom ADR	6,563	228
CMC Magnetics*	78,000	13
Elitegroup Computer Systems	52,000	14
Formosa Chemicals & Fibre	5,000	15
Formosa Petrochemical	7,000	21
High Tech Computer	13,440	354
Hiwin Technologies	3,090	32
HON HAI Precision Industry	7,392	19
Mega Financial Holding	94,860	85
Nan Ya Plastics	6,000	14
Pegatron*	3,633	4
Quanta Computer	8,000	16
United Microelectronics ADR	41,062	82
Yageo	72,000	23
Zenitron	23,000	16

		1,320

Thailand — 1.0%
Bangchak Petroleum	7,700	6
Charoen Pokphand Foods	77,800	82
PTT (Foreign)	20,600	226

Description	Shares	Market Value ($ Thousands)

Total Access Communication	73,200	$170

		484

Turkey — 0.6%
Akbank	28,134	106
Turkiye Garanti Bankasi	56,907	210

		316

United Kingdom — 14.2%
ARM Holdings	16,255	150
ARM Holdings ADR	20,700	571
AstraZeneca	7,222	343
Aviva	10,955	61
Barclays	19,305	53
BG Group	18,566	402
BHP Billiton	5,925	202
BP	21,255	139
BP PLC ADR	4,764	188
British American Tobacco	11,108	496
British Land ‡	6,610	58
Carnival	6,531	212
Dart Group	7,297	9
Diageo	17,175	346
HSBC Holdings	33,796	295
Imperial Tobacco Group	5,732	190
Kingfisher	57,067	219
Meggitt	12,990	73
Pearson	14,309	259
Reckitt Benckiser Group	5,802	309
Rio Tinto	5,500	336
Rio Tinto ADR	5,800	355
Rolls-Royce Holdings	6,160	64
Royal Bank of Scotland Group*	223,280	88
SABMiller	4,460	162
Shire	14,729	476
Standard Chartered	12,208	278
Subsea 7	5,000	116
Tesco	55,315	341
Unilever ADR	7,400	250

		7,041

United States — 1.8%
Apple*	124	48
Capital One Financial	4,877	225
Carnival	3,400	112
Chevron	392	39
ConocoPhillips	3,750	255
Everest Re Group	2,600	210
Golden Star Resources*	1,195	3
Philip Morris International	366	25

		917

Total Common Stock (Cost $45,361) ($ Thousands)		44,397

PREFERRED STOCK — 1.1%

Brazil — 0.3%
Itau Unibanco Holding ADR	9,600	174

Germany — 0.8%
Hugo Boss	420	42
RWE	88	3
Volkswagen	1,923	320

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
WMF Wuerttembergische Metallwarenfabrik	186	$6

Total Preferred Stock (Cost $438) ($ Thousands)		545

EXCHANGE TRADED FUND — 0.6%

United States — 0.6%
iShares MSCI Emerging Markets Index Fund	7,300	312

Total Exchange Traded Fund (Cost $341) ($ Thousands)		312

U.S. TREASURY OBLIGATION (A) (B) — 0.3%
U.S. Treasury Bills
0.031%, 12/15/11	$170	170

Total U.S. Treasury Obligation (Cost $170) ($ Thousands)		170

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	483,119	483

Total Cash Equivalent (Cost $483) ($ Thousands)		483

Total Investments — 92.7% (Cost $46,793)($ Thousands) ††		$45,907

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	22	Sep-2011	$(26)
FTSE 100 Index	6	Sep-2011	(4)
Hang Seng Index	1	Sep-2011	—
S&P TSE 60 Index	2	Sep-2011	(6)
SPI 200 Index	1	Oct-2011	2
Topix Index	3	Sep-2011	(12)

			$(46)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $49,543 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $46,793 ($ Thousands), and the unrealized appreciation and depreciation were $3,425 ($ Thousands) and $(4,311) ($ Thousands), respectively.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase. (B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard and Poor’s

Ser — Series

SPI — Share Price Index

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,397	$—	$—	$44,397
Preferred Stock	545	—	—	545
Exchange Traded Fund	312	—	—	312
U.S. Treasury Obligation	—	170	—	170
Cash Equivalent	483	—	—	483

Total Investments in Securities	$45,737	$170	$—	$45,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(46)	$—	$—	$(46)

Total Other Financial Instruments	$(46)	$—	$—	$(46)

*	Future contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31,2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 27.7%
Advanstar Communications First Lien
2.500%, 06/02/14	$524	$390
Advantage Sales & Marketing 2nd Lien
9.250%, 06/18/18	550	522
Advantage Sales & Marketing Term Loan
5.250%, 12/17/17	997	936
Affinion Group Holdings
5.000%, 10/08/16	494	445
Alliant Insurance Service Term Loan
3.246%, 08/21/14	667	611
Allison Transmission
2.960%, 08/07/14	649	609
American Rock Salt Term Loan B
5.500%, 04/19/17	798	765
Ameristar Casinos Term Loan B
4.000%, 04/14/18	673	646
Aramark Facility
0.093%, 01/26/14	27	26
Aramark US Term Loan
2.121%, 01/26/14	341	322
Ashland Term Loan B
3.750%, 07/12/18	1,000	978
Asurion LLC 1st Lien
5.500%, 06/10/18	490	457
Asurion LLC 2nd Lien
9.000%, 05/20/19	1,000	957
Atlantic Broadband Finance LLC Tranche B
4.000%, 02/24/16	472	446
Avaya
3.064%, 10/26/14	165	147
Avaya Term B-3 Loan
4.814%, 10/26/17	831	716
Biomet Dollar Term Loan
3.247%, 03/25/15	311	295
3.221%, 03/25/15	16	15
3.218%, 03/25/15	103	98
Black Press US Partnership Term B-1 Tranche
2.254%, 08/02/13	462	416
Black Press US Partnership Term B-2 Tranche
2.254%, 08/02/13	280	252
Burlington Coat Factory Term B Loan
6.250%, 02/10/17	533	502
Calpine Term Loan
4.500%, 04/01/18	299	276
Cannery Casino
4.471%, 05/17/13	108	100
Cannery Casino 1st Lien Term Loan
4.471%, 05/17/13	131	121
CDW
3.707%, 10/12/14	290	272
Cedar Fair
4.000%, 12/15/16	540	524

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cengage Learning Holdco
2.500%, 06/28/14	$1,185	$979
Ceridian
3.221%, 11/08/14	497	425
Charter
2.190%, 03/15/14	2	2
Charter Communications Term Loan C
3.500%, 09/06/16	523	498
Citco Term Loan
6.250%, 05/24/18	1,100	1,018
City Center Holdings LLC Term Loan
7.500%, 01/31/15	800	775
Claire’s Stores
3.003%, 05/29/14	193	167
2.996%, 05/29/14	919	798
CMP Susquehanna Term Loan Tranche 1
2.250%, 05/05/13	774	764
CommScope Term Loan
5.000%, 01/14/18	299	287
Community Health Systems Delayed Draw Term Loan
2.569%, 07/25/14	28	26
Community Health Systems Extended Term Loan
3.819%, 01/25/17	288	263
Community Health Systems Funded Term Loan
2.569%, 07/25/14	573	531
ConvaTec Dollar Term Loan
5.750%, 12/30/16	1,298	1,224
Cristal Inorganic Chemicals US
5.996%, 11/15/14	500	484
DAE Aviation Holdings Tranche B-1 Loan
5.260%, 07/31/14	522	487
DAE Aviation Holdings Tranche B-2 Loan
5.260%, 09/27/14	501	469
Del Monte Foods Term Loan
4.500%, 03/08/18	600	566
Delphi Tranche B
3.500%, 03/31/17	495	479
Dex Media West LLC
7.000%, 10/24/14	1,131	828
Dex Media West LLC Term Loan B
0.000%, 10/24/14 (A)	275	201
Dole Food Tranche B-2 Loan
6.000%, 07/08/18	140	135
Dunkin Brands Term Loan
4.000%, 11/23/17	498	478
Emergency Medical Services Initial Term Loan
5.250%, 04/27/18	605	560
Endo Pharmaceuticals Term Loan B
4.000%, 06/08/18	1,000	978
EquiPower Resource Holdings Term Loan B-1
5.750%, 01/26/18	499	478

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Federal Mogul
2.158%, 12/29/14	$2	$2
2.148%, 12/29/14	72	65
2.138%, 12/29/14	379	344
Federal Mogul Term Loan C
2.158%, 12/28/15	1	1
2.148%, 12/28/15	204	184
2.138%, 12/28/15	26	24
Fidelity National Information Services
5.250%, 07/18/16	417	411
First Data
2.967%, 09/24/14	657	578
First Data Dollar Term Loan
4.217%, 03/24/18	636	533
First Data Term Loan B-3
2.967%, 09/24/14	68	59
Firth Rixson Facility B
4.746%, 12/18/15	250	229
Firth Rixson Facility C
5.246%, 12/20/16	250	230
Flextronics International Term A-2
2.437%, 10/01/14	259	245
Flextronics International Term A-3
2.460%, 10/01/14	303	286
Ford Motor
2.960%, 12/15/15	119	117
Ford Motor Tranche 1
2.960%, 12/15/15	43	42
Ford Motor Tranche 2
2.960%, 12/15/15	19	18
Formula One (Alpha D2) Facility, Ser B
2.651%, 12/31/13	286	268
Formula One (Alpha D2) Facility, Ser B2
2.651%, 12/31/13	202	188
Freescale Semiconductor Extended Term Loan
4.438%, 12/01/16	1,155	1,050
Gambro Holding Facility B2
2.213%, 06/05/14	6	6
Gambro Holding Facility C2
3.213%, 06/05/15	6	6
Gibson Energy Term Loan
5.750%, 06/14/18	1,000	945
Global Cash Access Term Loan
7.000%, 02/01/16	514	501
Goodman Global
5.750%, 10/06/16	335	329
Graham Packaging
6.000%, 09/23/16	248	245
Graphic Packaging
2.996%, 05/16/14	9	9
Graphic Packaging International Incremental Term Loan
3.043%, 05/16/14	4	4
2.999%, 05/16/14	37	36
2.996%, 05/16/14	82	79
2.996%, 05/16/14	149	144
2.968%, 05/16/14	16	16
2.957%, 05/16/14	41	39

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harron Communications L.P. Term Loan B
5.250%, 10/05/17	$698	$669
HCA Tranche B Term Loan
2.496%, 11/18/13	858	829
Hertz
3.750%, 03/04/18	419	396
Hexion Specialty Chemical, Ser C-1
2.500%, 05/05/13	350	325
Hexion Specialty Chemical, Ser C-2
2.500%, 05/05/13	157	146
Hub International Delayed Draw Term Loan
2.746%, 06/13/14	90	82
Hub International Initial Term Loan
2.746%, 06/13/14	402	365
Iasis Healthcare Hybrid Term Loan
5.000%, 05/03/18	406	374
IMS Health
4.500%, 08/31/17	696	667
Infor Enterprise Solutions
5.980%, 07/28/12	418	378
Infor Global Enterprise Solutions
6.471%, 03/02/14	27	21
Infor Global Enterprise Solutions Tranche 1
6.471%, 03/02/14	138	107
Infor Global Solutions
5.980%, 07/28/15	218	197
Infor Global Solutions Intermediate Holdings
6.471%, 03/02/14	305	236
Infor Global Solutions Tranche B-2
7.250%, 07/28/15	500	453
Integra Telecom
9.250%, 04/07/15	564	531
Intelsat
3.246%, 02/01/14	450	407
Intelsat Jackson Holdings
5.250%, 04/03/18	304	291
Intersil Term Loan B
4.750%, 04/26/16	232	223
Inventiv Health
4.750%, 05/07/16	297	280
Inventiv Health Incremental Term Loan B-3
6.750%, 07/19/18	500	470
Inventiv Health Term Loan B
6.500%, 08/04/16	698	659
Inventiv Health Term Loan B-1
4.750%, 08/04/16	42	40
Inventiv Health Term Loan B-2
0.000%, 08/04/16 (A)	86	82
J. Crew Term Loan
4.750%, 01/26/18	998	888
Knology Term Loan B
4.000%, 08/08/17	498	471

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lamar Media
4.000%, 10/01/16	$285	$276
Language Line Term Loan B
6.250%, 06/20/16	489	462
Live Nation Entertainment
4.500%, 10/20/16	247	234
Manitowoc Term Loan B
4.250%, 11/13/17	500	480
MedMedia USA Term Loan B
4.500%, 10/05/13	158	147
2.560%, 10/05/13	1	1
2.480%, 10/05/13	338	314
Meg Energy Initial Term Loan
4.000%, 03/18/18	650	622
Metro PCS Wireless Tranche B-3
4.000%, 03/19/18	234	219
3.938%, 03/19/18	766	718
NCI Building Systems Tranche B
8.000%, 04/18/14	659	631
Neiman Marcus Group Term Loan
4.750%, 05/10/18	491	456
Nelson Education
2.746%, 07/05/14	800	633
Nexstar Broadcasting Term Loan B
5.000%, 09/30/16	449	431
Nielsen Finance New Facility
2.206%, 12/31/17	589	562
NRG Energy Term Loan B
0.000%, 07/01/18 (A)	700	674
NXP BV
4.500%, 03/07/17	479	447
PACTIV US Term Loan
4.250%, 02/09/18	192	184
Penn National Gaming Term Loan B
3.750%, 06/14/18	448	435
Quantum Term Loan
3.746%, 07/11/14	950	938
Quebecor Media
2.249%, 01/17/13	389	376
Quintiles Transnational Term Loan B
5.000%, 05/26/18	885	820
Raycom TV Broadcasting Term Loan B
0.000%, 05/31/17 (A)	1,000	938
re/max International
5.500%, 04/16/16	460	428
Reable Therapeutics (DJO Finance) Term Loan B
3.221%, 05/20/14	355	330
Realogy Extended Synthetic Commitments
4.400%, 10/10/16	155	127
Realogy Extended Term Loan
4.522%, 10/10/16	1,283	1,056
Regal Cinemas Term Loan
3.496%, 08/23/17	597	566
Renal Advantage Holdings
5.750%, 11/12/16	966	946

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Revel AC Term Loan B
9.000%, 02/17/17	$820	$705
Reynolds Group Holdings Term Loan
4.250%, 02/09/18	701	670
Rock-Tenn, Term B Loan
3.500%, 05/29/18	600	593
Roundys Supermarkets 2nd Lien
10.000%, 04/16/16	500	488
Roundys Supermarkets Extended Tranche B
5.500%, 11/03/13	18	17
3.721%, 11/03/13	10	10
3.687%, 11/03/13	280	266
3.686%, 11/03/13	186	177
Rovi Guides
4.000%, 02/07/18	2	2
Rovi Guides Term Loan B
4.000%, 02/07/18	248	238
San Juan Cable Holdings Term Loan B
6.000%, 06/09/17	750	720
Seaworld Parks & Entertainment Term Loan B
4.000%, 08/08/17	707	682
Sedgwick Claims Management
5.000%, 12/31/16	599	555
Sensata Technologies BV Term Loan
4.000%, 05/10/18	1,000	961
Sequa Term Loan
3.510%, 12/03/14	17	16
3.500%, 12/03/14	483	451
Smart Technologies
2.996%, 08/28/14	497	465
Solvest Tranche C-2
6.000%, 07/08/18	260	250
Star West Generation LLC Term Loan B
6.000%, 05/17/18	1,113	1,069
Sungard Data Systems
3.871%, 02/28/16	20	19
3.842%, 02/28/16	286	270
Sungard Data Systems Term
3.894%, 02/28/16	92	87
Sungard Data Systems Term Loan B
3.858%, 02/28/16	46	44
Sungard Term Loan A
1.963%, 02/28/14	80	76
1.955%, 02/28/14	520	489
Supervalu
1.562%, 06/02/12	445	440
Syniverse Holdings
5.250%, 12/21/17	498	484
Telesat Canada Term I Loan
3.230%, 10/31/14	410	389
Telesat Canada Term II Loan
3.230%, 10/31/14	35	33
Terex Term Loan
5.500%, 07/28/17	500	490

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas Competitive Electric Holdings Extended Term Loan
4.772%, 10/10/17	$445	$327
4.705%, 10/10/17	419	308
Texas Competitive Electric
Holdings Term Loan
3.706%, 10/10/14	166	126
Transdigm Term Loan
4.000%, 02/14/17	498	478
TransUnion
4.750%, 02/26/18	599	568
TWCC Holding
4.250%, 02/11/17	499	480
U.S. Telepacific Term Loan
5.750%, 02/23/17	998	960
United Surgical Partners International
2.230%, 04/19/14	459	418
2.230%, 04/21/14	204	186
2.190%, 04/19/14	433	395
Universal Healthcare
4.000%, 05/16/16	413	393
Univision Communications Extended Term Loan B
4.471%, 03/31/17	1,194	1,027
Vanguard Health Term Loan
5.000%, 01/15/16	1,093	1,037
Verint Systems Term Loan B
4.500%, 10/06/17	312	298
Walter Energy Term Loan B
4.000%, 04/02/18	499	475
Warner Chilcott LLC Term Loan B1
4.250%, 03/14/18	274	263
4.250%, 03/15/18	126	121
Waste Industries USA Term Loan B
4.750%, 03/16/17	698	653
Wide Open West Finance 1st Lien
6.706%, 06/30/14	700	651
2.170%, 06/30/14	534	485

Total Loan Participations
(Cost $81,721) ($ Thousands)		77,820

CORPORATE OBLIGATIONS — 6.9%

Consumer Discretionary — 0.6%
Allison Transmission
7.125%, 05/15/19 (B)	231	214
Citadel Broadcasting
7.750%, 12/15/18 (B)	62	67
Macy’s Retail Holdings
5.350%, 03/15/12	100	102
Rent-A-Center
6.625%, 11/15/20	1,100	1,056
Target
0.420%, 07/18/14 (C)	200	200

		1,639

Consumer Staples — 0.8%
American Renal Holdings
8.375%, 05/15/18	250	249

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch InBev Worldwide
0.609%, 07/14/14 (C)	$200	$200
Bottling Group LLC
4.625%, 11/15/12	55	58
CDRT Merger Sub
8.125%, 06/01/19 (B)	1,012	944
Elizabeth Arden
7.375%, 03/15/21	100	99
PepsiCo
0.800%, 08/25/14	120	120
Reynolds Group Issuer
6.875%, 02/15/21 (B)	185	172
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (B)	450	446

		2,288

Energy — 0.3%
BP Capital Markets
3.125%, 03/10/12	125	126
Canadian Natural Resources
5.700%, 05/15/17	150	175
Energy Transfer Equity
7.500%, 10/15/20	500	513

		814

Financials — 2.3%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	100	107
Ally Financial
2.200%, 12/19/12	300	307
American Express Credit
1.096%, 06/24/14 (C)	250	247
Bank of America MTN
1.673%, 01/30/14 (C)	200	191
Bank of Montreal MTN
0.723%, 04/29/14 (C)	125	125
BB&T
0.953%, 04/28/14 (C)	125	124
Capital One Financial MTN
5.700%, 09/15/11	150	150
Caterpillar Financial Services MTN
1.375%, 05/20/14	95	96
CIT Group
7.000%, 05/01/17	600	592
Citigroup
0.522%, 06/09/16 (C)	150	125
Citigroup Funding
2.125%, 07/12/12	250	254
1.875%, 10/22/12	400	407
1.875%, 11/15/12	1,009	1,028
General Electric Capital MTN
1.142%, 05/09/16 (C)	150	144
Goldman Sachs Group
1.269%, 02/07/14 (C)	150	145
HSBC Bank
0.716%, 05/15/13 (B) (C)	200	200
John Deere Capital MTN
0.399%, 07/15/13 (C)	250	250
JPMorgan Chase
2.125%, 12/26/12	150	153

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Capital XXI
1.205%, 02/02/37 (C)	$250	$174
Monumental Global Funding
0.449%, 01/15/14 (B) (C)	230	223
Morgan Stanley MTN
0.546%, 01/09/14 (C)	200	190
Prudential Financial MTN
5.100%, 12/14/11	150	151
Reinsurance Group of America
5.625%, 03/15/17	200	222
Royal Bank of Canada MTN
0.550%, 04/17/14 (C)	250	250
Standard Chartered
1.231%, 05/12/14 (B) (C)	200	200
State Street
0.353%, 04/30/12 (C)	135	135
Toronto-Dominion Bank
0.549%, 07/14/14 (C)	105	105
Unitrin
6.000%, 05/15/17	110	115

		6,410

Health Care — 0.4%
Alere
9.000%, 05/15/16	800	785
Express Scripts
5.250%, 06/15/12	100	103
Pfizer
4.450%, 03/15/12	300	306
Sanofi
0.556%, 03/28/14 (C)	75	76

		1,270

Industrials — 0.9%
Boart Longyear Management
7.000%, 04/01/21 (B)	1,250	1,241
Caterpillar
1.375%, 05/27/14	100	101
Continental Airlines
0.603%, 06/02/13 (C)	142	134
Danaher
1.300%, 06/23/14	135	137
NXP BV
9.750%, 08/01/18 (B)	240	253
Packaging Dynamics
8.750%, 02/01/16 (B)	600	601

		2,467

Information Technology — 0.4%
Hewlett-Packard
0.719%, 05/30/14 (C)	175	174
iGate
9.000%, 05/01/16 (B)	800	756
Texas Instruments
0.466%, 05/15/13 (C)	150	150
Xerox
1.110%, 05/16/14 (C)	160	160

		1,240

Materials — 0.3%
E.I. Du Pont de Nemours
0.667%, 03/25/14 (C)	70	70

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verso Paper Holdings LLC
11.500%, 07/01/14	$607	$644

		714

Telecommunication Services — 0.7%
Affinion Group
7.875%, 12/15/18	550	487
Cengage Learning Acquisitions
10.500%, 01/15/15 (B)	400	308
Comcast Cable Holdings LLC
9.800%, 02/01/12	200	207
EH Holding
6.500%, 06/15/19 (B)	250	250
New Cingular Wireless Services
8.125%, 05/01/12	175	184
Sinclair Television Group
8.375%, 10/15/18	500	501
Vodafone Group PLC
0.534%, 02/27/12 (C)	150	150

		2,087

Utilities — 0.2%
Calpine
7.500%, 02/15/21 (B)	375	379
DTE Energy
1.031%, 06/03/13 (C)	76	76
Georgia Power
1.300%, 09/15/13	150	151

		606

Total Corporate Obligations (Cost $19,932) ($ Thousands)		19,535

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
FHLB
4.625%, 08/15/12	500	521
2.000%, 09/14/12	1,000	1,018
1.750%, 08/22/12	1,540	1,562
1.625%, 09/26/12	250	253
0.450%, 09/21/12	300	300
0.350%, 07/25/12	1,500	1,500
FHLMC
1.750%, 06/15/12	1,000	1,012
1.125%, 07/27/12	1,000	1,007
FNMA
4.375%, 09/15/12	1,000	1,043
1.750%, 08/10/12	215	218
1.000%, 11/23/11 to 12/27/12	2,300	2,316
0.500%, 10/30/12	650	652

Total U.S. Government Agency Obligations (Cost $11,397) ($ Thousands)		11,402

MORTGAGE-BACKED SECURITIES — 3.2%

Agency Mortgage-Backed Obligations — 2.0%
FHLMC TBA
4.000%, 09/15/41	1,500	1,553
FNMA
6.000%, 09/01/39 to 04/01/40	565	627

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA TBA
4.000%, 09/15/19	$200	$211
3.500%, 09/01/40	2,400	2,504
NCUA Guaranteed Notes
0.227%, 06/12/13 (C)	260	260
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.640%, 10/07/20 (C)	321	322
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.581%, 05/07/20 (C)	94	94

		5,571

Non-Agency Mortgage-Backed Obligations — 1.2%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (B)	125	134
Banc of America Funding, Ser 2005-F, Cl 4A1
3.077%, 09/20/35 (C)	370	264
Banc of America Funding, Ser 2006-D, Cl 3A1
2.917%, 05/20/36 (C)	287	210
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.717%, 08/15/29 (B) (C)	118	109
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.880%, 02/25/35 (C)	158	130
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2006-1, Cl A1
2.520%, 02/25/36 (C)	276	236
Commercial Mortgage Pass- Through Certificates, Ser 2006- FL12, Cl A2
0.307%, 12/15/20 (B) (C)	73	72
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
2.993%, 04/19/36 (C)	323	236
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C4, Cl A1
1.525%, 07/15/46 (B)	97	96
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	200	203
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
5.052%, 06/25/37 (C)	261	193
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.633%, 07/25/35 (C)	305	229
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-2, Cl 1A1
2.663%, 08/25/36 (C)	289	214
MortgageIT Trust, Ser 2005-4, Cl A1
0.498%, 10/25/35 (C)	311	210

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
3.277%, 11/25/35 (C)	$122	$81
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
2.664%, 12/25/35 (C)	300	245
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (B)	102	103
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.738%, 12/25/34 (C)	258	235
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 3A2
2.758%, 10/25/35 (C)	71	66
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 6A3
2.751%, 10/25/35 (C)	102	89
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A3
2.747%, 03/25/36 (C)	109	92

		3,447

Total Mortgage-Backed Securities (Cost $9,760) ($ Thousands)		9,018

ASSET-BACKED SECURITIES — 3.1%

Automotive — 1.8%
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/14 (B)	150	156
AmeriCredit Automobile Receivables Trust, Ser 2007- CM, Cl A4A
5.550%, 04/07/14	147	150
AmeriCredit Automobile Receivables Trust, Ser 2007- DF, Cl A4A
5.560%, 06/06/14	108	111
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	180	181
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	85	89
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	142	142
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	40	40

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31,2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	$100	$100
Avis Budget Rental Car Funding AESOP LLC, Ser 2009-2A, Cl A
5.680%, 02/20/14 (B)	110	116
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-2A, Cl A
3.630%, 08/20/14 (B)	100	104
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (B)	200	205
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (B)	142	143
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	300	301
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	205	205
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	60	60
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	54	54
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	210	217
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	100	103
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (B)	175	176
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	121	121
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	100	101
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A4
2.980%, 08/15/14	105	108
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	105	105
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	105	106
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A3
3.190%, 11/15/13	141	142
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	105	106
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	165	165

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (B)	$150	$152
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	90	91
Huntington Auto Trust, Ser 2009- 1A, Cl A4
5.730%, 01/15/14 (B)	100	103
Hyundai Auto Lease Securitization Trust 2011-A, Ser 2011-A, Cl A2
0.690%, 11/15/13 (B)	100	100
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	148	149
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	95	95
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	105	105
Nissan Auto Receivables Owner Trust, Ser 2008-A, Cl A4
4.280%, 06/16/14	73	74
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	180	181
Santander Consumer Acquired Receivables Trust, Ser 2011- WO, Cl A2
0.910%, 11/15/13 (B)	80	80
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	95	95
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	40	40
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A2
0.810%, 10/15/13	100	100

		4,972

Credit Cards — 0.4%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.387%, 09/15/16 (C)	145	143
Chase Issuance Trust, Ser 2005- C2, Cl C2
0.647%, 01/15/15 (C)	200	200
Citibank Credit Card Issuance
Trust, Ser 2007-B5, Cl B5
0.825%, 11/07/14 (C)	250	250
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (B)	250	255
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.307%, 05/16/16 (B) (C)	250	253

		1,101

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 0.3%
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl M1
0.637%, 08/25/35 (C)	$350	$292
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.597%, 09/25/35 (C)	370	163
Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.577%, 12/25/35 (C)	470	208
Residential Asset Securities, Ser 2005-KS12, Cl M1
0.627%, 01/25/36 (C)	375	179

		842

Other Asset-Backed Securities — 0.6%
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (B)	250	257
CNH Equipment Trust, Ser 2011- A, Cl A2
0.620%, 06/16/14	60	60
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	400	403
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.757%, 09/15/14 (C)	175	177
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.757%, 10/20/14 (B) (C) 225		228
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (B)	150	150
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	100	100
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.668%, 10/26/15 (B) (C) 200		202
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.057%, 12/16/24 (B) (C) 116		116

		1,693

Total Asset-Backed Securities (Cost $9,331) ($ Thousands)		8,608

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Inflation-Protected Securities
2.000%, 04/15/12	462	468
U.S. Treasury Notes
1.000%, 04/30/12	1,775	1,786
0.750%, 11/30/11	100	100

Total U.S. Treasury Obligations (Cost $2,357) ($ Thousands)		2,354

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BOND — 0.1%
New Jersey State Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	$250	$262

Total Municipal Bonds (Cost $262) ($ Thousands)		262

CERTIFICATES OF DEPOSIT — 0.2%
Canadian Imperial Bank of Commerce NY
0.420%, 06/29/12	200	200
DnB Bank
0.300%, 03/02/12	250	250

Total Certificates of Deposit (Cost $450) ($ Thousands)		450

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% †*	2,476,643	2,477

Total Cash Equivalent (Cost $2,477) ($ Thousands)		2,477

AFFILIATED PARTNERSHIP — 54.9%
SEI LIBOR Plus Portfolio †	22,160,542	154,237

Total Affiliated Partnership (Cost $173,474) ($ Thousands)		154,237

Total Investments — 101.8% (Cost $311,161) ($ Thousands) ††		$286,163

A summary of outstanding futures contracts held by the Fund at August 31, 2011 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	7	Dec-2011	$2
U.S. 2-Year Treasury Note	(11)	Jan-2012	—
U.S. 10-Year Treasury Note	(19)	Dec-2011	(4)

			$(2)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $281,096 ($ Thousands)

*	The rate reported is the 7-day effective yield as of August 31, 2011.

†	Investment in affiliated security.

(A)	Unsettled Loan Participation. Interest rate not available.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2011. The date reported on the Schedule of Investments is the final maturity date.

8	SEI Institutional Invetments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2011

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $311,161 ($ Thousands), and the unrealized appreciation and depreciation were $1,175 ($ Thousands) and $(26,173) ($ Thousands) respectively.

AMBAC — American Municipal Bond Assurance Company

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $O or have been rounded to $O.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$19,535	$—	$19,535
U.S. Government Agency
Obligations	—	11,402	—	11,402
Mortgage-Backed Securities	—	9,018	—	9,018
Asset-Backed Securities	—	8,608	—	8,608
U.S. Treasury Obligations	—	2,354	—	2,354
Affiliated Partnership	154,237	—	—	154,237
Loan Participations	—	77,820	—	77,820
Certificates of Deposit	—	450	—	450
Municipal Bond	—	262	—	262
Cash Equivalent	2,477	—	—	2,477

Total Investments in Securities	$156,714	$129,449	$—	$286,163

Other Financial Instruments	Level 1		Level 2	Level 3	Total
Futures Contracts*		$(2)	$—	$—	$(2)

Total Other Financial Instruments *		$(2)	$—	$—	$(2)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Reporting/ August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 53.1%

Agency Mortgage-Backed Obligations — 42.0%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$556	$566
FHLMC
11.000%, 02/17/21	1,443	1,612
10.000%, 03/17/26 to 10/01/30	2,992	3,554
7.500%, 08/01/30 to 09/20/38	2,785	3,248
7.000%, 11/01/15 to 09/01/25	137	156
6.500%, 06/01/17 to 12/01/36	10,195	11,518
6.000%, 05/01/17 to 10/01/38	40,675	45,303
5.625%, 11/23/35	1,620	1,783
5.500%, 12/01/13 to 12/01/38	34,157	38,163
5.125%, 11/17/17	5,000	6,010
5.000%, 04/18/17 to 08/01/41	59,609	64,978
4.500%, 02/01/41 to 08/01/41	92,095	98,091
4.000%, 10/01/33 to 01/01/41	73,232	76,366
3.500%, 12/01/25	10,895	11,370
1.750%, 09/10/15	7,030	7,285
0.230%, 12/01/11 (A)	6,610	6,610
0.120%, 01/10/12 (A)	660	660
FHLMC ARM (A)
6.555%, 08/01/36	1,289	1,357
6.485%, 09/01/36	4,572	4,820
6.463%, 10/01/36 to 11/01/37	540	573
6.454%, 12/01/36	520	562
6.429%, 11/01/37	8	8
6.398%, 02/01/37	450	487
6.315%, 03/01/37	389	410
6.286%, 02/01/37	1,244	1,309
6.277%, 09/01/37	4,927	5,428
6.262%, 09/01/36	338	367
6.253%, 09/01/36	390	413
6.237%, 12/01/36	974	1,042
6.211%, 05/01/37	630	672
6.178%, 01/01/37	1,507	1,611
6.165%, 12/01/36	357	375
6.163%, 12/01/36	752	794
6.154%, 10/01/36	895	933
6.101%, 06/01/37	315	343
6.080%, 07/01/36	1,038	1,134
6.078%, 09/01/36	1,086	1,153
6.077%, 10/01/36	1,328	1,389
6.061%, 11/01/36	1,445	1,579
6.056%, 12/01/36	980	1,042
6.051%, 10/01/37	1,352	1,425
6.012%, 04/01/37	295	319

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.007%, 02/01/37	$214	$227
5.967%, 07/01/37	3,641	3,978
5.962%, 01/01/37	441	480
5.960%, 05/01/37 to 09/01/37	3,573	3,816
5.949%, 11/01/36	226	241
5.929%, 06/01/36 to 03/01/37	2,050	2,206
5.916%, 07/01/37	519	567
5.909%, 05/01/37	530	564
5.891%, 03/01/37	199	217
5.879%, 05/01/36	791	835
5.876%, 05/01/37	234	249
5.826%, 08/01/37	956	1,017
5.822%, 11/01/38	486	530
5.809%, 11/01/36	541	575
5.769%, 04/01/38	249	265
5.762%, 12/01/36	1,417	1,544
5.759%, 07/01/38	2,344	2,555
5.739%, 05/01/37	1,831	1,950
5.682%, 03/01/36	1,076	1,168
5.679%, 03/01/36	622	675
5.657%, 04/01/37	428	457
5.653%, 06/01/37	719	778
5.602%, 08/01/39	2,875	3,127
5.601%, 05/01/36	477	509
5.591%, 10/01/38	567	617
5.586%, 04/01/37	190	202
5.542%, 05/01/36	1,123	1,202
5.491%, 08/01/37	1,893	2,018
5.298%, 05/01/38	741	787
5.126%, 01/01/36	2,727	2,914
5.114%, 11/01/36	669	706
5.061%, 07/01/36	1,087	1,166
5.036%, 08/01/36	467	489
5.031%, 05/01/37	751	798
4.994%, 01/01/35	407	436
4.794%, 11/01/37	923	959
4.754%, 07/01/36	698	734
2.602%, 10/01/36	1,855	1,956
2.570%, 06/01/36	1,141	1,208
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	18	20
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/21	288	326
FHLMC CMO, Ser 1993-1611, Cl Z
6.500%, 11/15/23	9,698	11,030
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	1,114	1,288
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/28	1,285	1,360
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.493%, 02/15/29(A)	1,291	133

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/31	$1,369	$1,548
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/31	886	1,026
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/31	211	236
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/32	2,449	2,832
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/32	667	759
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/32	1,245	1,413
FHLMC CMO, Ser 2002-41, Cl 2A
6.976%, 07/25/32 (A)	808	929
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/42	1,086	1,310
FHLMC CMO, Ser 2002-48, Cl 1A
6.318%, 07/25/33 (A)	57	67
FHLMC CMO, Ser 2003-2551, Cl NS
14.103%, 01/15/33 (A)	709	849
FHLMC CMO, Ser 2003-2587, Cl CO, PO
5.089%, 03/15/32	428	414
FHLMC CMO, Ser 2003-2591, Cl QO
4.500%, 03/15/18	1,000	1,071
FHLMC CMO, Ser 2003-2631, Cl SA
14.470%, 06/15/33 (A)	547	660
FHLMC CMO, Ser 2003-2671, Cl S
14.378%, 09/15/33 (A)	539	648
FHLMC CMO, Ser 2003-2684, Cl SN
27.214%, 10/15/33 (A)	44	49
FHLMC CMO, Ser 2003-2690, Cl SJ
8.839%, 10/15/33 (A)	473	486
FHLMC CMO, Ser 2003-2691, Cl SE
9.248%, 12/15/28 (A)	161	164
FHLMC CMO, Ser 2003-2695, Cl SX
16.127%, 10/15/33 (A)	215	242
FHLMC CMO, Ser 2003-2695, Cl OB, PO
24.992%, 10/15/33	178	152
FHLMC CMO, Ser 2003-2698, Cl SV
8.689%, 11/15/33 (A)	127	128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-2725, Cl SC
8.797%, 11/15/33 (A)	$292	$308
FHLMC CMO, Ser 2003-2725, Cl OP, PO
6.196%, 10/15/33	194	182
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/43	718	833
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/43	578	654
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/43	666	760
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	802	923
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	666	773
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/43	872	1,034
FHLMC CMO, Ser 2004-2754, Cl JG
4.500%, 03/15/33	4	4
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/34	1,500	1,675
FHLMC CMO, Ser 2004-2777, Cl KO, PO
2.338%, 02/15/33	986	941
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/32	1,974	2,110
FHLMC CMO, Ser 2004-2812, Cl NO, PO
33.112%, 10/15/33	272	207
FHLMC CMO, Ser 2004-2827, Cl CS
15.930%, 04/15/32 (A)	64	68
FHLMC CMO, Ser 2004-2835, Cl BO, PO
2.103%, 12/15/28	286	269
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/33	2,000	2,251
FHLMC CMO, Ser 2004-2865, Cl GO, PO
0.250%, 10/15/33	28	27
FHLMC CMO, Ser 2004-2897, Cl EO, PO
5.488%, 10/15/31	59	58
FHLMC CMO, Ser 2004-2903, Cl UZ
5.500%, 07/15/31	139	142
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	872	1,004

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	$919	$1,075
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/44	686	813
FHLMC CMO, Ser 2005-2945, Cl SA
11.921%, 03/15/20 (A)	2,143	2,496
FHLMC CMO, Ser 2005-2950, Cl JO, PO
2.279%, 03/15/20	388	371
FHLMC CMO, Ser 2005-2981, Cl FA
0.607%, 05/15/35 (A)	684	680
FHLMC CMO, Ser 2005-2990, Cl LK
0.577%, 10/15/34 (A)	749	747
FHLMC CMO, Ser 2005-2991, Cl EG
5.500%, 11/15/34	1,382	1,453
FHLMC CMO, Ser 2005-3001, Cl HP
21.171%, 05/15/35 (A)	135	191
FHLMC CMO, Ser 2005-3006, Cl QS
19.598%, 07/15/35 (A)	730	987
FHLMC CMO, Ser 2005-3012, Cl GK
23.818%, 06/15/35 (A)	133	205
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	299	337
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	2,294	2,562
FHLMC CMO, Ser 2005-3049, Cl XF
0.557%, 05/15/33 (A)	884	881
FHLMC CMO, Ser 2005-3077, Cl TO, PO
1.678%, 04/15/35	551	512
FHLMC CMO, Ser 2006-3100, Cl PO, PO
1.389%, 01/15/36	898	831
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/36	2,085	2,435
FHLMC CMO, Ser 2006-3102, Cl FB
0.507%, 01/15/36 (A)	532	531
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/36	964	1,084
FHLMC CMO, Ser 2006-3151, Cl PO, PO
1.402%, 05/15/36	545	510
FHLMC CMO, Ser 2006-3153, Cl EO, PO
2.442%, 05/15/36	880	805

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/36	$1,500	$1,705
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/35	2,000	2,241
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/36	2,500	2,819
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/36	1,000	1,111
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.443%, 08/15/36 (A)	1,102	176
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.383%, 09/15/36 (A)	808	125
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.193%, 01/15/37 (A)	1,182	167
FHLMC CMO, Ser 2007-3312, Cl BP
5.500%, 01/15/31	300	313
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/35	2,000	2,205
FHLMC CMO, Ser 2007-3342, Cl VG
6.000%, 11/15/23	1,000	1,130
FHLMC CMO, Ser 2007-3346, Cl FA
0.437%, 02/15/19 (A)	10,926	10,944
FHLMC CMO, Ser 2007-3373, Cl TO, PO
2.330%, 04/15/37	288	262
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.243%, 11/15/37 (A)	1,075	152
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.793%, 11/15/37 (A)	1,469	165
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.213%, 11/15/37 (A)	792	114
FHLMC CMO, Ser 2007-76, Cl 2A
4.779%, 10/25/37 (A)	1,365	1,406
FHLMC CMO, Ser 2008-3422, Cl SE
16.932%, 02/15/38 (A)	200	233
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.843%, 05/15/38 (A)	1,558	202
FHLMC CMO, Ser 2008-3455, Cl SE, IO
5.993%, 06/15/38 (A)	3,218	415
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	604	691

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	$935	$985
FHLMC CMO, Ser 2009-3510, Cl OD, PO
2.738%, 02/15/37	791	713
FHLMC CMO, Ser 2009-3515, Cl PIM15, IO
5.500%, 07/15/37	1,092	134
FHLMC CMO, Ser 2009-3523, Cl SD
19.093%, 06/15/36 (A)	656	856
FHLMC CMO, Ser 2009-3546, Cl A
5.929%, 02/15/39 (A)	411	444
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	2,151	2,274
FHLMC CMO, Ser 2009-3604, Cl PO, PO
2.376%, 05/15/36	755	689
FHLMC CMO, Ser 2009-3607, Cl BO, PO
2.253%, 04/15/36	500	436
FHLMC CMO, Ser 2009-3607, Cl TO, PO
3.939%, 10/15/39	719	620
FHLMC CMO, Ser 2009-3607, Cl AO, PO
2.253%, 04/15/36	700	610
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.043%, 12/15/39 (A)	3,030	387
FHLMC CMO, Ser 2009-3611, Cl PO, PO
2.958%, 07/15/34	600	539
FHLMC CMO, Ser 2010-3621, Cl BO, PO
3.122%, 01/15/40	665	590
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/30	11,348	11,981
FHLMC CMO, Ser 2010-3626, Cl MB
5.000%, 03/15/32	1,122	1,226
FHLMC CMO, Ser 2010-3631, Cl PA
4.000%, 02/15/40	4,202	4,439
FHLMC CMO, Ser 2010-3632, Cl BS
16.809%, 02/15/40 (A)	400	550
FHLMC CMO, Ser 2010-3652, Cl AP
4.500%, 03/15/40	8,743	9,488
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/26	3,772	4,174
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/39	1,878	2,052

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/32	$2,502	$313
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	2,622	3,037
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/36	872	1,022
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	1,894	343
FHLMC CMO, Ser 2010-3738, Cl BP
4.000%, 12/15/38	500	531
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	2,358	318
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.793%, 10/15/40 (A)	1,928	341
FHLMC CMO, Ser 2010-3754, Cl MB
4.000%, 01/15/39	7,500	7,961
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	2,855	391
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	2,407	424
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	1,919	350
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	2,919	447
FHLMC CMO, Ser 2011-3802, Cl LS, IO
4.597%, 01/15/40 (A)	4,544	311
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/36	1,025	1,191
FHLMC CMO, Ser 2011-3871, Cl JB
5.500%, 06/15/41	3,000	3,392
FHLMC CMO, Ser 2011-3895, Cl WA
5.695%, 10/15/38 (A)	951	1,028
FHLMC-GNMA CMO, Ser 1993- 21, Cl L
6.250%, 10/25/23	757	809
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser K014, IO
1.455%, 04/25/21 (A)	6,120	530
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser K702, IO
1.734%, 02/25/18 (A)	28,410	2,243

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	$2,824	$3,146
FHLMC Mult-ifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	2,596	2,842
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser 2010-K007, Cl A1
3.342%, 12/25/19	2,721	2,878
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/20	5,945	6,294
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.064%, 01/25/20 (A)	18,973	1,220
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.412%, 04/25/20 (A)	5,484	415
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.841%, 06/25/20 (A)	5,714	580
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.684%, 08/25/20 (A)	6,361	591
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	1,232	1,438
FHLMC STRIPS CMO, Ser 1998-197, Cl PO, PO
1.385%, 04/01/28	688	650
FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.493%, 08/15/36 (A)	3,483	509
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/37	4,247	625
FHLMC TBA
4.500%, 10/11/37	9,300	9,793
3.500%, 09/15/26 to 09/15/41	15,180	15,578
FNMA
8.000%, 04/01/15 to 11/01/37	1,122	1,291
7.735%, 10/09/19 (A)	670	499
7.500%, 06/01/30 to 04/01/39	3,377	3,945
7.000%, 12/01/15 to 01/01/39	5,656	6,499
6.500%, 05/01/17 to 07/01/39	30,653	34,759
6.000%, 03/01/19 to 11/01/48	167,431	186,968
5.500%, 04/01/14 to 07/01/41	113,289	124,103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 02/01/20 to 09/01/41	$129,909	$140,607
4.640%, 01/01/21	995	1,102
4.540%, 01/01/20	1,471	1,626
4.530%, 12/01/19	3,996	4,422
4.500%, 07/01/20 to 08/01/41	60,730	64,781
4.399%, 02/01/20	6,000	6,585
4.390%, 05/01/21	1,000	1,091
4.380%, 04/01/21	2,000	2,181
4.369%, 02/01/20	1,972	2,163
4.368%, 04/01/20	2,218	2,431
4.340%, 06/01/21	1,000	1,081
4.300%, 04/01/21	1,200	1,303
4.250%, 04/01/21	3,000	3,229
4.240%, 11/01/19 to 06/01/21	2,954	3,206
4.120%, 04/01/20	1,182	1,275
4.066%, 07/01/20	2,500	2,680
4.060%, 07/01/21	1,000	1,068
4.050%, 01/01/21	1,430	1,522
4.000%, 04/01/19 to 02/01/41	50,993	53,246
3.930%, 01/01/21	1,000	1,063
3.800%, 03/01/18	1,989	2,137
3.740%, 07/01/20	1,407	1,482
3.630%, 01/01/18	2,000	2,128
3.590%, 12/01/20	990	1,030
3.520%, 01/01/18	3,000	3,183
3.505%, 09/01/20	4,930	5,112
3.500%, 02/01/26	10,607	11,088
3.430%, 10/01/20	1,980	2,040
3.380%, 01/01/18	1,500	1,577
3.290%, 10/01/20	1,000	1,022
3.230%, 11/01/20	1,500	1,526
2.970%, 11/01/18	1,482	1,516
2.690%, 10/01/17	1,500	1,534
FNMA ARM (A)
6.529%, 01/01/37	786	840
6.477%, 09/01/36	368	394
6.328%, 09/01/36	285	298
6.317%, 02/01/37	518	545
6.266%, 10/01/36	375	410
6.240%, 08/01/36	328	360
6.111%, 09/01/36	1,120	1,219
6.092%, 11/01/37	567	618
6.078%, 07/01/37	347	371
6.045%, 10/01/37	718	784
6.044%, 10/01/36	447	478
6.032%, 09/01/37	271	296
6.012%, 12/01/36	558	608
5.992%, 09/01/37	718	769
5.986%, 10/01/37	268	293
5.981%, 07/01/37	544	594
5.952%, 09/01/37	453	496
5.939%, 03/01/37	750	817
5.924%, 10/01/36	349	372
5.915%, 01/01/37	1,167	1,272
5.911%, 04/01/37	877	957

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.906%, 11/01/36	$791	$835
5.893%, 01/01/37	711	774
5.891%, 07/01/37	1,018	1,082
5.886%, 07/01/37	952	1,039
5.874%, 02/01/37	639	696
5.832%, 12/01/36	1,304	1,385
5.830%, 10/01/36	1,689	1,779
5.775%, 02/01/37	775	825
5.748%, 05/01/37	253	270
5.739%, 04/01/37	691	735
5.703%, 05/01/37	2,267	2,410
5.690%, 11/01/36	624	657
5.666%, 10/01/37	479	523
5.659%, 03/01/37	5,943	6,431
5.629%, 01/01/23	854	928
5.520%, 07/01/37	349	372
5.490%, 02/01/39	1,442	1,565
5.393%, 11/01/37	486	517
5.253%, 08/01/36	433	452
2.683%, 06/01/36	1,330	1,411
2.602%, 05/01/36	385	408
2.520%, 07/01/36	575	606
2.511%, 06/01/36	600	635
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/21	226	260
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/22	734	905
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/22	836	1,031
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	575	674
FNMA CMO, Ser 1992-96, Cl B, PO
2.610%, 05/25/22	1	1
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/23 (A)	262	318
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/23	1,149	1,296
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/23	1,384	1,591
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	951	1,085
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	864	1,026
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	663	778
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,179	1,300
FNMA CMO, Ser 2000-18, Cl EC, PO
1.877%, 10/25/23	258	240
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/41	730	823
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/16	1,057	1,137

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	$527	$601
FNMA CMO, Ser 2002-10, Cl SB
18.751%, 03/25/17 (A)	123	151
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	666	776
FNMA CMO, Ser 2002-81, Cl JO, PO
1.772%, 04/25/32	233	225
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/42	789	915
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	2,628	3,000
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/23	1,000	1,096
FNMA CMO, Ser 2003-131, Cl SK
15.825%, 01/25/34 (A)	661	831
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/23	2,000	2,319
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/23	2,000	2,310
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/32	890	923
FNMA CMO, Ser 2003-23, Cl Q0, PO
4.801%, 01/25/32	410	390
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	829	868
FNMA CMO, Ser 2003-30, Cl HS, IO
7.463%, 07/25/17 (A)	752	44
FNMA CMO, Ser 2003-35, Cl EA, PO
3.244%, 05/25/33	554	488
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/23	961	1,059
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/31	1,200	1,244
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,805
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/34	1,086	1,201
FNMA CMO, Ser 2004-46, Cl EP, PO
2.734%, 03/25/34	671	608
FNMA CMO, Ser 2004-52, Cl PX, PO
1.088%, 09/25/32	258	252
FNMA CMO, Ser 2004-61, Cl BO, PO
1.955%, 10/25/32	685	651
FNMA CMO, Ser 2004-61, Cl CO, PO
4.293%, 10/25/31	131	128

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/25	$1,500	$1,693
FNMA CMO, Ser 2005-106, Cl US
23.880%, 11/25/35 (A)	1,071	1,612
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	2,000	2,142
FNMA CMO, Ser 2005-123, Cl FG
0.637%, 07/25/34 (A)	406	404
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/19	867	898
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/20	1,250	1,345
FNMA CMO, Ser 2005-45, Cl BG
4.500%, 06/25/25	225	230
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	1,449	1,589
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	2,720	3,031
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/35	1,644	1,843
FNMA CMO, Ser 2005-72, Cl SB
16.407%, 08/25/35 (A)	604	707
FNMA CMO, Ser 2005-74, Cl SK
19.615%, 05/25/35 (A)	430	602
FNMA CMO, Ser 2005-74, Cl CS
19.505%, 05/25/35 (A)	562	784
FNMA CMO, Ser 2005-88, Cl QO, PO
5.120%, 11/25/33	58	57
FNMA CMO, Ser 2005-90, Cl ES
16.407%, 10/25/35 (A)	414	490
FNMA CMO, Ser 2005-90, Cl PO, PO
1.268%, 09/25/35	369	350
FNMA CMO, Ser 2005-97, Cl HC
5.000%, 02/25/32	1,750	1,866
FNMA CMO, Ser 2006-117, Cl GS, IO
6.463%, 12/25/36 (A)	915	138
FNMA CMO, Ser 2006-118, Cl A2
0.246%, 12/25/36 (A)	965	954
FNMA CMO, Ser 2006-15, Cl OP, PO
2.147%, 03/25/36	450	402
FNMA CMO, Ser 2006-23, Cl FK
0.437%, 04/25/36 (A)	512	509
FNMA CMO, Ser 2006-27, Cl OH, PO
1.493%, 04/25/36	547	512
FNMA CMO, Ser 2006-3, Cl D0, PO
2.123%, 03/25/36	572	524
FNMA CMO, Ser 2006-33, Cl LS
29.307%, 05/25/36 (A)	405	569
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	625	664

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-44, Cl FP
0.587%, 06/25/36 (A)	$660	$658
FNMA CMO, Ser 2006-44, Cl P, PO
2.777%, 12/25/33	388	352
FNMA CMO, Ser 2006-46, Cl SW
23.513%, 06/25/36 (A)	531	744
FNMA CMO, Ser 2006-56, Cl OA, PO
1.665%, 10/25/24	1,000	960
FNMA CMO, Ser 2006-56, Cl PF
0.537%, 07/25/36 (A)	851	849
FNMA CMO, Ser 2006-56, Cl FC
0.508%, 07/25/36 (A)	684	682
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/36	707	799
FNMA CMO, Ser 2006-59, Cl CO, PO
8.574%, 08/25/35	54	53
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/36	1,023	905
FNMA CMO, Ser 2006-60, Cl DO, PO
2.847%, 04/25/35	639	591
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	909	1,079
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	1,220	1,266
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	695	815
FNMA CMO, Ser 2006-90, Cl BE
6.000%, 04/25/35	2,000	2,267
FNMA CMO, Ser 2006-94, Cl GI, IO
6.463%, 10/25/26 (A)	1,603	245
FNMA CMO, Ser 2007-100, Cl SM, IO
6.263%, 10/25/37 (A)	2,577	413
FNMA CMO, Ser 2007-101, Cl A2
0.437%, 06/27/36 (A)	2,303	2,297
FNMA CMO, Ser 2007-112, Cl SA, IO
6.263%, 12/25/37 (A)	1,610	234
FNMA CMO, Ser 2007-114, Cl A6
0.387%, 10/27/37 (A)	1,600	1,590
FNMA CMO, Ser 2007-116, Cl HI, IO
6.413%, 01/25/38 (A)	1,976	146
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	4,567	5,164
FNMA CMO, Ser 2007-29, Cl SG
22.042%, 04/25/37 (A)	362	517
FNMA CMO, Ser 2007-43, Cl FL
0.487%, 05/25/37 (A)	397	395
FNMA CMO, Ser 2007-53, Cl SH, IO
5.913%, 06/25/37 (A)	1,866	239
FNMA CMO, Ser 2007-54, Cl FA
0.587%, 06/25/37 (A)	1,434	1,432

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-60, Cl AX, IO
6.963%, 07/25/37 (A)	$2,445	$448
FNMA CMO, Ser 2007-65, Cl KI, IO
6.433%, 07/25/37 (A)	2,459	355
FNMA CMO, Ser 2007-72, Cl EK, IO
6.213%, 07/25/37 (A)	2,383	347
FNMA CMO, Ser 2007-75, Cl EO, PO
2.365%, 01/25/36	764	723
FNMA CMO, Ser 2007-79, Cl SB
23.330%, 08/25/37 (A)	197	276
FNMA CMO, Ser 2007-85, Cl SG
15.782%, 09/25/37 (A)	656	750
FNMA CMO, Ser 2007-92, Cl YS, IO
5.593%, 06/25/37 (A)	1,924	247
FNMA CMO, Ser 2008-1, Cl BI, IO
5.723%, 02/25/38 (A)	2,259	306
FNMA CMO, Ser 2008-2, Cl PC
5.000%, 07/25/37	1,698	1,860
FNMA CMO, Ser 2008-20, Cl SA, IO
6.803%, 03/25/38 (A)	1,242	224
FNMA CMO, Ser 2008-22, Cl IO, IO
6.243%, 03/25/37 (A)	18,342	2,739
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,688
FNMA CMO, Ser 2008-24, Cl PF
0.837%, 02/25/38 (A)	685	689
FNMA CMO, Ser 2008-32, Cl SA, IO
6.663%, 04/25/38 (A)	1,048	179
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	2,052	23
FNMA CMO, Ser 2008-4, Cl SD, IO
5.813%, 02/25/38 (A)	3,631	454
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,912
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	643	740
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	961	1,023
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	5,765	6,469
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	3,541	3,762
FNMA CMO, Ser 2009-17, Cl QS, IO
6.463%, 03/25/39 (A)	1,212	175
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	1,396	203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	$5,630	$5,929
FNMA CMO, Ser 2009-70, Cl CO, PO
2.129%, 01/25/37	1,889	1,710
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	3,599	3,912
FNMA CMO, Ser 2009-84, Cl WS, IO
5.713%, 10/25/39 (A)	1,525	196
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	1,161	197
FNMA CMO, Ser 2009-86, Cl OT, PO
3.333%, 10/25/37	1,288	1,120
FNMA CMO, Ser 2009-86, Cl BO, PO
3.660%, 03/25/37	10,403	9,521
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	2,526	176
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	1,817	1,975
FNMA CMO, Ser 2009-99, Cl SC, IO
5.993%, 12/25/39 (A)	1,625	212
FNMA CMO, Ser 2009-M1, Cl A2
4.287%, 07/25/19	3,868	4,284
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	4,134	4,454
FNMA CMO, Ser 2010-1, Cl WA
6.154%, 02/25/40 (A)	731	831
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/38	3,118	3,320
FNMA CMO, Ser 2010-118, IO
6.282%, 10/25/40 (A)	4,164	684
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/40	3,600	3,741
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/38	1,886	2,018
FNMA CMO, Ser 2010-135, Cl LM
4.000%, 12/25/40	570	603
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/39	1,440	1,547
FNMA CMO, Ser 2010-16, Cl WA
6.442%, 03/25/40 (A)	802	925
FNMA CMO, Ser 2010-23, Cl KS, IO
6.913%, 02/25/40 (A)	1,907	302
FNMA CMO, Ser 2010-35, Cl SB, IO
6.233%, 04/25/40 (A)	2,221	269
FNMA CMO, Ser 2010-39, Cl OT, PO
2.495%, 10/25/35	687	626
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/38	1,000	1,092

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	$5,349	$5,834
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	1,659	1,796
FNMA CMO, Ser 2010-68, Cl SA, IO
4.813%, 07/25/40 (A)	3,698	500
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	1,374	1,533
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	8,896	9,709
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/51 (A)	1,652	1,843
FNMA CMO, Ser 2011-30, Cl LS, IO
4.835%, 04/25/41 (A)	4,402	346
FNMA CMO, Ser 2011-43, Cl WA
5.889%, 05/25/51 (A)	1,851	2,005
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	5,073	5,410
FNMA CMO, Ser 2011-63, IO
6.462%, 07/25/41 (A)	5,254	732
FNMA CMO, Ser 2011-75, Cl FA
0.768%, 08/25/41 (A)	948	949
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/21	1,500	1,585
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/21	7,500	7,757
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/21	2,500	2,574
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/30	1,051	1,219
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	2,072	2,273
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	692	795
FNMA Grantor Trust CMO, Ser 2002-T3, Cl B
5.763%, 12/25/11	727	735
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	854	1,002
FNMA Interest STRIP CMO, Ser 1997-293, Cl 1, PO
1.563%, 12/01/24	658	620
FNMA Interest STRIP CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/01/32	809	207
FNMA Interest STRIP CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/33	1,310	278
FNMA Interest STRIP CMO, Ser 2011-407, Cl C10, IO
5.000%, 01/25/38	1,991	256
FNMA TBA
6.000%, 09/01/37 to 09/25/41	31,945	35,342
5.500%, 09/01/38	38,475	42,052
5.000%, 09/01/38 to 09/25/41	128,941	138,613
4.500%, 10/14/34	57,500	60,606

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 09/15/41	$1,000	$1,055
4.000%, 10/14/39 to 09/25/41	72,850	75,338
3.500%, 09/25/26 to 11/01/40	163,365	168,511
3.000%, 10/25/26 to 11/25/26	60,065	61,376
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.500%, 12/25/42 (A)	976	1,156
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/33	917	1,051
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	1,414	1,586
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/42	594	692
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	474	547
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	894	1,044
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/34	2,000	2,206
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	1,025	1,187
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/44	743	836
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.407%, 03/25/45 (A)	2,711	2,699
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	362	437
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.407%, 02/25/36 (A)	642	639
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.447%, 11/25/46 (A)	1,454	1,449
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
38.057%, 07/25/37 (A)	81	141
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/49	2,074	2,327
GNMA
9.500%, 12/15/20	8	9
7.500%, 10/15/37	992	1,158
7.000%, 04/15/26 to 06/15/35	4,220	4,904
6.500%, 01/15/24 to 02/15/39	13,291	15,259
6.000%, 12/15/23 to 10/20/40	28,078	31,726
5.500%, 11/01/18	1,414	1,540

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 07/20/40 to 11/20/40	$7,531	$8,321
4.500%, 11/20/40 to 04/20/41	33,727	36,567
4.000%, 03/20/26 to 08/20/26	119,005	126,839
3.500%, 12/20/40 to 03/20/41	4,627	4,747
GNMA ARM (A)
4.000%, 04/20/41 to 05/20/41	10,125	10,790
3.500%, 05/20/41 to 08/20/41	14,613	15,373
3.000%, 07/20/41 to 08/20/41	5,481	5,715
1.630%, 01/20/60	1,477	1,509
GNMA CMO, Ser 2001-18, Cl WH
31.673%, 04/20/31 (A)	115	177
GNMA CMO, Ser 2001-22, Cl PS
20.461%, 03/17/31 (A)	861	1,221
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	2,012	2,302
GNMA CMO, Ser 2002-23, Cl SD
20.388%, 04/16/32 (A)	1,238	1,726
GNMA CMO, Ser 2002-51, Cl SG
31.577%, 04/20/31 (A)	103	196
GNMA CMO, Ser 2002-57, Cl SB
109.375%, 08/16/32	87	334
GNMA CMO, Ser 2002-69, Cl SC
16.031%, 02/20/32 (A)	249	275
GNMA CMO, Ser 2003-60, Cl GS
12.069%, 05/16/33 (A)	168	193
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/33	4,818	5,549
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	1,145	1,285
GNMA CMO, Ser 2003-97, Cl SA, IO
6.342%, 11/16/33 (A)	620	132
GNMA CMO, Ser 2004-28, Cl SV
8.787%, 04/20/34 (A)	1,498	1,696
GNMA CMO, Ser 2004-34, Cl JO, PO
7.156%, 02/20/34	264	247
GNMA CMO, Ser 2004-34, Cl CS
19.343%, 02/20/34 (A)	75	94
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	382	375
GNMA CMO, Ser 2004-85, Cl PO, PO
4.769%, 01/17/33	145	135
GNMA CMO, Ser 2004-87, Cl SB
7.431%, 03/17/33 (A)	303	328
GNMA CMO, Ser 2005-13, Cl SD, IO
6.587%, 02/20/35 (A)	879	158
GNMA CMO, Ser 2005-3, Cl SB, IO
5.887%, 01/20/35 (A)	1,633	230
GNMA CMO, Ser 2005-7, Cl JM
16.262%, 05/18/34 (A)	319	370

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2005-78, Cl A
5.000%, 07/16/33	$11,985	$13,041
GNMA CMO, Ser 2005-81, Cl SD, IO
6.087%, 12/20/34 (A)	1,520	184
GNMA CMO, Ser 2005-82, Cl NS, IO
6.087%, 07/20/34 (A)	969	162
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	1,000	1,194
GNMA CMO, Ser 2006-34, Cl PO, PO
3.979%, 07/20/36	189	157
GNMA CMO, Ser 2006-38, Cl SG, IO
6.437%, 09/20/33 (A)	3,103	289
GNMA CMO, Ser 2006-38, Cl SW, IO
6.287%, 06/20/36 (A)	1,520	197
GNMA CMO, Ser 2006-47, Cl SA, IO
6.592%, 08/16/36 (A)	2,367	493
GNMA CMO, Ser 2007-17, Cl AF
0.408%, 04/16/37 (A)	839	834
GNMA CMO, Ser 2007-26, Cl SW, IO
5.987%, 05/20/37 (A)	2,962	468
GNMA CMO, Ser 2007-27, Cl SD, IO
5.987%, 05/20/37 (A)	1,042	180
GNMA CMO, Ser 2007-42, Cl SB, IO
6.537%, 07/20/37 (A)	1,431	217
GNMA CMO, Ser 2007-45, Cl QA, IO
6.427%, 07/20/37 (A)	936	135
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.337%, 11/20/37 (A)	1,111	147
GNMA CMO, Ser 2007-78, Cl SA, IO
6.322%, 12/16/37 (A)	13,746	2,362
GNMA CMO, Ser 2007-81, Cl SP, IO
6.437%, 12/20/37 (A)	1,374	192
GNMA CMO, Ser 2007-82, Cl SA, IO
6.317%, 12/20/37 (A)	898	123
GNMA CMO, Ser 2007-9, Cl CI, IO
5.987%, 03/20/37 (A)	1,152	167
GNMA CMO, Ser 2008-10, Cl S, IO
5.617%, 02/20/38 (A)	1,603	210
GNMA CMO, Ser 2008-2, Cl MS, IO
6.952%, 01/16/38 (A)	997	137
GNMA CMO, Ser 2008-29, Cl PO, PO
3.946%, 02/17/33	437	381

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2008-33, Cl XS, IO
7.492%, 04/16/38 (A)	$679	$114
GNMA CMO, Ser 2008-55, Cl SA, IO
5.987%, 06/20/38 (A)	1,578	231
GNMA CMO, Ser 2008-60, Cl SH, IO
5.942%, 07/16/38 (A)	849	126
GNMA CMO, Ser 2008-95, Cl DS, IO
7.087%, 12/20/38 (A)	2,395	418
GNMA CMO, Ser 2009-10, Cl ST, IO
6.242%, 03/16/34 (A)	932	115
GNMA CMO, Ser 2009-102, Cl SM, IO
6.192%, 06/16/39 (A)	3,454	434
GNMA CMO, Ser 2009-106, Cl AS, IO
6.192%, 11/16/39 (A)	2,197	280
GNMA CMO, Ser 2009-106, Cl KS, IO
6.187%, 11/20/39 (A)	23,857	3,259
GNMA CMO, Ser 2009-106, Cl SU, IO
5.987%, 05/20/37 (A)	5,181	819
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	872	153
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	42	8
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/37	1,398	230
GNMA CMO, Ser 2009-22, Cl SA, IO
6.057%, 04/20/39 (A)	2,411	327
GNMA CMO, Ser 2009-24, Cl DS, IO
6.087%, 03/20/39 (A)	1,478	185
GNMA CMO, Ser 2009-25, Cl SE, IO
7.387%, 09/20/38 (A)	928	163
GNMA CMO, Ser 2009-31, Cl TS, IO
6.087%, 03/20/39 (A)	2,437	327
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/39	400	74
GNMA CMO, Ser 2009-35, Cl SP, IO
6.192%, 05/16/37 (A)	2,091	274
GNMA CMO, Ser 2009-42, Cl SC, IO
5.867%, 06/20/39 (A)	849	111
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/37 (A)	2,360	64

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-43, Cl SA, IO
5.737%, 06/20/39 (A)	$2,186	$287
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,271	1,434
GNMA CMO, Ser 2009-45, Cl AI, IO
5.752%, 04/16/39 (A)	863	111
GNMA CMO, Ser 2009-6, Cl SH, IO
5.827%, 02/20/39 (A)	1,812	238
GNMA CMO, Ser 2009-61, Cl WQ, IO
6.042%, 11/16/35 (A)	2,467	407
GNMA CMO, Ser 2009-61, Cl SA, IO
6.487%, 08/20/39 (A)	4,336	642
GNMA CMO, Ser 2009-65, Cl TS, IO
6.187%, 12/20/38 (A)	3,165	413
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	1,055	178
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/39	2,245	2,712
GNMA CMO, Ser 2009-67, Cl SA, IO
5.842%, 08/16/39 (A)	2,277	257
GNMA CMO, Ser 2009-68, Cl SL, IO
6.542%, 04/16/39 (A)	983	142
GNMA CMO, Ser 2009-72, Cl SM, IO
6.042%, 08/16/39 (A)	2,871	377
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/19	1,019	1,125
GNMA CMO, Ser 2009-79, Cl OK, PO
4.042%, 11/16/37	1,479	1,252
GNMA CMO, Ser 2009-83, Cl TS, IO
5.887%, 08/20/39 (A)	2,122	274
GNMA CMO, Ser 2009-87, Cl TS, IO
5.887%, 07/20/35 (A)	2,227	334
GNMA CMO, Ser 2009-87, Cl SI, IO
6.537%, 02/20/35 (A)	1,144	198
GNMA CMO, Ser 2009-87, Cl KI, IO
6.087%, 09/20/35 (A)	1,030	152
GNMA CMO, Ser 2010-107, Cl SG, IO
5.937%, 02/20/38 (A)	1,505	248
GNMA CMO, Ser 2010-109, Cl SB, IO
6.387%, 08/20/40 (A)	844	185
GNMA CMO, Ser 2010-113, Cl SM, IO
5.837%, 09/20/40 (A)	1,974	300

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-113, Cl BS, IO
5.787%, 09/20/40 (A)	$533	$91
GNMA CMO, Ser 2010-116, Cl JS, IO
5.837%, 12/20/39 (A)	95	17
GNMA CMO, Ser 2010-117, Cl PS, IO
5.787%, 10/20/39 (A)	6,772	1,179
GNMA CMO, Ser 2010-14, Cl QP
6.000%, 12/20/39	1,540	1,682
GNMA CMO, Ser 2010-14, Cl CO, PO
4.281%, 08/20/35	425	304
GNMA CMO, Ser 2010-14, Cl SH, IO
5.792%, 02/16/40 (A)	1,200	220
GNMA CMO, Ser 2010-14, Cl AO, PO
4.868%, 12/20/32	735	648
GNMA CMO, Ser 2010-14, Cl EO, PO
3.936%, 06/16/33	401	379
GNMA CMO, Ser 2010-14, Cl BO, PO
3.563%, 11/20/35	762	647
GNMA CMO, Ser 2010-14, Cl SA, IO
7.814%, 12/20/32 (A)	1,103	185
GNMA CMO, Ser 2010-14, Cl SC, IO
4.614%, 08/20/35 (A)	2,140	388
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/37	4,806	759
GNMA CMO, Ser 2010-146, Cl GS, IO
5.887%, 06/20/39 (A)	2,778	511
GNMA CMO, Ser 2010-147, Cl S, IO
6.437%, 11/20/40 (A)	1,329	313
GNMA CMO, Ser 2010-151, Cl SA, IO
5.837%, 11/20/40 (A)	3,494	582
GNMA CMO, Ser 2010-157, Cl OP, PO
3.790%, 12/20/40	1,459	1,150
GNMA CMO, Ser 2010-160, Cl SW, IO
6.337%, 10/20/38 (A)	2,312	363
GNMA CMO, Ser 2010-167, Cl US, IO
6.417%, 11/20/38 (A)	1,056	177
GNMA CMO, Ser 2010-3, Cl MS, IO
6.337%, 11/20/38 (A)	3,029	490
GNMA CMO, Ser 2010-31, Cl GS, IO
6.287%, 03/20/39 (A)	1,325	223
GNMA CMO, Ser 2010-39, Cl SP, IO
6.337%, 11/20/38 (A)	454	72

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-4, Cl NS, IO
6.182%, 01/16/40(A)	$29,706	$4,343
GNMA CMO, Ser 2010-47, Cl PX, IO
6.487%, 06/20/37(A)	4,170	636
GNMA CMO, Ser 2010-47, Cl XN, IO
6.342%, 04/16/34(A)	1,696	143
GNMA CMO, Ser 2010-47, Cl VS, IO
6.042%, 11/16/37(A)	1,720	257
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/39	2,900	3,187
GNMA CMO, Ser 2010-68, Cl MS, IO
5.637%, 06/20/40(A)	2,027	307
GNMA CMO, Ser 2010-68, Cl SD, IO
6.367%, 06/20/40(A)	6,664	1,176
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/38	895	999
GNMA CMO, Ser 2010-85, Cl HS, IO
6.437%, 01/20/40(A)	2,061	351
GNMA CMO, Ser 2010-87, Cl SK, IO
6.292%, 07/16/40(A)	3,227	487
GNMA CMO, Ser 2010-91, Cl SI, IO
6.357%, 07/20/40(A)	1,716	264
GNMA CMO, Ser 2010-H10, Cl FC
1.187%, 05/20/60(A)	5,319	5,419
GNMA CMO, Ser 2010-H26, Cl LF
0.535%, 08/20/58(A)	7,311	7,191
GNMA CMO, Ser 2011-32, Cl S, IO
5.792%, 03/16/41(A)	765	139
GNMA CMO, Ser 2011-40, Cl SA, IO
5.922%, 02/16/36(A)	4,338	739
GNMA CMO, Ser 2011-70, Cl BS, IO
6.492%, 12/16/36(A)	2,546	517
GNMA CMO, Ser 2011-81, Cl SA, IO
5.187%, 06/20/41(A)	2,856	483
GNMA CMO, Ser 2011-H09, Cl AF
0.685%, 03/20/61(A)	1,777	1,762
GNMA TBA
6.000%, 09/01/34	1,300	1,462
5.500%, 09/01/33	2,500	2,793
4.500%, 09/15/39	47,500	51,399
4.000%, 09/15/26 to 09/15/41	28,066	29,712
3.500%, 09/15/41 to 10/15/41	56,000	57,103
3.000%, 10/20/41	1,583	1,565

		2,707,920

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 11.1%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.453%, 02/02/37 (A) (C)	$918	$868
AH Mortgage Advance Trust, Ser 2011-2, Cl A1
3.270%, 09/15/43 (C)	1,334	1,334
AH Mortgage Advance Trust, Ser 2011-2, Cl B1
6.900%, 09/15/43 (C)	400	400
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (A) (C)	900	909
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (A) (C)	1,325	1,330
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (A) (C)	1,500	1,522
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.650%, 03/25/58 (A) (C)	745	764
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.183%, 11/25/46 (A)	1,436	622
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.343%, 03/25/47 (A)	11,935	6,493
Americold LLC Trust, Ser 2010- ARTA, Cl A1
3.847%, 01/14/29 (C)	3,397	3,547
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.367%, 05/24/36 (A) (C)	683	677
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.345%, 05/24/36 (A) (C)	400	379
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.594%, 03/26/37 (A) (C)	1,595	1,582
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/37 (C)	1,267	1,286
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.428%, 10/28/36 (A) (C)	578	561
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.555%, 11/28/35 (A) (C)	551	541
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	689	692
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	516	531
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	794	810
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	673	692

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	$356	$357
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	497	502
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	461	460
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.895%, 11/25/21 (A)	225	211
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.681%, 04/25/37 (A)	445	330
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	681	689
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	916	919
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	4,261	4,279
Banc of America Commercial Mortgage, Ser 2003-1, Cl A1
3.878%, 09/11/36	803	803
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	895	899
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (A)	6,060	6,497
Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	3,960	4,226
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	1,050	1,012
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	300	326
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/45 (A)	500	541
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	12,347	13,385
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	800	864
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	879	926
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	5,688	5,971
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	522	536

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	$235	$235
Banc of America Funding, Ser 2004-C, Cl 1A1
5.023%, 12/20/34 (A)	296	281
Banc of America Funding, Ser 2005-B, Cl 2A1
2.898%, 04/20/35 (A)	4,175	3,106
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.421%, 08/26/35 (A) (C)	915	958
Banc of America Funding, Ser 2010-R5, Cl 5A6
0.494%, 05/26/37 (A) (C)	1,217	1,180
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	1,528	1,532
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/33	1,000	1,026
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.768%, 05/25/18 (A)	270	257
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.668%, 08/25/18 (A)	287	274
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.883%, 06/25/33 (A)	345	314
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	300	305
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	1,000	1,023
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	251	258
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/32	211	222
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (C)	948	963
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (C)	1,274	1,275
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (A) (C)	235	234
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/37 (A) (C)	1,195	1,215
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/36 (A) (C)	891	893
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.196%, 04/26/37 (A) (C)	1,004	998

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (A) (C)	$423	$410
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
0.986%, 01/26/36 (A) (C)	614	595
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
5.676%, 07/26/45 (A) (C)	1,390	1,314
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.987%, 04/26/35 (A) (C)	547	537
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.963%, 02/26/47 (A) (C)	533	493
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.083%, 05/26/35 (A) (C)	700	631
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/37 (A) (C)	965	979
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.344%, 05/28/36 (A) (C)	1,301	1,210
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.846%, 07/26/36 (A) (C)	1,425	1,364
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.067%, 05/25/34 (A)	321	319
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.290%, 05/25/34 (A)	1,585	1,421
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.340%, 08/25/35 (A)	511	475
Bear Stearns Alt-A Trust, Ser 2005-2, Cl 2A4
2.727%, 04/25/35 (A)	234	173
Bear Stearns Asset-Backed Securities Trust, Ser 2006- AC1, Cl 1A1
5.750%, 02/25/36	2,071	1,678
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	454	464
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	298	300
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	1,241	1,247
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.299%, 06/11/41 (A) (C)	14,836	228

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.148%, 10/12/42 (A)	$7,280	$7,994
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.452%, 03/11/39 (A)	300	329
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.705%, 04/12/38 (A)	4,110	4,561
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/41	300	331
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A3
5.736%, 06/11/50	2,640	2,789
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
2.004%, 10/25/18	198	187
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.637%, 01/25/34 (A)	133	133
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.935%, 12/25/35 (A)	13,166	10,990
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.831%, 02/25/37 (A)	269	260
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.753%, 02/25/37 (A)	374	358
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.777%, 07/25/37 (A)	588	515
Citicorp Mortgage Securities, Ser 2003-6, Cl 1A2
4.500%, 05/25/33	65	65
Citicorp Mortgage Securities, Ser 2004-4, Cl A4
5.500%, 06/25/34	697	727
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (A)	440	420
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.886%, 12/10/49 (A)	5,860	6,322
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.081%, 08/25/34 (A)	422	421
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	473	462
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
5.246%, 11/25/38 (A) (C)	1,140	1,124
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/36 (C)	1,467	1,533

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.709%, 09/25/33 (A) (C)	$727	$683
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/37 (A) (C)	1,000	1,018
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.729%, 02/25/35 (A) (C)	400	385
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.298%, 02/25/47 (A) (C)	802	788
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.408%, 02/25/46 (A) (C)	939	859
Citigroup, Ser 2005-CD1, Cl AM
5.220%, 07/15/44 (A)	2,029	2,071
Citigroup, Ser 2006-CD2, Cl X, IO
0.077%, 01/15/46 (A) (C)	89,435	223
Citigroup, Ser 2007-CD4, Cl XC, IO
0.167%, 12/11/49 (A) (C)	48,324	408
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	674	700
Commercial Mortgage Pass- Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	4	4
Commercial Mortgage Pass- Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	2,500	2,507
Commercial Mortgage Pass- Through Certificates, Ser 2004-LB4A, Cl A5
4.840%, 10/15/37	6,742	7,110
Commercial Mortgage Pass- Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/43 (A)	600	648
Commercial Mortgage Pass Through Certificates, Ser 2007-C9, Cl A4
6.008%, 12/10/49 (A)	1,310	1,434
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	2,242	2,349
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	2,024	1,983
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	253	249
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/31	1,047	1,077
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
11.296%, 11/25/31	319	226

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.363%, 08/25/35 (A)	$903	$464
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 2A1
1.613%, 08/25/35 (A)	3,818	2,118
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.516%, 11/20/35 (A) (D)	5,059	3,017
Countrywide Alternative Loan Trust, Ser 2005-72, Cl A1
0.488%, 01/25/36 (A)	2,549	1,647
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	447	450
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	891	875
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
3.025%, 12/25/33 (A)	563	496
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	1,494	1,552
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.491%, 08/25/18 (A)	129	128
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.877%, 09/25/34 (A)	76	44
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/34	796	824
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	1,051	1,070
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/27	768	717
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.618%, 09/25/35 (A) (C)	5,217	4,398
Credit Suisse First Boston Mortgage Securities, Ser 2001-CK6, Cl A3
6.387%, 08/15/36	351	351
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	888	906

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities,
Ser 2002-CP3, Cl A3
5.603%, 07/15/35	$6,687	$6,827
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	2,521	2,591
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/33	668	692
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	1,201	1,249
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	516	529
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	282	300
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (A)	1,491	1,564
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl B
4.723%, 03/15/35	875	880
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/34	806	850
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/34	834	888
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.575%, 06/25/34 (A)	773	714
Credit Suisse First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.327%, 06/25/35 (A)	276	287
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	1,431	1,457
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	2,974	3,156
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	1,691	1,698

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.661%, 03/15/39 (A)	$1,991	$2,111
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	3,553	3,715
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	6,657	7,119
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (C)	1,090	1,094
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (C)	406	407
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.186%, 06/28/47 (A) (C)	670	660
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
4.003%, 09/26/46 (A) (C)	651	623
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (A) (C)	316	308
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (A) (C)	400	372
Credit Suisse Mortgage Capital Certificates, Ser 2011-1R, Cl A1
1.187%, 02/27/47 (A) (C)	1,634	1,632
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.876%, 07/28/36 (A) (C)	950	892
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.437%, 08/28/47 (A) (C)	2,413	2,412
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.218%, 03/27/46 (A) (C)	2,900	2,901
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	825	879
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (C)	4,953	5,041
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A2
4.528%, 11/10/46 (C)	1,017	1,028

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A1
3.527%, 07/10/44 (C)	$3,381	$3,404
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/44 (C)	2,695	2,724
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.651%, 08/10/44 (A) (C)	6,830	417
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.591%, 02/25/20 (A)	331	337
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.317%, 04/26/37 (A) (C)	487	474
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.437%, 06/28/47 (A) (C)	605	605
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	5,730	6,001
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.612%, 11/19/44 (A)	1,959	784
DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1A
1.183%, 03/19/46 (A)	371	190
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	5,795	5,694
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (C)	1,362	1,417
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.737%, 02/25/48 (A) (C)	5,301	5,307
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	1,001	1,008
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	789	790
GE Capital Commercial Mortgage, Ser 2003-C1, Cl A4
4.819%, 01/10/38	3,601	3,722
GE Capital Commercial Mortgage, Ser 2005-C1, Cl AJ
4.826%, 06/10/48 (A)	1,000	896
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	1,000	1,041
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	70	70
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	404	403
GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	445	456

17	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.487%, 05/10/40 (A)	$654	$660
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	760	803
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (A)	1,262	1,351
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (A)	700	745
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (A)	2,705	2,575
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.377%, 10/19/33 (A)	1,677	1,595
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	617	610
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	1,173	1,209
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	751	791
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	377	387
GMAC Mortgage Loan Trust, Ser 2005-AR5, Cl 3A1
3.302%, 09/19/35 (A)	189	156
GMAC Mortgage Loan Trust, Ser 2010-1, Cl A
4.250%, 07/25/40 (C)	46	47
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	1,033	1,037
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A) (E)	7,150	7,619
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AJ
4.859%, 08/10/42 (A)	220	202
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	4,640	4,903
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.881%, 07/10/38 (A) (E)	13,375	14,563
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	7,000	7,396
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	901	957
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	4,078	4,212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	$3,268	$3,489
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.856%, 11/10/39 (A) (C)	12,311	286
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (C)	2,057	2,129
GS Mortgage Securities II, Ser 2011-GC3, Cl A2
3.645%, 03/10/44 (C)	2,016	2,043
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A) (C)	4	5
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.618%, 04/25/36 (A) (C)	1,925	1,551
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	724	765
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	175	175
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.718%, 06/25/35 (A)	413	402
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	125	117
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.518%, 05/25/35 (A)	490	418
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	4,649	4,681
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	748	779
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.568%, 05/25/36 (A)	621	546
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.568%, 08/25/36 (A)	1,809	1,579
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.816%, 11/25/37 (A)	1,551	1,180
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	11,300	3,894
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	851	849
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	1,088	1,090

18	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	$403	$408
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (A)	1,347	1,353
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	650	656
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	271	273
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (A)	1,217	1,281
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	3,808	4,040
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB11, Cl AJ
5.534%, 08/12/37 (A)	700	631
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	603	615
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.115%, 06/12/43 (A)	55,345	382
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	500	544
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A1S
5.284%, 05/15/47	575	575
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	757	772
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	6,983	7,293
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.362%, 05/15/47 (A)	800	717
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl ASB
5.857%, 02/15/51	1,161	1,235

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	$2,364	$2,541
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	5,382	5,584
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (C)	4,966	4,782
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (C)	1,087	1,098
JPMorgan Chase Commercial Mortgage, Ser 2002-C2, Cl A2
5.050%, 12/12/34	1,313	1,355
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.712%, 08/15/32 (A)	87	87
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.209%, 06/25/34 (A)	2,344	2,181
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.749%, 07/25/34 (A)	178	173
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.924%, 09/25/34 (A)	211	204
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
4.255%, 12/25/34 (A)	11,500	10,645
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.255%, 12/25/34 (A)	1,096	1,068
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/35 (A)	212	209
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.020%, 02/25/35 (A)	1,000	923
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.287%, 04/25/35 (A)	360	338
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.903%, 11/25/33 (A)	1,417	1,373
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.749%, 08/25/34 (A)	1,735	1,641
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.644%, 04/25/36 (A)	13,400	10,370
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.848%, 08/25/34 (A)	736	639
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.677%, 05/25/36 (A)	12,987	11,105

19	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Re-REMIC, Ser 2009- 6, Cl 4A1
5.958%, 09/26/36 (A) (C)	$608	$597
JPMorgan Re-REMIC, Ser 2010- 4, Cl 7A1
4.292%, 08/26/35 (A) (C)	502	481
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.130%, 07/15/44 (A)	844	886
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	778	792
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	328	331
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	853	883
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	2,624	2,661
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	350	378
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.169%, 02/15/41 (A) (C)	24,941	257
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.067%, 06/15/38 (A)	450	496
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	420	444
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	272	279
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	3,363	3,609
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (A)	5,450	5,802
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/40	2,287	2,437
LVII Resecuritization Trust, Ser 2009-2, Cl A3
3.000%, 09/27/37 (A) (C)	60	59
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (A) (C)	927	907
LVII Resecuritization Trust, Ser 2009-2, Cl A5
3.000%, 09/27/37 (A) (C)	1,000	999
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.770%, 11/21/34 (A)	11,650	10,375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.770%, 11/21/34 (A)	$543	$534
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.770%, 11/21/34 (A)	1,585	1,446
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.418%, 05/25/47 (A)	15,043	7,583
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	1,797	1,876
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	3,173	3,061
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.568%, 05/25/35 (A) (C)	632	504
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.578%, 07/25/35 (A) (C)	1,431	1,140
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
9.425%, 05/28/35 (C)	370	252
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	477	477
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	763	581
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/33	825	856
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	130	134
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	476	494
MASTR Asset Securitization Trust, Ser 2004-10, Cl SA1
0.618%, 11/25/34 (A)	18	18
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.747%, 07/25/33 (A)	207	190
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.541%, 02/25/34 (A)	205	193
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.226%, 02/25/34 (A)	2,893	2,912
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.642%, 08/25/34 (A)	394	369
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	1,069	1,094

20	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.326%, 01/12/44 (A)	$480	$431
Merrill Lynch Mortgage Trust, Ser 2005-MKB2, Cl A4
5.204%, 09/12/42 (A)	2,186	2,364
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
1.896%, 02/25/36 (A)	383	297
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.674%, 05/12/39 (A)	505	558
Merrill Lynch, Ser 2006-4, Cl XC, IO
0.346%, 12/12/49 (A) (C)	18,913	241
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	16,900	18,005
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51 (A)	2,010	2,109
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-8, Cl A3
5.967%, 08/12/49 (A)	50	53
MLCC Mortgage Investors, Ser 2004-1, Cl 2A1
2.138%, 12/25/34 (A)	699	657
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.710%, 04/25/29 (A)	378	328
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.073%, 05/25/29 (A)	528	498
MLCC Mortgage Investors, Ser 2004-D, Cl A2
0.825%, 08/25/29 (A)	444	417
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
2.138%, 04/25/35 (A)	71	63
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	375	379
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	584	598
Morgan Stanley Capital I, Ser 2004-T15, Cl A3
5.030%, 06/13/41	279	284
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	384	394
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	5,922	6,389
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.179%, 11/14/42 (A)	367	376

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	$6,545	$7,079
Morgan Stanley Capital I, Ser 2006-HQ8, Cl AM
5.466%, 03/12/44 (A)	972	963
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44 (A)	4,155	4,585
Morgan Stanley Capital I, Ser 2006-IQ12, Cl ANM
5.310%, 12/15/43	2,052	2,050
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	11,485	12,440
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.997%, 08/12/41 (A)	4,440	4,944
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.404%, 02/12/44 (A) (C)	48,264	403
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	794	796
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.795%, 06/11/42 (A)	300	333
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	172	171
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	680	688
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,060	1,098
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	721	726
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.651%, 04/25/34 (A)	776	785
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.328%, 02/25/47 (A)	239	194
Morgan Stanley Reremic Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/56 (C)	1,300	1,339
Morgan Stanley Reremic Trust, Ser 2009-IO, Cl A1
3.000%, 07/17/56 (C)	426	428
Morgan Stanley Reremic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (C)	1,300	1,361
Morgan Stanley Reremic Trust, Ser 2011-IO, Cl A
2.500%, 03/23/51 (C)	2,419	2,407
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.556%, 12/07/20 (A)	267	267

21	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	$7,013	$7,277
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.635%, 10/07/20 (A)	12,327	12,360
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.655%, 11/05/20 (A)	3,060	3,068
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.555%, 11/06/17 (A)	5,499	5,503
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.761%, 12/08/20 (A)	943	950
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/20	480	494
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.821%, 05/25/36 (A)	626	514
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.313%, 03/15/30 (A)	2,754	2,933
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
6.805%, 02/25/34	101	86
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	317	334
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/35 (C)	2,611	2,235
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/21 (C)	755	756
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (C)	637	635
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (A) (C)	1,000	991
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	620	623
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	433	446
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	475	492
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/34	1,482	1,303
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.623%, 09/25/45 (A)	1,014	586
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	807	813

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	$1,387	$1,382
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	534	545
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.723%, 12/25/34 (A)	1,577	1,409
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/33	580	612
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (A)	72	72
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 11/13/36	23	23
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	138	139
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.217%, 09/25/33 (A)	708	660
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.715%, 01/20/35 (A)	885	691
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	638	637
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (A)	828	823
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/58 (A) (C)	1,125	1,124
Station Place Securitization Trust, Ser 2010-1, Cl A
1.213%, 12/20/42 (A) (C)	1,500	1,483
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.931%, 06/25/34 (A)	600	566
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.538%, 10/25/35 (A)	4,768	3,054
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.542%, 10/19/34 (A)	315	260
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.418%, 10/25/36 (A)	5,837	3,579

22	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2003-16, Cl A3
0.718%, 06/25/33 (A)	$829	$788
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.547%, 10/25/33 (A)	10,187	8,956
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.215%, 11/25/33 (A)	237	248
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	914	925
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.013%, 12/25/33 (A)	322	320
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	985	960
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.538%, 09/25/43 (A)	759	685
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.969%, 08/15/39 (A)	2,500	2,713
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A1
5.566%, 08/15/39 (A)	499	499
US Bank National Mortgage Association, Ser 2007-1, Cl A
5.920%, 05/25/12	3,447	3,572
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	2,501	2,907
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A2
9.077%, 12/26/50 (C)	900	900
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A1
5.926%, 12/26/50 (C)	1,046	1,046
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	320	324
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	229	229
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	747	748
Wachovia Bank Commercial Mortgage Trust, Ser 2006- C26, Cl XC, IO
0.090%, 06/15/45 (A) (C)	84,499	227

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Cl A4
5.308%, 11/15/48	$530	$569
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.607%, 01/25/33 (A)	331	306
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.624%, 10/25/33 (A)	563	531
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.572%, 06/25/33 (A)	547	529
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.453%, 08/25/33 (A)	473	446
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.686%, 08/25/33 (A)	291	275
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.777%, 09/25/33 (A)	355	338
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.712%, 09/25/33 (A)	1,014	959
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	335	339
WaMu Mortgage Pass-Through Certificates, Ser 2003-S11, Cl 2A5
16.449%, 11/25/33 (A)	515	540
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	408	423
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.862%, 06/25/33 (A)	142	148
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	2,261	2,344
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.577%, 06/25/34 (A)	280	277

23	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	$628	$658
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.243%, 06/25/34 (A)	367	362
WaMu Mortgage Pass-Through Certificates, Ser 2004-S1, Cl 1A3
0.618%, 03/25/34 (A)	209	203
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	741	740
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.508%, 10/25/45 (A)	3,653	2,863
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.498%, 11/25/45 (A)	5,722	4,253
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
2.588%, 12/25/35 (A)	13,585	9,662
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.508%, 12/25/45 (A)	5,396	4,086
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.333%, 01/25/46 (A)	3,076	1,018
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl 2A
1.243%, 07/25/46 (A)	1,109	676
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.860%, 10/25/46 (A)	1,409	994
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
5.368%, 11/25/36 (A)	425	305
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
1.103%, 11/25/46 (A)	2,866	1,703
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.103%, 11/25/46 (A)	1,654	397
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
2.860%, 11/25/46 (A)	1,820	789

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.073%, 12/25/46 (A)	$574	$235
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.860%, 12/25/46 (A)	639	441
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.233%, 06/25/46 (A)	1,233	581
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl A1B
1.183%, 09/25/46 (A)	683	23
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
5.387%, 02/25/37 (A)	5,545	3,575
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl 1A
1.013%, 06/25/47 (A)	11,577	7,555
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.073%, 07/25/47 (A)	11,980	7,155
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	738	116
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/33	190	198
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS8, Cl 1P, PO
8.147%, 05/25/33	263	219
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS9, Cl 2P, PO
4.178%, 04/25/33	405	358
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	1,433	1,480
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-C, Cl A6
2.657%, 02/25/33 (A)	678	649
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.417%, 10/25/33 (A)	164	164
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.443%, 11/25/33 (A)	907	868

24	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.911%, 02/25/34 (A)	$632	$625
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	146	144
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A8
4.883%, 05/25/34 (A)	108	107
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.757%, 12/25/34 (A)	811	773
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.757%, 12/25/34 (A)	541	521
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.873%, 12/25/34 (A)	395	384
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.873%, 12/25/34 (A)	264	253
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.859%, 07/25/34 (A)	828	772
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.863%, 08/25/34 (A)	425	431
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.806%, 09/25/34 (A)	539	502
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.764%, 10/25/34 (A)	564	537
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.764%, 10/25/34 (A)	705	666
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	371	385
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/20	377	389
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR14, Cl A1
5.356%, 08/25/35 (A)	662	635

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR8, Cl 2A1
2.784%, 06/25/35 (A)	$1,024	$949
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR9, Cl 2A1
2.768%, 05/25/35 (A)	316	294
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR18, Cl 1A1
5.654%, 11/25/36 (A)	798	722
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, IO
1.367%, 02/15/44 (A) (C)	8,364	480
WF-RBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/44 (A) (C)	1,180	1,199
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/44 (C)	600	589

		719,560

Total Mortgage-Backed Securities (Cost $3,367,635) ($ Thousands)		3,427,480

CORPORATE OBLIGATIONS — 25.3%

Consumer Discretionary — 1.4%
American Airlines, Ser 2011-1 Cl A Pass-Through Trust
5.250%, 01/31/21	113	103
CBS
8.875%, 05/15/19	125	161
7.875%, 07/30/30	160	199
5.750%, 04/15/20	92	103
Comcast
6.500%, 01/15/15	3,635	4,170
6.500%, 01/15/17 (E)	7,565	8,984
6.450%, 03/15/37	200	222
5.650%, 06/15/35	230	236
4.950%, 06/15/16	4,125	4,636
Comcast Cable Communications
8.375%, 03/15/13	3,782	4,201
CVS
5.789%, 01/10/26 (C)	1,840	1,971
CVS Caremark
6.125%, 09/15/39 (E)	140	153
CVS Lease Pass-Through
6.036%, 12/10/28 (C)	3,240	3,526
5.880%, 01/10/28	168	181
DaimlerChrysler
7.300%, 01/15/12	2,515	2,573
6.500%, 11/15/13 (E)	460	509
Delta Air Lines, Ser 2010-2 Cl A Pass-Through Trust
4.950%, 05/23/19 (E)	276	267
Delta Air Lines, Ser 2011-1 Cl A Pass-Through Trust
5.300%, 04/15/19	87	85
Gap
5.950%, 04/12/21	4,422	4,199
Historic TW
9.150%, 02/01/23	500	696

25	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.661%, 08/15/16 (A)	$4,660	$4,182
Johnson Controls
4.250%, 03/01/21	265	276
Kohl’s
6.250%, 12/15/17 (E)	255	304
Lowe’s MTN
7.110%, 05/15/37	400	499
McDonald’s MTN
5.350%, 03/01/18	2,350	2,788
NBCUniversal Media LLC
5.950%, 04/01/41	200	210
4.375%, 04/01/21 (E)	1,611	1,653
Newell Rubbermaid
4.700%, 08/15/20	176	182
News America
6.200%, 12/15/34	315	331
6.150%, 02/15/41 (E)	875	915
Staples
9.750%, 01/15/14	305	358
Target
7.000%, 01/15/38 (E)	135	174
4.000%, 06/15/13	355	376
Thomson Reuters
5.950%, 07/15/13 (E)	1,405	1,526
4.700%, 10/15/19	250	281
Time Warner
7.625%, 04/15/31	4,830	5,937
6.250%, 03/29/41 (E)	2,227	2,472
4.750%, 03/29/21 (E)	2,635	2,830
4.700%, 01/15/21	890	951
Time Warner Cable
8.750%, 02/14/19	3,320	4,302
8.250%, 04/01/19 (E)	3,235	4,096
7.300%, 07/01/38	400	474
6.750%, 07/01/18 (E)	120	141
6.550%, 05/01/37	3,426	3,790
5.875%, 11/15/40	4,845	5,069
5.850%, 05/01/17	1,230	1,387
4.125%, 02/15/21 (E)	470	472
Time Warner Entertainment
8.375%, 07/15/33	100	129
United Business Media
5.750%, 11/03/20 (C)	1,070	1,128
Volkswagen International Finance
1.625%, 08/12/13 (C)	100	101
Wal-Mart Stores
5.800%, 02/15/18	1,990	2,394
5.625%, 04/15/41	3,590	4,085

		90,988

Consumer Staples — 1.0%
Altria Group
10.200%, 02/06/39	1,065	1,549
9.250%, 08/06/19	2,300	3,039
4.750%, 05/05/21	3,612	3,754

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	$7,700	$10,134
5.375%, 11/15/14	5,635	6,366
5.375%, 01/15/20 (E)	2,720	3,186
5.000%, 04/15/20	910	1,044
4.125%, 01/15/15	140	153
Bunge Finance
8.500%, 06/15/19	350	447
5.900%, 04/01/17	107	118
Cencosud
5.500%, 01/20/21 (C)	1,155	1,200
Coca-Cola
1.800%, 09/01/16 (C)	3,935	3,972
CVS Caremark
6.600%, 03/15/19 (E)	180	218
4.125%, 05/15/21	360	365
Diageo Capital
4.828%, 07/15/20	300	335
Diageo Finance BV
5.500%, 04/01/13 (E)	1,770	1,901
Dr. Pepper Snapple Group
2.350%, 12/21/12	2,735	2,785
GlaxoSmithKline Capital
4.375%, 04/15/14 (E)	200	219
Kraft Foods
6.750%, 02/19/14	200	226
6.500%, 08/11/17 (E)	100	121
6.500%, 02/09/40 (E)	2,800	3,262
6.125%, 08/23/18 (E)	700	832
5.375%, 02/10/20	4,715	5,355
Kroger
7.500%, 04/01/31	110	140
6.150%, 01/15/20	300	358
5.400%, 07/15/40	45	46
Massachusetts Institute of Technology
5.600%, 07/01/11	905	1,090
PepsiCo
7.900%, 11/01/18	339	449
3.000%, 08/25/21	181	181
2.500%, 05/10/16	2,615	2,708
Pernod-Ricard
5.750%, 04/07/21 (C)	3,815	4,043
Reynolds American
7.250%, 06/01/12	2,090	2,183
SABMiller
5.500%, 08/15/13 (C)	320	346
Safeway
6.350%, 08/15/17 (E)	2,726	3,184

		65,309

Energy — 2.1%
Alberta Energy
7.375%, 11/01/31	200	238
Anadarko Finance
7.500%, 05/01/31	73	85

26	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anadarko Petroleum
8.700%, 03/15/19 (E)	$150	$193
7.625%, 03/15/14 (E)	450	515
6.950%, 06/15/19	90	107
6.450%, 09/15/36	960	1,023
6.375%, 09/15/17 (E)	4,260	4,919
5.950%, 09/15/16	190	214
ANR Pipeline
9.625%, 11/01/21	100	145
Apache
6.900%, 09/15/18	180	228
6.000%, 09/15/13	3,300	3,643
5.625%, 01/15/17	390	464
Baker Hughes
7.500%, 11/15/18	2,290	3,013
BP Capital Markets
3.125%, 03/10/12 (E)	630	639
Canadian Natural Resources
7.200%, 01/15/32	150	183
CNOOC Finance 2011
4.250%, 01/26/21 (C)	1,665	1,712
CNPC HK Overseas Capital
5.950%, 04/28/41 (C)	840	905
Conoco Funding
7.250%, 10/15/31	885	1,163
6.950%, 04/15/29	1,325	1,690
ConocoPhillips
6.000%, 01/15/20	460	565
5.900%, 10/15/32	10	12
5.900%, 05/15/38	700	815
Devon Energy
5.600%, 07/15/41	5,265	5,669
2.400%, 07/15/16	2,775	2,827
El Paso
6.950%, 06/01/28	2,250	2,323
El Paso Pipeline Partners Operating LLC
7.500%, 11/15/40	1,100	1,296
Encana
6.500%, 05/15/19 (E)	565	674
Energen
4.625%, 09/01/21	3,275	3,276
Energy Transfer Partners
9.000%, 04/15/19	1,490	1,829
6.700%, 07/01/18	2,340	2,651
4.650%, 06/01/21	435	428
ENI
5.700%, 10/01/40 (C)	900	885
Enterprise Products Operating LLC
9.750%, 01/31/14	3,610	4,244
5.700%, 02/15/42	1,930	1,952
4.050%, 02/15/22	2,420	2,436
EOG Resources
4.100%, 02/01/21 (E)	300	318
Gazprom Via Gaz Capital
6.212%, 11/22/16 (C)	427	466
Halliburton
6.150%, 09/15/19 (E)	300	366
Hess
8.125%, 02/15/19	3,390	4,422

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Husky Energy
7.250%, 12/15/19	$1,619	$1,978
Kerr-McGee
6.950%, 07/01/24	5,310	6,242
Kinder Morgan Energy Partners
7.125%, 03/15/12	1,280	1,320
6.000%, 02/01/17	610	701
5.000%, 12/15/13	1,190	1,281
Marathon Petroleum
6.500%, 03/01/41 (C)	1,340	1,457
Occidental Petroleum
3.125%, 02/15/22	2,080	2,072
1.750%, 02/15/17 (E)	2,158	2,147
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,086	1,380
Pemex Project Funding Master Trust
6.625%, 06/15/35	5,602	6,191
0.853%, 12/03/12 (A) (C)	201	200
Petrobras International Finance
6.125%, 10/06/16	1,300	1,442
5.750%, 01/20/20	1,127	1,223
5.375%, 01/27/21	2,910	3,117
3.875%, 01/27/16	1,480	1,518
Petro-Canada
7.875%, 06/15/26	100	128
6.800%, 05/15/38	3,850	4,520
6.050%, 05/15/18	260	301
Pride International
6.875%, 08/15/20	1,150	1,374
Rockies Express Pipeline LLC
3.900%, 04/15/15 (C)	4,030	4,146
Shell International Finance BV
6.375%, 12/15/38	2,390	3,068
4.375%, 03/25/20	80	87
4.300%, 09/22/19 (E)	1,000	1,106
3.100%, 06/28/15	165	175
Spectra Energy Capital LLC
8.000%, 10/01/19	702	887
Spectra Energy Partners
2.950%, 06/15/16	720	741
Statoil
3.125%, 08/17/17	200	213
Suncor Energy
6.500%, 06/15/38	345	397
Talisman Energy
7.750%, 06/01/19	2,260	2,841
TC Pipelines
4.650%, 06/15/21	470	485
Tennessee Gas Pipeline
8.000%, 02/01/16	2,950	3,560
Tosco
8.125%, 02/15/30	100	137
7.800%, 01/01/27	210	278
Total Capital
4.125%, 01/28/21	74	79
2.300%, 03/15/16 (E)	300	310
TransCanada PipeLines
7.125%, 01/15/19 (E)	200	254
6.500%, 08/15/18	425	517

27	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Transcontinental Gas Pipe Line LLC
5.400%, 08/15/41 (C)	$810	$795
Transocean
6.500%, 11/15/20 (E)	485	551
Union Pacific Resources Group
7.150%, 05/15/28 (E)	150	169
Western Gas Partners
5.375%, 06/01/21	3,835	4,038
Williams
8.750%, 03/15/32	3,026	3,926
7.875%, 09/01/21	2,901	3,650
7.750%, 06/15/31	548	656
Williams Partners
5.250%, 03/15/20	590	642
Williams, Ser A
7.500%, 01/15/31	1,515	1,769

		132,602

Financials — 14.0%
ABB Treasury Center USA
4.000%, 06/15/21 (C)	1,980	2,025
2.500%, 06/15/16 (C)	6,855	7,057
Abbey National Treasury Services
4.000%, 04/27/16 (E)	4,715	4,506
ACE INA Holdings
5.600%, 05/15/15	380	419
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	7,785	8,287
Aegon, Ser CMS
3.169%, 07/29/49 (A)	2,180	1,160
Aflac
8.500%, 05/15/19 (E)	165	205
6.450%, 08/15/40	92	90
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (C)	150	160
Allstate
7.450%, 05/16/19 (E)	4,680	5,695
5.000%, 08/15/14	300	328
Ally Financial
2.454%, 12/01/14 (A)	4,579	4,291
1.750%, 10/30/12	3,960	4,027
American Express
7.250%, 05/20/14	360	411
7.000%, 03/19/18 (E)	500	595
5.875%, 05/02/13	2,100	2,243
American Express Credit MTN
7.300%, 08/20/13	500	552
5.125%, 08/25/14	6,140	6,725
1.096%, 06/24/14 (A)	2,740	2,702
American Honda Finance MTN
7.625%, 10/01/18 (C)	150	192
3.875%, 09/21/20 (C)	2,840	2,974
2.375%, 03/18/13 (C)	150	153
American International Group
6.400%, 12/15/20	457	481
6.250%, 03/15/37	5,000	4,025
5.850%, 01/16/18	2,325	2,364
3.750%, 11/30/13 (C)	1,000	1,012
ANZ National Int’l
2.375%, 12/21/12 (C)	190	192

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AON
6.250%, 09/30/40	$79	$87
3.500%, 09/30/15	46	48
3.125%, 05/27/16	235	235
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	1,193	1,229
Associates Corp of North America
6.950%, 11/01/18	650	710
Australia & New Zealand
Banking Group
4.875%, 01/12/21 (C)	137	146
3.700%, 01/13/15 (C)	4,000	4,219
3.250%, 03/01/16 (C)	200	207
0.587%, 10/29/49 (A)	1,400	854
BA Covered Bond Issuer
5.500%, 06/14/12 (C)	1,500	1,546
BAC Capital Trust XIV
5.630%, 03/15/12 (A)	180	117
BAC Capital Trust XV
1.054%, 06/01/56 (A)	9,235	5,337
Banco BTG Pactual
4.875%, 07/08/16 (C)	1,035	1,025
Bank of America
7.625%, 06/01/19	175	198
7.375%, 05/15/14	780	854
6.500%, 08/01/16	13,038	13,993
6.100%, 06/15/17	6,000	5,941
6.000%, 09/01/17	2,845	2,916
5.750%, 12/01/17 (E)	2,640	2,744
5.650%, 05/01/18	1,685	1,719
5.625%, 10/14/16	350	357
5.625%, 07/01/20	2,875	2,912
5.420%, 03/15/17 (C)	5,030	4,908
5.000%, 05/13/21	4,650	4,552
4.500%, 04/01/15	6,790	6,856
3.750%, 07/12/16	3,785	3,736
3.625%, 03/17/16	2,770	2,703
Bank of Montreal
2.850%, 06/09/15 (C)	4,355	4,621
2.625%, 01/25/16 (C) (E)	480	505
Bank of New York Mellon MTN
4.600%, 01/15/20	160	175
3.100%, 01/15/15	125	132
2.950%, 06/18/15 (E)	500	520
Bank of Nova Scotia
3.400%, 01/22/15	328	348
2.375%, 12/17/13	150	154
2.150%, 08/03/16 (C)	3,273	3,357
1.650%, 10/29/15 (C)	355	360
1.450%, 07/26/13 (C)	9,140	9,269
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C)	1,107	1,177
Barclays Bank
6.050%, 12/04/17 (C)	2,490	2,465
5.200%, 07/10/14	350	368
5.125%, 01/08/20	4,330	4,360
5.000%, 09/22/16 (E)	4,800	4,950
2.500%, 01/23/13	500	501
2.500%, 09/21/15 (C) (E)	365	370
0.563%, 08/07/49 (A)	380	220

28	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barnett Capital III
0.879%, 02/01/27 (A)	$600	$439
BB&T MTN
6.850%, 04/30/19	115	138
5.700%, 04/30/14	620	683
4.900%, 06/30/17	400	428
3.950%, 04/29/16	555	592
3.850%, 07/27/12	150	154
BBVA US Senior SAU
3.250%, 05/16/14	3,660	3,571
Bear Stearns
7.250%, 02/01/18 (E)	2,930	3,459
6.400%, 10/02/17	3,910	4,481
4.650%, 07/02/18	3,000	3,165
Berkshire Hathaway
3.750%, 08/15/21	7,348	7,520
3.200%, 02/11/15	1,640	1,730
Berkshire Hathaway Finance
5.400%, 05/15/18 (E)	6,660	7,614
2.450%, 12/15/15 (E)	187	193
BlackRock
6.250%, 09/15/17	570	670
Blackstone Holdings Finance LLC
5.875%, 03/15/21 (C)	1,180	1,246
Boeing Capital
4.700%, 10/27/19	920	1,038
2.900%, 08/15/18	1,545	1,590
BP Capital Markets
5.250%, 11/07/13	3,230	3,494
3.875%, 03/10/15	630	672
3.625%, 05/08/14 (E)	100	105
Branch Banking & Trust
5.625%, 09/15/16	325	369
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/16 (C)	2,376	2,487
Canadian Imperial Bank of Commerce
2.600%, 07/02/15(C)	3,385	3,548
Capital One Bank USA
8.800%, 07/15/19 (E)	250	309
Capital One Financial
7.375%, 05/23/14	450	506
6.750%, 09/15/17	740	847
4.750%, 07/15/21 (E)	3,615	3,637
2.125%, 07/15/14	1,346	1,342
Caterpillar Financial Services MTN
7.150%, 02/15/19	250	320
6.200%, 09/30/13	5,640	6,208
5.850%, 09/01/17	580	694
CDP Financial
3.000%, 11/25/14 (C)	6,800	7,171
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	722	749
Charles Schwab
4.950%, 06/01/14	100	110
Chase Capital VI
0.879%, 08/01/28 (A)	2,000	1,590

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
8.500%, 05/22/19 (E)	$600	$733
8.125%, 07/15/39 (E)	2,100	2,529
6.875%, 03/05/38	6,618	7,032
6.500%, 08/19/13 (E)	2,370	2,522
6.375%, 08/12/14 (E)	3,090	3,370
6.125%, 05/15/18	390	426
6.010%, 01/15/15	1,000	1,074
6.000%, 12/13/13	3,920	4,156
6.000%, 08/15/17	4,270	4,630
5.500%, 04/11/13	1,758	1,832
5.500%, 02/15/17 (E)	11,465	11,679
5.375%, 08/09/20 (E)	1,140	1,210
5.300%, 01/07/16	1,488	1,581
5.000%, 09/15/14	2,890	2,968
4.587%, 12/15/15	114	118
3.953%, 06/15/16	3,113	3,181
0.862%, 08/25/36 (A)	2,839	1,931
Citigroup Capital III
7.625%, 12/01/36	2,000	1,931
Citigroup Funding
1.875%, 10/22/12	5,355	5,451
CME Group
5.750%, 02/15/14 (E)	177	196
CNA Financial
6.500%, 08/15/16	1,100	1,214
5.875%, 08/15/20	274	286
5.850%, 12/15/14	200	214
5.750%, 08/15/21	1,620	1,688
Comerica
3.000%, 09/16/15	145	148
Commonwealth Bank of Australia
5.000%, 10/15/19 (C)	900	964
3.750%, 10/15/14 (C)	2,110	2,223
CommonWealth ‡
6.650%, 01/15/18	255	287
6.250%, 08/15/16	300	328
5.875%, 09/15/20	95	99
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/49 (A) (C)	2,823	3,550
5.800%, 09/30/10 (C)	300	309
5.250%, 05/24/41	3,066	3,236
4.500%, 01/11/21 (E)	300	322
3.200%, 03/11/15 (C) (E)	700	736
Countrywide Financial
6.250%, 05/15/16 (E)	1,430	1,444
Credit Agricole
8.375%, 12/31/49 (A) (C) (E)	4,740	4,361
2.625%, 01/21/14 (C)	1,480	1,461
Credit Suisse NY MTN
6.000%, 02/15/18	9,575	10,091
5.500%, 05/01/14	125	135
5.300%, 08/13/19	600	628
5.000%, 05/15/13 (E)	4,189	4,403
4.375%, 08/05/20	2,065	2,028
3.450%, 07/02/12 (E)	300	306
Credit Suisse USA
5.125%, 01/15/14 (E)	335	357
5.125%, 08/15/15	310	332

29	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Deutsche Bank
4.875%, 05/20/13	$2,260	$2,353
3.875%, 08/18/14	295	307
2.375%, 01/11/13	2,500	2,501
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (C)	4,789	3,640
Dexia Credit Local
2.750%, 04/29/14 (C)	13,575	13,640
DnB Boligkreditt
2.100%, 10/14/15 (C)	10,132	10,363
Dresdner Funding Trust I
8.151%, 06/30/31 (C)	365	307
ERAC USA Finance LLC
4.500%, 08/16/21 (C)	175	178
2.250%, 01/10/14 (C)	250	254
ERP Operating ‡
5.750%, 06/15/17 (E)	500	565
5.125%, 03/15/16	1,000	1,093
Farmers Exchange Capital
7.200%, 07/15/48 (C)	2,519	2,601
7.050%, 07/15/28 (C)	1,063	1,089
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	4,118	5,037
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/13 (A) (C)	1,570	1,533
First Chicago NBD Institutional Capital I
0.804%, 02/01/27 (A)	3,750	3,181
First Industrial MTN
7.500%, 12/01/17	1,765	1,775
Fleet Capital Trust II
7.920%, 12/11/26	1,600	1,568
FMR LLC
6.450%, 11/15/39 (C) (E)	250	263
Ford Motor Credit LLC
5.875%, 08/02/21	2,360	2,368
FUEL Trust
4.207%, 04/15/16 (C)	401	403
3.984%, 06/15/16 (C) (E)	555	553
General Electric Capital
6.875%, 01/10/39	4,100	4,717
6.750%, 03/15/32	150	169
6.375%, 11/15/67 (A)	6,495	6,430
6.150%, 08/07/37	3,880	4,048
6.000%, 08/07/19	920	1,035
5.900%, 05/13/14 (E)	5,010	5,558
5.875%, 01/14/38	1,345	1,371
5.625%, 09/15/17	800	890
5.625%, 05/01/18	6,775	7,519
5.500%, 01/08/20 (E)	480	530
5.400%, 02/15/17 (E)	1,800	1,991
5.375%, 10/20/16 (E)	1,300	1,441
5.300%, 02/11/21 (E)	1,753	1,867
4.625%, 01/07/21 (E)	7,343	7,570
2.950%, 05/09/16 (E)	3,085	3,113
2.250%, 11/09/15 (E)	180	181
0.648%, 05/05/26 (A)	4,345	3,630
0.507%, 09/15/14 (A)	4,090	3,954
0.428%, 03/20/14 (A)	2,000	1,956
0.366%, 04/10/12 (A)	500	500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Glitnir Banki (C) (F)
7.451%, 09/14/16	$500	$—
6.693%, 06/15/16	4,480	—
6.375%, 09/25/12	3,100	806
6.330%, 07/28/11	2,440	634
Goldman Sachs Capital II
5.793%, 12/29/49 (A)	15,810	11,383
Goldman Sachs Group
7.500%, 02/15/19 (E)	2,931	3,348
6.600%, 01/15/12	2,960	3,022
6.250%, 09/01/17	1,400	1,514
6.250%, 02/01/41	3,590	3,531
6.150%, 04/01/18	7,800	8,337
6.000%, 06/15/20 (E)	3,980	4,248
5.950%, 01/18/18 (E)	3,175	3,378
5.750%, 10/01/16	1,000	1,094
5.450%, 11/01/12	750	781
5.375%, 03/15/20	540	549
5.300%, 02/14/12	150	153
5.250%, 10/15/13	980	1,022
5.250%, 07/27/21	11,190	11,345
4.750%, 07/15/13	100	104
3.625%, 08/01/12	470	479
3.625%, 02/07/16 (E)	5,530	5,535
0.653%, 07/22/15 (A)	1,000	920
GTP Acquisition Partners I LLC
4.347%, 06/15/16 (C)	606	582
Hartford Financial Services Group
5.500%, 03/30/20	1,740	1,761
HBOS MTN
6.750%, 05/21/18 (C)	5,100	4,718
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	1,920	1,296
HCP ‡
6.750%, 02/01/41	1,560	1,585
6.700%, 01/30/18	4,478	4,963
6.000%, 01/30/17	6,000	6,465
5.650%, 12/15/13	2,850	3,034
5.375%, 02/01/21 (E)	105	107
Health Care ‡
6.500%, 03/15/41	3,050	2,963
5.250%, 01/15/22	1,600	1,595
4.950%, 01/15/21	4,910	4,809
Highwoods Properties ‡
7.500%, 04/15/18	1,339	1,567
Hongkong & Shanghai Banking
0.438%, 07/22/49 (A)	195	121
HSBC Bank
4.750%, 01/19/21 (C)	400	415
4.125%, 08/12/20 (C)	261	262
3.100%, 05/24/16 (C)	5,022	5,105
1.625%, 07/07/14 (C)	728	737
0.538%, 06/29/49 (A)	1,160	673
HSBC Bank USA NY
4.625%, 04/01/14	300	310

30	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Finance
7.000%, 05/15/12	$1,975	$2,046
6.676%, 01/15/21 (C)	7,240	6,998
6.375%, 11/27/12	365	383
5.500%, 01/19/16	600	648
4.750%, 07/15/13	166	173
0.499%, 01/15/14 (A) (E)	500	485
HSBC Holdings
6.800%, 06/01/38	1,249	1,284
5.100%, 04/05/21	4,321	4,636
Hutchison Whampoa International
5.750%, 09/11/19 (C)	2,775	3,065
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C) (E)	1,200	936
Intesa Sanpaolo
3.625%, 08/12/15 (C) (E)	1,440	1,324
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C)	830	857
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (C)	610	649
Jefferies Group
8.500%, 07/15/19	90	109
6.450%, 06/08/27	590	590
6.250%, 01/15/36	400	389
5.125%, 04/13/18	1,590	1,585
3.875%, 11/09/15	171	174
John Deere Capital MTN
5.750%, 09/10/18	300	359
JPMorgan Chase
6.000%, 01/15/18	400	447
5.750%, 01/02/13	810	854
5.600%, 07/15/41	2,655	2,736
5.150%, 10/01/15	240	255
5.125%, 09/15/14	136	144
4.250%, 10/15/20	2,040	2,083
3.700%, 01/20/15	370	385
3.450%, 03/01/16	1,015	1,046
JPMorgan Chase Bank
6.000%, 07/05/17	2,300	2,539
6.000%, 10/01/17	8,325	9,332
0.579%, 06/13/16 (A)	4,250	3,927
JPMorgan Chase Capital XIII
1.196%, 09/30/34 (A)	1,440	1,126
JPMorgan Chase Capital XXII
6.450%, 02/02/37	500	495
JPMorgan Chase Capital XXIII
1.286%, 05/15/47 (A)	4,000	2,761
JPMorgan Chase Capital XXV
6.800%, 10/01/37 (E)	1,993	1,991
Kaupthing Bank MTN
7.625%, 02/28/15 (C) (F)	8,130	1,992
7.125%, 05/19/16 (C) (F)	12,000	1
5.750%, 10/04/11 (C) (F)	1,120	274
KeyBank
5.800%, 07/01/14 (E)	600	656
Kilroy Realty
6.625%, 06/01/20 ‡	1,410	1,542
5.000%, 11/03/15 ‡	940	995
4.800%, 07/15/18 ‡	2,300	2,293

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Landsbanki Islands
6.100%, 08/25/11 (C) (F)	$6,520	$456
Lazard Group
7.125%, 05/15/15	2,880	3,249
6.850%, 06/15/17	4,385	4,934
Lehman Brothers Holdings
6.750%, 12/28/17 (F)	10,370	5
6.500%, 07/19/17 (F)	4,040	6
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (F)	20,630	2
Lincoln National
4.850%, 06/24/21	58	57
Lloyds TSB Bank
6.375%, 01/21/21	3,950	4,121
5.800%, 01/13/20 (C)	480	481
M&T Bank
5.375%, 05/24/12	325	335
Macquarie Group
7.300%, 08/01/14 (C)	480	532
6.250%, 01/14/21 (C) (E)	525	510
Manufacturers & Traders Trust
6.625%, 12/04/17	250	294
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	3,745	5,480
MassMutual Global Funding II
3.625%, 07/16/12 (C)	300	307
2.875%, 04/21/14 (C)	122	127
2.300%, 09/28/15 (C)	100	101
MBNA Capital, Ser A
8.278%, 12/01/26	3,185	3,185
Merrill Lynch MTN
7.430%, 09/01/22	4	4
6.875%, 04/25/18 (E)	980	1,018
6.400%, 08/28/17	1,250	1,316
6.150%, 04/25/13	210	218
5.700%, 05/02/17	600	587
MetLife
7.717%, 02/15/19	1,750	2,150
6.750%, 06/01/16	2,950	3,457
6.400%, 12/15/36	9,010	8,201
5.700%, 06/15/35	890	923
MetLife Capital Trust X
9.250%, 04/08/38 (C)	2,700	3,186
MetLife Global Funding I
2.875%, 09/17/12 (C)	600	609
MetLife Institutional Funding II
1.146%, 04/04/14 (A) (C)	153	153
Metropolitan Life Global Funding I
5.125%, 04/10/13 (C)	200	211
5.125%, 06/10/14 (C) (E)	1,575	1,718
3.650%, 06/14/18 (C)	490	502
2.500%, 01/11/13 (C)	325	330
2.500%, 09/29/15 (C)	2,935	2,980
2.000%, 01/10/14 (C)	200	202
Monumental Global Funding
5.500%, 04/22/13( C)	235	249

31	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley MTN
7.300%, 05/13/19	$6,830	$7,628
6.625%, 04/01/18	5,190	5,561
6.250%, 08/28/17	550	582
6.000%, 05/13/14	5,135	5,392
5.950%, 12/28/17	245	253
5.625%, 09/23/19	2,385	2,424
5.550%, 04/27/17	514	525
5.500%, 07/28/21 (E)	1,069	1,067
5.450%, 01/09/17	250	256
5.300%, 03/01/13	400	414
4.750%, 04/01/14	2,040	2,069
4.200%, 11/20/14	1,836	1,841
0.700%, 10/18/16 (A)	9,200	8,067
National Australia Bank
5.350%, 06/12/13(C)	5,495	5,863
3.750%, 03/02/15 (C) (E)	455	477
3.000%, 07/27/16 (C) (E)	1,000	1,012
2.500%, 01/08/13 (C)	550	558
National Bank of Canada
1.650%, 01/30/14 (C) (E)	5,461	5,573
National City
4.900%, 01/15/15	400	436
National City Bank
5.800%, 06/07/17	525	577
0.622%, 06/07/17 (A)	3,000	2,745
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	230	329
2.625%, 09/16/12	95	97
Nationwide Mutual Insurance
9.375%, 08/15/39 (C) (E)	460	544
6.600%, 04/15/34(C)	2,160	2,011
5.810%, 12/15/24 (A) (C)	3,900	3,844
NB Capital Trust IV
8.250%, 04/15/27	2,305	2,305
New York Life Global Funding
4.650%, 05/09/13 (C)	300	319
3.000%, 05/04/15 (C)	5,380	5,651
Nomura Holdings
6.700%, 03/04/20 (E)	629	711
5.000%, 03/04/15	130	137
4.125%, 01/19/16 (E)	250	256
Nordea Bank
4.875%, 01/14/21(C)	560	595
4.875%, 05/13/21 (C) (E)	5,165	4,714
3.700%, 11/13/14 (C)	2,060	2,147
1.750%, 10/04/13 (C)	200	198
Nordea Eiendomskreditt
1.875%, 04/07/14 (C)	6,025	6,161
Northern Trust
5.500%, 08/15/13	85	92
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (C)	2,700	2,970
Pacific Life Global Funding
5.150%, 04/15/13 (C)	370	390
5.000%, 05/15/17 (C)	170	183
PNC Bank
6.000%, 12/07/17	250	283
PNC Funding
5.125%, 02/08/20 (E)	340	376

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Power Receivables Finance
6.290%, 01/01/12	$425	$425
6.290%, 01/01/12 (C) (E)	134	134
PPF Funding ‡
5.500%, 01/15/14 (C)	5,000	5,344
Pricoa Global Funding I
5.450%, 06/11/14 (C)	300	330
Principal Life Global Funding I
6.250%, 02/15/12 (C)	600	614
5.050%, 03/15/15 (C)	750	819
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	600	653
Private Export Funding
4.375%, 03/15/19	4,660	5,253
2.125%, 07/15/16	4,760	4,932
Protective Life
8.450%, 10/15/39	869	991
Prudential Financial MTN
5.625%, 05/12/41	655	611
Prudential Holdings LLC
8.695%, 12/18/23 (C)	2,500	3,276
1.122%, 12/18/17 (A) (C)	3,725	3,470
Prudential Insurance of America
8.300%, 07/01/25 (C)	600	756
Reckson Operating Partnership ‡
5.000%, 08/15/18	1,145	1,118
Resona Preferred Global Securities Cayman
7.191%, 07/30/49 (A) (C)	3,240	3,139
Royal Bank of Canada MTN
2.300%, 07/20/16 (E)	640	649
0.438%, 06/29/85 (A)	860	550
Royal Bank of Scotland
4.875%, 03/16/15	370	375
3.950%, 09/21/15	2,320	2,261
Royal Bank of Scotland Group MTN
7.640%, 09/29/17	1,000	600
6.400%, 10/21/19	3,120	3,145
Russian Agricultural Bank Via RSHB Capital
6.299%, 05/15/17 (C)	1,190	1,258
Santander US Debt Unipersonal
3.724%, 01/20/15 (C) (E)	3,100	2,919
Security Benefit Life Insurance
8.750%, 05/15/16 (C)	5,200	5,554
Simon Property Group ‡
10.350%, 04/01/19 (E)	520	717
6.750%, 05/15/14 (E)	165	187
5.650%, 02/01/20	133	146
4.375%, 03/01/21	130	130
SLM MTN
8.450%, 06/15/18	550	582
Societe Generale
0.500%, 11/29/49 (A)	680	394
0.500%, 11/29/49 (A)	180	104
Sparebanken 1 Boligkreditt
1.250%, 10/25/13 (C)	2,400	2,416
Springleaf Finance MTN
6.900%, 12/15/17	170	144

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stadshypotek
1.450%, 09/30/13 (C) (E)	$5,729	$5,792
Standard Chartered
3.200%, 05/12/16 (C)	3,875	3,849
State Street
4.956%, 03/15/18	2,590	2,803
4.300%, 05/30/14	60	65
Sumitomo Mitsui Banking
3.150%, 07/22/15 (C)	2,510	2,614
3.100%, 01/14/16 (C)	640	659
SunTrust Preferred Capital I
5.853%, 12/15/11(A)	2,643	1,966
Svenska Handelsbanken
3.125%, 07/12/16	282	285
Swedbank Hypotek
2.950%, 03/28/16 (C)	2,685	2,811
2.125%, 08/31/16 (C)	2,030	2,033
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	2,470	2,936
TNK-BP Finance
6.625%, 03/20/17 (C) (E)	510	550
Toll Road Investors Partnership II
0.000%, 02/15/45 (A) (C)	4,869	225
Toronto-Dominion Bank MTN
2.500%, 07/14/16 (E)	538	554
2.200%, 07/29/15 (C)	295	305
Toyota Motor Credit MTN
3.200%, 06/17/15	308	325
Travelers
5.900%, 06/02/19	145	167
3.900%, 11/01/20	1,655	1,646
Travelers Property Casualty
7.750%, 04/15/26	300	397
UBS MTN
5.875%, 12/20/17	520	556
5.750%, 04/25/18 (E)	150	160
4.875%, 08/04/20	600	602
3.875%, 01/15/15	1,690	1,753
2.250%, 08/12/13	250	253
2.250%, 01/28/14	1,940	1,958
UDR MTN
5.000%, 01/15/12‡	2,000	2,020
4.250%, 06/01/18‡	2,000	2,034
US Bancorp MTN
4.125%, 05/24/21	134	142
2.875%, 11/20/14	415	432
2.450%, 07/27/15	1,245	1,278
Wachovia
5.750%, 06/15/17 (E)	690	782
5.500%, 05/01/13 (E)	600	641
5.250%, 08/01/14	650	695
0.593%, 10/28/15 (A)	3,760	3,545
Wachovia Bank MTN
6.000%, 11/15/17	3,650	4,110
4.875%, 02/01/15	5,250	5,597
0.577%, 03/15/16 (A)	1,200	1,111
Wachovia Capital Trust III
5.570%, 12/31/49 (A)	5,172	4,526

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WEA Finance LLC
7.125%, 04/15/18 (C) (E)	$3,655	$4,204
6.750%, 09/02/19 (C)	366	415
4.625%, 05/10/21 (C)	1,815	1,768
Wells Fargo
5.625%, 12/11/17 (E)	350	402
5.000%, 11/15/14	1,145	1,206
4.600%, 04/01/21 (E)	500	539
3.676%, 06/15/16 (E)	3,230	3,415
Wells Fargo Bank
4.750%, 02/09/15	300	318
Wells Fargo Capital X
5.950%, 12/15/36	1,630	1,594
Westpac Banking
4.875%, 11/19/19 (E)	919	967
3.000%, 12/09/15	3,110	3,178
Woodbourne Capital Trust I
0.000%, 04/08/49 (A) (C) (I)	625	294
Woodbourne Capital Trust II
1.290%, 04/08/49 (A) (C) (I)	375	176
WR Berkley
5.375%, 09/15/20	1,310	1,368
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (C) (E)	5,740	5,625

		904,769

Health Care — 0.8%
Abbott Laboratories
5.600%, 11/30/17	470	563
Amgen
5.750%, 03/15/40	237	263
5.700%, 02/01/19	100	118
5.650%, 06/15/42	3,950	4,323
4.500%, 03/15/20	84	92
Boston Scientific
6.400%, 06/15/16	2,055	2,344
Coventry Health Care
5.950%, 03/15/17	3,613	4,073
5.450%, 06/15/21	760	818
Gilead Sciences
4.500%, 04/01/21	2,825	3,029
GlaxoSmithKline Capital
5.650%, 05/15/18	1,800	2,157
HCA
5.750%, 03/15/14	5,548	5,493
Hospira
6.400%, 05/15/15	20	23
Humana
7.200%, 06/15/18 (E)	2,210	2,639
Life Technologies
5.000%, 01/15/21	2,836	2,928
Medco Health Solutions
7.125%, 03/15/18	250	299
2.750%, 09/15/15	135	138
Medtronic
4.450%, 03/15/20	1,370	1,533
Pharmacia
6.500%, 12/01/18	430	533
Roche Holdings
6.000%, 03/01/19 (C)	2,310	2,785
Sanofi
2.625%, 03/29/16	2,960	3,082

33	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thermo Fisher Scientific
3.600%, 08/15/21	$800	$815
3.200%, 03/01/16	1,425	1,493
UnitedHealth Group
6.875%, 02/15/38	300	368
5.800%, 03/15/36	560	600
5.700%, 10/15/40	970	1,065
3.875%, 10/15/20	1,020	1,060
WellPoint
5.875%, 06/15/17	350	407
3.700%, 08/15/21	2,920	2,920
Wyeth
5.950%, 04/01/37	3,560	4,105

		50,066

Industrials — 1.0%
Air 2 US
8.027%, 10/01/19(C)	1,763	1,745
Allied Waste North America
6.875%, 06/01/17	605	652
Boeing
4.875%, 02/15/20	2,760	3,113
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	200	265
5.750%, 05/01/40	931	1,021
5.650%, 05/01/17	200	233
5.400%, 06/01/41	200	209
4.700%, 10/01/19	375	413
3.450%, 09/15/21	1,380	1,378
Canadian National Railway
5.850%, 11/15/17(E)	150	179
Cargill
7.350%, 03/06/19(C)	400	506
Caterpillar
5.200%, 05/27/41	2,805	3,013
3.900%, 05/27/21	1,260	1,344
Continental Airlines
5.983%, 04/19/22(E)	3,101	3,148
Continental Airlines, Ser 1999-1 Cl A Pass-Through Trust
6.545%, 02/02/19	138	144
Continental Airlines, Ser 1999-2 Cl C-2 Pass-Through Trust
7.256%, 03/15/20	1,230	1,291
6.236%, 03/15/20	1,994	2,034
Continental Airlines, Ser 2000-1 Cl A-1 Pass-Through Trust
8.048%, 11/01/20	2,381	2,535
CRH America
6.000%, 09/30/16	154	170
CSX
7.375%, 02/01/19(E)	460	580
6.300%, 03/15/12	110	113
4.250%, 06/01/21	65	68
Danaher
3.900%, 06/23/21(E)	266	283
Delta Air Lines, Ser 2001-1 Cl A-
2 Pass-Through Trust, Cl A-2
7.111%, 09/18/11	5,500	5,500
Delta Air Lines, Ser 2007-1 Cl A Pass-Through Trust
6.821%, 08/10/22	1,876	1,913

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Eaton
7.625%, 04/01/24	$325	$437
General Electric
5.250%, 12/06/17	250	280
International Lease Finance
6.750%, 09/01/16(C)	6,350	6,413
6.500%, 09/01/14(C)	7,190	7,298
Koninklijke Philips Electronics
7.200%, 06/01/26	300	375
5.750%, 03/11/18(E)	100	115
Lockheed Martin
5.720%, 06/01/40	405	443
Norfolk Southern
6.000%, 05/23/11	527	567
Northrop Grumman
1.850%, 11/15/15	3,205	3,202
Pitney Bowes MTN
5.600%, 03/15/18(E)	100	110
5.000%, 03/15/15(E)	225	243
4.875%, 08/15/14(E)	325	353
Raytheon
3.125%, 10/15/20	810	805
Ryder System MTN
3.600%, 03/01/16(E)	132	137
Tyco International Finance
8.500%, 01/15/19	170	224
Tyco International Group
7.000%, 12/15/19	150	183
6.000%, 11/15/13	1,735	1,919
Union Pacific
4.163%, 07/15/22(C)	437	464
Union Pacific Railroad 2003 Pass-Through Trust
4.698%, 01/02/24	165	180
United Parcel Service
4.500%, 01/15/13	1,740	1,836
United Parcel Service of America
8.375%, 04/01/20(E)	140	195
United Technologies
8.875%, 11/15/19	400	569
5.400%, 05/01/35	670	760
Verisk Analytics
5.800%, 05/01/21	1,610	1,792
Waste Management
7.125%, 12/15/17	1,720	2,116
4.750%, 06/30/20(E)	299	324
2.600%, 09/01/16	1,015	1,029

		64,219

Information Technology — 0.3%
Adobe Systems
4.750%, 02/01/20	1,775	1,880
Arrow Electronics
6.875%, 07/01/13	100	108
6.875%, 06/01/18	270	304
6.000%, 04/01/20	225	243
3.375%, 11/01/15	40	41
BAE Systems Holdings
5.200%, 08/15/15(C)	360	396
Cisco Systems
5.900%, 02/15/39(E)	250	283
5.500%, 01/15/40	500	545

34	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dell
5.650%, 04/15/18	$415	$473
Fiserv
3.125%, 06/15/16	1,780	1,821
Hewlett-Packard
4.300%, 06/01/21(E)	200	208
2.950%, 08/15/12	80	81
HP Enterprise Services LLC
7.450%, 10/15/29	500	668
International Business Machines
8.000%, 10/15/38	100	148
7.625%, 10/15/18	365	483
1.950%, 07/22/16	3,176	3,223
Intuit
5.750%, 03/15/17(E)	765	881
Juniper Networks
5.950%, 03/15/41	655	681
Microsoft
5.300%, 02/08/41	3,540	4,048
4.500%, 10/01/40	61	62
1.625%, 09/25/15	405	413
National Semiconductor
6.600%, 06/15/17	500	611
3.950%, 04/15/15	500	542
Oracle
6.500%, 04/15/38(E)	100	124
5.375%, 07/15/40(C)	97	107
5.000%, 07/08/19	450	518
Xerox
8.250%, 05/15/14	320	370
4.500%, 05/15/21	80	83

		19,345

Materials — 0.6%
ArcelorMittal
6.750%, 03/01/41(E)	430	410
5.500%, 03/01/21(E)	2,008	1,966
Barrick Gold
6.950%, 04/01/19	1,760	2,163
Barrick North America Finance LLC
4.400%, 05/30/21(C)	650	680
BHP Billiton Finance USA
6.500%, 04/01/19(E)	445	548
Braskem America Finance
7.125%, 07/22/41(C)	1,860	1,814
Dow Chemical
8.550%, 05/15/19	3,767	4,895
7.600%, 05/15/14	410	473
5.900%, 02/15/15	1,585	1,776
4.250%, 11/15/20(E)	118	121
E.I. Du Pont de Nemours
5.600%, 12/15/36	275	308
4.900%, 01/15/41	125	128
1.950%, 01/15/16	162	165
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	3,005	3,242
Nacional del Cobre de Chile
4.750%, 10/15/14(C)	900	976

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Potash Corp of Saskatchewan
6.500%, 05/15/19	$250	$306
4.875%, 03/30/20	10	11
PPG Industries
9.000%, 05/01/21	515	714
6.650%, 03/15/18	715	878
5.750%, 03/15/13	615	658
Praxair
5.200%, 03/15/17	215	251
4.375%, 03/31/14	250	271
Rio Tinto Finance USA
8.950%, 05/01/14(E)	265	318
6.500%, 07/15/18	5,080	6,185
4.125%, 05/20/21	770	809
3.500%, 11/02/20	77	77
Stauffer Chemical
5.702%, 04/15/17 (A) (J)	350	87
5.831%, 04/15/18 (A) (J)	860	191
Teck Resources
6.250%, 07/15/41	2,002	2,122
Union Carbide
7.750%, 10/01/96	200	221
7.500%, 06/01/25	200	232
Vale Overseas
8.250%, 01/17/34	365	475
6.875%, 11/21/36	2,958	3,388

		36,859

Telecommunication Services — 1.9%
America Movil
6.125%, 03/30/40	1,815	1,977
5.625%, 11/15/17	1,450	1,657
5.000%, 03/30/20	740	803
2.375%, 09/08/16	5,198	5,156
American Tower
5.050%, 09/01/20	917	932
4.500%, 01/15/18	3,395	3,507
AT&T
8.000%, 11/15/31	43	58
6.700%, 11/15/13	500	556
6.550%, 02/15/39	2,010	2,325
6.400%, 05/15/38	905	1,019
6.300%, 01/15/38	8,590	9,613
5.600%, 05/15/18	400	462
5.550%, 08/15/41	7,010	7,388
5.500%, 02/01/18	150	173
5.350%, 09/01/40(E)	1,431	1,458
5.100%, 09/15/14	2,410	2,664
4.850%, 02/15/14	500	541
3.875%, 08/15/21	2,495	2,562
BellSouth
6.875%, 10/15/31	150	177
6.550%, 06/15/34(E)	200	226
4.750%, 11/15/12	190	198
BellSouth Telecommunications
6.300%, 12/15/15	206	221
British Telecommunications
9.875%, 12/15/30(D)	155	226
5.950%, 01/15/18	1,711	1,932
Cellco Partnership
8.500%, 11/15/18	2,235	3,004
7.375%, 11/15/13	810	915

35	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Centel Capital
9.000%, 10/15/19	$325	$374
CenturyLink
7.600%, 09/15/39(E)	2,313	2,132
6.450%, 06/15/21	540	526
Comcast Cable Communications LLC
8.875%, 05/01/17	150	196
Comcast Cable Holdings LLC
10.125%, 04/15/22	190	273
COX Communications
5.450%, 12/15/14	1,105	1,232
Cox Enterprises
7.375%, 07/15/27(C)	170	206
Crown Castle Towers LLC
3.214%, 08/15/15(C)	290	297
Deutsche Telekom International Finance
5.750%, 03/23/16	2,175	2,472
Deutsche Telekom International Finance BV
6.000%, 07/08/19(E)	600	715
DirecTV
4.600%, 02/15/21	400	419
DIRECTV Holdings
6.000%, 08/15/40	3,000	3,161
Discovery Communications LLC
4.375%, 06/15/21(E)	344	357
France Telecom
8.500%, 03/01/31	170	226
Frontier Communications
9.000%, 08/15/31	685	652
8.250%, 04/15/17	2,660	2,766
GTE
8.750%, 11/01/21(E)	600	841
6.840%, 04/15/18	800	961
NBCUniversal Media LLC
2.875%, 04/01/16	2,804	2,873
New Cingular Wireless Services
8.125%, 05/01/12	1,255	1,315
News America
7.300%, 04/30/28	500	563
6.650%, 11/15/37(E)	385	417
6.150%, 03/01/37	5,213	5,459
News America Holdings
8.875%, 04/26/23	200	265
7.700%, 10/30/25	200	246
Reed Elsevier Capital
8.625%, 01/15/19	2,310	2,999
Sprint Capital
8.750%, 03/15/32	390	400
8.375%, 03/15/12	5,300	5,486
6.900%, 05/01/19	120	118
TCI Communications
8.750%, 08/01/15	701	856
7.125%, 02/15/28	400	481
Telecom Italia Capital
6.999%, 06/04/18(E)	500	516
6.175%, 06/18/14	100	101
4.950%, 09/30/14	3,910	3,854

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telefonica Emisiones
6.421%, 06/20/16	$100	$105
2.582%, 04/26/13	3,930	3,876
Telefonica Emisiones SAU
6.221%, 07/03/17 (E)	895	924
5.877%, 07/15/19	395	396
5.462%, 02/16/21	129	125
5.134%, 04/27/20	1,910	1,816
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	1,498	1,493
Telemar Norte Leste
5.500%, 10/23/20 (C)	2,364	2,334
Verizon Communications
8.750%, 11/01/18 (E)	194	263
6.100%, 04/15/18	3,649	4,342
6.000%, 04/01/41	665	761
5.850%, 09/15/35 (E)	150	167
5.500%, 02/15/18	2,810	3,260
1.950%, 03/28/14 (E)	4,500	4,600
Verizon Global Funding
7.750%, 12/01/30	3,690	4,867
7.375%, 09/01/12	1,730	1,840
Verizon Maryland
7.150%, 05/01/23	600	635
Vodafone Group
5.450%, 06/10/19	226	264

		125,573

Utilities — 2.2%
AEP Texas Central Transition Funding LLC
5.090%, 07/01/15	8,975	9,903
4.980%, 07/01/13	3,259	3,386
AGL Capital
5.875%, 03/15/41	73	84
5.250%, 08/15/19	170	189
4.450%, 04/15/13	400	417
Alabama Power
6.125%, 05/15/38	69	85
5.875%, 12/01/22	275	334
Ameren
8.875%, 05/15/14	2,225	2,538
American Water Capital
6.085%, 10/15/17	400	473
Appalachian Power
5.950%, 05/15/33	200	216
4.600%, 03/30/21 (E)	150	159
Arizona Public Service
5.050%, 09/01/41	219	213
Arizona Public Services
8.000%, 12/30/15	413	456
Atmos Energy
4.950%, 10/15/14	260	287
Carolina Power & Light
5.300%, 01/15/19	400	471
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	2,308	2,386
CenterPoint Energy
6.500%, 05/01/18	271	322
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	250	285

36	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CenterPoint Energy Resources
6.125%, 11/01/17	$320	$378
4.500%, 01/15/21(C)	246	261
Cleveland Electric Illuminating
8.875%, 11/15/18	2,245	3,011
7.880%, 11/01/17	310	395
CMS Energy
5.050%, 02/15/18	2,180	2,246
2.750%, 05/15/14	1,290	1,280
Comision Federal de Electricidad
4.875%, 05/26/21(C)	249	256
Consolidated Edison of New York
5.700%, 06/15/40(E)	154	178
Consumers Energy
6.700%, 09/15/19(E)	400	501
Dominion Resources
8.875%, 01/15/19	4,905	6,501
6.400%, 06/15/18	300	364
5.700%, 09/17/12	3,560	3,739
4.900%, 08/01/41	798	789
1.950%, 08/15/16	950	950
DPL
6.875%, 09/01/11	3,220	3,220
Duke Energy
6.300%, 02/01/14	415	462
5.625%, 11/30/12	425	450
3.550%, 09/15/21	232	229
Duke Energy Carolinas LLC
4.300%, 06/15/20	195	213
3.900%, 06/15/21(E)	200	212
Duke Energy Indiana
3.750%, 07/15/20(E)	180	189
EDF
4.600%, 01/27/20(C)	454	485
Enel Finance International
6.000%, 10/07/39(C)	2,505	2,165
5.125%, 10/07/19 (C) (E) 500		500
3.875%, 10/07/14(C)	860	869
Exelon
5.625%, 06/15/35	2,515	2,565
Exelon Generation LLC
6.250%, 10/01/39	130	141
5.750%, 10/01/41	86	88
5.200%, 10/01/19	125	136
4.000%, 10/01/20	588	585
FirstEnergy, Ser B
6.450%, 11/15/11	14	14
FirstEnergy, Ser C
7.375%, 11/15/31	4,845	5,635
Florida Power & Light
5.125%, 06/01/41	197	218
Great Plains Energy
4.850%, 06/01/21	473	499
Hydro Quebec
2.000%, 06/30/16	4,165	4,261
Indiana Michigan Power
7.000%, 03/15/19(E)	170	213
Ipalco Enterprises
5.000%, 05/01/18 (C) (E)	1,320	1,280
Jersey Central Power & Light
7.350%, 02/01/19(E)	500	637

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KCP&L Greater Missouri Operations
11.875%, 07/01/12	$3,660	$3,970
8.270%, 11/15/21	2,894	3,611
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (C) (E)	2,165	2,175
Massachusetts Electric
5.900%, 11/15/39 (C)	210	248
MidAmerican Energy
5.300%, 03/15/18 (E)	750	870
Midamerican Energy Holdings
6.500%, 09/15/37	4,145	4,994
6.125%, 04/01/36	1,000	1,158
National Grid
6.300%, 08/01/16	935	1,091
Nevada Power
7.125%, 03/15/19	400	502
5.375%, 09/15/40	45	50
Niagara Mohawk Power
4.881%, 08/15/19 (C)	180	201
Nisource Finance
6.800%, 01/15/19	3,747	4,484
6.125%, 03/01/22	2,400	2,784
Northern States Power
6.250%, 06/01/36 (E)	350	442
5.350%, 11/01/39	56	64
Oncor Electric Delivery
6.800%, 09/01/18 (E)	4,660	5,648
Pacific Gas & Electric
8.250%, 10/15/18 (E)	1,320	1,759
5.800%, 03/01/37	840	946
5.400%, 01/15/40	156	167
PacifiCorp
6.250%, 10/15/37	310	380
5.650%, 07/15/18	100	118
5.500%, 01/15/19	400	474
PPL Electric Utilities
3.000%, 09/15/21	1,520	1,495
PPL WEM Holdings
3.900%, 05/01/16 (C)	1,945	2,040
Progress Energy
6.850%, 04/15/12	1,525	1,581
6.000%, 12/01/39	200	226
PSEG Power LLC
5.500%, 12/01/15	445	497
5.320%, 09/15/16 (E)	126	141
5.125%, 04/15/20	120	131
Public Service Electric & Gas
5.375%, 11/01/39	97	109
2.700%, 05/01/15 (E)	135	143
Public Service of Colorado
4.750%, 08/15/41	375	392
Public Service of New Mexico
7.950%, 05/15/18	3,000	3,412
Public Service of Oklahoma
5.150%, 12/01/19	220	249
Puget Energy
6.000%, 09/01/21	2,280	2,282

37	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sempra Energy
9.800%, 02/15/19	$100	$141
8.900%, 11/15/13	400	460
6.500%, 06/01/16	135	161
6.000%, 10/15/39 (E)	170	195
2.000%, 03/15/14	4,160	4,230
Southern
4.150%, 05/15/14	85	91
1.950%, 09/01/16	130	130
Southern California Edison
6.650%, 04/01/29	200	247
5.500%, 03/15/40 (E)	170	196
4.650%, 04/01/15	200	221
Southern Union
8.250%, 11/15/29	3,945	4,857
Southwestern Public Service
8.750%, 12/01/18	300	405
Tennessee Valley Authority
5.250%, 09/15/39	1,828	2,148
4.625%, 09/15/60	2,761	2,990
3.875%, 02/15/21	3,090	3,410
Texas-New Mexico Power
9.500%, 04/01/19 (C)	875	1,172
Virginia Electric and Power
5.400%, 04/30/18	300	352

		138,559

Total Corporate Obligations (Cost $1,613,415) ($ Thousands)		1,628,289

ASSET-BACKED SECURITIES — 6.2%

Automotive — 0.6%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (C)	380	383
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	261	262
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	357	364
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	920	926
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	3,247	3,260
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	412	413
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/15	285	288
AmeriCredit Automobile Receivables Trust, Ser 2010- 1, Cl A3
1.770%, 03/17/14	106	107
AmeriCredit Automobile Receivables Trust, Ser 2010- 3, Cl A3
1.140%, 04/08/15	445	447

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010- 4, Cl A3
1.270%, 04/08/15	$250	$252
AmeriCredit Automobile Receivables Trust, Ser 2010- 4, Cl A2
0.960%, 05/08/14	440	441
AmeriCredit Automobile Receivables Trust, Ser 2011- 1, Cl A3
1.390%, 09/08/15	200	201
AmeriCredit Automobile Receivables Trust, Ser 2011- 1, Cl A2
0.840%, 06/09/14	454	454
AmeriCredit Automobile Receivables Trust, Ser 2011- 3, Cl A2
0.840%, 11/10/14	945	944
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-3A, Cl A
4.640%, 05/20/16 (C)	1,000	1,076
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-5A, Cl A
3.150%, 03/20/17 (C)	440	454
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (C)	200	205
Bank of America Auto Trust, Ser 2009-1A, Cl A3
2.670%, 07/15/13 (C)	198	199
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (C)	284	285
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (C)	199	199
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (C)	306	307
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (C)	310	318
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	150	151
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	299	300
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.160%, 09/15/16	530	547
CarMax Auto Owner Trust, Ser 2011-1, Cl A3
1.290%, 09/15/15	500	505
Chrysler Financial Auto Securitization Trust, Ser 2009- A, Cl A3
2.820%, 01/15/16	121	123

38	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chrysler Financial Auto Securitization Trust, Ser 2010- A, Cl A3
0.910%, 08/08/13	$1,000	$1,002
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (C)	695	702
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	900	901
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	150	151
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.942%, 07/15/14	300	314
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	1,575	1,581
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	179	184
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	278	284
Harley-Davidson Motorcycle Trust, Ser 2009-3, Cl A4
2.540%, 04/15/17	209	212
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	100	101
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	1,838	1,848
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (C)	2,100	2,296
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	250	257
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	1,098	1,105
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	375	381
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	340	342
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A4
1.780%, 12/15/15	365	374
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A3
1.160%, 04/15/15	345	348
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/17	288	294
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/15	257	259

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (C)	$603	$602
Mercedes-Benz Auto Receivables Trust, Ser 2011- 1, Cl A3
0.850%, 03/16/15	1,595	1,599
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (C)	1,618	1,658
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	380	380
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	300	303
Santander Drive Auto Receivables Trust, Ser 2010- A, Cl A4
2.390%, 06/15/17 (C)	400	410
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl B
2.060%, 06/15/17 (C)	215	214
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	765	766
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A3
0.980%, 10/15/14	845	850
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	415	423
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	365	375
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	242	243
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/17	1,807	1,865
Westlake Automobile Receivables Trust, Ser 2011- 1A, Cl A2
1.080%, 07/15/13 (C)	217	217
Westlake Automobile Receivables Trust, Ser 2011- 1A, Cl A3
1.490%, 06/16/14 (C)	303	303
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	550	561

		37,116

Credit Cards — 0.6%
Capital One Multi-Asset Execution Trust, Ser 2004-A1, Cl A1
0.417%, 12/15/16 (A)	1,792	1,790

39	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One Multi-Asset Execution Trust, Ser 2006- A12, Cl A
0.267%, 07/15/16 (A)	$2,263	$2,256
Chase Issuance Trust, Ser 2007- A17, Cl A
5.120%, 10/15/14	6,980	7,338
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	2,505	2,838
Citibank Credit Card Issuance Trust, Ser 2009-A4, Cl A4
4.900%, 06/23/16	2,020	2,249
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	3,275	3,348
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.957%, 08/15/18 (A) (C)	9,746	10,213
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.507%, 12/15/14 (A)	1,815	1,833
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	2,760	2,832
MBNA Master Credit Card Trust, Ser 1997-B, Cl A
0.367%, 08/15/14 (A)	1,285	1,285
World Financial Network Credit Card Master Trust, Ser 2009- A, Cl A
4.600%, 09/15/15	3,367	3,392

		39,374

Mortgage Related Securities — 1.1%
ABFS Mortgage Loan Trust, Ser 2002-3, Cl A
4.763%, 09/15/33	5	4
ABS Home Equity, Ser 2001- HE3, Cl A1
0.727%, 11/15/31 (A)	213	175
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A2D
0.588%, 09/25/35 (A)	1,840	1,593
ACE Securities, Ser 2006-SL3, Cl A1
0.318%, 06/25/36 (A)	6,092	1,253
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.458%, 03/25/30 (A)	2,219	735
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (A) (C)	355	353
Argent Securities, Ser 2004-W5, Cl AV2
0.738%, 04/25/34 (A)	1,113	889
Asset Backed Securities Home Equity, Ser 2003-HE7, Cl M1
1.182%, 12/15/33 (A)	2,850	2,317

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/35	$723	$669
Bear Stearns Asset-Backed Securities Trust, Ser 2003-2, Cl A3
0.968%, 03/25/43 (A)	2,655	2,353
Bear Stearns Asset-Backed Securities Trust, Ser 2005- HE12, Cl 1A3
0.608%, 12/25/35 (A)	4,488	4,084
Bear Stearns Asset-Backed Securities Trust, Ser 2005- TC2, Cl A3
0.588%, 08/25/35 (A)	7,140	5,826
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36	6,000	5,752
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.258%, 12/25/36 (A)	244	234
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.190%, 11/15/32 (A)	3,172	3,203
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	4	4
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.027%, 09/15/29 (A)	310	236
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.688%, 05/25/39 (A) (C)	769	617
GSAA Trust, Ser 2005-6, Cl A3
0.588%, 06/25/35 (A)	4,100	2,892
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.328%, 07/25/37 (A)	1,469	1,418
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.483%, 01/20/35 (A)	4,217	3,722
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.703%, 01/20/35 (A)	469	411
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.373%, 01/20/36 (A)	6,560	6,133
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.363%, 03/20/36 (A)	326	305
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.393%, 03/20/36 (A)	6,801	6,622
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	685	688
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.413%, 03/20/36 (A)	263	221

40	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.413%, 11/20/36 (A)	$754	$673
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.568%, 07/25/34 (A) (C)	976	932
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.968%, 01/25/35 (A)	162	159
Morgan Stanley ABS Capital I, Ser 2007-HE2, Cl A2A
0.258%, 01/25/37 (A)	119	116
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.268%, 12/25/36 (A)	44	43
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47	30	16
MSDWCC Heloc Trust, Ser 2003- 1, Cl A
0.758%, 11/25/15 (A)	44	42
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.818%, 01/25/32 (A)	191	167
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.358%, 01/25/37 (A)	17,000	5,611
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/35	666	651
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.588%, 10/25/35 (A)	500	470
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	621	612
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.450%, 04/25/32 (C)	276	233
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/33	363	363
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.568%, 04/25/37 (A) (C)	822	544
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	320	291
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	934	922
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (A) (C)	181	176
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	779	789

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (A)	$7,000	$6,979

		72,498

Other Asset-Backed Securities — 3.9%
AH Mortgage Advance Trust, Ser 2010-ADV1, Cl A1
3.968%, 08/15/22 (C)	765	765
AH Mortgage Advance Trust, Ser 2011-1, Cl A1, PO
2.630%, 05/10/42 (C)	735	736
AH Mortgage Advance Trust, Ser 2011-1, Cl A2, PO
3.370%, 05/10/43 (C)	2,334	2,336
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.465%, 06/14/37 (A) (C)	4,354	3,897
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	4,500	4,589
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	2,325	2,351
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.898%, 01/25/32 (A)	400	292
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.507%, 11/14/33 (A) (C)	5,140	4,506
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.512%, 02/25/35 (A)	5,700	5,432
Brazos Higher Education Authority, Ser 2011-1, Cl A3
1.362%, 11/25/33 (A)	3,700	3,453
CenterPoint Energy Transition Bond LLC, Ser 2001-1, Cl A4
5.630%, 09/15/15	2,756	2,905
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,353	1,475
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	500	430
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34	878	828
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	412	406
CIT Education Loan Trust, Ser 2007-1, Cl A
0.337%, 03/25/42 (A) (C)	4,524	4,141
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36	6,340	5,236

41	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	$55	$55
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	418	419
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	1,000	1,003
CNH Equipment Trust, Ser 2011-A, Cl A4
2.040%, 10/17/16	213	219
CNH Equipment Trust, Ser 2011-A, Cl A3
1.200%, 05/16/16	350	352
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	1,269	1,227
Consumer Funding LLC, Ser 2001-1, Cl A5
5.430%, 04/20/15	728	761
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.847%, 04/25/32 (A)	58	31
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.787%, 06/25/33 (A)	115	101
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/46 (A)	208	124
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.548%, 07/25/36 (A) (C)	420	235
Countrywide Asset-Backed Certificates, Ser 2007-5, Cl 2A1
0.318%, 09/25/47 (A)	2,089	2,042
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.418%, 02/25/37 (A) (C)	1,125	712
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.668%, 03/25/47 (A) (C)	850	377
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.487%, 02/15/34 (A)	721	434
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.426%, 12/15/35 (A)	1,693	829
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	322	328

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF4
5.704%, 12/25/36	$1,500	$963
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF2
5.501%, 12/25/36	627	435
Credit-Based Asset Servicing and Securitization LLC, Ser 2007- RP1, Cl A
0.497%, 05/25/46 (A) (C)	11,245	7,108
Educational Funding of the South, Ser 2011-1, Cl A2
0.903%, 04/25/35 (A)	3,000	2,775
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/33 (A)	388	320
First Horizon Asset Back Trust, Ser 2004-HE2, Cl A
0.438%, 02/25/34 (A)	701	473
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.240%, 02/15/16	2,675	2,727
GE Seaco Finance, Ser 2005-1A, Cl A
0.460%, 11/17/20 (A) (C)	5,249	4,986
Genesis Funding, Ser 2006-1A, Cl G1
0.452%, 12/19/32 (A) (C)	5,356	4,727
Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.432%, 11/25/26 (A)	7,095	6,693
Green Tree Financial, Ser 1996- 5, Cl A6
7.750%, 07/15/27	299	306
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/38 (A) (C)	2,142	2,292
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (A) (C)	5,050	5,679
Greenpoint Manufactured Housing, Ser 2000-6, Cl A3
2.186%, 11/22/31	1,325	1,097
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.187%, 03/13/32 (A)	1,700	1,079
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.186%, 02/20/32 (A)	1,125	735
Illinois Student Assistance Commission, Ser 2010-1, Cl A3
1.153%, 07/25/45 (A)	6,900	6,635
John Deere Owner Trust, Ser 2009-A, Cl A3
2.590%, 10/15/13	42	42
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	256	257

42	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Owner Trust, Ser 2011-A, Cl A4
1.960%, 04/16/18	$285	$293
John Deere Owner Trust, Ser 2011-A, Cl A3
1.290%, 01/15/16	335	338
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AF6
5.501%, 11/25/36	8,953	7,708
Keycorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.513%, 10/25/32 (A)	2,413	2,245
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.518%, 11/25/35 (A)	3,463	2,591
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.518%, 12/25/35 (A)	2,865	991
Lehman XS Trust, Ser 2006- GP1, Cl A4A
0.548%, 05/25/46 (A)	7,419	1,591
Merit Securities, Ser 1999-13, Cl A4
7.925%, 12/28/33 (A)	2,633	2,842
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,333	3,345
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (C)	6,192	6,688
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.347%, 03/23/37 (A)	1,773	1,606
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.393%, 11/23/22 (A)	2,917	2,849
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.333%, 10/26/26 (A)	648	642
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.382%, 05/27/25 (A)	5,274	4,824
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.962%, 11/25/24 (A)	6,145	6,344
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (C)	306	309
Northstar Education Finance, Ser 2007-1, Cl A3
0.313%, 01/29/46 (A)	4,000	3,573
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.447%, 05/15/32 (A)	24	23
Park Place Securities, Ser 2004- MHQ1, Cl M1
0.918%, 12/25/34 (A)	5,391	4,936
Park Place Securities, Ser 2005- WCW1, Cl A3D
0.558%, 09/25/35 (A)	1,963	1,778

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pennsylvania Higher Education Assistance Agency, Ser 2005- 1, Cl B1
2.450%, 04/25/45 (A)	$3,250	$2,763
PennyMac Loan Trust, Ser 2010- NPL1, Cl M1
5.000%, 05/25/50 (A) (C) 800		788
PennyMac Loan Trust, Ser 2010- NPL1, Cl A
4.250%, 05/25/50 (A) (C) 98		98
Popular ABS Mortgage Pass-Through Trust, Ser 2007-A, Cl A3
0.528%, 06/25/47 (A)	10,380	4,213
PSE&G Transition Funding LLC, Ser 2001-1, Cl A6
6.610%, 06/15/15	641	675
RAAC Series, Ser 2007-SP3, Cl A1
1.418%, 09/25/47 (A)	316	249
Real Estate Asset Trust, Ser 2011-2A, Cl A1
5.750%, 05/25/49 (C)	548	548
Real Estate Asset Trust, Ser 2011-3A, Cl A1
5.440%, 06/25/31 (C)	560	560
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.558%, 10/25/35 (A)	600	491
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/41 (C)	1,031	1,028
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/19	2,470	2,966
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.686%, 05/15/28 (A)	4,753	4,564
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.537%, 12/15/25 (A) (C) 1,500		1,420
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.483%, 01/25/23 (A)	6,904	6,788
SLM Student Loan Trust, Ser 2003-4, Cl A5A
0.997%, 03/15/33 (A) (C) 383		370
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.363%, 07/27/26 (A)	5,347	5,180
SLM Student Loan Trust, Ser 2006-3, Cl A4
0.333%, 07/25/19 (A)	3,124	3,092
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.373%, 10/25/40 (A)	4,130	3,553
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.363%, 01/25/27 (A)	2,830	2,669

43	SEI Institutional Managed Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2007-4, Cl A3
0.313%, 01/25/22 (A)	$1,416	$1,406
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.303%, 07/25/16 (A)	2,462	2,492
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.803%, 10/25/17 (A)	1,026	1,026
SLM Student Loan Trust, Ser 2008-9, Cl A
1.753%, 04/25/23 (A)	2,944	3,024
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.443%, 10/28/28 (A)	2,479	2,469
South Carolina Student Loan, Ser 2005-2005, Cl A2
0.446%, 12/01/20 (A)	3,500	3,299
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.488%, 06/25/35 (A)	300	275
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.308%, 03/25/37 (A)	8,528	8,236
TAL Advantage LLC, Ser 2006- 1A, Cl A
0.403%, 04/20/21 (A) (C)	1,505	1,339
TAL Advantage LLC, Ser 2010- 2A, Cl A
4.300%, 10/20/25 (C)	2,374	2,373
TAL Advantage LLC, Ser 2011- 1A, Cl A
4.600%, 01/20/26 (C)	565	565
TAL Advantage LLC, Ser 2011- 2A, Cl A
4.310%, 05/20/26 (C)	1,170	1,189
Textainer Marine Containers, Ser 2005-1A, Cl A
0.460%, 05/15/20 (A) (C)	2,588	2,445
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (C)	3,540	3,398
Trinity Rail Leasing, Ser 2006- 1A, Cl A1
5.900%, 05/14/36 (C)	2,489	2,682
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (C)	4,456	4,478
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.360%, 11/26/21 (A) (C)	3,596	3,309
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.330%, 02/26/19 (A) (C)	2,188	1,991
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.308%, 04/25/37 (A)	2,110	2,019

		247,902

Total Asset-Backed Securities (Cost $412,380) ($ Thousands)		396,890

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FFCB
1.500%, 11/16/15	$7,830	$7,994
FHLB
5.500%, 07/15/36	3,610	4,415
3.625%, 10/18/13	1,400	1,496
0.500%, 11/16/12(E)	13,515	13,524
0.321%, 02/10/12(B)	9,350	9,337
FICO STRIPS
9.800%, 04/06/18	7,590	11,212
9.700%, 04/05/19	5,100	7,746
8.600%, 09/26/19	5,655	8,267
FICO STRIPS, PO (B)
3.713%, 09/26/19	1,835	1,527
3.632%, 06/06/19	470	397
3.567%, 03/07/19	1,450	1,238
3.459%, 11/02/18	3,410	2,953
3.402%, 08/03/18	9,280	8,118
3.349%, 05/11/18	3,620	3,195
3.322%, 04/06/18	2,920	2,586
3.279%, 02/08/18	960	855
FNMA
6.250%, 05/15/29	3,730	4,991
5.375%, 06/12/17	250	302
5.250%, 08/01/12	2,800	2,930
5.000%, 02/13/17	5,000	5,922
3.460%, 06/01/17(B)	1,500	1,356
0.375%, 12/28/12	3,730	3,736
0.110%, 01/17/12(B)	2,575	2,575
Resolution Funding STRIPS (B)
3.610%, 07/15/20	1,600	1,287
3.235%, 01/15/16	7,570	7,208

Total U.S. Government Agency Obligations (Cost $107,000) ($ Thousands)		115,167

SOVEREIGN DEBT — 0.7%
Andina de Fomento
3.750%, 01/15/16	564	575
Chile Government International Bond
3.875%, 08/05/20	1,780	1,894
Israel Government AID Bond
2.110%, 08/15/17(B)	1,000	904
Japan Finance Organization for Municipalities
4.000%, 01/13/21	3,600	3,983
Korea Development Bank
3.250%, 03/09/16(E)	2,845	2,848
Mexican Bonos
8.000%, 06/11/20	39,400	3,645
Province of Manitoba Canada
2.125%, 04/22/13	162	167
Province of Ontario Canada
2.950%, 02/05/15	850	905
Province of Quebec MTN
6.350%, 01/30/26	270	349

44	SEI Institutional Managed Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Province of Quebec Canada
2.750%, 08/25/21	$2,640	$2,586
Qatar Government International Bond
4.000%, 01/20/15 (C)	4,630	4,914
Republic of Colombia
4.375%, 07/12/21	1,620	1,709
Republic of Hungary
7.625%, 03/29/41	936	985
6.375%, 03/29/21 (E)	782	809
Russian Federation
7.500%, 03/31/30 (D)	932	1,114
Svensk Exportkredit
3.250%, 09/16/14	4,794	5,130
1.750%, 10/20/15	5,600	5,710
United Mexican States MTN
7.500%, 04/08/33	218	294
6.375%, 01/16/13	350	375
6.050%, 01/11/40	2,686	3,080
5.750%, 10/12/10	2,148	2,133
5.625%, 01/15/17	84	97
5.125%, 01/15/20	1,880	2,110
United Mexican States, Ser A MTN
6.750%, 09/27/34	448	560

Total Sovereign Debt (Cost $44,501) ($ Thousands)		46,876

MUNICIPAL BONDS — 0.7%
American Municipal Power, RB
7.499%, 02/15/50	495	603
City of Chicago Illinois, Ser A, RB
Callable 01/01/21 @ 100
5.625%, 01/01/35	200	212
City of Chicago Illinois, Ser C, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	410	432
County of Clark Nevada, Ser C- BUILD, RB
6.820%, 07/01/45	1,895	2,216
Los Angeles, California Community College District, Build America Project, GO
6.750%, 08/01/49	1,825	2,291
Los Angeles, Department of Water & Power, Build America Project, GO
6.574%, 07/01/45	2,155	2,602
Louisiana Public Facilities Authority, RB
4.500%, 02/01/14	33	34
Municipal Electric Authority of Georgia, RB
6.637%, 04/01/57	1,457	1,478
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	2,335	2,948
New York State Dormitory Authority, RB
5.600%, 03/15/40	280	306

Description	Face Amount ($ Thousands) /Contracts	Market Value ($ Thousands)

North Texas Tollway Authority, RB
6.718%, 01/01/49	$2,075	$2,428
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	490	532
Santa Clara Valley Transportation Authority, Build America Project, RB
5.876%, 04/01/32	1,590	1,818
State of California, Build America Project, GO
7.300%, 10/01/39	2,620	3,043
6.650%, 03/01/22	2,735	3,146
State of California, GO
7.600%, 11/01/40	2,315	2,805
State of Illinois, Build America Project, GO
5.100%, 06/01/33	4,600	4,005
State of Illinois, GO
5.877%, 03/01/19	1,555	1,663
5.665%, 03/01/18	5,617	6,022
5.365%, 03/01/17	1,575	1,673
Student Loan Funding, Ser A-6, AMT, RB Callable 09/29/11 @ 100
0.350%, 09/01/47 (A)	4,300	3,978
Virginia Housing Development Authority, Ser 2006-C, Cl CTFS, RB
Callable 10/25/11 @ 100
6.000%, 06/25/34	501	501

Total Municipal Bonds (Cost $40,084) ($ Thousands)		44,736

PURCHASED OPTION — 0.0%
September 2011 1 Year EURO$ Future Put, Expires 09/16/2011 Strike Price $99 *	787	5

Total Purchased Option (Cost $71) ($ Thousands)		5

U.S. TREASURY OBLIGATIONS — 16.6%
U.S. Treasury Bills (B) (G)
0.035%, 09/08/11	1,770	1,770
0.021%, 11/10/11	335	335
U.S. Treasury Bonds
8.875%, 08/15/17 (E)	5,960	8,601
8.750%, 05/15/20	5,545	8,598
8.750%, 08/15/20	6,550	10,210
8.500%, 02/15/20	1,000	1,525
8.125%, 08/15/19	1,305	1,931
7.625%, 02/15/25	20,450	31,832
6.750%, 08/15/26	250	368
6.500%, 11/15/26	100	144
6.375%, 08/15/27	200	288
6.250%, 05/15/30	400	577

45	SEI Institutional Managed Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.125%, 11/15/27	$250	$352
6.000%, 02/15/26	100	137
5.500%, 08/15/28	200	265
5.375%, 02/15/31	1,000	1,319
5.000%, 05/15/37 (E)	1,380	1,742
4.750%, 02/15/41 (E) (G)	28,705	34,912
4.625%, 02/15/17 (E)	30,500	36,207
4.576%, 05/15/34 (B)	500	212
4.516%, 11/15/33 (B)	1,050	455
4.500%, 02/15/36 (E)	11,635	13,678
4.375%, 11/15/39 (E)	7,740	8,861
4.375%, 05/15/40 (E)	16,752	19,171
4.375%, 05/15/41 (E)	84,433	96,768
4.250%, 11/15/40 (E)	12,654	14,184
3.875%, 08/15/40	102,260	107,517
3.750%, 08/15/41 (E)	24,683	25,393
3.720%, 05/15/31 (A)	930	454
3.500%, 02/15/39 (E)	4,000	3,948
3.250%, 12/31/16	3,720	4,140
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/29	590	884
3.625%, 04/15/28 (E)	11,416	16,372
3.000%, 07/15/12	15,147	15,673
2.375%, 01/15/27 (E)	336	418
1.750%, 01/15/28	27	31
U.S. Treasury Notes
4.750%, 08/15/17	8,245	9,918
4.500%, 05/15/17	530	628
4.250%, 11/15/17	66,955	78,777
3.625%, 02/15/21 (E)	14,152	15,977
3.500%, 02/15/18	2,500	2,829
3.125%, 10/31/16	4,400	4,869
3.125%, 05/15/19 (E)	7,279	8,039
3.125%, 05/15/21 (E)	29,295	31,730
2.875%, 03/31/18 (E)	1,280	1,397
2.750%, 05/31/17 (E)	26,735	29,041
2.750%, 12/31/17	5,000	5,423
2.250%, 07/31/18 (E)	59,420	62,247
2.125%, 12/31/15	690	731
2.125%, 08/15/21 (E)	40,339	39,999
2.000%, 04/30/16	2,000	2,107
1.875%, 02/28/14	4,560	4,744
1.875%, 09/30/17	835	862
1.750%, 05/31/16 (E)	6,460	6,725
1.500%, 06/30/16 (E)	35,981	37,004
1.500%, 07/31/16 (E)	13,999	14,388
1.500%, 08/31/18	5,192	5,173
1.375%, 02/15/13 (E)	8,330	8,475
1.000%, 08/31/16	39,524	39,614
0.875%, 01/31/12	10,000	10,034
0.625%, 07/15/14 (E)	28,152	28,409
0.500%, 05/31/13	140	141
0.500%, 08/15/14	767	771
0.375%, 07/31/13 (E)	45,197	45,354
U.S. Treasury STRIPS (B)
6.321%, 05/15/24 (G)	800	546
5.293%, 02/15/21	200	160
4.977%, 11/15/27 (E)	31,590	18,555
4.917%, 05/15/26	500	310

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

4.863%, 11/15/31	$200	$96
4.780%, 08/15/25	400	257
4.749%, 08/15/28	1,000	557
4.738%, 08/15/27	2,490	1,456
4.730%, 05/15/27	2,570	1,520
4.715%, 02/15/27	2,100	1,258
4.670%, 11/15/29	1,150	603
4.669%, 02/15/28	1,100	627
4.597%, 08/15/30	1,550	785
4.591%, 05/15/36	300	115
4.587%, 02/15/24	75	52
4.556%, 05/15/33	1,300	578
4.555%, 05/15/29	100	54
4.555%, 02/15/30	1,950	1,009
4.539%, 02/15/34	550	236
4.536%, 08/15/24	200	135
4.477%, 05/15/28	300	169
4.470%, 11/15/32	200	91
4.453%, 08/15/33	900	395
4.436%, 11/15/30	2,450	1,227
4.357%, 11/15/24	450	300
4.278%, 11/15/26	750	454
4.069%, 02/15/32	950	448
4.038%, 11/15/20	1,300	1,051
4.022%, 05/15/19	2,450	2,125
3.995%, 02/15/17 (G)	19,420	18,189
3.970%, 05/15/30 (E)	10,050	5,249
3.907%, 02/15/22	800	609
3.780%, 08/15/17	3,000	2,770
3.768%, 02/15/26	400	251
3.712%, 08/15/18	800	713
3.632%, 11/15/17	6,150	5,629
3.551%, 02/15/18	1,350	1,225
3.449%, 08/15/21	3,500	2,732
3.370%, 08/15/20	12,050	9,842
3.363%, 05/15/20 (E)	14,470	11,957
3.313%, 08/15/19	5,525	4,737
3.268%, 11/15/21	1,900	1,466
3.170%, 08/15/16	5,100	4,847
2.971%, 02/15/16	250	241
2.721%, 02/15/15	200	196
2.170%, 11/15/16	410	387

Total U.S. Treasury Obligations (Cost $987,628) ($ Thousands)		1,070,887

AFFILIATED PARTNERSHIP — 12.1%
SEI Liquidity Fund, L.P.
0.150%** †(H)	789,424,676	779,480

Total Affiliated Partnership (Cost $789,425) ($ Thousands)		779,480

CASH EQUIVALENT — 8.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.120% ** †	574,816,832	574,817

Total Cash Equivalent (Cost $574,817) ($ Thousands)		574,817

46	SEI Institutional Managed Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Description	Face Amount ($ Thousands) / Contracts	Market Value ($ Thousands)

COMMERCIAL PAPER — 0.1%
Westpac Banking
0.200%, 11/01/11 (C)	$8,500	$8,498
Total Commercial Paper (Cost $8,497) ($ Thousands)		8,498

Total Investments — 125.5% (Cost $7,945,453) ($ Thousands) ††		$8,093,125

WRITTEN OPTIONS — 0.0%
December 2011 10 Year U.S Treasury Bond Future Call, Expires 11/19/11, Strike Price $142.00 *	(276)	(449)
December 2011 10 Year U.S Treasury Bond Future Put, Expires 11/19/11, Strike Price $128.00 *	(276)	(345)
November 2010 U.S. CPI Urban Consumers NSA Call, Expires 11/21/20, Strike Price Inflation 0.00% *	(7,020,000)	(37)
October 2011 10 Year U.S Treasury Bond Future Call, Expires 09/17/11, Strike Price $131.00 *	(56)	(18)
October 2011 10 Year U.S Treasury Bond Future Call, Expires 09/17/11, Strike Price $141.00 *	(17)	(11)
October 2011 10 Year U.S Treasury Bond Future Call, Expires 09/17/11, Strike Price $140.00 *	(28)	(24)
October 2011 10 Year U.S Treasury Bond Future Put, Expires 09/17/11, Strike Price $132.00 *	(17)	(11)
October 2011 10 Year U.S Treasury Bond Future Put, Expires 09/17/11, Strike Price $127.00 *	(56)	(16)
October 2011 10 Year U.S Treasury Bond Future Put, Expires 09/17/11, Strike Price $131.00 *	(28)	(14)

Total Written Options (Premiums Received $1,160) ($ Thousands)		(925)

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	65	Dec-2012	$247
U.S. 10-Year Treasury Note	(418)	Dec-2011	128
U.S. 10-Year Treasury Note	153	Dec-2011	(96)
U.S. 2-Year Treasury Note	(259)	Jan-2012	(26)
U.S. 2-Year Treasury Note	(23)	Oct-2011	(38)
U.S. 5-Year Treasury Note	(1,516)	Dec-2011	(217)
U.S. 5-Year Treasury Note	(604)	Oct-2011	(291)
U.S. Long Treasury Bond	(703)	Dec-2011	1,384
U.S. Ultra Long Treasury Bond	(98)	Jan-2012	81
U.S. Ultra Long Treasury Bond	70	Jan-2012	(103)

			$1,069

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
11/16/11	EUR	32,771	USD	46,540	$(594)
11/16/11	USD	15,878	CAD	15,716	171

					$(423)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at August 31, 2011, is as follows:

CounterParty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citicorp Security Services Inc.	(31,742)	31,756	$14
JPMorgan Chase Bank	(31,270)	30,833	(437)

			$(423)

47	SEI Institutional Managed Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

A summary of outstanding swap agreements held by the Fund at August 31, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,535	$(959)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,000	214
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,000	194
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	4,880	(1,914)
Barclays Bank PLC	FRANCE 4.25 04/19	SELL	0.25	09/20/16	(12,530)	(50)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	390	(151)
Deutsche Bank	CMBX NA AM 4 Index	BUY	0.05	02/17/49	2,280	210
Deutsche Bank	CMBX NA AM 1	SELL	0.01	10/12/51	(3,800)	(127)
Deutsche Bank	DR HORTON, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	800	48
Deutsche Bank	METLIFE IN C 5.0% 06/15/15	SELL	1.00	06/20/18	(3,560)	(189)
Goldman Sachs	DR HORTON, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	795	47

						$(2,677)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	3-Month LIBOR	2.66%	06/18/17	14,870,000	$711
Credit Suisse	1.38%	3-Month LIBOR	06/18/14	35,490,000	(510)
Deutsche Bank	IOS.FN30.450.10	1 Month LIBOR	01/12/41	10,298,788	(40)
Deutsche Bank	IOS.FN30.450.09	1 Month LIBOR	01/12/40	4,882,408	(25)
Deutsche Bank	3.37%	1-Month CMM	10/06/11	87,500,000	2
Morgan Stanley	3.93%	3-Month LIBOR	05/15/41	6,720,000	(900)
Morgan Stanley	IOS.FN30.500.10	1 Month LIBOR	01/12/41	5,076,228	(29)
Morgan Stanley	IOS.FN30.550.08	1 Month LIBOR	01/12/39	6,085,778	43
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	11/15/27	29,630,000	(4,576)

					$(5,324)

Total Return Swap
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Morgan Stanley	TRX.NA.AAA.1.SEP11	Negative Index Spread Differential	Commencing Index Spread	10/01/11	50	$2
Morgan Stanley	TRX.NA.AAA.1.DEC11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	1,610	22
Morgan Stanley	TRX.NA.AAA.1.DEC11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	890	12

						$36

Percentages are based on a Net Assets of $6,451,180 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

‡	Real Estate Investment Trust

†	Investment in affiliated security.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2011. The date reported on the Schedule of Investments is the next reset date.

(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2011. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at August 31, 2011. The total value of securities on loan at August 31, 2011 was $765,205 ($ Thousands).

(F)	Security in default on interest payments.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of August 31, 2011 was $779,480 ($ Thousands)
(I)	Security considered illiquid. The total value of such securities as of August 31, 2011 was $470 ($ Thousands) and represented 0.08% of Net Assets.

(J)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2011 was $278 ($ Thousands) and represented 0.01% of Net Assets.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $7,945,453($ Thousands), and the unrealized appreciation and depreciation were $329,899($ Thousands) and $(182,227)($ Thousands) respectively.

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CPI — Consumer Price Index

EUR — Euro

48	SEI Institutional Managed Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FFCB — Federal Farm Credit Bank

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Reremic — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$3,427,480	$—	$3,427,480
Corporate Obligations	—	1,628,007	282	1,628,289
Asset-Backed Securities	—	396,890	—	396,890
U.S. Government Agency
Obligations	—	115,167	—	115,167
Sovereign Debt	—	46,876	—	46,876
Municipal Bonds	—	44,736	—	44,736
Purchased Option	5	—	—	5
U.S. Treasury Obligations	—	1,070,887	—	1,070,887
Affiliated Partnership	—	779,480	—	779,480
Cash Equivalent	574,817	—	—	574,817
Commercial Paper	—	8,498	—	8,498

Total Investments in Securities	$574,822	$7,518,021	$282	$8,093,125

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$1,069	$—	$—	$1,069
Forwards	—	(423)	—	(423)
Forwards	(888)	(37)	—	(925)
Credit Default Swaps	—	(2,677)	—	(2,677)
Interest Rate Swaps	—	(5,324)	—	(5,324)
Total Return Swaps	—	36	—	36

Total Other Financial Instruments	$181	$(8,425)	$—	$(8,244)

	Investments in Corporate Obligations	Investments in Asset-Backed Securities
Beginning balance as of June 1, 2011	$270	$1,035
Accrued discounts/premiums	12	1
Realized gain/(loss)	—	(1)
Change in unrealized appreciation/(depreciation)	—	6
Net purchases/sales	—	(1,041)
Net transfer in and/or out of Level 3	—	—

Ending balance as of August 31, 2011	$282	$—

Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$—	$—

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

49	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2011

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2011, the Fund is the buyer (“receiving protection”) on a total notional amount of $200.5 million and is the seller (“providing protection”) on a total notional amount of $19.8 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(355,686)	(760,727)	(458,340)	—	$(1,574,753)
Maximum potential amount of future payments	(3,560,000)	(12,530,000)	(3,800,000)	—	(19,890,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread*on underlying (in basis points) [1]
0 - 2000	—	—	—	12,530,000	—	12,530,000
2001 - 4000	—	—	—	3,560,000	3,800,000	7,360,000
Greater than 4000	—	—	—	—	—	—

Total	—	—	—	16,090,000	3,800,000	19,890,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

50	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 80.2%

Consumer Discretionary — 15.6%
Academy
9.250%, 08/01/19 (A)	$1,530	$1,461
Adelphia Communications (escrow security)
10.250%, 06/15/11	125	—
7.875%, 01/15/09	250	—
7.750%, 05/01/09	75	—
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/04	25	—
Allison Transmission
7.125%, 05/15/19 (A)	3,425	3,177
AMC Entertainment
9.750%, 12/01/20	3,145	3,035
8.750%, 06/01/19	220	222
AMC Networks
7.750%, 07/15/21 (A)	5,745	5,946
American Axle & Manufacturing
9.250%, 01/15/17 (A)	99	105
7.875%, 03/01/17	2,960	2,871
American Standard Americas
10.750%, 01/15/16 (A)	1,500	1,215
American Tire Distributors
9.750%, 06/01/17	775	790
Ameristar Casinos
7.500%, 04/15/21 (A)	375	374
Ashtead Capital
9.000%, 08/15/16 (A)	1,094	1,110
Avis Budget Car Rental LLC
9.625%, 03/15/18	525	537
8.250%, 01/15/19	555	537
7.750%, 05/15/16	1,310	1,299
Beazer Homes USA
9.125%, 06/15/18	460	319
9.125%, 05/15/19	1,610	1,107
Belo
8.000%, 11/15/16	2,575	2,762
7.750%, 06/01/27	2,025	1,736
Bon-Ton Department Stores
10.250%, 03/15/14	960	866
Brands
6.625%, 04/01/21	385	390
Brown Shoe
7.125%, 05/15/19 (A)	1,105	939
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,050	748
Burlington Coat Factory Warehouse
10.000%, 02/15/19 (A)	7,825	7,297
Cablevision Systems
8.625%, 09/15/17	515	546
8.000%, 04/15/20	1,050	1,100
7.750%, 04/15/18	900	931
Caesars Entertainment Operating
11.250%, 06/01/17	10,135	10,920
10.000%, 12/15/18	4,653	3,653
5.750%, 10/01/17	400	230

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cedar Fair
9.125%, 08/01/18	$1,600	$1,688
Chrysler Group LLC
8.250%, 06/15/21 (A)	3,325	2,876
8.000%, 06/15/19 (A)	945	825
Chukchansi Economic Development Authority
3.943%, 11/15/12 (A) (C)	2,185	1,601
Cinemark USA
7.375%, 06/15/21 (A)	480	464
Citadel Broadcasting
7.750%, 12/15/18 (A)	588	634
CityCenter Holdings LLC
7.625%, 01/15/16 (A)	1,070	1,041
CKE Restaurants
11.375%, 07/15/18	5,479	5,828
Claire’s Stores
8.875%, 03/15/19	810	692
Continental Airlines
7.339%, 04/19/14	1,779	1,734
Cumulus Media
7.750%, 05/01/19 (A)	674	591
Dana Escrow (escrow security)
7.000%, 03/15/08	100	2
7.000%, 03/01/09	175	4
6.500%, 03/15/28	200	5
6.500%, 03/01/29	1,100	27
Dana Holding
6.750%, 02/15/21	3,029	2,968
6.500%, 02/15/19	1,959	1,915
Dave & Buster’s
11.000%, 06/01/18	1,545	1,607
Dave & Buster’s Parent
12.250%, 02/15/16 (A) (D)	7,825	4,539
Delphi
5.875%, 05/15/19 (A)	1,909	1,842
Delta Air Lines 2011-1 Class B Pass-Through Trust
7.125%, 10/15/14	2,000	1,980
Dex One PIK
12.000%, 01/29/17	1,174	423
Diamond Resorts
12.000%, 08/15/18	1,350	1,310
DineEquity
9.500%, 10/30/18	5,940	6,163
Dollar General PIK
11.875%, 07/15/17	1,520	1,683
Easton-Bell Sports
9.750%, 12/01/16	1,835	1,954
Eldorado Resorts LLC
8.625%, 06/15/19 (A)	4,165	3,551
Empire Today LLC
11.375%, 02/01/17 (A)	1,000	935
Entravision Communications
8.750%, 08/01/17	1,960	1,911
Equinox Holdings
9.500%, 02/01/16 (A)	1,255	1,327
Exide Technologies
8.625%, 02/01/18 (A)	1,400	1,330
Ferrellgas
9.125%, 10/01/17	2,500	2,563
6.500%, 05/01/21	3,060	2,746

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fontainebleau Las Vegas
11.000%, 06/15/15 (A) (B)	$3,500	$2
Ford Motor
7.450%, 07/16/31	1,290	1,414
Goodyear Tire & Rubber
10.500%, 05/15/16	214	234
8.750%, 08/15/20	110	118
8.250%, 08/15/20	1,545	1,632
Greektown Superholdings
13.000%, 07/01/15	5,140	5,273
GWR Operating Partnership LLP
10.875%, 04/01/17	870	907
Gymboree
9.125%, 12/01/18	1,115	964
Hanesbrands
8.000%, 12/15/16	4,650	4,976
6.375%, 12/15/20	1,682	1,661
Hillman Group
10.875%, 06/01/18	890	899
10.875%, 06/01/18 (A)	70	71
Icon Health & Fitness
11.875%, 10/15/16 (A)	755	717
Inergy
8.750%, 03/01/15	552	563
7.000%, 10/01/18	2,175	2,115
6.875%, 08/01/21 (A)	210	202
Intcomex
13.250%, 12/15/14	4,515	4,402
International Automotive Components Group
9.125%, 06/01/18 (A)	950	933
J Crew Group
8.125%, 03/01/19	1,025	915
Jaguar Land Rover
8.125%, 05/15/21 (A)	1,440	1,350
Jarden
7.500%, 05/01/17	1,875	1,917
JC Penney
7.950%, 04/01/17	950	1,047
5.750%, 02/15/18	120	120
Lamar Media
7.875%, 04/15/18	625	633
Lear
7.875%, 03/15/18	405	428
Levi Strauss
7.625%, 05/15/20	1,500	1,459
Libbey Glass
10.000%, 02/15/15	1,187	1,270
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,965	3,925
Live Nation Entertainment
8.125%, 05/15/18 (A)	1,500	1,444
Liz Claiborne
10.500%, 04/15/19 (A)	1,450	1,461
M/I Homes
8.625%, 11/15/18	2,150	1,983
Marina District Finance
9.875%, 08/15/18	2,230	2,141
9.500%, 10/15/15	355	344
McClatchy
11.500%, 02/15/17	4,475	4,318

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MDC Partners
11.000%, 11/01/16	$3,980	$4,283
11.000%, 11/01/16 (A)	530	565
MediMedia USA
11.375%, 11/15/14 (A)	2,400	2,136
MGM Mirage
7.500%, 06/01/16	2,545	2,259
MGM Resorts International
11.375%, 03/01/18	6,855	7,421
11.125%, 11/15/17	1,550	1,728
9.000%, 03/15/20	5,445	5,813
Michaels Stores
13.000%, 11/01/11 (E)	500	510
11.375%, 11/01/16 (A)	21	22
7.750%, 11/01/18	1,165	1,102
MTR Gaming Group
11.500%, 08/01/19 (A)	6,175	5,002
NAI Entertainment Holdings LLC
8.250%, 12/15/17 (A)	2,021	2,041
Needle Merger Sub
8.125%, 03/15/19 (A)	1,150	1,070
Niska Gas Storage US LLC
8.875%, 03/15/18	1,845	1,863
OSI Restaurant Partners
10.000%, 06/15/15	1,460	1,496
Peninsula Gaming LLC
10.750%, 08/15/17	2,080	2,137
8.375%, 08/15/15	3,150	3,197
Penske Auto Group
7.750%, 12/15/16	1,700	1,721
Petco Animal Supplies
9.250%, 12/01/18 (A)	1,075	1,113
Phillips-Van Heusen
7.375%, 05/15/20	3,825	4,007
Pinafore LLC
9.000%, 10/01/18 (A)	2,595	2,751
Pinnacle Entertainment
8.750%, 05/15/20	1,395	1,402
Quebecor Media
7.750%, 03/15/16	2,230	2,247
Quiksilver
6.875%, 04/15/15	2,025	1,898
QVC
7.500%, 10/01/19 (A)	4,215	4,542
7.375%, 10/15/20 (A)	400	430
Regal Entertainment Group
9.125%, 08/15/18	1,215	1,227
Rent-A-Center
6.625%, 11/15/20	960	922
River Rock Entertainment Authority
9.750%, 11/01/11	4,717	3,420
RJ Tower
12.000%, 06/01/13 (B)	210	1
Royal Caribbean Cruises
7.250%, 06/15/16	390	403
Sabre Holdings
8.350%, 03/15/16	1,850	1,568
Salem Communications
9.625%, 12/15/16	969	985
San Pasqual Casino
8.000%, 09/15/13 (A)	1,530	1,507

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sbarro
10.375%, 02/01/15 (B)	$1,866	$243
Sealy Mattress
8.250%, 06/15/14	3,360	3,284
Seneca Gaming
8.250%, 12/01/18 (A)	4,840	4,755
Service International
7.625%, 10/01/18	205	219
7.000%, 06/15/17	30	31
7.000%, 05/15/19	620	634
6.750%, 04/01/15	260	273
6.750%, 04/01/16	330	346
Seven Seas Cruises LLC
9.125%, 05/15/19 (A)	1,395	1,381
Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	300	197
Simmons Bedding
11.250%, 07/15/15 (A)	2,415	2,518
Sirius XM Radio
9.750%, 09/01/15 (A)	1,380	1,508
8.750%, 04/01/15 (A)	1,950	2,116
Stanadyne Holdings
12.000%, 02/15/15	1,500	1,462
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	1,275	1,237
Standard Pacific
10.750%, 09/15/16	2,275	2,252
8.375%, 05/15/18	429	376
8.375%, 01/15/21	730	628
Steinway Musical Instruments
7.000%, 03/01/14 (A)	1,888	1,893
Stewart Enterprises
6.500%, 04/15/19	430	418
Stoneridge
9.500%, 10/15/17 (A)	1,200	1,242
Suburban Propane Partners
7.375%, 03/15/20	500	509
Travelport LLC
11.875%, 09/01/16	1,535	1,086
9.875%, 09/01/14	2,275	1,939
4.879%, 09/01/14 (C)	894	682
UCI International
8.625%, 02/15/19	710	689
United Air Lines
12.000%, 11/01/13 (A)	1,735	1,796
10.400%, 11/01/16	1,473	1,614
United Air Lines, Ser 95A1
9.020%, 04/19/12	441	177
Vail Resorts
6.500%, 05/01/19 (A)	1,030	1,030
Visteon
6.750%, 04/15/19 (A)	645	606
VWR Funding PIK
10.250%, 07/15/15	3,777	3,815
WMG Acquisition
11.500%, 10/01/18 (A)	2,000	1,820
9.500%, 06/15/16	1,820	1,856
Wynn Las Vegas LLC
7.750%, 08/15/20	3,470	3,791

		288,032

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Consumer Staples — 11.8%
Accellent
10.000%, 11/01/17	$1,905	$1,800
8.375%, 02/01/17	2,335	2,320
American Achievement
10.875%, 04/15/16 (A)	3,055	2,444
American Renal Associates
Holdings PIK
9.750%, 03/01/16 (A)	2,143	2,132
American Renal Holdings
8.375%, 05/15/18	4,130	4,120
American Rock Salt LLC
8.250%, 05/01/18 (A)	2,435	2,258
Apria Healthcare Group
12.375%, 11/01/14	400	383
ARAMARK Holdings PIK
8.625%, 05/01/16 (A)	2,175	2,180
Armored Autogroup
9.250%, 11/01/18 (A)	1,475	1,298
Aurora Diagnostics Holdings
10.750%, 01/15/18 (A)	4,025	4,075
Aviv Healthcare Properties
7.750%, 02/15/19	1,485	1,478
B&G Foods
7.625%, 01/15/18	1,580	1,659
Bankrate
11.750%, 07/15/15	1,058	1,196
Beverages & More
9.625%, 10/01/14 (A)	3,900	3,900
BI-LO LLC
9.250%, 02/15/19 (A)	2,350	2,297
Biomet
11.625%, 10/15/17	3,170	3,392
Bumble Bee Acquisition
9.000%, 12/15/17 (A)	4,390	4,258
Bumble Bee Holdco PIK
9.625%, 03/15/18 (A)	2,000	1,780
Catalent Pharma Solutions PIK
9.500%, 04/15/15	5,314	4,915
CDRT Merger Sub
8.125%, 06/01/19 (A)	7,253	6,763
Central Garden and Pet
8.250%, 03/01/18	1,105	1,080
Constellation Brands
7.250%, 09/01/16	1,000	1,064
7.250%, 05/15/17	1,745	1,850
ConvaTec Healthcare
10.500%, 12/15/18 (A)	1,550	1,411
Cott Beverages
8.375%, 11/15/17	3,435	3,564
8.125%, 09/01/18	900	932
Darling International
8.500%, 12/15/18	1,250	1,353
Dean Foods
7.000%, 06/01/16	1,530	1,454
Del Monte Foods
7.625%, 02/15/19 (A)	4,755	4,719
Diversey
8.250%, 11/15/19	1,410	1,629

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DJO Finance LLC
10.875%, 11/15/14	$245	$253
9.750%, 10/15/17 (A)	7,913	7,300
7.750%, 04/15/18 (A)	4,775	4,441
Dole Food
13.875%, 03/15/14	288	335
8.000%, 10/01/16 (A)	405	418
DynCorp International
10.375%, 07/01/17	3,980	3,801
Elizabeth Arden
7.375%, 03/15/21	240	238
Fleming
10.125%, 04/01/08 (B)	983	—
Giant Funding
8.250%, 02/01/18 (A)	900	900
Hertz
7.500%, 10/15/18 (A)	1,860	1,823
INC Research LLC
11.500%, 07/15/19 (A)	2,090	1,933
IVD Acquisition
11.125%, 08/15/19 (A)	4,880	4,953
Kindred Escrow
8.250%, 06/01/19 (A)	4,010	3,569
Knowledge Learning
7.750%, 02/01/15 (A)	775	744
Lantheus Medical Imaging
9.750%, 05/15/17	4,705	4,458
Laureate Education
11.750%, 08/15/17 (A)	1,100	1,158
10.750%, 08/15/15 (A)	525	526
Michael Foods
9.750%, 07/15/18	950	998
Multiplan
9.875%, 09/01/18 (A)	1,530	1,553
NBTY
9.000%, 10/01/18	2,530	2,657
NCO Group
11.875%, 11/15/14	1,800	1,665
OnCure Holdings
11.750%, 05/15/17	1,000	903
Pantry
7.750%, 02/15/14	5,385	5,331
Radiation Therapy Services
9.875%, 04/15/17	2,515	2,326
Radnet Management
10.375%, 04/01/18	1,205	1,190
Reynolds Group Issuer (A)
9.875%, 08/15/19	2,660	2,500
9.000%, 04/15/19	4,065	3,658
8.750%, 10/15/16	2,500	2,556
8.500%, 05/15/18	1,155	1,031
8.250%, 02/15/21	3,515	2,961
6.875%, 02/15/21	305	284
Rite Aid
10.250%, 10/15/19	185	194
9.750%, 06/12/16	665	714
9.500%, 06/15/17	5,380	4,708
8.000%, 08/15/20	11,720	12,306
7.500%, 03/01/17	570	554
RSC Equipment Rental
10.000%, 07/15/17 (A)	2,000	2,150
8.250%, 02/01/21	4,025	3,753

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Seminole Indian Tribe of Florida
7.750%, 10/01/17 (A)	$2,900	$2,944
6.535%, 10/01/20 (A)	1,000	990
ServiceMaster
7.450%, 08/15/27	5	4
7.250%, 03/01/38	3,170	2,187
ServiceMaster PIK
10.750%, 07/15/15 (A)	3,545	3,651
Spectrum Brands PIK
12.000%, 08/28/19	1,913	2,073
Spectrum Brands
9.500%, 06/15/18	3,885	4,215
STHI Holding
8.000%, 03/15/18 (A)	3,750	3,563
SUPERVALU
8.000%, 05/01/16	1,355	1,328
Symbion PIK
11.000%, 08/23/15	1,292	1,285
Ticketmaster Entertainment LLC
10.750%, 08/01/16	5,215	5,528
U.S. Oncology
9.125%, 08/15/17	2,130	16
United Rentals North America
10.875%, 06/15/16	3,000	3,285
9.250%, 12/15/19	1,055	1,100
8.375%, 09/15/20	2,885	2,633
US Foodservice
8.500%, 06/30/19 (A)	1,450	1,341
Valeant Pharmaceuticals International (A)
7.250%, 07/15/22	705	627
7.000%, 10/01/20	7,915	7,163
6.875%, 12/01/18	2,015	1,854
6.750%, 10/01/17	1,175	1,093
6.500%, 07/15/16	210	199
Vanguard Health Holding II LLC
8.000%, 02/01/18	2,965	2,824
Viskase
9.875%, 01/15/18 (A)	1,300	1,313
Yankee Candle, Ser B
9.750%, 02/15/17	2,615	2,546
8.500%, 02/15/15	1,000	988

		219,296

Energy — 7.3%
American Petroleum Tankers Parent LLC
10.250%, 05/01/15	1,173	1,169
Antero Resources Finance
9.375%, 12/01/17	1,235	1,309
Aquilex Holdings LLC
11.125%, 12/15/16	1,200	696
Arch Coal
8.750%, 08/01/16	2,655	2,861
7.250%, 06/15/21 (A)	300	296
7.000%, 06/15/19 (A)	450	443
Bill Barrett
9.875%, 07/15/16	1,000	1,097
BreitBurn Energy Partners
8.625%, 10/15/20	1,175	1,175
Brigham Exploration
8.750%, 10/01/18	945	1,030
6.875%, 06/01/19 (A)	195	194

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bristow Group
7.500%, 09/15/17	$2,260	$2,305
Calumet Specialty Products Partners
9.375%, 05/01/19 (A)	1,725	1,665
Chaparral Energy
8.250%, 09/01/21	2,065	1,972
Chesapeake Energy
9.500%, 02/15/15	650	734
6.875%, 08/15/18	1,175	1,228
6.875%, 11/15/20	156	165
6.625%, 08/15/20	1,951	2,039
Cloud Peak Energy Resources LLC
8.250%, 12/15/17	1,225	1,262
Comstock Resources
7.750%, 04/01/19	4,252	4,252
Consol Energy
8.250%, 04/01/20	680	731
8.000%, 04/01/17	2,200	2,340
Continental Resources
7.375%, 10/01/20	1,500	1,560
Copano Energy LLC
7.750%, 06/01/18	3,000	3,052
Crestwood Midstream Partners
7.750%, 04/01/19 (A)	2,500	2,387
Crosstex Energy
8.875%, 02/15/18	2,235	2,313
Denbury Resources
8.250%, 02/15/20	200	211
Dresser-Rand Group
6.500%, 05/01/21 (A)	600	588
Eagle Rock Energy Partners
8.375%, 06/01/19 (A)	4,670	4,577
El Paso
7.250%, 06/01/18	670	742
7.000%, 06/15/17	270	300
Encore Acquisition
9.500%, 05/01/16	460	504
Energy Transfer Equity
7.500%, 10/15/20	4,188	4,293
EV Energy Partners
8.000%, 04/15/19 (A)	1,085	1,063
Forest Oil
8.500%, 02/15/14	50	54
8.000%, 12/15/11	800	812
7.250%, 06/15/19	2,845	2,817
Frac Tech Services LLC
7.125%, 11/15/18 (A)	1,000	1,035
GMX Resources
11.375%, 02/15/19 (A)	630	441
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	1,665	1,698
Hercules Offshore
10.500%, 10/15/17 (A)	1,210	1,192
Hilcorp Energy I
8.000%, 02/15/20 (A)	1,280	1,331
7.625%, 04/15/21 (A)	125	126
Holly
9.875%, 06/15/17	1,110	1,215
James River Escrow
7.875%, 04/01/19 (A)	2,165	1,959

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kinder Morgan Finance LLC
6.000%, 01/15/18 (A)	$4,100	$4,039
Laredo Petroleum
9.500%, 02/15/19 (A)	2,838	3,008
Linn Energy LLC
8.625%, 04/15/20	1,230	1,316
7.750%, 02/01/21 (A)	525	536
6.500%, 05/15/19 (A)	1,255	1,199
MarkWest Energy Partners
8.750%, 04/15/18	1,325	1,395
MEG Energy
6.500%, 03/15/21 (A)	1,076	1,076
Milagro Oil & Gas
10.500%, 05/15/16 (A)	1,950	1,667
Murray Energy
10.250%, 10/15/15 (A)	1,315	1,295
Newfield Exploration
7.125%, 05/15/18	3,635	3,780
6.875%, 02/01/20	1,075	1,113
NFR Energy LLC
9.750%, 02/15/17 (A)	1,970	1,753
Oasis Petroleum
7.250%, 02/01/19 (A)	1,300	1,274
Ocean Rig UDW
9.500%, 04/27/16	2,500	2,275
Parker Drilling
9.125%, 04/01/18	2,120	2,205
Penn Virginia
10.375%, 06/15/16	400	436
Petrohawk Energy
7.875%, 06/01/15	915	988
7.250%, 08/15/18	5,585	6,514
6.250%, 06/01/19 (A)	350	407
Petroleum Development
12.000%, 02/15/18	2,730	2,921
Pioneer Drilling
9.875%, 03/15/18	1,300	1,359
Plains Exploration & Production
10.000%, 03/01/16	1,140	1,260
7.750%, 06/15/15	75	77
7.625%, 06/01/18	350	360
7.625%, 04/01/20	725	754
7.000%, 03/15/17	1,440	1,454
Precision Drilling
6.500%, 12/15/21 (A)	310	310
Quicksilver Resources
11.750%, 01/01/16	2,200	2,425
7.125%, 04/01/16	2,034	1,922
Range Resources
8.000%, 05/15/19	4,575	4,975
Regency Energy Partners
6.875%, 12/01/18	2,900	2,958
SandRidge Energy
8.750%, 01/15/20	70	70
8.000%, 06/01/18 (A)	360	356
7.500%, 03/15/21 (A)	4,215	4,110
Targa Resources
7.875%, 10/15/18	2,445	2,567
Targa Resources Partners
11.250%, 07/15/17	3,475	3,892
Tesoro
9.750%, 06/01/19	1,600	1,744

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thermon Industries
9.500%, 05/01/17	$1,222	$1,283
Trinidad Drilling
7.875%, 01/15/19 (A)	790	806
Unit
6.625%, 05/15/21	335	328
Venoco
8.875%, 02/15/19	645	577
Whiting Petroleum
6.500%, 10/01/18	25	25

		136,042

Financials — 9.2%
Algoma Acquisition
9.875%, 06/15/15 (A)	1,725	1,466
Alliant Holdings
11.000%, 05/01/15 (A)	3,400	3,485
Ally Financial
8.000%, 11/01/31	2,333	2,281
7.500%, 09/15/20	850	835
6.750%, 12/01/14	2,366	2,372
6.250%, 12/01/17	3,185	3,064
American Capital
7.960%, 12/31/13 (A)	722	711
American International Group
8.175%, 05/15/58 (C)	1,805	1,792
Aventine Escrow
0.000%, 10/15/49 (G) (H) (I)	2,600	62
BAC Capital Trust VI
5.625%, 03/08/35	2,380	1,884
Bank of America
8.000%, 12/29/49 (C)	1,480	1,399
Cemex Finance LLC
9.500%, 12/14/16 (A)	335	296
CIT Group
7.000%, 05/01/15	296	295
7.000%, 05/04/15 (A)	318	316
7.000%, 05/01/16	5,976	5,946
7.000%, 05/02/16 (A)	531	528
7.000%, 05/01/17	1,947	1,922
7.000%, 05/02/17 (A)	11,778	11,631
6.625%, 04/01/18 (A)	685	685
Citigroup Capital XXI
8.300%, 12/21/57 (C)	1,065	1,065
City National Bank
9.000%, 08/12/19	4,062	4,827
CNO Financial Group
9.000%, 01/15/18 (A)	1,600	1,664
Credit Acceptance
9.125%, 02/01/17	2,600	2,633
9.125%, 02/01/17 (A)	400	404
E*Trade Financial PIK
12.500%, 11/30/17	1,285	1,478
Energy Future Intermediate Holding LLC
10.000%, 12/01/20	5,846	5,898
Express LLC
8.750%, 03/01/18	790	833
Fifth Third Capital Trust IV
6.500%, 04/15/37 (C)	1,840	1,707

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FireKeepers Development Authority
13.875%, 05/01/15 (A)	$3,697	$4,215
Ford Motor Credit LLC
12.000%, 05/15/15	895	1,080
8.000%, 12/15/16	1,100	1,220
6.625%, 08/15/17	1,410	1,476
5.000%, 05/15/18	2,885	2,800
Fresenius US Finance II
9.000%, 07/15/15 (A)	800	892
Genworth Financial
6.150%, 11/15/66 (C)	862	517
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	1,900	1,283
Hellas II
6.881%, 01/15/15 (A) (C)	2,100	—
Host Hotels & Resorts
9.000%, 05/15/17 ‡	125	137
Host Hotels & Resorts, Ser Q
6.750%, 06/01/16 ‡	1,755	1,795
HUB International Holdings
9.000%, 12/15/14 (A)	2,490	2,428
Icahn Enterprises
8.000%, 01/15/18	2,500	2,525
7.750%, 01/15/16	4,500	4,545
ILFC E-Capital Trust I
5.740%, 12/21/65 (A) (C)	800	578
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	2,695	2,102
ING Groep
5.775%, 12/29/49 (C)	1,855	1,558
Ironshore Holdings US
8.500%, 05/15/20 (A)	5,000	5,427
Kennedy-Wilson
8.750%, 04/01/19 (A)	3,800	3,634
Liberty Mutual Group
7.000%, 03/15/37 (A) (C)	1,530	1,405
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,000	—
Millennium Escrow
7.625%, 11/15/26	200	—
MPT Operating Partnership
6.875%, 05/01/21 ‡ (A)	4,095	3,900
National Life Insurance
10.500%, 09/15/39 (A)	1,100	1,500
Norcraft
10.500%, 12/15/15	1,560	1,490
Nuveen Investments
10.500%, 11/15/15	8,305	8,014
10.500%, 11/15/15 (A)	520	497
Offshore Group Investments
11.500%, 08/01/15	4,355	4,638
11.500%, 08/01/15 (A)	885	943
Ohio Casualty
7.300%, 06/15/14	1,050	1,153
Omega Healthcare Investors
7.500%, 02/15/20 ‡	3,505	3,514
Ono Finance II
10.875%, 07/15/19 (A)	2,596	2,310
PHH
9.250%, 03/01/16	1,295	1,344

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pinnacle Foods Finance LLC
10.625%, 04/01/17	$2,610	$2,701
8.250%, 09/01/17	1,250	1,269
PNC Preferred Funding Trust II
6.249%, 03/29/49 (A) (C)	5,640	4,399
Regions Bank
7.500%, 05/15/18	500	488
Regions Financial
5.750%, 06/15/15	520	491
Regions Financing Trust II
6.625%, 05/15/47 (C)	2,405	2,014
RESPARCS Funding I MTN
8.000%, 12/29/49	830	249
Sabra Health Care
8.125%, 11/01/18 ‡	4,125	3,929
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	3,065	2,965
4.179%, 02/01/14 (A) (C)	275	243
Spencer Spirit Holdings
11.000%, 05/01/17 (A)	2,175	2,137
SunTrust Capital VIII
6.100%, 12/15/36 (C)	2,200	2,134
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,365
Tops Holdings
10.125%, 10/15/15	655	660
UPCB Finance III
6.625%, 07/01/20 (A)	1,430	1,409
USB Realty
6.091%, 12/29/49 (A) (C)	3,600	2,772
USI Holdings
9.750%, 05/15/15 (A)	4,812	4,547
XL Capital
6.500%, 12/31/49 (C)	2,320	2,047
YCC Holdings/Yankee Financial PIK
10.250%, 02/15/16 (A)	4,055	3,690

		169,908

Health Care — 4.1%
Alere
9.000%, 05/15/16	5,045	4,950
Biomet
10.000%, 10/15/17	4,565	4,782
Biomet PIK
10.375%, 10/15/17	7,015	7,401
BioScrip
10.250%, 10/01/15	4,985	4,935
Community Health Systems
8.875%, 07/15/15	3,525	3,573
DaVita
6.625%, 11/01/20	1,350	1,323
6.375%, 11/01/18	1,805	1,773
Endo Pharmaceuticals Holdings
7.250%, 01/15/22 (A)	2,100	2,142
7.000%, 07/15/19 (A)	3,470	3,513
HCA
9.875%, 02/15/17	110	120
8.500%, 04/15/19	2,640	2,878
7.500%, 02/15/22	3,295	3,262
6.500%, 02/15/20	2,565	2,594

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCA Holdings
7.750%, 05/15/21 (A)	$3,820	$3,763
Health Management Associates
6.125%, 04/15/16	1,800	1,755
Healthsouth
8.125%, 02/15/20	3,210	3,254
7.750%, 09/15/22	890	890
7.250%, 10/01/18	610	612
inVentiv Health
10.000%, 08/15/18 (A)	1,190	1,074
MedAssets
8.000%, 11/15/18 (A)	705	680
Mylan
7.875%, 07/15/20 (A)	1,950	2,086
7.625%, 07/15/17 (A)	4,100	4,377
6.000%, 11/15/18 (A)	1,085	1,080
Select Medical
7.625%, 02/01/15	3,405	3,133
Surgical Care Affiliates PIK
8.875%, 07/15/15 (A)	1,636	1,644
Tenet Healthcare
9.250%, 02/01/15	1,195	1,267
8.875%, 07/01/19	265	281
8.000%, 08/01/20	1,360	1,319
United Surgical Partners International PIK
9.250%, 05/01/17	3,190	3,286
United Surgical Partners International
8.875%, 05/01/17	105	108
Universal Health Services
7.000%, 10/01/18	2,500	2,475

		76,330

Industrials — 9.7%
ACCO Brands
7.625%, 08/15/15	570	566
Accuride
9.500%, 08/01/18	4,430	4,463
ACL I PIK
10.625%, 02/15/16 (A)	2,537	2,118
Actuant
6.875%, 06/15/17	2,575	2,601
Aircastle
9.750%, 08/01/18	770	810
Alion Science and Technology
10.250%, 02/01/15	1,405	955
Alion Science and Technology PIK
12.000%, 11/01/14	2,070	1,956
Alliant Techsystems
6.750%, 04/01/16	4,090	4,121
AMGH Merger Sub
9.250%, 11/01/18 (A)	3,032	3,070
Amsted Industries
8.125%, 03/15/18 (A)	870	900
ARD Finance PIK
11.125%, 06/01/18 (A)	2,556	2,198
Ardagh Packaging Finance
9.125%, 10/15/20 (A)	1,690	1,631
Associated Materials LLC
9.125%, 11/01/17	2,385	2,099
Atkore International
9.875%, 01/01/18 (A)	2,350	2,285

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AWAS Aviation Capital
7.000%, 10/15/16 (A)	$847	$818
Baker & Taylor
11.500%, 07/01/13 (A)	1,170	889
BE Aerospace
8.500%, 07/01/18	650	699
Belden
9.250%, 06/15/19	760	806
Berry Plastics
10.250%, 03/01/16	825	753
9.750%, 01/15/21	2,150	1,994
Boart Longyear Management
7.000%, 04/01/21 (A)	500	496
Building Materials Corp of America
6.875%, 08/15/18 (A)	3,245	3,180
6.750%, 05/01/21 (A)	2,108	2,018
Bway Holding
10.000%, 06/15/18	1,390	1,473
Case New Holland
7.875%, 12/01/17	565	612
Casella Waste Systems
11.000%, 07/15/14	30	32
7.750%, 02/15/19 (A)	1,490	1,434
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	2,748	2,240
CEVA Group
11.625%, 10/01/16 (A)	3,155	3,123
11.500%, 04/01/18 (A)	2,500	2,306
8.375%, 12/01/17 (A)	1,000	920
Clean Harbors
7.625%, 08/15/16	1,067	1,128
Coleman Cable
9.000%, 02/15/18	2,845	2,838
Columbus McKinnon
7.875%, 02/01/19	300	296
CPM Holdings
10.625%, 09/01/14	1,250	1,328
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,380	1,411
Delta Air Lines
12.250%, 03/15/15 (A)	3,905	4,130
Ducommun
9.750%, 07/15/18 (A)	135	136
Esterline Technologies
7.000%, 08/01/20	1,755	1,830
Florida East Coast Railway
8.125%, 02/01/17 (A)	750	746
FTI Consulting
6.750%, 10/01/20	1,500	1,479
General Cable
7.125%, 04/01/17	910	910
Geo Group
7.750%, 10/15/17	1,355	1,423
6.625%, 02/15/21	75	74
Global Aviation Holdings
14.000%, 08/15/13	2,652	2,195
Graham Packaging
9.875%, 10/15/14	305	310
8.250%, 01/01/17	1,130	1,141
8.250%, 10/01/18	205	207

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Graphic Packaging International
9.500%, 06/15/17	$1,245	$1,354
7.875%, 10/01/18	2,800	2,940
Great Lakes Dredge & Dock
7.375%, 02/01/19 (A)	1,440	1,368
Griffon
7.125%, 04/01/18	1,860	1,758
7.125%, 04/01/18 (A)	130	123
Huntington Ingalls Industries
7.125%, 03/15/21 (A)	600	564
6.875%, 03/15/18 (A)	600	564
Interface
7.625%, 12/01/18	1,015	1,039
Interline Brands
7.000%, 11/15/18	2,606	2,606
International Lease Finance
8.750%, 03/15/17	2,800	2,877
8.625%, 09/15/15	1,420	1,448
8.250%, 12/15/20	520	529
6.250%, 05/15/19	165	149
5.750%, 05/15/16	230	212
International Wire Group Holdings
9.750%, 04/15/15 (A)	1,105	1,127
Iron Mountain
8.750%, 07/15/18	1,400	1,435
8.375%, 08/15/21	2,315	2,396
Kansas City Southern de Mexico
8.000%, 02/01/18	910	978
6.125%, 06/15/21 (A)	460	459
Kratos Defense & Security Solutions
10.000%, 06/01/17	4,235	4,351
Liberty Tire Recycling
11.000%, 10/01/16 (A)	3,800	4,000
Manitowoc
9.500%, 02/15/18	1,960	2,033
8.500%, 11/01/20	880	876
Marquette Transportation
10.875%, 01/15/17	750	733
Masco
7.125%, 03/15/20	115	113
Masonite International
8.250%, 04/15/21 (A)	1,335	1,228
Meritor
8.125%, 09/15/15	1,295	1,221
Midwest Vanadium
11.500%, 02/15/18 (A)	1,350	1,276
Mobile Mini
7.875%, 12/01/20	1,190	1,157
Mueller Water Products
8.750%, 09/01/20	510	523
7.375%, 06/01/17	1,455	1,280
Nortek
8.500%, 04/15/21 (A)	1,510	1,291
NXP Funding LLC
10.000%, 07/15/13 (A)	598	650
9.750%, 08/01/18 (A)	3,850	4,052
Old AII
10.000%, 12/15/16 (B)	1,675	—
Old AII PIK
9.000%, 12/15/14 (B)	950	—

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oshkosh
8.500%, 03/01/20	$1,425	$1,470
8.250%, 03/01/17	1,665	1,711
Packaging Dynamics
8.750%, 02/01/16 (A)	1,724	1,728
Ply Gem Industries
13.125%, 07/15/14	1,290	1,290
8.250%, 02/15/18	885	748
Polymer Group
7.750%, 02/01/19 (A)	1,890	1,871
Polypore International
7.500%, 11/15/17	2,595	2,569
Pregis
12.375%, 10/15/13	4,311	3,966
Quality Distribution LLC
9.875%, 11/01/18	4,770	4,764
Quebecor Escrow
0.000%, 11/15/13 (B)	1,800	—
0.000%, 03/15/16	2,175	49
RailAmerica
9.250%, 07/01/17	1,004	1,084
RBS Global
8.500%, 05/01/18	2,670	2,697
Sequa
13.500%, 12/01/15 (A)	500	530
11.750%, 12/01/15 (A)	4,400	4,576
Spirit Aerosystems
7.500%, 10/01/17	1,135	1,172
Swift Services Holdings
10.000%, 11/15/18	475	480
Swift Transportation LLC
12.500%, 05/15/17 (A)	870	874
syncreon Global Ireland
9.500%, 05/01/18 (A)	3,467	3,268
Tempel Steel
12.000%, 08/15/16 (A)	1,100	1,109
Terex
8.000%, 11/15/17	4,745	4,626
Thermadyne Holdings
9.000%, 12/15/17	1,800	1,827
Titan International
7.875%, 10/01/17	4,335	4,552
Trimas
9.750%, 12/15/17	1,020	1,097
United Maritime LLC
11.750%, 06/15/15	4,400	4,433
USG
8.375%, 10/15/18 (A)	1,535	1,339
6.300%, 11/15/16	1,975	1,540
WCA Waste
7.500%, 06/15/19 (A)	1,000	1,000

		180,228

Information Technology — 4.4%
Advanced Micro Devices
7.750%, 08/01/20	2,040	2,071
Amkor Technology
7.375%, 05/01/18	2,425	2,443
Aspect Software
10.625%, 05/15/17	4,680	4,820
Audatex North America
6.750%, 06/15/18 (A)	1,295	1,272

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brocade Communications Systems
6.625%, 01/15/18	$480	$484
Cardtronics
8.250%, 09/01/18	2,265	2,378
CDW LLC
8.000%, 12/15/18 (A)	2,800	2,772
Compucom Systems
12.500%, 10/01/15 (A)	6,025	6,070
Eagle Parent
8.625%, 05/01/19 (A)	2,665	2,452
Fidelity National Information Services
7.875%, 07/15/20	970	1,009
7.625%, 07/15/17	1,630	1,695
First Data
12.625%, 01/15/21 (A)	2,362	2,232
11.250%, 03/31/16	1,395	1,172
9.875%, 09/24/15	1,905	1,743
8.875%, 08/15/20 (A)	625	619
8.250%, 01/15/21 (A)	1,144	978
7.375%, 06/15/19 (A)	370	348
First Data PIK
10.550%, 09/24/15	4,603	4,327
8.750%, 01/15/22 (A)	1,332	1,146
Freescale Semiconductor
10.125%, 03/15/18 (A)	30	33
9.250%, 04/15/18 (A)	6,205	6,531
8.050%, 02/01/20	680	649
iGate
9.000%, 05/01/16 (A)	8,380	7,919
Interactive Data
10.250%, 08/01/18	1,255	1,326
JDA Software Group
8.000%, 12/15/14	330	350
Lawson Software
11.500%, 07/15/18 (A)	1,000	915
MagnaChip Semiconductor
10.500%, 04/15/18	2,400	2,496
Mantech International
7.250%, 04/15/18	555	556
MEMC Electronic Materials
7.750%, 04/01/19 (A)	755	662
Seagate HDD Cayman
7.750%, 12/15/18 (A)	1,415	1,404
Sensata Technologies
6.500%, 05/15/19 (A)	3,343	3,217
Smart Modular
5.746%, 04/01/12 (C)	760	760
Spansion LLC
7.875%, 11/15/17 (A)	1,555	1,586
SSI Investments II
11.125%, 06/01/18	1,020	1,071
STATS ChipPAC
7.500%, 08/12/15 (A)	2,200	2,310
Stratus Technologies Bermuda
12.000%, 03/29/15	2,575	2,279
SunGard Data Systems
10.250%, 08/15/15	4,702	4,796
7.375%, 11/15/18	975	929

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Unisys
12.750%, 10/15/14 (A)	$1,128	$1,263

		81,083

Materials — 5.0%
AK Steel
7.625%, 05/15/20	1,875	1,725
Aleris International
7.625%, 02/15/18 (A)	990	911
APERAM
7.750%, 04/01/18 (A)	1,380	1,277
Appleton Papers
10.500%, 06/15/15 (A)	1,040	1,043
Ashland
9.125%, 06/01/17	2,565	2,873
Boise Paper Holdings LLC
9.000%, 11/01/17	1,670	1,774
Celanese US Holdings LLC
6.625%, 10/15/18	750	795
Cemex
9.000%, 01/11/18 (A)	1,900	1,568
CF Industries
7.125%, 05/01/20	1,000	1,145
6.875%, 05/01/18	3,145	3,566
Chemtura
7.875%, 09/01/18	2,300	2,363
Clearwater Paper
10.625%, 06/15/16	855	936
7.125%, 11/01/18	255	256
Domtar
10.750%, 06/01/17	1,500	1,868
9.500%, 08/01/16	250	295
FMG Resources
7.000%, 11/01/15 (A)	1,455	1,451
6.875%, 02/01/18 (A)	460	455
Georgia-Pacific
8.000%, 01/15/24	1,680	1,983
Headwaters
7.625%, 04/01/19	1,435	1,227
Hexion US Finance
9.000%, 11/15/20	1,480	1,291
Hexion US Finance/Nova Scotia
8.875%, 02/01/18	2,555	2,389
Huntsman International LLC
8.625%, 03/15/20	535	556
8.625%, 03/15/21	605	631
5.500%, 06/30/16	755	728
INEOS Finance
9.000%, 05/15/15 (A)	15	15
INEOS Group Holdings PLC
8.500%, 02/15/16 (A)	1,130	983
JMC Steel Group
8.250%, 03/15/18 (A)	1,425	1,393
Kinove German Bondco GmbH
9.625%, 06/15/18 (A)	1,535	1,474
LBI Escrow
8.000%, 11/01/17 (A)	2,360	2,614
Longview Fibre Paper & Packaging
8.000%, 06/01/16 (A)	1,645	1,629
Lyondell Chemical
11.000%, 05/01/18	8,465	9,449

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MacDermid
9.500%, 04/15/17 (A)	$1,400	$1,386
Millar Western Forest Products
8.500%, 04/01/21 (A)	825	635
Mirabela Nickel
8.750%, 04/15/18 (A)	1,055	981
Momentive Performance Materials
9.000%, 01/15/21	2,900	2,479
Momentive PIK
11.000%, 06/04/17 (G) (H)	2,300	2,012
Neenah Foundry PIK
15.000%, 07/29/15	122	117
NewPage
11.375%, 12/31/14	480	422
Nexeo Solutions LLC
8.375%, 03/01/18 (A)	1,835	1,895
Noranda Aluminium Acquisition PIK
4.417%, 05/15/15 (C)	2,173	2,004
Nova Chemicals
8.625%, 11/01/19	390	427
Novelis
8.750%, 12/15/20	1,100	1,158
8.375%, 12/15/17	3,570	3,686
PH Glatfelter
7.125%, 05/01/16	1,115	1,132
7.125%, 05/01/16	175	178
PolyOne
7.375%, 09/15/20	345	355
Rain CII Carbon LLC
8.000%, 12/01/18 (A)	390	387
Reichhold Industries
9.000%, 08/15/14 (A)	2,716	2,305
Rhodia
6.875%, 09/15/20 (A)	2,605	3,041
Ryerson
12.000%, 11/01/15	1,725	1,770
Scotts Miracle-Gro
7.250%, 01/15/18	385	396
Solutia
8.750%, 11/01/17	1,685	1,790
7.875%, 03/15/20	1,000	1,065
Standard Steel LLC
12.000%, 05/01/15 (A)	3,470	4,043
SunCoke Energy
7.625%, 08/01/19 (A)	3,040	2,987
Verso Paper Holdings LLC
8.750%, 02/01/19 (A)	1,060	845
Vertellus Specialties
9.375%, 10/01/15 (A)	4,165	3,978
Vulcan Materials
7.500%, 06/15/21	305	300
6.500%, 12/01/16	305	298

		92,735

Telecommunication Services — 11.2%
Affinion Group
11.500%, 10/15/15	2,550	2,499
7.875%, 12/15/18	3,895	3,447
American Media
11.500%, 12/15/17 (A)	668	643
Avaya PIK
10.125%, 11/01/15	2,996	2,587

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avaya
9.750%, 11/01/15	$1,725	$1,466
7.000%, 04/01/19 (A)	3,640	3,276
Buccaneer Merger Sub
9.125%, 01/15/19 (A)	3,075	3,075
CCH II LLC
13.500%, 11/30/16	500	577
CCO Holdings LLC
8.125%, 04/30/20	2,511	2,655
7.875%, 04/30/18	2,190	2,278
7.250%, 10/30/17	190	196
7.000%, 01/15/19	465	467
7.000%, 01/15/19 (A)	1,995	2,000
Cengage Learning Acquisitions
10.500%, 01/15/15(A)	1,000	770
Cengage Learning Holdco PIK
13.750%, 07/15/15(A)	4,382	3,111
Cequel Communications Holdings I LLC and Cequel Capital
8.625%, 11/15/17 (A)	4,859	5,053
Cincinnati Bell
8.375%, 10/15/20	1,630	1,606
Clear Channel Communications
9.000%, 03/01/21	3,180	2,560
Clear Channel Worldwide Holdings
9.250%, 12/15/17	2,895	3,098
Clearwire Communications LLC
12.000%, 12/01/15 (A)	7,509	7,073
12.000%, 12/01/17 (A)	1,954	1,622
Cleveland Unlimited
13.500%, 12/15/10 (A) (B) (C)	4,260	2,918
Cogent Communications Group
8.375%, 02/15/18 (A)	705	736
Columbus International
11.500%, 11/20/14 (A)	1,265	1,347
CommScope
8.250%, 01/15/19 (A)	1,090	1,079
Cricket Communications
7.750%, 10/15/20	1,820	1,620
7.750%, 10/15/20 (A)	255	226
Crown Castle International
9.000%, 01/15/15	1,005	1,083
CSC Holdings LLC
8.625%, 02/15/19	2,650	2,922
Deltacom
10.500%, 04/01/16	805	825
Digicel
12.000%, 04/01/14 (A)	600	672
8.250%, 09/01/17 (A)	4,214	4,214
Digicel Group
10.500%, 04/15/18 (A)	1,705	1,807
Digital Content Protection
10.750%, 08/15/15 (A)	3,000	2,565
DISH DBS
7.875%, 09/01/19	4,455	4,733
7.125%, 02/01/16	2,960	3,019
6.750%, 06/01/21 (A)	910	917
EH Holding
7.625%, 06/15/21 (A)	2,489	2,477
6.500%, 06/15/19 (A)	645	645

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Frontier Communications
8.500%, 04/15/20	$45	$47
6.625%, 03/15/15	1,100	1,114
GCI
8.625%, 11/15/19	1,135	1,216
6.750%, 06/01/21	1,500	1,477
GXS Worldwide
9.750%, 06/15/15	7,640	7,488
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 (A)	1,750	1,400
Inmarsat Finance
7.375%, 12/01/17 (A)	2,450	2,548
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,635	1,635
Intelsat Bermuda
11.250%, 06/15/16	785	820
Intelsat Jackson Holdings
7.250%, 04/01/19 (A)	740	714
7.250%, 10/15/20 (A)	1,415	1,358
Intelsat Luxembourg PIK
11.500%, 02/04/17	2,532	2,460
11.500%, 02/04/17 (A)	4,092	3,974
Intelsat Luxembourg
11.250%, 02/04/17	3,610	3,502
inVentiv Health
10.000%, 08/15/18 (A)	3,055	2,757
iPCS PIK
3.504%, 05/01/14 (C)	116	104
Kabel BW Erste Beteiligungs
7.500%, 03/15/19 (A)	2,990	2,945
Level 3 Communications
11.875%, 02/01/19 (A)	965	1,001
Level 3 Escrow
8.125%, 07/01/19 (A)	775	736
Level 3 Financing
10.000%, 02/01/18	3,455	3,481
9.375%, 04/01/19 (A)	1,215	1,191
Liberty Media LLC
8.250%, 02/01/30	2,240	2,190
Lucent Technologies
6.450%, 03/15/29	2,130	1,832
MetroPCS Wireless
7.875%, 09/01/18	1,400	1,419
Nexstar/Mission Broadcast
8.875%, 04/15/17	2,100	2,152
Nielsen Finance LLC
7.750%, 10/15/18 (A)	2,070	2,137
NII Capital
10.000%, 08/15/16	1,125	1,266
7.625%, 04/01/21	690	704
Open Solutions
9.750%, 02/01/15 (A)	5,090	2,850
PAETEC Holding
9.875%, 12/01/18	2,230	2,375
8.875%, 06/30/17	845	902
Sable International Finance MTN
7.750%, 02/15/17 (A)	1,690	1,641
Satmex Escrow
9.500%, 05/15/17 (A)	690	677

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SBA Telecommunications
8.250%, 08/15/19	$680	$719
8.000%, 08/15/16	305	321
Sinclair Television Group
9.250%, 11/01/17 (A)	1,900	2,023
8.375%, 10/15/18	1,820	1,825
Sprint Capital
8.750%, 03/15/32	6,390	6,550
6.900%, 05/01/19	420	414
Telcordia Technologies
11.000%, 05/01/18 (A)	9,780	12,005
Telesat Canada
12.500%, 11/01/17	935	1,066
Trilogy International
10.250%, 08/15/16 (A)	95	94
Univision Communications
8.500%, 05/15/21 (A)	3,475	2,971
7.875%, 11/01/20 (A)	2,000	1,920
UPC Holding BV
9.875%, 04/15/18 (A)	3,715	3,882
Videotron Ltee
9.125%, 04/15/18	795	869
Virgin Media Finance
9.500%, 08/15/16	750	827
8.375%, 10/15/19	750	808
Visant
10.000%, 10/01/17	2,485	2,423
West
7.875%, 01/15/19	1,380	1,318
Wind Acquisition Finance
11.750%, 07/15/17 (A)	5,928	6,150
7.250%, 02/15/18 (A)	765	717
Windstream
8.125%, 09/01/18	685	711
7.750%, 10/01/21	745	756
7.500%, 04/01/23	1,215	1,175
XM Satellite Radio Holdings
13.000%, 08/01/13 (A)	4,530	5,085
7.625%, 11/01/18 (A)	5,180	5,297
Zayo Group LLC
10.250%, 03/15/17	1,085	1,164

		207,067

Utilities — 1.9%
AES
9.750%, 04/15/16	1,530	1,691
Calpine (A)
7.875%, 07/31/20	3,503	3,591
7.875%, 01/15/23	595	607
7.500%, 02/15/21	3,778	3,816
7.250%, 10/15/17	455	461
Dynegy Holdings
7.750%, 06/01/19	1,500	915
Edison Mission Energy
7.625%, 05/15/27	1,050	661
Elwood Energy LLC
8.159%, 07/05/26	842	830
Energy Future Holdings
10.000%, 01/15/20	585	587
GenOn Americas Generation LLC
8.500%, 10/01/21	1,550	1,472
GenOn Energy
9.500%, 10/15/18	900	900

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

North American Energy Alliance LLC
10.875%, 06/01/16 (A)	$1,300	$1,385
NRG Energy
8.250%, 09/01/20	720	727
7.875%, 05/15/21 (A)	1,500	1,477
7.625%, 01/15/18 (A)	1,200	1,188
7.375%, 01/15/17	225	232
NSG Holdings LLC
7.750%, 12/15/25 (A)	2,100	2,037
Public Service of New Mexico
7.950%, 05/15/18	2,800	3,184
Puget Sound Energy, Ser A
6.974%, 06/01/67 (C)	1,035	1,044
Sabine Pass LNG L.P.
7.500%, 11/30/16	6,920	6,816
7.500%, 11/30/16 (A)	1,880	1,777

		35,398

Total Corporate Obligations (Cost $1,498,902) ($ Thousands)		1,486,119

COLLATERALIZED DEBT OBLIGATIONS — 6.9%

Other Asset-Backed Securities — 6.9%
ACAS, Ser 2007-1A, Cl A1J
0.561%, 04/20/21 (A) (C)	6,476	5,440
ARES CLO, Ser 2006-5RA, Cl D
2.208%, 02/24/18 (A) (C)	1,374	962
CIFC Funding, Ser 2007-3A, Cl B
1.503%, 07/26/21 (A) (C)	2,700	1,998
CIT CLO, Ser 2007-1A, Cl D
2.247%, 06/20/21 (A) (C)	3,000	2,325
Commercial Industrial Finance, Ser 2006-1BA, Cl B2L
4.247%, 12/22/20 (C)	2,614	1,627
Commercial Industrial Finance, Ser 2006-2A, Cl B1L
1.926%, 03/01/21 (A) (C)	2,215	1,368
Commercial Industrial Finance, Ser 2006-2A, Cl B2L
4.326%, 03/01/21 (A) (C)	3,487	2,171
Commercial Industrial Finance, Ser 2007-1A, Cl B2L
4.175%, 05/10/21 (C)	2,215	1,296
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.153%, 04/23/21 (A) (C)	2,024	1,558
FM Leveraged Capital Fund, Ser 2006-2A, Cl B
0.756%, 11/15/20 (A) (C)	4,163	3,559
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
1.886%, 11/15/20 (A) (C)	915	627
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.000%, 04/17/21 (A) (C)	2,614	1,798
Jasper CLO, Ser 2005-1A, Cl B
0.836%, 08/01/17 (A) (C)	2,228	1,593
Lightpoint CLO, Ser 2007-7A, Cl D
4.286%, 05/15/21 (A) (C)	3,284	2,210
Newstar Trust, Ser 2007-1A, Cl A1
0.559%, 09/30/22 (A) (C)	9,223	8,393

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Red River CLO, Ser 2006-1A, Cl D
1.904%, 07/27/18 (A) (C)	$3,590	$2,298
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.754%, 08/01/21 (A) (C)	16,434	11,997
Rockwall CDO, Ser 2006-1A, Cl A2L
0.904%, 08/01/21 (A) (C)	3,759	2,556
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.554%, 08/01/21 (A) (C)	16,188	12,950
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.504%, 08/01/24 (A) (C)	61,414	49,132
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.753%, 01/29/20 (A) (C)	3,285	2,989
Tricadia CDO, Ser 2007-1AR, Cl A2L
0.819%, 02/28/16 (A) (C)	7,380	6,273
Westwood CDO, Ser 2007-2A, Cl D
2.053%, 04/25/22 (A) (C)	3,693	2,253

Total Collateralized Debt Obligations (Cost $127,535) ($ Thousands)		127,373

LOAN PARTICIPATIONS — 5.2%
AL Gulf Coast Terminals
6.750%, 06/02/16	1,864	1,866
Alliance Laundry
6.250%, 09/23/16	1,773	1,711
Asurion LLC 1st Lien
5.500%, 06/10/18	955	893
0.000%, 06/10/18 (F)	500	478
Asurion LLC 2nd Lien
9.000%, 05/20/19	3,600	3,444
Attachmate WRQ Term Loan B
6.500%, 02/25/17	1,750	1,673
Awas Finance
7.750%, 05/30/16	2,914	2,805
Boston Generating
11.250%, 12/20/16 (B)	185	—
8.500%, 06/20/14	644	19
Brock Holdings III 2nd Lien
10.000%, 03/16/18	460	419
Central Parking
2.400%, 05/22/14	616	515
Central Parking 1st Lien Term Loan
2.625%, 05/22/14	1,701	1,420
Claire’s Stores
3.003%, 05/29/14	135	117
2.996%, 05/29/14	643	559
Cristal Inorganic Chemicals US
5.996%, 11/15/14	2,500	2,419
CTV TLB
0.000%, 12/27/14 (F)	695	667
First Data
2.967%, 09/24/14	1,662	1,461
First Data Dollar Term Loan
4.217%, 03/24/18	1,504	1,259
Gambro Aktiebolag
4.960%, 12/05/15	665	658

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.460%, 06/06/16	$644	$637
Georgia Pacific
2.323%, 12/20/12	162	161
Guitar Center Extended Term Loan
5.500%, 04/09/17	3,086	2,643
Harbinger
10.000%, 01/28/12	5,128	5,128
Harrah’s Operating
9.500%, 10/31/16	2,955	2,948
3.253%, 01/28/15	1,557	1,341
3.246%, 01/28/15	11	9
Inc Research
7.000%, 07/12/18	1,115	1,051
Ineos US Finance LLC
8.001%, 12/16/14	1,038	1,045
7.501%, 12/16/13	907	909
Infor Global Enterprise Solutions
6.471%, 03/02/14	210	162
Infor Global Enterprise Solutions Tranche 1
6.471%, 03/02/14	1,073	830
Infor Global Solutions
8.230%, 08/29/14	4,844	2,761
Infor Global Solutions Intermediate Holdings
6.471%, 03/02/14	2,217	1,713
Intelsat Jackson Holdings
2.750%, 02/01/14	2,400	2,148
Kalispel Tribal Economic Authority
5.936%, 01/31/17	3,300	3,036
Lawson Software
6.750%, 07/05/17	1,000	928
Level 3 Financing Bridge Loan
0.000%, 04/21/12 (J)	1,150	—
Medical Card Term Loan
12.000%, 09/15/15	2,052	1,950
Merrill Communications LLC
7.500%, 12/24/12	1,400	1,353
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	325	—
MGM Mirage
7.000%, 02/21/14	1,489	1,419
NCO Group
8.000%, 05/15/13	2,711	2,638
Nelson Education
2.746%, 07/05/14	1,500	1,187
Nuveen Investments
12.500%, 07/31/15	1,110	1,146
Obsidian Natural Gas Trust
7.000%, 11/02/15	2,437	2,413
PQ
6.730%, 06/14/14	1,450	1,315
Realogy
13.500%, 10/15/17	1,140	1,129
4.522%, 10/10/13	850	750
Rite Aid Lien 1
4.500%, 02/17/18	2,430	2,248
Shield Finance
7.750%, 06/15/16	2,910	2,874

13	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

Simmons Holdco, Unsecured Term Loan (Escrow)
0.000%, 02/15/12 (F)	$1,697	$—
SpringLeaf Financial
5.500%, 04/28/17	2,170	2,010
Summit Material
6.500%, 12/03/15	1,791	1,697
Sun Healthcare
7.500%, 09/23/16	2,972	2,681
Targa Resources
3.323%, 02/09/15	785	785
3.253%, 02/09/15	770	770
Telx Group Term Loan
6.500%, 06/17/15	990	963
Texas Competitive Electric
3.731%, 10/10/14	7	5
Texas Competitive Electric Holdings Extended Term Loan
4.772%, 10/10/17	1,065	782
4.705%, 10/10/17	1,001	736
Texas Competitive Electric Holdings Term Loan
3.706%, 10/10/14	6,376	4,846
Tronox
7.000%, 10/14/15	1,701	1,682
Vertafore
9.750%, 10/27/17	545	525
Walter Investment Management
7.750%, 06/16/17	3,500	3,366
Wide Open West Finance
6.460%, 06/27/15	3,292	2,996
Zuffa
7.500%, 06/19/15	1,769	1,707

Total Loan Participations (Cost $98,550) ($ Thousands)		95,806

MUNICIPAL BONDS — 0.6%
California State, Tobacco Securitization
5.750%, 06/01/47	2,780	1,961
5.125%, 06/01/47	2,255	1,446
4.500%, 06/01/27	455	353
New Jersey State, Tobacco Settlement, Ser 1A
4.750%, 06/01/34	2,520	1,656
Ohio State, Tobacco Settlement
5.375%, 06/01/24	260	208
Ohio State, Tobacco Settlement Callable 06/01/17 @ 100
5.125%, 06/01/24	765	596
Tobacco Settlement, Ser 1A
5.000%, 06/01/41	6,280	4,148

Total Municipal Bonds (Cost $9,971) ($ Thousands)		10,368

AUCTION RATE PREFERRED SECURITIES — 0.5%
BlackRock Municipal Income Quality Trust (C)	14,500	1,363
BlackRock Municipal Income Trust (C)	27,000	2,538

Description	Shares / Face Amount ($ Thousands)	Market Value ($ Thousands)

BlackRock MuniVest Fund II (C)	9,250	$869
Invesco Insured Municipal Income Trust	25,000	2,150
Invesco Van Kampen Senior Income Trust	25,000	2,225

Total Auction Rate Preferred Securities (Cost $8,692) ($ Thousands)		9,145

CONVERTIBLE BONDS — 0.3%
Hologic CV to 25.9110
2.000%, 12/15/37	$965	914
Liberty Media LLC CV to 16.7764
3.750%, 02/15/30	3,680	2,006
Liberty Media LLC CV to 22.94686
4.000%, 11/15/29	2,025	1,144
Mirant CV to 14.7167
0.000%, 06/15/21	1,950	4
Nortel Networks CV to 31.25
2.125%, 04/15/14 (B)	2,070	2,067
Vector Group CV to 48.8281
12.921%, 06/15/26 (C)	369	441

Total Convertible Bonds (Cost $6,513) ($ Thousands)		6,576

PREFERRED STOCK — 0.3%
Ally Financial
7.00% (A) (C)	39,615	4,234
Dana Holding
4.00% (A)	5,754	648
General Motors CV to 1.2626,
4.75%	5,875	234
GMAC Capital Trust I
8.13% (C)	49,000	1,046

Total Preferred Stock (Cost $6,184) ($ Thousands)		6,162

ASSET-BACKED SECURITIES — 0.3%

Other Asset-Backed Securities — 0.3%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.757%, 03/15/19 (C)	2,222	1,422
Cajun Global LLC, Ser 2011-1A, Cl A2
5.955%, 02/20/41 (A)	1,575	1,630
Equinox Funding, Ser 2000-1A, Cl A
0.887%, 11/15/12 (A) (C)	3,533	3,436

Total Asset-Backed Securities (Cost $6,411) ($ Thousands)		6,488

COMMON STOCK — 0.2%
Aventine Renewable Energy Holdings* (A)	63,252	506
Core-Mark Holding*	691	24
Dana Holdings*	67,821	865
Delta Air Lines*	2,073	16
Dex One*	42,145	60
LyondellBasell Industries, Cl A	40,129	1,391

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Neenah Enterprises (G) (H)*	21,556	$97
United Continental Holdings*	21	—
VSS AHC, Cl A (G) (H) (I)*	43,496	519

Total Common Stock (Cost $5,190) ($ Thousands)		3,478

	Number of Warrants

WARRANTS — 0.0%
Alion Science & Technology, Expires 03/15/17*	2,025	—

Total Warrants (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% †**	79,584,369	79,584

Total Cash Equivalent (Cost $79,584) ($ Thousands)		79,584

Total Investments — 98.8% (Cost $1,847,532) ($ Thousands)††		$1,831,099

15	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

A summary of outstanding swap agreements held by the Fund at August 31, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	CDX.NA.HY.13-V2 Index	BUY	5.00	12/20/14	14,058	$(843)
Barclays Bank PLC	CDX.NA.HY.15 Index	BUY	5.00	12/20/15	13,000	551

						$(292)

Percentages are based on a Net Assets of $1,853,343 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2011. The date reported on the Schedule of Investments is the final maturity date.

(D)	The rate is the effective yield at time of purchase.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2011. The coupon on a step bond changes on a specified date.

(F)	Unsettled bank loan. Interest rate not available.

(G)	Securities considered illiquid. The total value of such securities as of August 31, 2011 was $2,690 ($ Thousands) and represented 0.15% of Net Assets.

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2011 was $2,690 ($ Thousands) and represented 0.15% of Net Assets.

(I)	Securities considered restricted. The total value of such securities as of August 31, 2011 was $581 ($ Thousands) and represented 0.03% of Net Assets.

(J)	Unfunded Bank Loan.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $1,847,532 ($ Thousands), and the unrealized appreciation and depreciation were $63,298 ($ Thousands) and $(79,731) ($ Thousands) respectively.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O.

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,472,247	$13,872	$1,486,119
Collateralized Debt
Obligations	—	—	127,373	127,373
Loan Participations	—	76,960	18,846	95,806
Municipal Bonds	—	10,368	—	10,368
Auction Rate Preferred
Securities	—	—	9,145	9,145
Convertible Bonds	—	6,572	4	6,576
Preferred Stock	882	5,280	—	6,162
Asset-Backed Securities	—	1,422	5,066	6,488
Common Stock	2,356	506	616	3,478
Warrant	—	—	—	—
Cash Equivalent	79,584	—	—	79,584

Total Investments in Securities	$82,822	$1,573,355	$174,922	$1,831,099

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(292)	$—	$(292)

Total Other Financial Instruments	$—	$(292)	$—	$(292)

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2011

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations
Beginning balance as of June 1, 2011	$15,193	$122,852
Accrued discounts/premiums	15	699
Realized gain/(loss)	(213)	1,671
Change in unrealized appreciation/(depreciation)	24	(8,636)
Purchases	5,313	33,180
Sales	(4,777)	(22,393)
Net transfer into Level 3	249	—
Net transfer out of Level 3	(1,932)	—

Ending balance as of August 31, 2011	$13,872	$127,373

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$(582)	$(7,558)

	Investments in Loan Participations	Investments in Auction Rate Preferred Securities
Beginning balance as of June 1, 2011	$18,592	$10,075
Accrued discounts/premiums	3	—
Realized gain/(loss)	14	199
Change in unrealized appreciation/(depreciation)	(593)	46
Purchases	370	—
Sales	(4,848)	(1,175)
Net transfer into Level 3	5,308	—
Net transfer out of Level 3	—	—

Ending balance as of August 31, 2011	$18,846	$9,145

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$(918)	$128

	Investments in Convertible Bonds	Investments in Asset-Backed Securities
Beginning balance as of June 1, 2011	$4	$5,066
Accrued discounts/premiums	—	17
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	(4)
Purchases	—	—
Sales	—	(13)
Net transfer into Level 3	—	—
Net transfer out of Level 3	—	—

Ending balance as of August 31, 2011	$4	$5,066

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—	$13

	Investments in Common Stock
Beginning balance as of June 1, 2011	$860
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Net transfer into Level 3	—
Net transfer out of Level 3	(244)

Ending balance as of August 31, 2011	$616

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2011, the transfer out of Level 3 were due to changes in the availability of observable inputs used to determine fair value.

Restricted Securities — At August 31, 2011, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2011 are as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Aventin Escrow	2,600	11/30/10	11/30/10	$—	$62	0.00%
VSS AHC, Cl A	43	9/25/09	9/25/09	551	519	0.03%

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

17	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 65.4%

Consumer Discretionary — 8.1%
Comcast
6.550%, 07/01/39	$2,535	$2,899
6.450%, 03/15/37	14,015	15,575
6.400%, 05/15/38	5,916	6,609
6.400%, 03/01/40	4,389	4,987
Comcast Cable Communications Holdings
9.455%, 11/15/22	5,200	7,625
COX Communications
8.375%, 03/01/39 (A)	5,175	7,064
6.950%, 06/01/38 (A)	4,883	5,811
CVS Caremark
6.125%, 09/15/39	15,205	16,664
5.750%, 05/15/41	6,225	6,495
CVS Pass-Through Trust
8.353%, 07/10/31 (A)	5,143	6,568
DIRECTV Holdings
6.375%, 03/01/41	1,105	1,224
6.000%, 08/15/40	7,870	8,291
Historic TW
6.625%, 05/15/29	3,995	4,541
Home Depot
5.950%, 04/01/41	9,671	10,599
5.875%, 12/16/36	875	954
5.400%, 09/15/40	3,842	3,914
Lowe’s
7.110%, 05/15/37	1,402	1,751
5.800%, 04/15/40	2,311	2,508
McDonald’s MTN
6.300%, 03/01/38	6,145	7,699
NBCUniversal Media LLC
6.400%, 04/30/40	3,025	3,428
5.950%, 04/01/41	13,301	13,984
4.375%, 04/01/21	4,450	4,567
News America
8.150%, 10/17/36	2,355	2,910
7.850%, 03/01/39	6,275	7,396
7.430%, 10/01/26	1,450	1,671
6.900%, 08/15/39	2,775	3,143
6.750%, 01/09/38	2,260	2,456
6.650%, 11/15/37	8,620	9,327
6.200%, 12/15/34	135	142
6.150%, 03/01/37	1,945	2,037
6.150%, 02/15/41	5,170	5,407
TCI Communications
7.875%, 02/15/26	635	858
Time Warner
7.700%, 05/01/32	3,573	4,422
7.625%, 04/15/31	14,455	17,767
7.570%, 02/01/24	295	380
6.250%, 03/29/41	8,600	9,546
6.100%, 07/15/40	4,060	4,383
Time Warner Cable
8.750%, 02/14/19	6,730	8,721
8.250%, 04/01/19	3,075	3,894
7.300%, 07/01/38	1,867	2,210
6.750%, 06/15/39	3,830	4,298
5.875%, 11/15/40	6,685	6,994
Time Warner Entertainment
8.375%, 07/15/33	5,700	7,333

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wal-Mart Stores
6.200%, 04/15/38	$2,550	$3,073
5.625%, 04/01/40	9,817	11,080
5.625%, 04/15/41	9,140	10,399
5.000%, 10/25/40	2,540	2,655
Yum! Brands
6.875%, 11/15/37	3,825	4,597

		280,856

Consumer Staples — 3.7%
Altria Group
10.200%, 02/06/39	8,780	12,771
4.750%, 05/05/21	2,260	2,349
Anheuser-Busch
6.450%, 09/01/37	3,420	4,222
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39	4,430	6,467
6.875%, 11/15/19	6,000	7,682
6.375%, 01/15/40	6,975	8,676
Diageo Capital
5.875%, 09/30/36	1,268	1,441
General Mills
5.400%, 06/15/40	1,090	1,205
HJ Heinz Finance
7.125%, 08/01/39 (A)	7,270	9,483
Kellogg
4.000%, 12/15/20	8,550	9,017
Kraft Foods
7.000%, 08/11/37	70	85
6.875%, 02/01/38	15,985	19,044
6.500%, 02/09/40	10,280	11,975
Kroger
6.900%, 04/15/38	120	147
Massachusetts Institute of Technology
5.600%, 07/01/11 (2111)	4,700	5,662
PepsiCo
5.500%, 01/15/40	4,215	4,832
Philip Morris International
6.375%, 05/16/38	1,815	2,190
President and Fellows of Harvard College
5.625%, 10/01/38	5,015	5,999
Procter & Gamble
8.000%, 09/01/24	3,000	4,399
Ralcorp Holdings
6.625%, 08/15/39	6,030	5,918
Safeway, Ser 2001
7.250%, 02/01/31	80	94
Sara Lee
4.100%, 09/15/20	1,235	1,229
University of Southern California
5.250%, 10/01/11 (2111)	3,295	3,282

		128,169

Energy — 7.5%
Apache
6.000%, 01/15/37	60	71
5.250%, 02/01/42	10	11
5.100%, 09/01/40	3,090	3,309
BG Energy Capital
4.000%, 12/09/20 (A)	3,415	3,599

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Canadian Natural Resources
6.750%, 02/01/39	$2,360	$2,785
6.250%, 03/15/38	3,000	3,487
Cenovus Energy
6.750%, 11/15/39	4,515	5,353
CenterPoint Energy Resources
6.250%, 02/01/37	1,525	1,744
ConocoPhillips
6.500%, 02/01/39	18,475	23,323
5.900%, 05/15/38	6,380	7,426
Devon Energy
5.600%, 07/15/41	5,795	6,240
Diamond Offshore Drilling
5.700%, 10/15/39	828	869
El Paso Pipeline Partners Operating LLC
7.500%, 11/15/40	5,575	6,570
Encana
6.500%, 02/01/38	6,140	6,876
ENI
5.700%, 10/01/40 (A)	5,550	5,455
Enterprise Products Operating LLC
7.550%, 04/15/38	100	120
5.700%, 02/15/42	11,657	11,787
EQT
8.125%, 06/01/19	8,455	10,425
Hess
7.875%, 10/01/29	5,113	6,601
7.300%, 08/15/31	160	198
6.000%, 01/15/40	4,704	5,145
5.600%, 02/15/41	4,865	5,027
Husky Energy
7.250%, 12/15/19	4,000	4,886
Kinder Morgan Energy Partners
6.375%, 03/01/41	5,675	6,031
Marathon Oil
6.600%, 10/01/37	6,185	7,180
Marathon Petroleum
6.500%, 03/01/41 (A)	6,423	6,984
Motiva Enterprises LLC
6.850%, 01/15/40 (A)	5,685	7,266
Noble Energy
6.000%, 03/01/41	110	119
Noble Holding International
6.200%, 08/01/40	2,810	3,158
Occidental Petroleum
3.125%, 02/15/22	1,315	1,310
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,600	2,033
7.000%, 06/15/18	700	850
Petrobras International Finance
6.875%, 01/20/40	5,360	6,146
6.750%, 01/27/41	310	350
Petro-Canada
6.800%, 05/15/38	3,725	4,373
Petroleos Mexicanos
6.500%, 06/02/41 (A)	1,750	1,885
5.500%, 01/21/21 (A)	615	669
Shell International Finance
5.500%, 03/25/40	10,436	12,080
Southern Natural Gas
7.350%, 02/15/31	870	1,058

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spectra Energy Capital LLC
7.500%, 09/15/38	$1,913	$2,474
6.750%, 02/15/32	3,000	3,464
Statoil
5.100%, 08/17/40	6,300	6,851
Suncor Energy
6.850%, 06/01/39	3,675	4,304
6.500%, 06/15/38	5,675	6,532
Talisman Energy
7.250%, 10/15/27	3,325	3,976
Tennessee Gas Pipeline
8.375%, 06/15/32	2,655	3,484
Texas Eastern Transmission
7.000%, 07/15/32	60	75
TransCanada PipeLines
7.625%, 01/15/39	2,500	3,333
7.250%, 08/15/38	3,100	4,047
6.100%, 06/01/40	7,875	9,292
Valero Energy
10.500%, 03/15/39	4,129	5,948
6.625%, 06/15/37	3,220	3,458
6.125%, 02/01/20	3,007	3,350
Williams
8.750%, 03/15/32	222	288
7.875%, 09/01/21	2,592	3,261
7.750%, 06/15/31	2,939	3,521
XTO Energy
6.100%, 04/01/36	8,315	10,616

		261,073

Financials — 23.9%
ABB Treasury Center USA
4.000%, 06/15/21 (A)	6,030	6,167
ACE INA Holdings
6.700%, 05/15/36	4,677	5,578
Aflac
6.900%, 12/17/39	8,565	8,592
6.450%, 08/15/40	2,510	2,454
Alta Wind Holdings
7.000%, 06/30/35 (A)	4,815	5,441
American Express
8.150%, 03/19/38	3,910	5,609
8.125%, 05/20/19	4,340	5,577
7.000%, 03/19/18	1,840	2,191
Assurant
6.750%, 02/15/34	4,465	4,610
BAC Capital Trust XV
1.054%, 06/01/56 (B)	8,000	4,624
Bank of America
6.500%, 09/15/37	2,700	2,502
6.000%, 10/15/36	600	565
5.750%, 12/01/17	5,750	5,977
5.650%, 05/01/18	20,415	20,833
5.000%, 05/13/21	5,570	5,452
Bank of America, Ser A
8.070%, 12/31/26 (A)	5,095	5,070
Bank One Capital III
8.750%, 09/01/30	3,550	4,565
Barclays Bank
5.125%, 01/08/20	9,000	9,063
Bear Stearns
7.250%, 02/01/18	5,468	6,456
6.400%, 10/02/17	9,175	10,515

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Berkshire Hathaway
3.750%, 08/15/21	$5,000	$5,117
Blackstone Holdings Finance LLC
6.625%, 08/15/19 (A)	7,974	8,859
BRE Properties
5.500%, 03/15/17 ‡	750	830
Camden Property Trust
4.625%, 06/15/21 ‡	3,425	3,487
Capital One Capital VI
8.875%, 05/15/40	4,000	4,053
CDP Financial
5.600%, 11/25/39 (A)	17,815	20,449
Chase Capital II
0.754%, 02/01/27 (B)	4,984	3,946
Chase Capital VI
0.879%, 08/01/28 (B)	2,695	2,142
Chubb
6.500%, 05/15/38	10,240	12,003
Citigroup
8.125%, 07/15/39	7,110	8,563
6.875%, 03/05/38	25,922	27,542
6.875%, 02/15/98	1,765	1,671
5.875%, 05/29/37	6,551	6,280
5.500%, 02/15/17	9,005	9,173
5.375%, 08/09/20	3,050	3,237
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	4,250	4,551
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.800%, 09/30/10 (A)	12,855	13,257
5.250%, 05/24/41	140	148
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B)	3,195	2,428
Discover Bank
8.700%, 11/18/19	6,275	7,394
7.000%, 04/15/20	1,250	1,360
ERP Operating
5.750%, 06/15/17 ‡	3,000	3,391
Farmers Exchange Capital
7.050%, 07/15/28 (A)	17,515	17,944
First Union
7.575%, 08/01/26	4,920	5,907
FleetBoston Financial
6.875%, 01/15/28	3,250	3,188
FMR
6.500%, 12/14/40 (A)	1,000	1,058
General Electric Capital MTN
6.875%, 01/10/39	35,685	41,056
6.150%, 08/07/37	9,205	9,605
5.875%, 01/14/38	20,178	20,563
5.300%, 02/11/21	880	937
4.375%, 09/16/20	2,315	2,359
Goldman Sachs Group
7.500%, 02/15/19	251	287
6.750%, 10/01/37	32,795	31,130
6.450%, 05/01/36	350	325
6.250%, 02/01/41	21,438	21,088
6.150%, 04/01/18	155	166
0.449%, 02/06/12 (B)	5,000	4,996
Guardian Life Insurance of America
7.375%, 09/30/39 (A)	10,635	13,074

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hartford Financial Services Group
6.100%, 10/01/41	$4,400	$3,995
HBOS MTN
6.750%, 05/21/18 (A)	3,700	3,423
HCP
6.750%, 02/01/41 ‡	6,175	6,275
6.700%, 01/30/18 ‡	2,295	2,543
6.300%, 09/15/16 ‡	2,195	2,409
Health Care
6.500%, 03/15/41 ‡	8,360	8,122
4.950%, 01/15/21 ‡	5,750	5,632
Healthcare Realty Trust
5.750%, 01/15/21 ‡	1,275	1,287
HSBC Holdings
6.800%, 06/01/38	1,600	1,645
6.500%, 09/15/37	11,285	11,266
5.100%, 04/05/21	5,500	5,900
International Lease Finance
7.125%, 09/01/18 (A)	1,500	1,515
6.750%, 09/01/16 (A)	3,700	3,737
Jefferies Group
8.500%, 07/15/19	2,650	3,198
6.875%, 04/15/21	1,768	1,977
6.250%, 01/15/36	160	156
JPMorgan Chase
6.400%, 05/15/38	7,884	8,903
6.300%, 04/23/19	3,775	4,362
6.000%, 01/15/18	2,671	2,982
5.600%, 07/15/41	11,915	12,278
JPMorgan Chase Bank
6.000%, 10/01/17	4,170	4,674
JPMorgan Chase Capital XXV
6.800%, 10/01/37	220	220
JPMorgan Chase Capital XXVII
7.000%, 11/01/39	850	851
KKR Group Finance
6.375%, 09/29/20 (A)	4,670	4,969
Lloyds TSB Bank
6.375%, 01/21/21	4,000	4,173
Macquarie Bank MTN
6.625%, 04/07/21 (A)	9,025	8,871
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	12,320	18,029
Merrill Lynch
8.950%, 05/18/17 (B)	1,340	1,493
8.680%, 05/02/17 (B)	1,305	1,441
7.750%, 05/14/38	3,910	3,899
6.110%, 01/29/37	5,925	4,953
MetLife
7.717%, 02/15/19	3,000	3,685
6.400%, 12/15/36	3,290	2,995
5.875%, 02/06/41	2,660	2,836
Metropolitan Life Insurance
7.800%, 11/01/25 (A)	4,700	5,699
Morgan Stanley MTN
7.300%, 05/13/19	6,445	7,198
7.250%, 04/01/32	20	22
6.625%, 04/01/18	15,560	16,673
5.625%, 09/23/19	15,625	15,882
5.500%, 01/26/20	5,798	5,752
NASDAQ OMX Group
5.550%, 01/15/20	5,442	5,478

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Australia Bank MTN
4.375%, 12/10/20 (A)	$5,690	$5,800
Nationwide Mutual Insurance
6.600%, 04/15/34 (A)	5,426	5,052
New York Life Insurance
6.750%, 11/15/39 (A)	15,100	17,853
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (A)	7,275	8,003
PNC Funding
5.125%, 02/08/20	8,475	9,361
Power Receivables Finance
6.290%, 01/01/12 (A)	191	191
Prudential Financial MTN
6.625%, 06/21/40	1,000	1,079
5.700%, 12/14/36	4,845	4,704
Prudential Holdings LLC
8.695%, 12/18/23 (A)	8,646	11,331
Prudential Insurance of America
8.300%, 07/01/25 (A)	5,500	6,931
Raymond James Financial
8.600%, 08/15/19	1,655	2,028
Reckson Operating Partnership
5.000%, 08/15/18 ‡	4,000	3,907
Security Benefit Life
7.450%, 10/01/33 (A)	6,575	6,228
Simon Property Group
10.350%, 04/01/19 ‡	1,995	2,749
6.750%, 02/01/40 ‡	8,848	9,993
State Street
7.350%, 06/15/26	6,155	7,802
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	11,385	13,533
Travelers
5.350%, 11/01/40	7,220	7,248
Ventas Realty
4.750%, 06/01/21 ‡	4,000	3,858
Wachovia
6.605%, 10/01/25	3,100	3,517
0.593%, 10/28/15 (B)	1,590	1,499
Wachovia Bank
6.600%, 01/15/38	10,080	11,500
5.850%, 02/01/37	5,420	5,592
Wachovia, Ser 2005-
5.500%, 08/01/35	160	158
WEA Finance LLC
7.125%, 04/15/18 (A)	4,513	5,191
6.750%, 09/02/19 (A)	4,775	5,414
Wells Fargo MTN
4.600%, 04/01/21	3,975	4,288
Westpac Banking
4.875%, 11/19/19	5,035	5,297
ZFS Finance USA Trust I
5.875%, 05/09/32 (A) (B)	4,250	3,998
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	3,650	3,577

		834,485

Health Care — 4.3%
Abbott Laboratories
6.150%, 11/30/37	80	98
5.300%, 05/27/40	3,597	3,939

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aetna
6.750%, 12/15/37	$2,825	$3,475
Amgen
6.400%, 02/01/39	3,835	4,597
5.750%, 03/15/40	5,055	5,609
5.650%, 06/15/42	4,360	4,771
4.100%, 06/15/21	1,100	1,158
AstraZeneca
6.450%, 09/15/37	5,500	6,895
Baxter International
6.250%, 12/01/37	200	249
Boston Scientific
7.375%, 01/15/40	3,910	4,654
6.000%, 01/15/20	1,275	1,410
Bristol-Myers Squibb
6.125%, 05/01/38	6	7
Celgene
5.700%, 10/15/40	5,625	5,937
GlaxoSmithKline Capital
6.375%, 05/15/38	4,780	5,945
Highmark
6.125%, 05/15/41 (A)	3,405	3,519
4.750%, 05/15/21 (A)	1,330	1,354
McKesson
6.000%, 03/01/41	30	35
Mead Johnson Nutrition
5.900%, 11/01/39	5,350	5,966
Merck
5.850%, 06/30/39	7,370	8,803
Pfizer
7.200%, 03/15/39	11,135	15,060
Roche Holdings
7.000%, 03/01/39 (A)	15,437	20,239
Thermo Fisher Scientific
4.500%, 03/01/21	2,865	3,102
UnitedHealth Group
6.875%, 02/15/38	260	319
6.625%, 11/15/37	8,855	10,558
6.500%, 06/15/37	4,100	4,836
5.950%, 02/15/41	20	22
5.800%, 03/15/36	5,000	5,360
Wellpoint
6.375%, 06/15/37	1,860	2,203
5.800%, 08/15/40	1,600	1,778
Wyeth
6.000%, 02/15/36	4,715	5,469
5.950%, 04/01/37	10,800	12,455

		149,822

Industrials — 4.0%
BAA Funding
4.875%, 07/15/21 (A)	5,570	5,607
Boeing
6.875%, 03/15/39	200	260
5.875%, 02/15/40	5,085	6,041
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	2,228	2,950
6.200%, 08/15/36	5,100	5,829
5.650%, 05/01/17	2,830	3,297
Canadian National Railway
6.900%, 07/15/28	1,000	1,274
Caterpillar
5.200%, 05/27/41	8,855	9,511

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines
9.000%, 07/08/16	$5,951	$6,427
5.983%, 04/19/22	11,837	12,014
Delta Air Lines
7.750%, 12/17/19	1,370	1,439
Delta Air Lines 2010-1, Cl A Pass-Through Trust
6.200%, 07/02/18	1,387	1,428
Delta Air Lines, Ser 2010-2, Cl A Pass-Through Trust
4.950%, 05/23/19	2,292	2,218
Lockheed Martin
5.720%, 06/01/40	2,332	2,551
5.500%, 11/15/39	7,145	7,633
Meccanica Holdings USA
7.375%, 07/15/39 (A)	3,570	3,307
6.250%, 01/15/40 (A)	4,315	3,545
Norfolk Southern
6.000%, 03/15/05	5,503	6,008
6.000%, 05/23/11	7,789	8,382
5.900%, 06/15/19 (2111)	4,395	5,280
Raytheon
4.875%, 10/15/40	2,920	2,885
Republic Services
6.200%, 03/01/40	90	100
5.700%, 05/15/41	60	62
Union Pacific
6.625%, 02/01/29	1,941	2,402
6.125%, 02/15/20	2,000	2,390
5.780%, 07/15/40	5,134	5,639
4.750%, 09/15/41	4,600	4,539
United Parcel Service
6.200%, 01/15/38	2,948	3,694
United Technologies
5.700%, 04/15/40	8,890	10,245
US Airways 2011-1, Cl A Pass-Through Trust
7.125%, 10/22/23	2,000	1,930
Waste Management
7.000%, 07/15/28	60	73
6.125%, 11/30/39	3,590	4,008
4.600%, 03/01/21	4,280	4,625

		137,593

Information Technology — 2.4%
Applied Materials
5.850%, 06/15/41	6,637	7,156
Cisco Systems
5.900%, 02/15/39	2,450	2,776
5.500%, 01/15/40	14,230	15,523
Energizer Holdings
4.700%, 05/19/21 (A)	3,825	4,032
Fiserv
4.750%, 06/15/21	2,090	2,186
4.625%, 10/01/20	720	753
International Business Machines
6.220%, 08/01/27	3,345	4,104
5.600%, 11/30/39	5,145	5,996
Juniper Networks
5.950%, 03/15/41	9,100	9,459
Microsoft
5.300%, 02/08/41	7,300	8,348

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oracle
6.500%, 04/15/38	$6,200	$7,716
6.125%, 07/08/39	6,290	7,592
5.375%, 07/15/40 (A)	8,735	9,597

		85,238

Materials — 0.5%
ArcelorMittal
7.000%, 10/15/39	8,055	7,792
6.750%, 03/01/41	2,025	1,933
Southern Copper
7.500%, 07/27/35	4,999	5,685
6.750%, 04/16/40	90	95
Teck Resources
6.250%, 07/15/41	3,085	3,270

		18,775

Telecommunication Services — 3.0%
AT&T
6.550%, 02/15/39	6,075	7,027
6.500%, 09/01/37	1,000	1,146
6.400%, 05/15/38	500	563
6.300%, 01/15/38	14,140	15,825
5.550%, 08/15/41	15,900	16,757
5.350%, 09/01/40	4,406	4,489
Bellsouth Capital Funding
7.120%, 07/15/97	3,928	4,527
BellSouth Telecommunications
7.000%, 12/01/95	4,567	5,133
British Telecommunications
9.875%, 12/15/30 (C)	3,350	4,889
Corning
5.750%, 08/15/40	30	32
Deutsche Telekom International Finance BV
8.750%, 06/15/30	110	149
Koninklijke KPN
8.375%, 10/01/30	80	104
Telecom Italia Capital
7.721%, 06/04/38	4,520	4,394
7.200%, 07/18/36	2,900	2,673
6.000%, 09/30/34	5,425	4,400
Telefonica Emisiones
7.045%, 06/20/36	5,420	5,402
Verizon Communications
7.350%, 04/01/39	5,660	7,260
6.900%, 04/15/38	10	12
6.400%, 02/15/38	8,933	10,523
6.000%, 04/01/41	6,590	7,542
4.600%, 04/01/21	1,100	1,198

		104,045

Utilities — 8.0%
AGL Capital
5.875%, 03/15/41	3,700	4,277
American Transmission Systems
5.250%, 01/15/22 (A)	1,135	1,203
Arizona Public Service
8.750%, 03/01/19	2,705	3,566
5.050%, 09/01/41	4,150	4,042
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	773	800

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consolidated Edison of New York
6.750%, 04/01/38	$2,470	$3,223
6.300%, 08/15/37	1,440	1,778
6.200%, 06/15/36	2,225	2,720
5.500%, 12/01/39	2,165	2,426
Coso Geothermal Power Holdings
7.000%, 07/15/26 (A)	2,856	2,227
Dominion Resources
5.250%, 08/01/33	2,500	2,849
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	5,853
5.300%, 02/15/40	5,585	6,227
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/41 (A)	3,007	3,414
Enel Finance International
6.000%, 10/07/39 (A)	4,155	3,591
Entergy Louisiana LLC
4.800%, 05/01/21	7,200	7,887
Entergy Texas
7.125%, 02/01/19	1,725	2,096
Exelon
5.625%, 06/15/35	80	82
Exelon Generation LLC
6.250%, 10/01/39	4,480	4,874
5.750%, 10/01/41	11,121	11,324
FirstEnergy, Ser C
7.375%, 11/15/31	6,355	7,391
Florida Power & Light
5.960%, 04/01/39	3,225	3,980
5.400%, 09/01/35	710	806
Georgia Power
5.950%, 02/01/39	3,850	4,539
5.400%, 06/01/40	11,410	12,521
Iberdrola Finance Ireland
5.000%, 09/11/19 (A)	3,700	3,612
Kansas City Power & Light
7.150%, 04/01/19	10,930	13,711
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	6,363
KeySpan Gas East
5.819%, 04/01/41 (A)	9,585	10,915
Midamerican Energy Holdings
6.500%, 09/15/37	17,955	21,634
6.125%, 04/01/36	1,555	1,800
NextEra Energy Capital Holdings
6.000%, 03/01/19	4,000	4,634
4.500%, 06/01/21	4,350	4,552
Nisource Finance
6.250%, 12/15/40	5,180	5,715
6.125%, 03/01/22	1,767	2,050
5.950%, 06/15/41	4,000	4,093
Oncor Electric Delivery
7.500%, 09/01/38	3,200	4,306
Oncor Electric Delivery LLC
5.250%, 09/30/40	4,975	5,265
Pacific Gas & Electric
6.250%, 03/01/39	4,500	5,394
6.050%, 03/01/34	4,110	4,736
5.800%, 03/01/37	3,051	3,437
PacifiCorp
5.750%, 04/01/37	615	707

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pennsylvania Electric
6.150%, 10/01/38	$5,420	$6,101
Progress Energy
7.050%, 03/15/19	4,500	5,593
Public Service of Colorado
4.750%, 08/15/41	2,400	2,509
San Diego Gas & Electric
5.350%, 05/15/40	1,350	1,552
Sempra Energy
6.000%, 10/15/39	3,720	4,264
Southern California Edison
6.050%, 03/15/39	7,050	8,735
Southern Union
8.250%, 11/15/29	3,075	3,786
Southwestern Electric Power
6.450%, 01/15/19	3,663	4,379
6.200%, 03/15/40	6,680	7,377
Tennessee Valley Authority
5.880%, 04/01/36	10,425	13,106
5.250%, 09/15/39	260	306
4.625%, 09/15/60	2,125	2,301
Texas-New Mexico Power
9.500%, 04/01/19 (A)	6,782	9,081
Union Electric
8.450%, 03/15/39	3,000	4,617

		280,327

Total Corporate Obligations (Cost $2,078,162) ($ Thousands)		2,280,383

MUNICIPAL BONDS — 4.7%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	5,395	6,261
City of Gainesville, Build America Project, RB
6.024%, 10/01/40	3,350	3,584
City of New York, Build America Project, GO
Callable 10/01/20 @ 100
5.817%, 10/01/31	2,950	3,079
City of New York, New York, GO
Callable 12/01/20 @ 100
6.646%, 12/01/31	2,200	2,435
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/44	7,528	8,572
Dallas, Independent School District, Build America Project, GO, PSF-GTD
Callable 02/15/21 @ 100
6.450%, 02/15/35	3,415	3,911
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/40	6,605	7,576
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/45	3,300	3,984
6.008%, 07/01/39	5,000	5,545

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/31	$3,795	$4,322
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/41	4,765	6,016
New York City, Municipal Water Finance Authority, Build America Project, RB
5.882%, 06/15/44	1,500	1,764
5.724%, 06/15/42	1,250	1,430
5.440%, 06/15/43	3,540	3,885
New York City, Municipal Water Finance Authority, Build America Project, RB
Callable 06/15/20 @ 100
6.491%, 06/15/42	6,630	7,186
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/38	2,195	2,418
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/30	3,295	3,592
North Texas, Tollway Authority, RB
6.718%, 01/01/49	6,762	7,911
Ohio State University, Build America Project, RB
4.910%, 06/01/40	4,470	4,612
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	3,675	3,991
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/49	4,550	5,378
Santa Clara, Valley Transportation Authority, Build America Project, RB
5.876%, 04/01/32	2,580	2,950
State of California, Build America Project, Build America Project, GO
7.550%, 04/01/39	11,735	14,087
7.300%, 10/01/39	2,100	2,439
State of California, GO
7.600%, 11/01/40	1,170	1,418
State of Illinois, Build America Project, GO
7.350%, 07/01/35	1,145	1,248
6.630%, 02/01/35	3,275	3,326
5.100%, 06/01/33	14,455	12,586
State of New York, Build America Project, RB
5.770%, 03/15/39	6,825	7,620
State of Texas, Transportation Communication Authority, Ser B, RB
5.178%, 04/01/30	6,835	7,449

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Virginia, Build America Project, RB
5.000%, 09/01/40	$7,255	$7,770
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/39	2,455	2,721
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/32	3,000	3,184

Total Municipal Bonds (Cost $149,135) ($ Thousands)		164,250

MORTGAGE-BACKED SECURITIES — 1.8%

Agency Mortgage-Backed Obligations — 1.6%
FHLMC Multi-family Structured Pass-Through Certificates CMO, Ser 2011-K013, Cl A2
3.974%, 01/25/21 (B)	6,295	6,741
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/24	569	659
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/40	5,152	5,024
FNMA
4.301%, 01/01/21	3,094	3,370
3.841%, 09/01/20	5,647	5,989
3.763%, 12/01/20	5,486	5,782
3.665%, 10/01/20	5,697	5,974
3.584%, 09/01/20	5,484	5,722
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	752	907
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	435	445
GNMA ARM
2.375%, 06/20/32 (B)	157	163
GNMA CMO, Ser 2010-164, Cl JZ
4.000%, 12/20/40	8,113	8,034
GNMA CMO, Ser 2011-70, Cl BO
0.000%, 05/20/41	10,425	5,818

		54,628

Non-Agency Mortgage-Backed Obligations — 0.2%
American Home Mortgage Investment Trust, Ser 2007-2, Cl 11A1
0.417%, 03/25/47 (B)	1,591	734
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.427%, 07/25/37 (A) (B)	1,916	1,396
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.467%, 06/25/35 (B)	403	147
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.507%, 03/25/35 (B)	194	111
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	2,505	2,679

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.397%, 03/19/45 (B)	$283	$190
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.587%, 11/19/34 (B)	348	230
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.497%, 08/19/45 (B)	497	350
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.987%, 08/25/34 (B)	98	63
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.047%, 09/25/34 (B)	41	26
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.577%, 12/25/34 (B)	171	98
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.497%, 10/25/36 (B)	20	12
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP7, Cl A4
5.880%, 04/15/45 (B)	535	588
WaMu Alternative Mortgage Pass- Through Certificates, Ser 2007- OA3, Cl 4A1
1.033%, 04/25/47 (B)	221	124
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.517%, 01/25/45 (B)	257	192

		6,940

Total Mortgage-Backed Securities (Cost $57,461) ($ Thousands)		61,568

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FICO STRIPS, PO,
3.402%, 08/03/18 to 09/26/19 (E)	60,040	51,440
FNMA
4.618%, 10/09/19 (D)	3,410	2,541

Total U.S. Government Agency Obligations (Cost $44,187) ($ Thousands)		53,981

ASSET-BACKED SECURITIES — 0.7%

Mortgage Related Securities — 0.1%
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.160%, 09/25/36 (B)	8,490	3,085

Other Asset-Backed Securities — 0.6%
GE Seaco Finance, Ser 2005-1A, Cl A
0.460%, 11/17/20 (A) (B) 4,675		4,441
TAL Advantage LLC, Ser 2006-1A, Cl A
0.403%, 04/20/21 (A) (B)	1,283	1,142

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TAL Advantage LLC, Ser 2010- 2A, Cl A
4.300%, 10/20/25 (A)	$2,154 $	2,153
TAL Advantage LLC, Ser 2011- 1A, Cl A
4.600%, 01/20/26 (A)	518	518
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (A)	3,245	3,115
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/27 (A)	1,765	1,860
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (A)	4,159	4,180
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.360%, 11/26/21 (A) (B) 3,154		2,901
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.330%, 02/26/19 (A) (B)	1,531	1,394

		21,704

Total Asset-Backed Securities (Cost $26,259) ($ Thousands)		24,789

SOVEREIGN DEBT — 0.2%
Province of Quebec MTN
6.350%, 01/30/26	4,880	6,313

Total Sovereign Debt (Cost $6,014) ($ Thousands)		6,313

U.S. TREASURY OBLIGATIONS — 23.7%
U.S. Treasury Bills(E)
0.035%, 09/08/11 (D)	2,820	2,820
U.S. Treasury Bonds(F)
5.000%, 05/15/37	28,730	36,263
4.375%, 05/15/40 to 05/15/40 (D)	86,370	98,192
4.375%, 05/15/41	208,263	238,688
3.875%, 08/15/40	291,743	306,740
3.750%, 08/15/41	56,620	58,248
U.S. Treasury Notes
2.625%, 08/15/20	4,687	4,915
2.375%, 06/30/18	4,850	5,126
2.125%, 08/15/21	2,920	2,895
U.S. Treasury STRIPS
4.547%, 11/15/21 (D) (E)	47,197	36,712
4.270%, 02/15/23 (D) (E)	47,500	34,809

Total U.S. Treasury Obligations (Cost $723,944) ($ Thousands)		825,408

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%, †*	70,412,048	70,412
Total Cash Equivalent (Cost $70,412) ($ Thousands)		70,412

Total Investments — 100.1% (Cost $3,155,574)($ Thousands)††		$3,487,104

A summary of outstanding futures contracts held by the Fund at August 31, 2011 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	(955)	Oct-2011	$(2136)
U.S. 10-Year Treasury Note	(573)	Sep-2011	(3998)
U.S. 5-Year Treasury Note	(1,259)	Dec-2011	(230)
U.S. 2-Year Treasury Note	(59)	Oct-2011	(98)
U.S. 2-Year Treasury Note	(57)	Jan-2012	(5)
U.S. 10-Year Treasury Note	107	Sep-2011	813
U.S. 10-Year Treasury Note	(19)	Dec-2011	(7)
U.S. Ultra Long Treasury Bond	1,200	Jan-2012	(2179)

			$(7,840)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A summary of outstanding swap agreements held by the Fund at August 31, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($Thousands)
JPMorgan Chase Bank	GOLDMAN SACHS GROUP INC	BUY	1.00	09/20/16	5,000	$(128)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Credit Suisse	3-Month LIBOR	2.66%	06/18/17	13,780	$659
Credit Suisse	1.38%	3-Month LIBOR	06/18/14	32,890	(473)

					$186

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2011

Percentages are based on a Net Assets of $3,484,796 ($ Thousands)

*	The rate reported is the 7-day effective yield as of August 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $3,155,574 ($ Thousands), and the unrealized appreciation and depreciation were $347,769 ($ Thousands) and $(16,239) ($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2011. The date reported on the Schedule of Investments is the next reset date.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2011. The coupon on a step bond changes on a specified date.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PO — Principal Only

PSF-GTD — Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,280,383	$—	$2,280,383
U.S. Treasury Obligations	—	825,408	—	825,408
Mortgage-Backed
Securities	—	61,568	—	61,568
U.S. Government Agency
Obligations	—	53,981	—	53,981
Asset-Backed Securities	—	24,789	—	24,789
Sovereign Debt	—	6,313	—	6,313
Municipal Bonds	—	164,250	—	164,250
Cash Equivalent	70,412	—	—	70,412

Total Investments in Securities	$70,412	$3,416,692	$—	$3,487,104

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(7,840)	$—	$—	$(7,840)
Credit Default Swaps	—	(128)	—	(128)
Interest Rate Swaps	—	186	—	186

Total Other Financial Instruments	$(7,840)	$58	$—	$(7,782)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 34.0%

Consumer Discretionary — 2.2%
Comcast Cable Holdings LLC
9.800%, 02/01/12	$1,750	$1,812
DIRECTV Holdings LLC
3.500%, 03/01/16	645	675
NBCUniversal Media LLC
2.100%, 04/01/14 (A)	1,016	1,036
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	168	172
Target
0.420%, 07/18/14 (B)	2,000	1,999
Time Warner Cable
5.400%, 07/02/12	2,500	2,590
Volkswagen International Finance
0.856%, 04/01/14 (A) (B)	1,850	1,855

		10,139

Consumer Staples — 3.3%
Anheuser-Busch InBev Worldwide
0.977%, 03/26/13 (B)	435	438
0.802%, 01/27/14 (B)	1,364	1,373
0.609%, 07/14/14 (B)	2,000	2,003
Archer-Daniels-Midland
0.446%, 08/13/12 (B)	1,422	1,424
Bottling Group LLC
4.625%, 11/15/12	530	556
Coca-Cola Enterprises
0.593%, 02/18/14 (B)	1,451	1,453
Dr Pepper Snapple Group
1.700%, 12/21/11	580	582
General Mills
5.250%, 08/15/13	1,074	1,163
Kraft Foods
5.625%, 11/01/11	75	75
2.625%, 05/08/13	429	439
PepsiCo
0.800%, 08/25/14	1,490	1,488
Philip Morris International
2.500%, 05/16/16	1,500	1,551
President and Fellows of Harvard College
3.700%, 04/01/13	769	809
Procter & Gamble
0.700%, 08/15/14	2,040	2,045

		15,399

Energy — 0.5%
BP Capital Markets
5.250%, 11/07/13	725	785
0.931%, 03/11/14 (B)	1,500	1,498

		2,283

Financials — 22.8%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	1,350	1,442
Ally Financial
2.200%, 12/19/12	2,848	2,918
0.247%, 12/19/12 (B)	1,016	1,017
American Express Credit
1.096%, 06/24/14 (B)	2,000	1,973

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Honda Finance MTN
2.375%, 03/18/13 (A)	$342	$349
0.539%, 08/28/12 (A) (B)	580	580
0.417%, 03/27/12 (A) (B)	1,016	1,016
ANZ National
2.375%, 12/21/12 (A)	473	478
Bank of America MTN
2.100%, 04/30/12	221	224
1.673%, 01/30/14 (B)	1,485	1,418
Bank of Montreal MTN
2.125%, 06/28/13	696	713
0.723%, 04/29/14 (B)	750	750
Bank of Nova Scotia
2.375%, 12/17/13	618	636
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	464	473
BB&T MTN
3.375%, 09/25/13	871	904
0.953%, 04/28/14 (B)	725	723
Berkshire Hathaway Finance
0.576%, 01/10/14 (B)	1,451	1,441
BlackRock
2.250%, 12/10/12	580	590
BNP Paribas MTN
2.125%, 12/21/12	754	744
BPCE
2.375%, 10/04/13 (A)	696	695
Canadian Imperial Bank of Commerce
1.450%, 09/13/13	972	978
Canadian Imperial Bank of Commerce NY
0.464%, 05/04/12	1,161	1,162
0.420%, 06/29/12	1,800	1,801
Caterpillar Financial Services
1.900%, 12/17/12	485	493
0.536%, 04/01/14 (B)	1,000	1,002
Citigroup
5.125%, 05/05/14	1,161	1,215
2.125%, 04/30/12	87	88
1.176%, 04/01/14 (B)	1,500	1,443
Citigroup Funding
2.125%, 07/12/12	2,250	2,284
1.875%, 10/22/12	4,500	4,580
1.875%, 11/15/12	12,200	12,429
Credit Agricole Home Loan
1.002%, 07/21/14 (A) (B)	1,400	1,390
Danske Bank MTN
1.299%, 04/14/14 (A) (B)	1,575	1,575
Deutsche Bank
2.375%, 01/11/13	435	435
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	734	749
2.250%, 01/10/14 (A)	186	189
General Electric Capital MTN
2.125%, 12/21/12	6,000	6,143
2.000%, 09/28/12	1,441	1,468
1.142%, 05/09/16 (B)	1,250	1,201
1.096%, 01/07/14 (B)	580	573
0.247%, 12/21/12 (B)	3,337	3,338
Genworth Global Funding Trusts
0.426%, 05/15/12 (B)	696	690

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group
6.000%, 05/01/14	$331	$356
3.250%, 06/15/12	1,451	1,485
1.269%, 02/07/14 (B)	1,730	1,669
HSBC Bank
1.050%, 01/17/14 (A) (B)	1,277	1,289
0.716%, 05/15/13 (A) (B)	700	699
ING Bank
2.650%, 01/14/13 (A)	725	732
2.000%, 10/18/13 (A)	871	859
John Deere Capital MTN
1.875%, 06/17/13	580	592
0.399%, 07/15/13 (B)	1,120	1,120
JPMorgan Chase
4.650%, 06/01/14	1,306	1,393
2.125%, 12/26/12	1,500	1,530
1.053%, 01/24/14 (B)	1,161	1,154
0.497%, 12/26/12 (B)	218	219
Kimco Realty
6.000%, 11/30/12 ‡	1,016	1,067
Marsh & McLennan
5.375%, 07/15/14	1	1
MassMutual Global Funding II
0.629%, 01/14/14 (A) (B)	1,312	1,312
MBIA Insurance
14.000%, 01/15/33 (A) (B)	290	145
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (A)	1,161	1,227
0.996%, 01/10/14 (A) (B)	1,161	1,159
Monumental Global Funding
0.449%, 01/15/14 (A) (B)	522	506
Morgan Stanley
4.200%, 11/20/14	1,161	1,164
1.853%, 01/24/14 (B)	725	711
0.546%, 01/09/14 (B)	348	331
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	279	281
New York Life Global Funding
0.506%, 04/04/14 (A) (B)	1,500	1,500
Nordea Bank
1.750%, 10/04/13 (A)	871	863
Prudential Financial MTN
5.100%, 09/20/14	638	687
2.750%, 01/14/13	725	735
Royal Bank of Canada MTN
0.550%, 04/17/14 (B)	2,500	2,500
Royal Bank of Scotland
3.400%, 08/23/13	1,161	1,158
Santander US Debt
0.652%, 10/21/11 (A) (B)	958	957
Societe Generale MTN
2.200%, 09/14/13 (A)	725	688
1.296%, 04/11/14 (A) (B)	1,500	1,411
Standard Chartered
1.231%, 05/12/14 (A) (B)	1,500	1,498
State Street
0.681%, 03/07/14 (B)	1,181	1,178
Swedbank Hypotek
0.696%, 03/28/14 (A) (B)	1,850	1,853
Toronto-Dominion Bank
0.549%, 07/14/14 (B)	1,030	1,031

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Motor Credit MTN
1.375%, 08/12/13	$1,161	$1,176
UBS MTN
1.403%, 02/23/12 (B)	612	615
1.253%, 01/28/14 (B)	563	560
Ventas Realty
3.125%, 11/30/15 ‡	717	724
Wachovia MTN
5.500%, 05/01/13	1,016	1,086
Wells Fargo
0.467%, 06/15/12 (B)	725	727

		106,258

Health Care — 1.4%
AmerisourceBergen
5.625%, 09/15/12	1,451	1,517
Express Scripts
5.250%, 06/15/12	1,000	1,032
GlaxoSmithKline Capital
4.850%, 05/15/13	493	528
Novartis Capital
1.900%, 04/24/13	432	442
Pfizer
4.450%, 03/15/12	580	592
Quest Diagnostics
1.096%, 03/24/14 (B)	450	452
Sanofi
0.556%, 03/28/14 (B)	1,400	1,406
Thermo Fisher Scientific
2.050%, 02/21/14	378	390

		6,359

Industrials — 0.4%
Boeing
1.875%, 11/20/12	421	427
Danaher
1.300%, 06/23/14	1,070	1,086
Textron
6.500%, 06/01/12	290	300

		1,813

Information Technology — 1.3%
Dell
3.375%, 06/15/12	203	207
eBay
0.875%, 10/15/13	401	403
Hewlett-Packard
0.719%, 05/30/14 (B)	1,550	1,539
Texas Instruments
0.466%, 05/15/13 (B)	1,500	1,503
Western Union
0.911%, 03/07/13 (B)	1,215	1,217
Xerox
1.110%, 05/16/14 (B)	1,435	1,436

		6,305

Materials — 0.4%
Anglo American Capital
2.150%, 09/27/13 (A)	519	525
E.I. Du Pont de Nemours
0.667%, 03/25/14 (B)	1,415	1,420

		1,945

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.5%
Cellco Partnership
5.250%, 02/01/12	$456	$464
Verizon Communications
0.856%, 03/28/14 (B)	1,850	1,856

		2,320

Utilities — 1.2%
Allegheny Energy Supply
8.250%, 04/15/12 (A)	755	788
Commonwealth Edison
1.625%, 01/15/14	528	533
DTE Energy
1.031%, 06/03/13 (B)	761	762
Georgia Power
1.300%, 09/15/13	1,250	1,258
Pacific Gas & Electric
6.250%, 12/01/13	1,000	1,112
Sempra Energy
1.007%, 03/15/14 (B)	1,200	1,204

		5,657

Total Corporate Obligations (Cost $158,740) ($ Thousands)		158,478

ASSET-BACKED SECURITIES — 25.9%

Automotive — 16.0%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	1,903	1,918
Ally Auto Receivables Trust, Ser 2009-A, Cl A4
3.000%, 10/15/15 (A)	980	1,009
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	1,416	1,424
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	514	517
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	1,335	1,344
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	592	594
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	453	464
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	655	656
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	654	657
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,556	1,567

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	$802	$835
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	260	261
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	1,513	1,513
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	500	500
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	650	651
Americredit Prime Automobile Receivable, Ser 2007-1, Cl B
5.350%, 09/09/13	430	432
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	920	926
Avis Budget Rental Car Funding Ser 2009-1A, Cl A
9.310%, 10/20/13 (A)	1,494	1,599
Avis Budget Rental Car Funding Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	1,047	1,103
Avis Budget Rental Car Funding Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	238	247
Avis Budget Rental Car Funding Ser 2011-1A, Cl A11
1.850%, 09/20/13 (A)	845	854
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (A)	1,788	1,833
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (A)	594	597
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (A)	638	654
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	1,100	1,105
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	357	359
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	1,505	1,506
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	691	694
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	522	528

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	$551	$559
CarMax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	462	467
CarMax Auto Owner Trust, Ser 2009-1, Cl A3
4.120%, 03/15/13	287	289
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	178	184
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	1,712	1,720
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	985	1,014
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/15	1,045	1,053
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	824	825
Chrysler Financial Auto Securitization Trust, Ser 2010- A, Cl A2
0.690%, 01/08/13	540	540
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (A)	53	53
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	166	168
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.910%, 07/15/13 (A)	1,120	1,122
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	1,275	1,279
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	1,116	1,117
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A4
4.370%, 10/15/12	761	766
Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.707%, 05/15/13 (B)	224	226
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	497	501
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	831	835
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	589	591
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	840	843

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl B
5.370%, 01/15/14	$717	$723
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	200	203
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A3
3.190%, 11/15/13	1,411	1,419
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	801	806
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	983	986
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	505	508
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	1,886	1,888
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	1,347	1,400
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	1,155	1,186
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	1,186	1,204
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	789	794
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	920	920
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	670	671
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	780	784
Huntington Auto Trust, Ser 2009- 1A, Cl A4
5.730%, 01/15/14 (A)	1,055	1,088
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (A)	1,190	1,190
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	162	163
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	502	506
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	783	787
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	790	790
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	945	944

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	$1,055	$1,057
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	1,634	1,647
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (A)	337	346
Navistar Financial Owner Trust, Ser 2010-B, Cl A2
0.810%, 01/18/13 (A)	1,283	1,282
Nissan Auto Lease Trust, Ser 2010-A, Cl A2
1.100%, 03/15/13	114	114
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	1,007	1,009
Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A4
5.160%, 03/17/14	255	258
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	885	888
Santander Consumer Acquired Receivables Trust, Ser 2011- WO, Cl A2
0.910%, 11/15/13 (A)	826	826
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	911	913
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	537	538
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	1,125	1,124
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	548	550
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	868	869
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	70	72
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	567	569
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	993	1,014
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	232	232
World Omni Automobile Lease Securitization Trust, Ser 2009- A, Cl A3
1.650%, 02/15/13	745	746

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A2
0.810%, 10/15/13	$1,200	$1,200

		74,713

Credit Cards — 3.2%
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.207%, 03/16/15 (A) (B)	873	881
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	1,105	1,148
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.547%, 10/15/15 (B)	754	755
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.507%, 11/17/14 (B)	319	318
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (A)	1,495	1,526
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.307%, 05/16/16 (A) (B)	3,000	3,030
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.507%, 12/15/14 (B)	1,210	1,222
Discover Card Master Trust, Ser 2009-A2, Cl A
1.507%, 02/17/15 (B)	1,625	1,643
Discover Card Master Trust, Ser 2011-A2, Cl A
0.417%, 11/16/15 (B)	790	790
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.307%, 04/15/15 (B)	1,380	1,397
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A
2.540%, 09/15/14	1,512	1,510
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.757%, 01/15/17 (B)	857	861

		15,081

Mortgage Related Securities — 0.1%
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.818%, 06/25/33 (B)	54	43
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.428%, 12/25/35 (B)	336	269
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	177	86

		398

Other Asset-Backed Securities — 6.6%
ACAS Business Loan Trust, Ser 2005-1A, Cl A1
0.503%, 07/25/19 (A) (B)	84	84
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.140%, 08/16/19 (A) (B)	412	297

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2010-1, Cl A
1.957%, 01/15/15 (A) (B)	$1,306	$1,327
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	2,053	2,111
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.077%, 01/15/16 (B)	888	891
Babson CLO, Ser 2007-1A, Cl A1
0.475%, 01/18/21 (A) (B)	653	608
CapitalSource Commercial Loan Trust, Ser 2006-1A, Cl C
0.763%, 08/22/16 (A) (B)	99	99
CIT Equipment Collateral, Ser 2009-VT1, Cl A3
3.070%, 08/15/16 (A)	190	190
CNH Equipment Trust, Ser 2009- B, Cl A4
5.170%, 10/15/14	861	883
CNH Equipment Trust, Ser 2010- C, Cl A3
1.170%, 05/15/15	836	839
CNH Equipment Trust, Ser 2011- A, Cl A2
0.620%, 06/16/14	585	585
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
1.007%, 12/15/15 (A) (B)	543	545
Colts Trust, Ser 2006-2A, Cl A
0.527%, 12/20/18 (A) (B)	109	106
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.408%, 06/25/36 (B)	178	148
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.757%, 09/15/14 (B)	1,161	1,175
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.457%, 12/15/14 (A) (B)	1,129	1,150
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl M15
1.857%, 12/15/14 (A) (B)	2,202	2,236
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.807%, 02/15/16 (B)	287	286
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.757%, 10/20/14 (A) (B)	2,882	2,915
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	1,221	1,223
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/13 (A)	958	958
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	670	675
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	594	596

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	$840	$852
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	505	505
Katonah, Ser 2005-7A, Cl B
0.706%, 11/15/17 (A) (B)	696	551
Lambda Finance, Ser 2005-1A, Cl B3
0.656%, 11/15/29 (A) (B)	488	466
Madison Park Funding I, Ser 2007-4A, Cl A1B
0.547%, 03/22/21 (A) (B)	580	467
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.418%, 12/25/35 (B)	113	108
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.668%, 10/26/15 (A) (B)	3,100	3,129
Prima Capital CDO, Ser 2006-1, Cl A
5.417%, 12/28/48 (A)	315	310
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.213%, 09/20/19 (A) (B)	123	121
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.343%, 07/25/22 (B)	965	961
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.333%, 04/25/23 (B)	575	573
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.253%, 07/25/17 (B)	550	545
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.353%, 10/25/16 (B)	953	962
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.207%, 10/15/24 (A) (B)	297	297
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.057%, 12/16/24 (A) (B)	916	915

		30,689

Total Asset-Backed Securities (Cost $120,872) ($ Thousands)		120,881

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.3%
FFCB
1.875%, 12/07/12	19,700	20,094
FHLB
4.625%, 08/15/12	1,570	1,636
2.000%, 09/14/12	13,500	13,742
1.625%, 09/26/12	2,300	2,333
1.125%, 05/18/12	580	584
0.875%, 08/22/12	2,510	2,525
0.490%, 09/21/12	3,000	3,001
0.450%, 09/21/12	3,750	3,749
0.350%, 07/25/12	4,000	3,999
FHLMC
1.750%, 06/15/12	4,500	4,553

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.625%, 04/15/13	$2,612	$2,667
1.125%, 07/27/12	5,000	5,038
0.625%, 12/28/12	4,000	4,018
0.515%, 11/26/12	9,000	9,026
FNMA
4.375%, 09/15/12	5,000	5,213
1.750%, 08/10/12	2,155	2,185
1.000%, 12/27/12	4,000	4,038
0.500%, 10/30/12 to 10/30/12	6,800	6,818
0.375%, 12/28/12	4,000	4,007

(Cost $99,186) ($ Thousands)		99,226

MORTGAGE-BACKED SECURITIES — 14.8%

Agency Mortgage-Backed Obligations — 8.2%
FHLMC ARM (B)
2.322%, 02/01/22	414	435
2.278%, 02/01/30	284	298
FHLMC CMO, Ser 1993-1599, Cl C
6.100%, 10/15/23	57	59
FHLMC CMO, Ser 2003-2630, Cl HA
3.000%, 01/15/17	75	75
FHLMC CMO, Ser 2004-2780, Cl LC
5.000%, 07/15/27	12	12
FHLMC CMO, Ser 2004-2791, Cl UD
5.000%, 05/15/18	375	385
FHLMC CMO, Ser 2005-2921, Cl NV
4.500%, 01/15/29	39	39
FHLMC TBA
4.000%, 09/15/41	10,000	10,354
FNMA
6.000%, 01/01/27 to 04/01/40	4,452	4,940
5.890%, 10/01/11	252	252
5.675%, 12/01/11	334	333
5.000%, 04/01/21 to 03/01/25	7,713	8,348
FNMA ARM (B)
2.466%, 11/01/23	136	140
2.465%, 01/01/29	35	37
2.380%, 11/01/25	36	38
2.157%, 09/01/24	216	225
2.143%, 05/01/28	249	258
2.063%, 09/01/24	84	86
1.347%, 11/01/21	56	57
FNMA CMO, Ser 1993-220, Cl FA
0.850%, 11/25/13(B)	20	20
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/23	66	73
FNMA CMO, Ser 2001-33, Cl FA
0.668%, 07/25/31(B)	80	80
FNMA CMO, Ser 2002-64, Cl FG
0.460%, 10/18/32(B)	52	53
FNMA CMO, Ser 2004-21, Cl QD
4.500%, 02/25/29	681	694

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA TBA
3.500%, 09/01/40	$5,000	$5,217
NCUA Guaranteed Notes
0.227%, 06/12/13 (B)	765	765
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.651%, 10/07/20 (B)	1,651	1,655
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	117	118
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.571%, 11/06/17 (B)	443	444
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.651%, 01/08/20 (B)	326	327
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.601%, 02/06/20 (B)	523	523
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.581%, 03/06/20 (B)	739	739
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.581%, 05/07/20 (B)	1,177	1,177

		38,256

Non-Agency Mortgage-Backed Obligations — 6.6%
Arkle Master Issuer, Ser 2010-2A, Cl 1A1
1.692%, 05/17/60 (A) (B)	956	955
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.717%, 08/15/29 (A) (B)	207	191
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
2.880%, 02/25/35 (B)	495	416
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.867%, 07/25/35 (B)	837	656
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
3.019%, 09/25/35 (B)	264	212
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.120%, 11/25/35 (B)	99	76
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.052%, 02/25/36 (B)	228	154
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.711%, 06/25/35 (B)	314	238
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.684%, 08/25/35 (B)	496	326
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/11/50	517	527

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/45	$412	$415
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.799%, 09/25/34 (B)	156	142
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.857%, 03/25/36 (B)	424	311
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A) (B)	381	389
Commercial Mortgage Pass-Through Certificates, Ser 2006- FL12, Cl A2
0.307%, 12/15/20 (A) (B)	639	622
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	347	339
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.758%, 02/25/35 (B)	55	45
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-7, Cl 1A1
0.488%, 03/25/35 (B)	92	71
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.814%, 02/20/36 (B)	414	245
GE Commercial Loan Trust, Ser 2006-2, Cl C
0.800%, 10/19/16 (A) (B) 17		15
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	302	303
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.346%, 11/19/35 (B)	443	354
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.143%, 03/06/20 (A) (B)	834	827
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.535%, 03/06/20 (A) (B)	1,016	1,006
GS Mortgage Securities II, Ser GC3, Cl A1
2.331%, 03/10/44 (A)	1,300	1,315
GS Mortgage Securities II, Ser GG10, Cl A2
5.778%, 08/10/45 (B)	1,032	1,051
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.783%, 07/25/35 (B)	570	406
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.800%, 01/25/36 (B)	722	541
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
5.454%, 05/25/47 (B)	565	372

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac CMB Trust, Ser 2004-9, Cl 1A1
0.978%, 01/25/35 (B)	$145	$107
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.738%, 04/25/35 (B)	158	125
Impac CMB Trust, Ser 2005-3, Cl A1
0.698%, 08/25/35 (B)	145	92
Impac CMB Trust, Ser 2005-5, Cl A1
0.858%, 08/25/35 (B)	117	81
Impac CMB Trust, Ser 2005-8, Cl 1A
0.478%, 02/25/36 (B)	376	256
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C4, Cl A1
1.525%, 07/15/46 (A)	817	815
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	2,000	2,026
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.727%, 08/25/35 (B)	330	254
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.814%, 05/25/37 (B)	472	333
LB-UBS Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.462%, 03/15/31	441	446
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	871	891
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A4
4.510%, 12/15/29	16	16
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.622%, 02/25/35 (B)	886	809
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.488%, 04/25/35 (B)	171	121
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (B)	871	928
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.077%, 06/25/37 (B)	618	403
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.778%, 01/25/30 (B)	45	38
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.448%, 03/25/30 (B)	66	55
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/45	1,277	1,343
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A2
5.618%, 07/12/44	164	164

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	$57	$57
Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2, Cl A4
5.740%, 12/15/35	125	127
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.478%, 05/25/35 (B)	120	90
MortgageIT Trust, Ser 2005-3, Cl A1
0.518%, 08/25/35 (B)	422	309
MortgageIT Trust, Ser 2005-4, Cl A1
0.498%, 10/25/35 (B)	551	373
MortgageIT Trust, Ser 2005-5, Cl A1
0.478%, 12/25/35 (B)	518	355
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	336	348
Paragon Mortgages, Ser 2006- 12A, Cl A2C
0.506%, 11/15/38 (A) (B)	181	141
Paragon Mortgages, Ser 2007- 15A, Cl A2C
0.357%, 12/15/39 (A) (B)	437	325
Permanent Master Issuer, Ser 2010-1A, Cl 1A
1.399%, 07/15/42 (A) (B)	557	555
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
3.277%, 11/25/35 (B)	296	197
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.684%, 07/27/37 (B)	500	335
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.483%, 01/20/35 (B)	61	46
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.443%, 02/20/35 (B)	61	50
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.688%, 08/15/39 (B)	1,306	1,332
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.566%, 03/25/36 (B)	606	452
Wells Fargo Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	907	920
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.743%, 01/25/35 (B)	342	302
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.729%, 02/25/35 (B)	283	237

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.744%, 04/25/35 (B)	$238	$220
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 3A2
2.758%, 10/25/35 (B)	462	427
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 6A3
2.751%, 10/25/35 (B)	733	640
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.740%, 04/25/36 (B)	416	317
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 3A1
2.824%, 03/25/36 (B)	506	407
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR10, Cl 2A1
2.736%, 07/25/36 (B)	548	337
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006- AR12, Cl 1A1
2.806%, 09/25/36 (B)	412	312

		31,034

Total Mortgage-Backed Securities (Cost $70,267) ($ Thousands)		69,290

MUNICIPAL BONDS — 1.4%
County of Alameda California, Ser B, RB, NATL-RE
2.889%, 12/01/11 (C)	870	866
Louisa Industrial Development Authority, Ser A, AMT, RB
2.500%, 03/01/31 (B)	870	870
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
1.110%, 02/01/16	809	809
New Jersey Economic Development Authority, Build America Project, RB
1.247%, 06/15/13 (B)	580	581
New Jersey State Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	2,500	2,623
University of California, Build America Project, RB
1.988%, 05/15/50 (B)	515	525
West Virginia Economic Development Authority, Ser A, AMT, RB
2.000%, 01/01/41 (B)	250	252

Total Municipal Bonds (Cost $6,512) ($ Thousands)		6,526

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.3%
Province of Ontario Canada
0.748%, 05/22/12 (B)	$615	$617
Republic of Austria MTN
2.000%, 11/15/12 (A)	647	660

Total Sovereign Debt (Cost $1,273) ($ Thousands)		1,277

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Inflation-Protected Securities
2.000%, 04/15/12	4,227	4,289
U.S. Treasury Notes
0.500%, 11/30/12	10,000	10,043
0.375%, 08/31/12	5,000	5,012

Total U.S. Treasury Obligations (Cost $19,363) ($ Thousands)		19,344

CERTIFICATES OF DEPOSIT — 0.4%
Bank of Nova Scotia
0.564%, 11/26/12 (B)	1,074	1,074
Intesa Sanpaolo NY
2.375%, 12/21/12	871	844

Total Certificates of Deposit (Cost $1,949) ($ Thousands)		1,918

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A† * 0.010%, †*	49,620	50

Total Cash Equivalent (Cost $50) ($ Thousands)		50

Total Investments — 102.2% (Cost $478,212)($ Thousands) ††		$476,990

A summary of outstanding futures contracts held by the Fund at August 31, 2011 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	5	Dec-2011	$1
U.S. 2-Year Treasury Note	(5)	Jan-2012	—
U.S. 10-Year Treasury Note	(75)	Dec-2011	(17)

			$(16)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year

Percentages are based on a Net Assets of $466,526 ($ Thousands)

*	The rate reported is the 7-day effective yield as of August 31, 2011.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $478,212 ($ Thousands), and the unrealized appreciation and depreciation were $1,225 ($ Thousands) and $(2,447) ($ Thousands) respectively.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

NY — New York

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$158,478	$—	$158,478
Asset-Backed Securities	—	120,881	—	120,881
U.S. Government Agency Obligations	—	99,226	—	99,226
Mortgage-Backed Securities	—	69,290	—	69,290
U.S. Treasury Obligations	—	19,344	—	19,344
Sovereign Debt	—	1,277	—	1,277
Certificates of Deposit	—	1,918	—	1,918
Municipal Bonds	—	6,526	—	6,526
Cash Equivalent	50	—	—	50

Total Investments in Securities	$50	$476,940	$—	$476,990

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(16)	$—	$—	$(16)

Total Other Financial Instruments	$(16)	$—	$—	$(16)

*	Futures contracts are valued at the unrealized appreciation on the instrument

During the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2011

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 93.3%

Argentina — 3.6%
Capex
10.000%, 03/10/18 (A)(B)		594	$540
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22 (B)		680	612
IRSA Inversiones y Representaciones
11.500%, 07/20/20 (B)		416	444
Provincia de Buenos Aires
9.625%, 04/18/28		535	412
9.625%, 04/18/28 (B)		1,160	928
9.375%, 09/14/18		1,000	863
Provincia de Mendoza Argentina
5.500%, 09/04/18		277	245
Provincia de Neuquen Argentina
8.656%, 10/18/14 (B)		111	115
Republic of Argentina
8.750%, 06/02/17		1,150	1,140
8.280%, 12/31/33		1,581	1,257
8.280%, 12/31/33		4,373	3,586
7.820%, 12/31/33	EUR	5,580	5,383
7.820%, 12/31/33 (C)	EUR	4,350	4,187
7.000%, 10/03/15		4,100	3,811
6.000%, 03/31/23 (D)		172	120
5.830%, 12/31/33 (C)	ARS	1,855	684
3.117%, 12/15/35 (C)		5,430	945
2.848%, 12/15/35 (C)	EUR	14,426	2,866
2.500%, 03/31/19 (E)		14,359	5,851
0.467%, 08/03/12 (C)		8,110	978
0.000%, 03/31/23 (C) (D)		1,680	1,092
Tarjeta Naranja
9.000%, 01/28/17 (B)		93	95
Transportadora Gas Norte
7.500%, 12/31/12 (D)		100	53
7.500%, 12/31/12 (B) (D)		210	111
7.500%, 12/31/12 (D)		350	186
6.500%, 12/31/12 (B) (D)		30	16
6.500%, 12/31/12 (D)		60	32
6.500%, 12/31/12 (D)		60	32
WPE International Cooperatief UA
10.375%, 09/30/20		500	509
10.375%, 09/30/20 (B)		750	763

			37,856

Australia — 0.0%
Mirabela Nickel
8.750%, 04/15/18 (B)		241	224

Bahrain — 0.2%
Kingdom of Bahrain
5.500%, 03/31/20		350	341
5.500%, 03/31/20 (B)		1,299	1,263

			1,604

Barbados — 0.3%
Columbus International
11.500%, 11/20/14		773	823

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

11.500%, 11/20/14 (B)		1,800	$1,917
Government of Barbados
7.000%, 08/04/22 (B)		350	364

			3,104

Belarus — 0.1%
Republic of Belarus
8.950%, 01/26/18		1,250	1,043
8.750%, 08/03/15		350	296

			1,339

Belize — 0.0%
Government of Belize
6.000%, 02/20/29		130	81

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/21(C)	DEM	1,750	928

Brazil — 9.0%
Banco Cruzeiro do Sul
8.875%, 09/22/20		424	382
8.875%, 09/22/20 (A) (B)		1,334	1,200
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (B)		1,955	2,234
5.500%, 07/12/20 (B)		500	533
BM&F Bovespa
5.500%, 07/16/20 (B)		806	814
BR Malls International Finance
8.500%, 12/31/49(B)		417	439
BR Properties
9.000%, 12/31/49 (A) (B)		580	587
Brazil Notas do Tesouro Nacional Series B
6.000%, 05/15/15	BRL	7,400	9,843
6.000%, 08/15/20	BRL	1,900	2,529
Brazil Notas do Tesouro Nacional Series F
10.000%, 01/01/14	BRL	8,565	5,252
10.000%, 01/01/13	BRL	12,000	7,448
10.000%, 01/01/21	BRL	13,415	7,694
Citigroup,CLN, (Nota do Tesouro Nacional)
10.000%, 01/01/21	BRL	4,800	2,753
Federal Republic of Brazil
12.500%, 01/05/16	BRL	1,980	1,480
12.500%, 01/05/16	BRL	550	411
12.500%, 01/05/22	BRL	2,100	1,699
11.000%, 08/17/40		100	137
10.250%, 01/10/28	BRL	2,360	1,668
10.125%, 05/15/27		2,602	4,202
8.875%, 04/15/24		1,635	2,408
8.750%, 02/04/25		2,287	3,345
8.250%, 01/20/34		4,485	6,514
7.125%, 01/20/37		4,418	5,865
5.875%, 01/15/19		950	1,121
5.625%, 01/07/41		1,350	1,505
4.875%, 01/22/21		7,304	8,089
Fibria Overseas Finance
7.500%, 05/04/20 (B)		1,597	1,645

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2011

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

General Shopping Finance
10.000%, 12/31/49 (B)	66	$67
Hypermarcas
6.500%, 04/20/21 (A) (B)	1,168	1,134
JBS Finance
8.250%, 01/29/18	1,900	1,767
8.250%, 01/29/18 (B)	2,110	1,962
Marfrig Holding Europe
8.375%, 05/09/18	842	718
Marfrig Overseas
9.500%, 05/04/20	1,000	835
Minerva Overseas
10.875%, 11/15/19	363	378
10.875%, 11/15/19 (B)	164	171
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21	100	105
6.350%, 06/30/21 (B)	897	943
OGX Petroleo e Gas Participacoes
8.500%, 06/01/18 (B)	1,343	1,346
Petrobras International Finance
5.375%, 01/27/21	25	27
QGOG Atlantic
5.250%, 07/30/18 (B)	1,816	1,803
Telemar Norte Leste
5.500%, 10/23/20 (B)	1,201	1,186
Virgolino de Oliveira Finance
10.500%, 01/28/18	216	219
Voto-Votorantim
6.750%, 04/05/21 (B)	365	382
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (B)	600	632

		95,472

Chile — 0.7%
Banco del Estado de Chile
4.125%, 10/07/20	250	252
4.125%, 10/07/20 (B)	350	353
BRT Escrow
8.000%, 08/18/18 (B)	1,200	1,129
Empresa Nacional del Petroleo
6.250%, 07/08/19 (B)	900	1,002
5.250%, 08/10/20 (B)	600	628
Nacional del Cobre de Chile
7.500%, 01/15/19	450	573
6.150%, 10/24/36	857	1,006
6.150%, 10/24/36 (B)	905	1,063
3.750%, 11/04/20 (B)	850	855

		6,861

China — 1.3%
Agile Property Holdings
8.875%, 04/28/17	1,000	960
China Liansu Group Holdings
7.875%, 05/13/16 (B)	563	515
China Oriental Group
8.000%, 08/18/15 (B)	750	720
CNPC HK Overseas Capital
5.950%, 04/28/41 (B)	700	754
Country Garden Holdings
10.500%, 08/11/15	1,000	985

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Evergrande
13.000%, 01/27/15		476	$445
13.000%, 01/27/15 (B)		922	863
Evergrande Real Estate Group
9.250%, 01/19/16	CNY	5,600	778
7.500%, 01/19/14	CNY	3,280	457
Franshion Development
6.750%, 04/15/21 (B)		1,000	905
Kaisa Group Holdings
13.500%, 04/28/15		568	482
Mega Advance Investments
5.000%, 05/12/21 (B)		406	412
MIE Holdings
9.750%, 05/12/16 (B)		800	764
Sinochem Overseas Capital
6.300%, 11/12/40		450	453
6.300%, 11/12/40 (B)		507	499
4.500%, 11/12/20 (B)		3,415	3,392
Texhong Textile Group
7.625%, 01/19/16 (A) (B)		309	263
West China Support
7.500%, 01/25/16 (A) (B)		300	273

			13,920

Colombia — 4.7%
BanColombia
5.950%, 06/03/21 (B)		1,200	1,236
Citigroup, CLN, (Republic of Columbia)
10.000%, 07/24/24	COP	1,505,000	1,022
Ecopetrol
7.625%, 07/23/19 (B)		500	609
Gruposura Finance
5.700%, 05/18/21(B)		672	685
Republic of Colombia
11.750%, 02/25/20		2,808	4,430
10.375%, 01/28/33		100	165
9.850%, 06/28/27	COP	1,224,000	928
8.375%, 02/15/27 (A)		3,100	3,883
8.125%, 05/21/24		2,530	3,491
7.375%, 01/27/17		3,945	4,852
7.375%, 03/18/19		3,090	3,932
7.375%, 09/18/37		8,805	11,865
6.125%, 01/18/41		2,075	2,433
4.375%, 07/12/21		2,497	2,634
Santa Fe de Bogota
9.750%, 07/26/28 (B)	COP	10,518,000	7,811

			49,976

Croatia — 1.1%
Republic of Croatia
6.750%, 11/05/19		1,190	1,210
6.625%, 07/14/20		2,000	2,010
6.625%, 07/14/20 (B)		2,189	2,200
6.375%, 03/24/21		200	196
6.375%, 03/24/21 (B)		5,143	5,040
Zagrebacki Holding
5.500%, 07/10/17	EUR	1,300	1,453

			12,109

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (B)	EUR	600	786

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2011

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Dominican Republic — 0.3%
Cap Cana
10.000%, 04/30/16	1,003	$401
10.000%, 04/30/16	1,007	604
Republic of Dominican Republic
7.500%, 05/06/21	550	563
7.500%, 05/06/21 (B)	1,110	1,136

		2,704

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15	600	590

Egypt — 0.3%
Arab Republic of Egypt
6.875%, 04/30/40	350	330
5.750%, 04/29/20	200	202
5.750%, 04/29/20 (B)	950	959
Nile Finance
5.250%, 08/05/15	1,250	1,284

		2,775

El Salvador — 0.8%
Republic of El Salvador
8.250%, 04/10/32	2,648	2,966
7.650%, 06/15/35	2,675	2,809
7.625%, 02/01/41 (B)	1,000	1,035
7.375%, 12/01/19	200	223
7.375%, 12/01/19 (B)	250	278
Telemovil Finance
8.000%, 10/01/17 (B)	1,000	1,025

		8,336

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/17	200	233

Georgia — 0.2%
Georgian Railway LLC
9.875%, 07/22/15	700	745
Republic of Georgia
6.875%, 04/12/21 (B)	950	987

		1,732

Germany — 0.2%
Deutsche Bank, CLN (Cablevision) MTN
9.375%, 02/13/18 (B)	2,084	2,040

Ghana — 0.3%
Republic of Ghana
8.500%, 10/04/17	2,122	2,387
8.500%, 10/04/17 (B)	450	510

		2,897

Hong Kong — 0.5%
Bank of China Hong Kong
5.550%, 02/11/20(B)	2,000	2,025
CITIC Bank International MTN
6.875%, 06/24/20	450	467

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Hutchison Whampoa International 10
6.000%, 12/31/49 (C)		564	$571
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/20		500	498
PCCW-HKT Capital No. 4
4.250%, 02/24/16		533	556
Sino-Forest
10.250%, 07/28/14 (D)		840	256
10.250%, 07/28/14 (B) (D)		70	21
6.250%, 10/21/17 (A) (B) (D)		583	169
6.250%, 10/21/17 (D)		1,830	531
4.250%, 12/15/16 (B) (D)		781	227

			5,321

Hungary — 0.8%
Republic of Hungary
7.625%, 03/29/41		3,226	3,395
6.375%, 03/29/21		3,402	3,521
6.250%, 01/29/20		1,150	1,194
4.750%, 02/03/15		281	286

			8,396

India — 0.2%
Axis Bank MTN
7.125%, 06/28/22 (C)		196	190
Bank of India MTN
6.994%, 12/31/49 (C)		213	192
ICICI Bank
5.750%, 11/16/20 (B)		327	315
Reliance Holdings USA
6.250%, 10/19/40		300	289
Vedanta Resources
8.250%, 06/07/21 (B)		882	842

			1,828

Indonesia — 4.7%
Adaro Indonesia
7.625%, 10/22/19		209	231
7.625%, 10/22/19 (B)		380	420
BSP FINANCE
10.750%, 11/01/11		100	96
Deutsche Bank, CLN (Republic of Indonesia)
11.000%, 09/15/25	IDR	4,000,000	605
8.250%, 07/15/21	IDR	4,100,000	528
HSBC Bank, CLN (Republic of Indonesia) MTN
11.000%, 11/16/20 (B)(C)	IDR	5,100,000	765
8.250%, 07/15/21	IDR	7,800,000	1,005
Indosat Palapa
7.375%, 07/29/20 (B)		440	492
JP Morgan, CLN (Republic of Indonesia)
8.250%, 07/15/21	IDR	4,077,000	525
Majapahit Holding
8.000%, 08/07/19 (B)		850	1,026
7.875%, 06/29/37 (B)		415	500
7.750%, 10/17/16		1,050	1,226
7.750%, 01/20/20 (B)		750	915
7.250%, 10/17/11 (B)		885	892
Pertamina Persero
6.500%, 05/27/41 (B)		470	498

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2011

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Republic of Indonesia
11.625%, 03/04/19	6,746	$10,136
11.625%, 03/04/19	200	301
11.625%, 03/04/19(B)	2,650	3,982
10.375%, 05/04/14	400	483
10.375%, 05/04/14(B)	150	181
8.500%, 10/12/35	4,310	6,163
7.750%, 01/17/38	3,395	4,532
7.500%, 01/15/16	1,390	1,637
7.250%, 04/20/15	190	220
6.875%, 01/17/18	3,780	4,498
6.875%, 01/17/18(B)	650	774
6.750%, 03/10/14	1,450	1,611
6.625%, 02/17/37	1,100	1,315
5.875%, 03/13/20(B)	1,500	1,729
4.875%, 05/05/21(B)	2,025	2,154
Star Energy
11.500%, 02/12/15(B)	300	325

		49,765

Iraq — 1.4%
Republic of Iraq
5.800%, 01/15/28	16,770	14,841

Ivory Coast — 0.6%
Government of Ivory Coast
2.500%, 12/31/32(D)	12,327	6,441

Jamaica — 0.2%
Digicel
8.250%, 09/01/17	133	133
Digicel Group
10.500%, 04/15/18	400	424
9.125%, 01/15/15(B)	693	693
8.875%, 01/15/15(B)	750	750

		2,000

Jordan — 0.1%
Kingdom of Jordan
3.875%, 11/12/15	950	901

Kazakhstan — 4.9%
BTA Bank JSC
10.750%, 01/01/13 (E)	4,312	2,954
10.750%, 01/01/13 (B)(E)	1,502	1,029
0.000%, 07/01/20 (B) (C)	2,772	116
CenterCredit International
8.625%, 01/30/14	3,300	3,275
Citigroup Global Markets for JSC Kazkommertsbank
8.700%, 04/07/14 (C)	1,550	1,364
Development Bank of Kazakhstan JSC
5.500%, 12/20/15 (B)	600	618
Halyk Savings Bank of Kazakhstan
7.250%, 05/03/17	1,150	1,176
7.250%, 01/28/21 (B)	1,000	1,004
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20	1,550	1,620
Kazatomprom
6.250%, 05/20/15	850	890

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

6.250%, 05/20/15(B)		1,050	$1,100
Kazkommertsbank
12.850%, 12/18/12		600	640
8.500%, 04/16/13		1,500	1,485
8.500%, 05/11/18		2,000	1,790
8.000%, 11/03/15		1,950	1,816
7.875%, 04/07/14		900	859
7.500%, 11/29/16		2,650	2,372
6.875%, 02/13/17	EUR	500	629
KazMunayGas National
11.750%, 01/23/15		250	303
11.750%, 01/23/15(B)		3,663	4,442
9.125%, 07/02/18		1,323	1,584
9.125%, 07/02/18(B)		3,698	4,456
8.375%, 07/02/13		4,017	4,318
7.000%, 05/05/20		3,463	3,740
7.000%, 05/05/20(B)		1,391	1,502
6.375%, 04/09/21		650	676
6.375%, 04/09/21(B)		3,524	3,685
Tengizchevroil Finance
6.124%, 11/15/14		320	334
Zhaikmunai Finance
10.500%, 10/19/15(B)		1,750	1,741

			51,518

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/20		1,000	1,081

Latvia — 0.1%
Republic of Latvia
5.250%, 06/16/21(B)		540	535

Lebanon — 0.3%
Republic of Lebanon MTN
9.000%, 03/20/17		150	177
6.375%, 03/09/20		1,950	2,036
6.100%, 10/04/22		1,050	1,048
5.150%, 11/12/18		400	393

			3,654

Lithuania — 0.8%
Republic of Lithuania
7.375%, 02/11/20		2,050	2,378
7.375%, 02/11/20(B)		1,200	1,394
6.750%, 01/15/15(B)		1,505	1,652
6.125%, 03/09/21		450	482
6.125%, 03/09/21(B)		912	977
5.125%, 09/14/17		250	258
5.125%, 09/14/17(B)		940	971

			8,112

Malaysia — 3.3%
Axiata SPV1 Labuan
5.375%, 04/28/20		550	587
Government of Malaysia
5.094%, 04/30/14	MYR	5,610	1,972
3.835%, 08/12/15	MYR	6,390	2,183
3.741%, 02/27/15	MYR	12,440	4,235

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2011

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Petroliam Nasional
7.750%, 08/15/15		1,460	$1,768
7.625%, 10/15/26		1,430	1,946
Petronas Capital
7.875%, 05/22/22		5,130	6,848
7.875%, 05/22/22(B)		450	601
7.000%, 05/22/12		3,055	3,180
5.250%, 08/12/19		1,200	1,340
5.250%, 08/12/19(B)		8,100	9,045
4.250%, 08/12/14(B)		365	388
Wakala Global Sukuk
4.646%, 07/06/21(B)		1,050	1,106

			35,199

Mexico — 9.0%
Alestra
11.750%, 08/11/14		422	473
America Movil
2.375%, 09/08/16		2,000	1,984
Axtel
9.000%, 09/22/19		762	726
7.625%, 02/01/17(B)		291	273
Bank of New York Mellon Institucionde Banca Multiple
9.625%, 05/02/21(B)		1,594	1,546
BBVA Bancomer
6.008%, 05/17/22(C)		1,150	1,104
Cemex
9.000%, 01/11/18(B)		1,024	845
5.246%, 09/30/15 (A)(B)(C)		1,709	1,333
Cemex Espana Luxembourg
9.500%, 12/14/16		1,000	882
9.250%, 05/12/20		100	81
9.250%, 05/12/20(B)		1,959	1,597
8.875%, 05/12/17	EUR	63	66
Comision Federal de Electricidad
4.875%, 05/26/21(B)		900	925
Corporation Geo
9.250%, 06/30/20(B)		1,100	1,110
9.250%, 06/30/20		500	504
Desarrolla
7.500%, 09/28/15		252	251
Grupo Bimbo
4.875%, 06/30/20(B)		415	436
Grupo Senda
10.500%, 10/03/15		4,390	4,434
Hipotecaria Su Casita
8.500%, 10/04/16 (B) (D)		222	102
8.500%, 10/04/16(D)		81	37
Mexican Bonos, Ser M10
7.250%, 12/15/16	MXP	48,100	4,288
Mexican Bonos
9.500%, 12/18/14	MXP	12,283	1,137
8.500%, 12/13/18	MXP	50,010	4,755
8.500%, 05/31/29	MXP	51,160	4,790
8.500%, 11/18/38	MXP	41,100	3,698
8.000%, 12/17/15	MXP	25,400	2,298
7.750%, 12/14/17	MXP	48,110	4,398
6.500%, 06/10/21	MXP	40,900	3,405
NII Capital
10.000%, 08/15/16		2,765	3,111
7.625%, 04/01/21		750	765

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Oceanografia
11.250%, 07/15/15		1,286	$637
Pemex Finance
9.150%, 11/15/18		1,895	2,434
Pemex Project Funding Master Trust
6.625%, 06/15/35		3,772	4,169
5.750%, 03/01/18		1,170	1,302
Petroleos Mexicanos
8.000%, 05/03/19		850	1,072
6.500%, 06/02/41(B)		530	571
6.000%, 03/05/20(B)		500	567
Southern Copper
6.750%, 04/16/40		162	171
United Mexican States MTN
8.300%, 08/15/31		3,351	4,809
8.000%, 09/24/22		2,510	3,589
6.625%, 03/03/15		1,900	2,196
6.050%, 01/11/40		2,914	3,341
5.950%, 03/19/19		1,500	1,774
5.750%, 10/12/10		3,144	3,122
5.625%, 01/15/17		6,138	7,059
5.125%, 01/15/20		3,130	3,513
United Mexican States, Ser A MTN
6.750%, 09/27/34		2,913	3,641

			95,321

Morocco — 0.3%
Kingdom of Morocco
4.500%, 10/05/20	EUR	2,050	2,670

Nigeria — 0.2%
Afren
11.500%, 02/01/16(B)		900	941
Republic of Nigeria
6.750%, 01/28/21(B)		950	1,004
UBS
9.350%, 09/04/17 (B) (C)		800	555

			2,500

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13(D)		2,750	137

Pakistan — 0.3%
Pakistan Mobile Communications
8.625%, 11/13/13(B)		330	315
Republic of Pakistan
7.125%, 03/31/16		1,050	903
6.875%, 06/01/17		100	81
6.875%, 06/01/17		2,100	1,701

			3,000

Panama — 1.8%
Republic of Panama
9.375%, 01/16/23		595	815
9.375%, 04/01/29		6,974	10,740
8.875%, 09/30/27		1,307	1,928
8.125%, 04/28/34		940	1,283
7.250%, 03/15/15		1,600	1,872
7.125%, 01/29/26		200	256
6.700%, 01/26/36		1,850	2,289

			19,183

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2011

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Peru — 1.9%
Banco de Credito del Peru
5.375%, 09/16/20 (B)		1,093	$1,057
Continental Senior Trustees Cayman
5.500%, 11/18/20 (B)		693	663
Inkia Energy
8.375%, 04/04/21 (B)		548	556
Interoceanica IV Finance
3.947%, 11/30/25 (B) (F)		711	391
3.577%, 11/30/18 (B) (F)		314	258
2.951%, 11/30/18		595	488
Peru Enhanced Pass-Through Finance
3.826%, 05/31/18(F)		377	320
3.740%, 05/31/18 (B) (F)		425	362
Republic of Peru
8.750%, 11/21/33		7,309	10,854
8.375%, 05/03/16		850	1,060
7.350%, 07/21/25		2,790	3,641
7.125%, 03/30/19		250	311
6.550%, 03/14/37		120	147

			20,108

Philippines — 4.1%
National Power
9.625%, 05/15/28		1,100	1,535
Power Sector
7.390%, 12/02/24 (B)		1,300	1,591
7.250%, 05/27/19 (B)		100	120
Power Sector Assets & Liabilities Management
7.390%, 12/02/24		700	840
Republic of Philippines
10.625%, 03/16/25		2,976	4,717
9.500%, 02/02/30		5,305	8,143
9.375%, 01/18/17		7,963	10,432
8.875%, 03/17/15		125	153
8.375%, 06/17/19		1,600	2,104
7.750%, 01/14/31		2,543	3,395
7.500%, 09/25/24		750	958
6.375%, 10/23/34		3,511	4,152
5.500%, 03/30/26		1,646	1,794
4.950%, 01/15/21	PHP	33,000	797
4.000%, 01/15/21		2,403	2,448

			43,179

Poland — 1.9%
Polish Television Holding
11.000%, 11/15/14 (B)(E)	EUR	700	1,008
Republic of Poland
6.375%, 07/15/19		13,153	15,113
5.125%, 04/21/21		1,009	1,049
TVN Finance
10.750%, 11/15/17	EUR	200	302
TVN Finance II
10.750%, 11/15/17(B)	EUR	1,400	2,157

			19,629

Qatar — 1.5%
Qatari Diar Finance QSC
5.000%, 07/21/20 (B)		1,800	1,958

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Qtel International Finance
7.875%, 06/10/19	2,960	$3,678
6.500%, 06/10/14 (B)	600	665
5.000%, 10/19/25 (B)	1,172	1,163
4.750%, 02/16/21 (B)	504	513
State of Qatar
9.750%, 06/15/30	535	861
6.400%, 01/20/40	650	786
6.400%, 01/20/40 (B)	705	860
5.250%, 01/20/20 (B)	3,986	4,474
4.000%, 01/20/15	600	637

		15,595

Russia — 8.0%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17 (B)	771	777
7.750%, 04/28/21 (B)	910	886
Alfa Dividend Payment Rights Finance MTN
2.210%, 12/15/11 (B) (C)	47	47
Alfa Invest MTN
9.250%, 06/24/13(B)	1,200	1,281
Alfa Issuance MTN
8.000%, 03/18/15	208	214
BOM Capital
6.699%, 03/11/15	1,300	1,331
Edel Capital for Sinek Capital SA
7.700%, 08/03/15	600	644
Evraz Group
6.750%, 04/27/18 (B)	837	810
MTS International
8.625%, 06/22/20 (B)	2,150	2,354
Novatek Finance
6.604%, 02/03/21(B)	3,048	3,193
RSHB Capital for Russian
Agricultural Bank
7.750%, 05/29/18	800	912
Russian Federation
12.750%, 06/24/28	3,220	5,707
7.500%, 03/31/30 (E)	33,831	40,472
Russian Foreign Bond - Eurobond
5.000%, 04/29/20	300	319
5.000%, 04/29/20 (B)	500	531
RZD Capital MTN
5.739%, 04/03/17	750	788
SCF Capital
5.375%, 10/27/17 (B)	2,631	2,585
Teorema Holding
11.000%, 10/27/09 (D) (I)	2,000	200
TNK-BP Finance
6.250%, 02/02/15(B)	238	255
UBS (Vimpelcom)
8.250%, 05/23/16	190	199
VimpelCom Holdings
7.504%, 03/01/22	2,000	1,908
7.504%, 03/01/22 (B)	981	935
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (B)	400	432
9.125%, 04/30/18	1,100	1,189
7.748%, 02/02/21(B)	3,830	3,763

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2011

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Vnesheconombank Via VEB Finance
6.902%, 07/09/20		150	$162
6.902%, 07/09/20 (B)		3,035	3,281
6.800%, 11/22/25 (B)		1,000	1,036
5.450%, 11/22/17 (B)		800	814
VTB Capital
6.875%, 05/29/18		4,500	4,759
6.609%, 10/31/12 (B)		650	674
6.551%, 10/13/20 (B)		960	966
6.250%, 06/30/35		698	721

			84,145

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15		500	471
10.750%, 02/18/15 (B)		1,050	990

			1,461

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/21 (B)		1,450	1,526

Singapore — 0.7%
Bakrie Telecom
11.500%, 05/07/15		592	479
Sea Production
4.536%, 02/14/12		8,429	7,081
STATS ChipPac
5.375%, 03/31/16 (B)		224	222
Yanlord Land Group
9.500%, 05/04/17		147	133

			7,915

South Africa — 3.7%
Edcon Proprietary
9.500%, 03/01/18 (B)		1,200	936
4.423%, 06/15/14 (C)	EUR	3,275	3,607
Eskom Holdings
5.750%, 01/26/21 (B)		2,683	2,879
Gold Field Orogen
4.875%, 10/07/20		1,055	1,006
Myriad International Holding
6.375%, 07/28/17		250	269
6.375%, 07/28/17 (B)		1,535	1,650
Republic of South Africa
10.500%, 12/21/26	ZAR	10,910	1,881
8.500%, 06/23/17		3,038	3,843
6.875%, 05/27/19		3,907	4,806
6.750%, 03/31/21	ZAR	47,600	6,314
6.500%, 06/02/14		2,455	2,757
6.250%, 03/08/41		685	805
5.875%, 05/30/22		2,445	2,854
5.500%, 03/09/20		4,090	4,661
Transnet MTN
4.500%, 02/10/16 (B)		720	752

			39,020

South Korea — 0.1%
Export-Import Bank of Korea
8.125%, 01/21/14		1,062	1,202

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Sri Lanka — 0.4%
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15 (B)		1,200	$1,308
6.250%, 10/04/20		800	802
6.250%, 07/27/21 (B)		2,165	2,160

			4,270

Supra-National — 0.2%
Andina de Fomento
8.125%, 06/04/19		565	699
European Bank for Reconstruction & Development
7.200%, 06/08/16	IDR	8,320,000	1,019

			1,718

Thailand — 0.4%
True Move
10.750%, 12/16/13		300	315
10.750%, 12/16/13 (B)		850	886
10.375%, 08/01/14		2,000	2,090
10.375%, 08/01/14 (B)		1,350	1,411

			4,702

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (B)		1,153	1,395
6.000%, 05/08/22		2,727	2,768
6.000%, 05/08/22 (B)		550	558

			4,721

Tunisia — 0.1%
Banque Centrale de Tunisie
8.250%, 09/19/27		300	370
7.375%, 04/25/12		500	519

			889

Turkey — 3.2%
Globus Capital Finance
8.500%, 03/05/12		700	693
Republic of Turkey
11.875%, 01/15/30		1,125	1,921
9.500%, 01/15/14		300	345
8.000%, 02/14/34		1,700	2,133
7.500%, 07/14/17		2,475	2,921
7.500%, 11/07/19		1,887	2,255
7.375%, 02/05/25		4,957	5,914
7.250%, 03/15/15		900	1,019
7.250%, 03/05/38		540	630
7.000%, 09/26/16		1,209	1,382
7.000%, 03/11/19		550	634
7.000%, 06/05/20		663	769
6.875%, 03/17/36		3,495	3,906
6.750%, 04/03/18		4,830	5,533
6.750%, 05/30/40		1,941	2,135
6.000%, 01/14/41		470	468
5.625%, 03/30/21		650	695
Yuksel Insaat
9.500%, 11/10/15		658	597

			33,950

Ukraine — 3.5%
Biz Finance for Ukreximbank
8.375%, 04/27/15		6,077	6,077

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2011

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston for City of Kiev
8.000%, 11/06/15		215	$198
Credit Suisse First Boston International (Export/Import - Ukraine)
7.650%, 09/07/11		1,350	1,348
6.800%, 10/04/12		800	801
DTEK Finance
9.500%, 04/28/15 (B)		790	804
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (B)		650	679
Government of Ukraine
7.950%, 02/23/21 (B)		350	363
7.750%, 09/23/20 (B)		1,000	1,034
7.650%, 06/11/13		1,771	1,826
6.875%, 09/23/15		200	204
6.875%, 09/23/15 (B)		2,993	3,059
6.750%, 11/14/17		1,050	1,050
6.580%, 11/21/16		370	371
6.250%, 06/17/16 (B)		3,343	3,318
Metalloinvest Finance
6.500%, 07/21/16 (B)		1,111	1,087
Metinvest MTN
8.750%, 02/14/18 (B)		941	922
MHP
10.250%, 04/29/15		553	558
10.250%, 04/29/15 (B)		1,865	1,884
Mriya Agro Holding
10.950%, 03/30/16 (B)		417	419
NAK Naftogaz Ukraine
9.500%, 09/30/14		6,523	6,971
Oschadbank Via SSB #1
8.250%, 03/10/16		800	763
Springvale Holdings
9.181%,09/07/09(C)(D)(I)		1,000	75
UK Private Bank
8.000%, 02/06/12		2,700	2,680

			36,491

United Arab Emirates — 3.2%
Atlantic Finance
10.750%, 05/27/14		1,000	1,085
Dolphin Energy
5.888%, 06/15/19		884	966
5.888%, 06/15/19 (B)		177	193
DP World MTN
6.850%, 07/02/37		1,610	1,562
Dubai DOF Sukuk MTN
6.396%, 11/03/14		750	782
Dubai Electricity & Water Authority
8.500%, 04/22/15		1,202	1,322
8.500%, 04/22/15 (B)		2,450	2,695
7.375%, 10/21/20 (B)		2,920	2,986
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14	EUR	5,450	6,729
Dubai Holding MTN
6.000%, 02/01/17	GBP	850	1,080
Dubai Sukuk Centre
0.685%, 06/13/12 (C)		2,650	2,445

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Emirate of Abu Dhabi
7.750%, 10/05/20		1,657	$1,767
6.750%, 04/08/19		800	979
6.750%, 04/08/19 (B)		670	820
6.700%, 10/05/15		350	366
Jafz Sukuk
3.401%, 11/27/12 (C)	AED	25,100	6,335
MDC-GMTN MTN
5.500%, 04/20/21 (B)		1,660	1,772

			33,884

Uruguay — 2.3%
Republic of Uruguay
9.250%, 05/17/17		4,807	6,393
8.000%, 11/18/22		6,648	8,792
7.625%, 03/21/36		3,661	4,833
6.875%, 09/28/25		261	326
Republic of Uruguay PIK
7.875%, 01/15/33		3,320	4,407

			24,751

Venezuela — 4.3%
Bolivarian Republic of Venezuela
9.000%, 05/07/23		1,620	1,102
8.250%, 10/13/24		2,050	1,307
Government of Venezuela
13.625%, 08/15/18		737	715
13.625%, 08/15/18		2,435	2,362
12.750%, 08/23/22		3,800	3,293
10.750%, 09/19/13		900	895
9.375%, 01/13/34		1,020	699
9.250%, 09/15/27 (A)		2,229	1,571
9.250%, 05/07/28		1,700	1,139
8.500%, 10/08/14		3,405	3,073
7.750%, 10/13/19		1,350	925
7.650%, 04/21/25		1,250	759
7.000%, 03/31/38		200	111
6.000%, 12/09/20		900	540
5.750%, 02/26/16		1,221	931
Petroleos de Venezuela
12.750%, 02/17/22		1,750	1,417
8.500%, 11/02/17		1,472	1,030
8.500%, 11/02/17		1,000	700
5.500%, 04/12/37		1,550	728
5.375%, 04/12/27		4,655	2,281
5.250%, 04/12/17		6,974	4,202
5.000%, 10/28/15		1,700	1,118
4.900%, 10/28/14		18,916	13,998

			44,896

Vietnam — 0.2%
Socialist Republic of Vietnam
6.875%, 01/15/16		350	369
6.750%, 01/29/20		1,800	1,872

			2,241

Total Global Bonds (Cost $903,398) ($ Thousands)			984,263

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2011

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 1.1%

Angola — 0.1%
Republic of Angola
3.748%, 04/30/16 (H) (I) EUR	1,083	$1,441

Argentina — 0.0%
Endesa Costanera Sociedad Anonima
11.302%, 03/30/12	347	347

Brazil — 0.1%
Virgolino de Oliveira
5.257%, 11/03/15	600	595

Indonesia — 0.4%
PT Bumi Resources
11.190%, 08/07/13	1,973	2,072
PT Bumi, Ser Tranche A
7.525%, 03/02/12	1,213	1,201
PT Bumi, Ser Tranche B
7.525%, 03/02/12	969	959

		4,232

Russia — 0.2%
Snegri Overseas
10.500%, 10/10/11 (H) (I)	1,991	1,882

Singapore — 0.3%
Morton Bay Senior
6.220%, 01/31/12 (H) (I)	3,020	2,931

Total Loan Participations (Cost $11,507) ($ Thousands)		11,428

CONVERTIBLE BONDS — 0.4%
FirstSource Solutions CV to 42,549.14 Shares
5.914%, 12/04/12 (F)	2,100	2,499
Suzlon Energy CV to 22.6830 Shares
3.856%, 06/12/12 (F)	918	1,157
Suzlon Energy CV to 533.2762 Shares
2.452%, 07/25/14 (F)	500	432

Total Convertible Bonds (Cost $3,309) ($ Thousands)		4,088

	Number of Warrants

WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A,
Expires 10/27/11*	136	—
Teorema Holding B,
Expires 10/27/11*	272	—

Total Warrants (Cost $47) ($ Thousands)		—

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIPS — 0.5%
SEI Liquidity Fund, L.P. 0.120%** † (G)	6,051,669	$5,826

Total Affiliated Partnerships (Cost $6,052) ($ Thousands)		5,826

Total Investments — 95.3% (Cost $924,313)($ Thousands)††		$1,005,605

A summary of outstanding futures contracts held by the Fund at August 31, 2011 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation) ($ Thousands)
Euro-Buxl 30 Year Bond	(16)	Sep-2011	$(219)
U.S. 10-Year Treasury Note	5	Dec-2011	—
U.S. Ultra Long Treasury Bond	22	Jan-2012	(24)

			$(243)

For the period ended August 31, 2011, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2011

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/1/11-9/9/11	USD	8,354	MXP	101,921	$(106)
9/1/11-10/7/11	MXP	170,413	USD	14,454	687
9/2/11	BRL	29,861	USD	19,048	246
9/2/11	USD	18,517	BRL	29,861	285
9/6/11	INR	303,677	USD	6,617	24
9/6/11	MYR	21,385	USD	7,152	(16)
9/6/11-11/15/11	USD	19,890	MYR	59,929	150
9/6/11-2/6/12	USD	15,868	INR	720,602	(303)
9/16/11	GBP	716	USD	1,160	(5)
9/16/11	USD	1,200	EUR	831	(4)
9/16/11-10/21/11	EUR	25,319	USD	35,839	(603)
9/20/11	RUB	115,252	USD	4,062	76
9/20/11	USD	4,055	RUB	115,252	(69)
11/8/11	USD	1,863	KRW	1,987,875	(1)
11/14/11	CNY	26,196	USD	4,071	(47)
11/14/11-5/16/12	USD	8,168	CNY	52,392	106

					$420

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at August 31, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(6,818)	6,593	$(225)
Brown Brothers Harriman	(32,784)	32,765	(19)
Citigroup	(45,246)	45,802	556
Deutsche Bank	(8,295)	8,298	3
HSBC	(44,801)	44,872	71
JPMorgan Chase Bank	(18,891)	18,914	23
UBS	(13,123)	13,134	11

			$420

A summary of outstanding swap agreements held by the fund at August 31, 2011, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date		Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
HSBC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,475,000	$302
Barclays Bank PLC	Republic of Korea 5% 06/10/22	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,497,000	276

							$578

Percentages are based on a Net Assets of $1,054,996 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2011.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at August 31, 2011. The total value of securities on loan at August 31, 2011 was $5,327 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2011. The date reported on the Schedule of Investments is the next reset date.

(D)	Security in default on interest payments.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2011. The coupon on a step bond changes on a specified date.

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2011 was $5,826 ($ Thousands)
(H)	Securities considered illiquid. The total value of such securities as of August 31, 2011 was $6,254 ($ Thousands) and represented 0.59% of Net Assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2011 was $6,529 and represented 0.62% of Net Assets.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $924,313 ($ Thousands), and the unrealized appreciation and depreciation were $98,531 ($ Thousands) and $(17,239) ($ Thousands), respectively.

AED — United Arab Emirates Dirham

ARS — Argentine Peso

BRL — Brazilian Real

CLN — Credit-Linked Note

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — South Korean Won

LLC — Limited Liability Company

L.P. — Limited Partnership

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2011

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

RUB — Russian Ruble

Ser — Series

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$984,263	$—	$984,263
Convertible Bonds	—	4,088	—	4,088
Warrants	—	—	—	—
Loan Participations	—	5,174	6,254	11,428
Affiliated Partnerships	—	5,826	—	5,826

Total Investments in Securities	$—	$999,351	$6,254	$1,005,605

	$1,005,605	$1,005,605	$1,005,605	$1,005,605
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(243)	$—	$—	$(243)
Forwards	—	420	—	420
Total Return Swaps	—	578	—	578

Total Other Financial Instruments	$(243)	$998	$—	$755

*Future	contracts, forwards and swaps are valued at the unrealized appreciation
(depreciation)	on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Loan Participations
Beginning balance as of June 1, 2011	$7,038
Accrued discounts/premiums	6
Realized gain/(loss)	133
Change in unrealized appreciation/(depreciation)	(210)
Purchases	—
Sales	(713)
Net transfer in and/or out of Level 3	—

Ending balance as of August 31, 2011	$6,254

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(122)

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Real Return Plus Fund

August 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.9%

U.S. Treasury Inflation-Protected
Securities
2.500%, 07/15/16	$23,863	$27,746
2.000%, 01/15/14	31,486	33,702
2.000%, 07/15/14	22,107	24,000
2.000%, 01/15/16	26,612	29,914
1.875%, 07/15/13	16,278	17,138
1.875%, 07/15/15	12,417	13,775
1.625%, 01/15/15	30,381	33,001
1.250%, 04/15/14	23,171	24,467
0.625%, 04/15/13	21,700	22,190
0.500%, 04/15/15	37,965	39,890
0.125%, 04/15/16	17,078	17,833
U.S. Treasury Note
3.625%, 02/15/21	3,100	3,500

Total U.S. Treasury Obligations (Cost $276,014) ($ Thousands)		287,156

Total Investments — 99.9% (Cost $276,014)($ Thousands) †		$287,156

Percentages are based on Net Assets of $287,569 ($ Thousands).

†	At August 31, 2011, the tax basis cost of the Fund’s investments was $276,014 ($ Thousands), and the unrealized appreciation and depreciation were $11,245 ($ Thousands) and $(103) ($ Thousands) respectively.

As of August 31, 2011, all of the Fund’s investments were considered Level 2.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2011

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 7.2%
FHLB
0.064%, 11/14/11	$17,000	$16,998
0.041%, 11/23/11	16,000	15,998

Total U.S. Government Agency Obligations (Cost $32,996) ($ Thousands)		32,996

U.S. TREASURY OBLIGATIONS (A) (B) — 74.4%
U.S. Treasury Bills
0.185%, 12/15/11	10,000	10,000
0.010%, 09/01/11	140,000	140,000
0.005%, 09/29/11	192,000	191,998

Total U.S. Treasury Obligations (Cost $341,994) ($ Thousands)		341,998

CASH EQUIVALENT — 50.7%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A
0.010% * †	233,238,155	233,238

Total Cash Equivalent (Cost $233,238) ($ Thousands)		233,238

Total Investments — 132.3% (Cost $608,228) ($ Thousands)††		$608,232

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	2,778	Sep-2011	$(2,418)
U.S. 10-Year Treasury Note	2,199	Dec-2011	347

			$(2,071)

For the year ended August 31, 2011, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $459,714 ($ Thousands)

*	The rate reported is the 7-day effective yield as of August 31, 2011.

†	Investment in Affiliated Security.

††	At August 31, 2011, the tax basis cost of the Fund’s investments was $608,228 ($ Thousands), and the unrealized appreciation and depreciation were $6 ($ Thousands) and $(2)($ Thousands), respectively.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLB — Federal Home Loan Bank

S&P — Standard & Poor’s

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$32,996	$—	$32,996
U.S. Treasury Obligations	—	341,998	—	341,998
Cash Equivalent	233,238	—	—	233,238

Total Investments in Securities	$233,238	$374,994	$—	$608,232

Investments in Securities	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(2,071)	$—	$—	$(2,071)

Total Other Financial Instruments	$(2,071)	$—	$—	$(2,071)

*	Futures contracts are value at the unrealized depreciation on the instrument.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2011

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2011

Description	Face Amount (Thousands) (1)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 48.4%
U.S. Treasury Inflation-Protected Securities
2.500%, 07/15/16	7,645	$8,889
2.000%, 01/15/14 (A)	2,352	2,517
2.000%, 07/15/14	9,065	9,841
2.000%, 01/15/16 (A)	4,833	5,433
1.875%, 07/15/13	7,743	8,151
1.875%, 07/15/15	6,237	6,920
1.625%, 01/15/15 (A)	6,348	6,896
1.250%, 04/15/14 (A)	2,000	2,112
0.500%, 04/15/15 (A)	1,974	2,074
0.125%, 04/15/16	337	352

Total U.S. Treasury Obligations (Cost $53,583) ($ Thousands)		53,185

EXCHANGE TRADED FUNDS — 19.3%

United States — 19.3%
Credit Suisse Commodity Return Strategy Fund, Cl I	2,130,802	20,392
Market Vectors Gold Miners ETF	13,600	854

Total Exchange Traded Funds (Cost $21,036) ($ Thousands)		21,246

FOREIGN COMMON STOCK — 13.9%

Australia — 1.1%
BHP Billiton	9,600	409
Goodman Group ‡	102,500	72
GPT Group ‡	15,600	52
Incitec Pivot	63,300	258
OneSteel	68,900	112
Origin Energy	10,800	165
Rio Tinto	1,500	117

		1,185

Brazil — 1.1%
BR Malls Participacoes	6,600	74
Cia Vale do Rio Doce	2,500	70
Cia Vale do Rio Doce ADR, Cl B	3,100	87
Multiplan Empreendimentos Imobiliarios	2,300	48
Petroleo Brasileiro ADR	20,620	599
Petroleo Brasileiro ADR, Cl A	8,740	233
Rossi Residencial	6,500	50

		1,161

Description	Shares	Market Value ($ Thousands)

Canada — 3.3%
Agrium	2,490	$214
Allied Properties ‡	8,000	194
Cenovus Energy	2,920	106
Cominar ‡	10,500	236
Dundee (Canada) ‡	8,800	287
Goldcorp	9,920	518
IAMGOLD	16,000	331
Kinross Gold	18,970	330
New Gold *	12,600	171
Nexen	9,650	206
Penn West Petroleum	8,590	161
Potash Corp of Saskatchewan	3,650	212
RioCan ‡	9,800	256
Suncor Energy	11,520	370

		3,592

China — 0.4%
China Petroleum & Chemical	354,000	349
Soho China	54,500	48

		397

France — 0.6%
Total	7,530	368
Unibail-Rodamco ‡	1,175	254

		622

Germany — 0.0%
GSW Immobilien *	1,400	45

Hong Kong — 0.7%
Cheung Kong Holdings	12,000	169
Great Eagle Holdings	21,000	62
KWG Property Holding	71,000	42
Link ‡	28,500	99
Sun Hung Kai Properties	13,000	184
Wharf Holdings	32,000	204

		760

India — 0.1%
Tata Steel GDR	14,600	150

Japan — 0.4%
JFE Holdings	12,900	300
Sumitomo Realty & Development	4,000	85

		385

Netherlands — 1.5%
ArcelorMittal	12,300	271

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2011

Description	Shares	Market Value ($ Thousands)

Royal Dutch Shell, Cl A	30,170	$1,012
Royal Dutch Shell, Cl B	9,900	334

		1,617

Poland — 0.1%
KGHM Polska Miedz	1,880	114

Russia — 0.8%
Gazprom OAO ADR	46,100	573
Lukoil OAO ADR	5,450	328

		901

Singapore — 0.3%
CapitaLand	84,000	183
UOL Group	23,000	88

		271

South Africa — 0.2%
Exxaro Resources	4,060	109
Northam Platinum	21,100	109

		218

Switzerland — 0.3%
Xstrata	19,690	343

Thailand — 0.4%
Banpu	8,800	186
PTT NVDR	17,700	195

		381

United Kingdom — 2.8%
BG Group	24,600	532
BHP Billiton	10,150	346
BP	140,800	922
Intercontinental Hotels Group	8,100	137
Land Securities Group ‡	10,710	128
Mondi	17,300	153
Rio Tinto	10,940	669
Telecity Group *	5,700	51
Tullow Oil	8,730	153

		3,091

Total Foreign Common Stock (Cost $16,125) ($ Thousands)		15,233

COMMON STOCK — 12.6%

Consumer Staples — 0.3%
Bunge	4,770	309

Energy — 5.7%
Anadarko Petroleum	6,400	472

Description	Shares	Market Value ($ Thousands)

Chevron	12,510	$1,237
ConocoPhillips	11,390	775
Devon Energy	6,920	469
Exxon Mobil	28,400	2,103
Hess	3,610	214
Marathon Oil	7,920	213
Marathon Petroleum	2,980	111
Noble Energy	3,020	267
Peabody Energy	3,570	174
QEP Resources	2,890	102
Schlumberger	2,050	160

		6,297

Financials — 5.9%
American Campus Communities ‡	4,300	168
Apartment Investment & Management, Cl A ‡	1,800	48
Ashford Hospitality Trust ‡	13,000	105
Associated Estates Realty ‡	5,500	97
BioMed Realty Trust ‡	11,700	214
Boston Properties ‡	5,300	553
BRE Properties ‡	3,800	191
Camden Property Trust ‡	2,600	174
CB Richard Ellis Group, Cl A *	3,500	53
Digital Realty Trust ‡	3,600	215
Douglas Emmett ‡	10,100	182
Duke Realty ‡	16,300	194
Equity Lifestyle Properties ‡	1,900	131
Essex Property Trust ‡	1,400	201
Extra Space Storage ‡	10,500	226
Glimcher Realty Trust ‡	10,200	87
Highwoods Properties ‡	3,000	98
Home Properties ‡	4,000	267
Host Hotels & Resorts ‡	13,500	160
Liberty Property Trust ‡	4,400	149
Post Properties ‡	2,300	96
Public Storage ‡	4,300	532
Rayonier ‡	1,200	50
Simon Property Group ‡	8,300	975
SL Green Realty ‡	2,000	144
Strategic Hotels & Resorts ‡ *	11,000	53
Tanger Factory Outlet Centers ‡	6,100	172
U-Store-It Trust ‡	7,100	76
Ventas ‡	8,600	460
Weingarten Realty Investors ‡	7,100	173
Weyerhaeuser ‡	10,300	186

		6,430

Materials — 0.6%
Alcoa	12,200	156
Dow Chemical	3,840	109
Monsanto	4,500	310

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2011

Description	Shares/ Face Amount (Thousands) (1)	Market Value ($ Thousands)

Newmont Mining	1,850	$116

		691

Telecommunication Services — 0.1%
Crown Castle International*	1,600	70

Total Common Stock (Cost $14,394) ($ Thousands)		13,797

CORPORATE OBLIGATIONS — 4.5%

Consumer Discretionary — 0.4%
Brands
6.625%, 04/01/21	50	51
CBS
5.750%, 04/15/20	120	134
Comcast
6.450%, 03/15/37	40	45
Time Warner Cable
4.125%, 02/15/21	65	65
Viacom
4.500%, 03/01/21	130	135

		430

Consumer Staples — 0.1%
Bunge Finance
4.100%, 03/15/16	125	130

Energy — 1.0%
Chesapeake Energy
6.125%, 02/15/21	50	51
Energy Transfer Partners
5.950%, 02/01/15	115	128
Hess
8.125%, 02/15/19	50	65
6.000%, 01/15/40	60	66
Kinder Morgan Energy Partners
4.150%, 03/01/22	56	55
Nabors Industries
9.250%, 01/15/19	105	133
Noble Energy
8.250%, 03/01/19	100	130
Oil States International
6.500%, 06/01/19	55	55
Spectra Energy Capital LLC
6.200%, 04/15/18	115	134
Valero Energy
6.125%, 02/01/20	115	128
Weatherford International
5.125%, 09/15/20	125	131

		1,076

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Financials — 1.7%
American International Group
6.400%, 12/15/20	60	$63
5.600%, 10/18/16	60	62
Bank of America
5.000%, 05/13/21	65	64
3.625%, 03/17/16	65	63
Capital One Financial
4.750%, 07/15/21	115	116
Citigroup
6.875%, 03/05/38	40	43
5.375%, 08/09/20	40	42
4.587%, 12/15/15	40	42
Goldman Sachs Group MTN
6.750%, 10/01/37	40	38
5.375%, 03/15/20	40	41
3.625%, 02/07/16	40	40
Hartford Financial Services Group
5.500%, 03/30/20	125	127
HCP
5.375%, 02/01/21 ‡	125	127
HSBC Finance
6.676%, 01/15/21	60	58
Jefferies Group
5.125%, 04/13/18	130	130
JPMorgan Chase
6.400%, 05/15/38	40	45
4.250%, 10/15/20	45	46
3.450%, 03/01/16	40	41
Markel
7.125%, 09/30/19	115	137
Marsh & McLennan
5.750%, 09/15/15	60	67
4.800%, 07/15/21	65	66
MetLife
7.717%, 02/15/19	50	61
5.700%, 06/15/35	65	67
Morgan Stanley
4.750%, 04/01/14	40	40
Nationwide Financial Services
5.375%, 03/25/21	130	134
Prudential Financial MTN
3.000%, 05/12/16	135	135

		1,895

Health Care — 0.1%
Humana
6.450%, 06/01/16	115	132

Industrials — 0.3%
Huntington Ingalls Industries
7.125%, 03/15/21	50	47

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2011

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Republic Services
3.800%, 05/15/18	130	$137
Ryder System MTN
3.500%, 06/01/17	130	134

		318

Information Technology — 0.1%
Xerox
4.500%, 05/15/21	110	114

Materials — 0.2%
Dow Chemical
5.900%, 02/15/15	55	62
4.250%, 11/15/20	65	66
International Paper
7.950%, 06/15/18	110	131

		259

Telecommunication Services — 0.2%
EH Holding
6.500%, 06/15/19	50	50
U.S. Cellular
6.700%, 12/15/33	130	131

		181

Utilities — 0.3%
Constellation Energy Group
5.150%, 12/01/20	130	136
FirstEnergy Solutions
6.800%, 08/15/39	60	63
6.050%, 08/15/21	55	60
Nisource Finance
6.125%, 03/01/22	100	116

		375

Total Corporate Obligations (Cost $5,014) ($ Thousands)		4,910

FOREIGN BONDS — 1.7%
AngloGold Ashanti Holdings
5.375%, 04/15/20	135	138
ArcelorMittal
5.500%, 03/01/21	130	127
Asciano Finance
5.000%, 04/07/18	130	136
Barclays Bank
5.125%, 01/08/20	100	101
5.000%, 09/22/16	100	103
BBVA US Senior
3.250%, 05/16/14	135	132
Delhaize Group
6.500%, 06/15/17	115	136

Description		Face Amount (Thousands) (1) /Shares	Market Value ($ Thousands)

Deutsche Telekom International Finance
8.750%, 06/15/30		100	$135
Mexican Bonos, Ser M10
7.250%, 12/15/16	MXP	6,185	551
Royal Bank of Scotland
6.125%, 01/11/21		65	68
4.875%, 03/16/15		100	101
Telecom Italia Capital
7.175%, 06/18/19		60	62
5.250%, 10/01/15		65	64

Total Foreign Bonds (Cost $1,888) ($ Thousands)			1,854

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FHLMC ARM
5.188%, 10/01/39 (B)		499	530
FNMA ARM
4.984%, 10/01/39 (B)		496	530

Total U.S. Government Agency Obligations (Cost $1,056) ($ Thousands)			1,060

MORTGAGE-BACKED SECURITIES — 0.7%

Non-Agency Mortgage-Backed Obligations — 0.7%
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- CB17, Cl A4
5.429%, 12/12/43		135	143
JPMorgan Chase Commercial Mortgage Securities, Ser CB18, Cl A4
5.440%, 06/12/47		200	213
JPMorgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
6.007%, 06/15/49 (B)		185	196
Morgan Stanley Capital I, Ser IQ12, Cl A4
5.332%, 12/15/43		150	161

Total Mortgage-Backed Securities (Cost $719) ($ Thousands)			713

PREFERRED STOCK — 0.6%

Brazil — 0.6%
Cia Vale do Rio Doce, Cl A		2,350	60
Cia Vale do Rio Doce ADR, Cl B		21,920	566

Total Preferred Stock (Cost $671) ($ Thousands)			626

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2011

Description	Shares/Face Amount (Thousands) (1)	Market Value ($ Thousands)

EQUITY LINKED NOTE — 0.2%
Credit Suisse (Hindalco Industries)* (C)	48,500	$160

Total Equity Linked Note (Cost $177) ($ Thousands)		160

ASSET-BACKED SECURITY — 0.1%

Automotive — 0.1%
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	125	125

Total Asset-Backed Security (Cost $125) ($ Thousands)		125

Total Investments — 102.8% (Cost $114,788)($ Thousands) †		$112,909

A summary of the open futures contracts held by the Fund at August 31, 2011, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	(15)	Sep-2011	$(59)
U.S. 10-Year Treasury Note	(27)	Dec-2011	21
U.S. 5-Year Treasury Note	(9)	Dec-2011	—
U.S. Long Treasury Bond	(6)	Dec-2011	18

			$(20)

For the period ended August 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/15/11	AUD	989	USD	1,021	$(36)
9/15/11	EUR	1,336	USD	1,899	(24)
9/15/11	GBP	2,403	USD	3,928	16
9/15/11	JPY	30,441	USD	392	(6)
9/15/11	PLN	123	USD	43	—
9/15/11	SGD	272	USD	223	(3)
9/15/11	USD	247	EUR	173	2
9/15/11	USD	535	GBP	323	(9)
9/15/11	USD	110	JPY	8,457	—
9/15/11	USD	42	PLN	123	—
9/15/11	USD	24	SGD	29	—
9/15/11-9/23/11	CAD	4,448	USD	4,529	(19)
9/15/11-9/23/11	USD	1,117	CAD	1,107	16
10/19/11	MXP	6,940	USD	563	3

					$(60)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at August 31, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	(14,741)	14,682	$(60)

A summary of outstanding swap agreements held by the Fund at August 31, 2011, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Morgan Stanley	CDX.NA.IG.16.1	SELL	1.00	06/20/16	(2,250)	$(16)

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Schedule of Investments (Unaudited)

Multi-Asset Real Return Fund

August 31, 2011

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
UBS Warburg	S&P 500 TOTAL RETURN Index	1-Month LIBOR	Index Return	08/15/12	5,825	$(77)
UBS Warburg	S&P 500 TOTAL RETURN Index	1-Month LIBOR	Index Return	08/15/12	6,681	(89)
UBS Warburg	S&P 500 TOTAL RETURN Index	1-Month LIBOR	Index Return	08/15/12	607	(8)
UBS Warburg	S&P 500 TOTAL RETURN Index	1-Month LIBOR	Index Return	08/15/12	1,174	(47)
UBS Warburg	S&P 500 TOTAL RETURN Index	1-Month LIBOR	Index Return	08/15/12	1,402	(19)

						$(240)

A summary of outstanding reverse repurchase agreements held by the Fund as of August 31, 2011, is as follows:

Principal Amount ($ Thousands)	Coupon Rate (bps)	Counterparty	Value ($ Thousands)
$1,581	11	U.S. Treasury Inflation-Protected Security, 2.000%, 01/15/14	$1,581
628	4	U.S. Treasury Inflation-Protected Security, 2.000%, 07/15/16	628
4,015	8	U.S. Treasury Inflation-Protected Security, 1.625%, 01/15/15	4,015
1,706	8	U.S. Treasury Inflation-Protected Security, 1.250%, 04/15/14	1,706
557	5	U.S. Treasury Inflation-Protected Security, 0.500%, 07/15/14	557

			$8,487

Percentages are based on a Net Assets of $109,862 ($ Thousands)

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

†	At August 31, 2011, the tax basis cost of the Fund’s investments was $114,788($ Thousands), and the unrealized appreciation and depreciation were $487($ Thousands) and $(2,366)($ Thousands), respectively.

(A)	Security, or portion thereof, has been pledged as collateral on open reverse repurchase agreements.

(B)	Floating Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of August 31, 2011. The date reported on the Schedule of Investments is the maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt

GBP — British Pound Sterling

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

NVDR — Non-Voting Depositary Receipt

PLN — Polish Zloty

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$53,185	$—	$53,185
Exchange Traded Funds	21,246	—	—	21,246
Foreign Common Stock	15,233	—	—	15,233
Common Stock	13,797	—	—	13,797
Corporate Obligations	—	4,910	—	4,910
Foreign Bonds	—	1,854	—	1,854
U.S. Government Agency
Obligations	—	1,060	—	1,060
Mortgage-Backed Securities	—	713	—	713
Preferred Stock	626	—	—	626
Equity Linked Note	160	—	—	160
Asset-Backed Security	—	125	—	125

Total Investments in Securities	$51,062	$61,847	$—	$112,909

	$112,909	$112,909	$112,909	$112,909
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(20)	$—	$—	$(20)
Forwards Contracts *	(60)	—	—	(60)
Credit Default Swaps	—	(16)	—	(16)
Total Return Swaps	—	(240)	—	(240)
Reverse Repurchase Agreements	—	8,487	—	8,487

Total Other Financial Instruments	$(80)	$8,231	$—	$8,151

*	Futures and Forwards contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2011

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or I5d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15dl5(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended 17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: October 28, 2011

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: October 28, 2011